                             File Numbers  002-97564
                                           811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                       Post-Effective Amendment Number     X           37
                                                        -------      ------


                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment Number            X           284
                                                        -------      ------


                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
              (Depositor's Telephone Number, Including Area Code)


                            Gary R. Christensen, Esq.
                       Senior Vice President, Secretary and
                                General Counsel
                       Minnesota Life Insurance Company
                           400 Robert Street North
                       St. Paul, Minnesota  55101-2098
                   (Name and Address of Agent for Service)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box) [_] immediately upon filing pursuant to paragraph (b)


[X]  on May 1, 2017 pursuant to paragraph (b) of Rule 485

[_]  60 days after filing pursuant to paragraph (a)(i)
[_]  on (date) pursuant to paragraph (a)(i)
[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

                                    PART A

                     INFORMATION REQUIRED IN A PROSPECTUS

                     VARIABLE ANNUITY CONTRACT PROSPECTUS
        FLEXIBLE PAYMENT AND SINGLE PAYMENT VARIABLE ANNUITY CONTRACTS
                 OF MINNESOTA LIFE'S VARIABLE ANNUITY ACCOUNT

COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS FOR PERSONAL RETIREMENT PLANS

                       MINNESOTA LIFE INSURANCE COMPANY
                              ("MINNESOTA LIFE")

                            400 Robert Street North
                        St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                           https://www.securian.com

This Prospectus describes individual, single and flexible payment, variable annuity contracts (the "Contract(s)") offered by Minnesota Life Insurance Company. The contracts may be used in connection with all types of personal retirement plans. They may also be used apart from those plans.

You may invest your contract values in our Variable Annuity Account or our General Account. The Variable Annuity Account invests in the following Fund portfolios:

..   Fidelity(R) Variable Insurance Products Funds
  .   Equity-Income Portfolio -- Service Class 2 Shares
  .   Mid Cap Portfolio -- Service Class 2 Shares
..   Franklin Templeton Variable Insurance Products Trust
  .   Franklin Small-Mid Cap Growth VIP Fund -- Class 2 Shares
  .   Templeton Developing Markets VIP Fund -- Class 2 Shares

..   Ivy Variable Insurance Portfolios
  .   Ivy VIP Asset Strategy -- Class II Shares
  .   Ivy VIP Balanced -- Class II Shares
  .   Ivy VIP Core Equity -- Class II Shares
  .   Ivy VIP Global Growth -- Class II Shares
  .   Ivy VIP International Core Equity -- Class II Shares
  .   Ivy VIP Micro Cap Growth -- Class II Shares
  .   Ivy VIP Science and Technology -- Class II Shares
  .   Ivy VIP Small Cap Core -- Class II Shares
  .   Ivy VIP Value -- Class II Shares

..   Janus Aspen Series

  .   Forty Portfolio -- Service Shares*
  .   Overseas Portfolio -- Service Shares*
   * On/about May 30, 2017, "Janus Henderson" will precede the name of each of the portfolios.

..   Securian Funds Trust
  .   SFT Advantus Bond Fund -- Class 2 Shares
  .   SFT Advantus Government Money Market Fund
  .   SFT Advantus Index 400 Mid-Cap Fund -- Class 2 Shares
  .   SFT Advantus Index 500 Fund -- Class 2 Shares
  .   SFT Advantus International Bond Fund -- Class 2 Shares
  .   SFT Advantus Mortgage Securities Fund -- Class 2 Shares
  .   SFT Advantus Real Estate Securities Fund -- Class 2 Shares
  .   SFT Ivy/SM/ Growth Fund*
  .   SFT Ivy/SM/ Small Cap Growth Fund*
  .   SFT Pyramis(R) Core Equity Fund -- Class 2 Shares

   * 'Ivy' is the service mark of Ivy Distributors, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.

Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141 or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

  THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF
                       THE FUND PORTFOLIOS SHOWN ABOVE.

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                   OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


The date of this Prospectus and of the Statement of Additional Information is:
May 1, 2017.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

TABLE OF CONTENTS

        SPECIAL TERMS                                                 1

        HOW TO CONTACT US
                                                                      2

        QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS
                                                                      3

        EXPENSE TABLE
                                                                      5

        GENERAL DESCRIPTIONS
                                                                      9
              Minnesota Life Insurance Company                        9
              Variable Annuity Account                                9
              The Funds                                               9
              Additions, Deletions or Substitutions                  11
              Compensation Paid for the Sale of Contracts            11
              Payments Made by Underlying Mutual Funds               13

        CONTRACT CHARGES
                                                                     15
              Sales Charges                                          15
              Mortality and Expense Risk Charges                     16
              Premium Taxes                                          16

        VOTING RIGHTS
                                                                     16

        DESCRIPTION OF THE CONTRACTS
                                                                     17
              General Provisions                                     17
              Annuity Payments and Options                           19
              Death Benefits                                         23
              Abandoned Property Requirements                        24
              Purchase Payments and Value of the Contract            25
              Redemptions                                            29
              General Account                                        30

        FEDERAL TAX STATUS
                                                                     30

        PERFORMANCE DATA
                                                                     38

        RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM
                                                                     38

        CYBERSECURITY
                                                                     39

        STATEMENT OF ADDITIONAL INFORMATION
                                                                     39

        APPENDIX A -- CONDENSED FINANCIAL INFORMATION
                                                                    A-1

        APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES
                                                                    B-1

        APPENDIX C -- TYPES OF QUALIFIED PLANS
                                                                    C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: the sum of your values under a contract in the General Account and in the Variable Annuity Account.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND(S) OR PORTFOLIO(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

GENERAL ACCOUNT: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PURCHASE PAYMENTS:  amounts paid to us under your contract.

SEPARATE ACCOUNT:  see definition of Variable Annuity Account.

VALUATION DATE OR VALUATION DAYS: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Variable Annuity Account. The investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the Contract Owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transaction tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

             To receive a current copy of the MultiOption(R) Variable Annuity Statement of Additional
                Information (SAI) without charge, call 1-800-362-3141, or complete and detach the following and send it to:
                 Minnesota Life Insurance Company
                 Annuity Services
                 P.O. Box 64628
                 St. Paul, MN 55164-0628

                                      Name __________
                                      Address _______
                                      City State Zip

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The contracts are combined fixed and variable annuity contracts issued by us which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to our General Account or Variable Annuity Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values, in the Variable Annuity Account. In the General Account, your purchase payments receive certain interest and principal guarantees.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

We offer two types of contracts. They are the single payment variable annuity contract and the flexible payment variable annuity contract.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested exclusively in shares of one or more Fund Portfolios. We reserve the right to add, combine or remove other eligible funds.

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which are attached to this prospectus. You should carefully read the Fund's prospectus before investing in the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity. Currently no charges are imposed on transfers between portfolios, however we reserve the right to impose such charges in the future.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We deduct a deferred sales charge on contract withdrawals, surrenders and some annuity elections during the first ten contract years for expenses relating to the sale of the contracts. The amount of any deferred sales charge is deducted from the accumulation value.

Under the flexible payment variable annuity contract, the amount of deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 9% to no charge after ten contract years.

Under the single payment variable annuity contract, the amount of the deferred sales charge, as a percentage of the amount surrendered, withdrawn or applied to provide an annuity, decreases uniformly during the first ten contract years from an initial charge of 6% to no charge after ten contract years.

The deferred sales charge is not applicable to some partial withdrawals from the contracts. Also, there is no deferred sales charge on amounts paid in the event of the death of the owner and the accumulation value is applied to provide annuity payments under an option where benefits are expected to continue for a period of at least five years.

We may also deduct any applicable premium taxes (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.37% to 1.62% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to impose a charge on transfers between portfolios, however no charge is currently imposed. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

SINGLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  6% decreasing uniformly by .05% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of  9% decreasing uniformly by .075% for each of the
  amount surrendered)                    first 120 months from the contract date

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                             MAXIMUM
                                                    CURRENT POSSIBLE
                                                    CHARGE   CHARGE
                                                   -------- --------
           Mortality and Expense Risk Fees*         1.25%    1.40%
                                                    -----    -----
           Total Separate Account Annual Expenses   1.25%    1.40%
                                                    =====    =====

*Note: We reserve the right to increase the mortality and expense risk fee to not more than the amount shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own either the Single Payment or Flexible Payment Deferred Variable Annuity contracts. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.


                                                                          MINIMUM  MAXIMUM
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES                        -------- --------
(expenses that are deducted from portfolio assets, including management
fees, distribution and/or service (12b-1) fees, and other expenses)       0.45%    1.64%

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and Portfolio company fees and expenses.

MULTIOPTION SINGLE
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $788  $1,297  $1,823   $3,214   $292   $895   $1,523   $3,214
MINIMUM PORTFOLIO EXPENSES   $675  $  952  $1,241   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES   $803  $1,340  $1,894   $3,355   $307   $939   $1,596   $3,355
MINIMUM PORTFOLIO EXPENSES   $689  $  997  $1,316   $2,169   $188   $582   $1,001   $2,169

MULTIOPTION FLEX
CONTRACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.25%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,036 $1,498  $1,973   $3,214   $292   $895   $1,523   $3,214
MINIMUM PORTFOLIO EXPENSES  $  926 $1,161  $1,399   $2,009   $173   $536   $  923   $2,009


CONTRACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES

The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum possible separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                              IF YOU ANNUITIZE AT THE END
                                IF YOU SURRENDERED YOUR      OF THE APPLICABLE TIME PERIOD
                              CONTRACT AT THE END OF THE             OR YOU DO NOT
                                APPLICABLE TIME PERIOD          SURRENDER YOUR CONTRACT
                            ------------------------------- -------------------------------
                            1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                            ------ ------- ------- -------- ------ ------- ------- --------
MAXIMUM PORTFOLIO EXPENSES  $1,050 $1,540  $2,043   $3,355   $307   $939   $1,596   $3,355
MINIMUM PORTFOLIO EXPENSES  $  940 $1,204  $1,474   $2,169   $188   $582   $1,001   $2,169


The examples in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing on a Minnesota Life form.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be extended. In California, the free look period is extended to 30 days' time. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit in the case of the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first year as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    .   a life annuity;

    . a life annuity with a period certain of 120 months, 180 months or 240 months;

    .   a joint and last survivor annuity; and

    .   a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF THE OWNER DIES?

If you die before payments begin, we will pay the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract. If you received a Summary Prospectus for a Portfolio, please follow the directions on the first page of the Summary Prospectus to obtain a copy of the full Portfolio Prospectus.

                                                                    INVESTMENT                           INVESTMENT
                   FUND/PORTFOLIO                                    ADVISER                            SUB-ADVISER
                   --------------                                    -------                            -----------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio - Service Class 2 Shares      Fidelity Management & Research Company  FMR Investment Management
                                                                                              (U.K.) Limited; Fidelity
                                                                                              Management & Research (Japan)
                                                                                              Limited; Fidelity Management &
                                                                                              Research (HK) Ltd; FMR Co., Inc.
                                                                                              (FMRC)
Mid Cap Portfolio - Service Class 2 Shares            Fidelity Management & Research Company  FMR Investment Management
                                                                                              (U.K.) Limited; Fidelity
                                                                                              Management & Research (Japan)
                                                                                              Limited; Fidelity Management &
                                                                                              Research (HK) Ltd; FMR Co., Inc.
                                                                                              (FMRC)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Small-Mid Cap Growth VIP Fund - Class 2      Franklin Advisers, Inc.
Shares
Templeton Developing Markets VIP Fund - Class 2       Templeton Asset Management Ltd.
Shares
IVY VARIABLE INSURANCE PORTFOLIOS
Ivy VIP Asset Strategy - Class II Shares              Ivy Investment Management Company
Ivy VIP Balanced - Class II Shares                    Ivy Investment Management Company
Ivy VIP Core Equity - Class II Shares                 Ivy Investment Management Company
Ivy VIP Global Growth - Class II Shares               Ivy Investment Management Company
Ivy VIP International Core Equity - Class II Shares   Ivy Investment Management Company
Ivy VIP Micro Cap Growth - Class II Shares            Ivy Investment Management Company
Ivy VIP Science and Technology - Class II Shares      Ivy Investment Management Company
Ivy VIP Small Cap Core - Class II Shares              Ivy Investment Management Company
Ivy VIP Value - Class II Shares                       Ivy Investment Management Company
JANUS ASPEN SERIES
Forty Portfolio - Service Shares*                     Janus Capital Management LLC
Overseas Portfolio - Service Shares*                  Janus Capital Management LLC
*On/about May 30, 2017, "Janus Henderson" will precede the name of each of the portfolios.
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund - Class 2 Shares               Advantus Capital Management, Inc.
SFT Advantus Government Money Market Fund*            Advantus Capital Management, Inc.
SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares  Advantus Capital Management, Inc.
SFT Advantus Index 500 Fund - Class 2 Shares          Advantus Capital Management, Inc.
SFT Advantus International Bond Fund - Class 2 Shares Advantus Capital Management, Inc.       Franklin Advisers, Inc.
SFT Advantus Mortgage Securities Fund - Class 2       Advantus Capital Management, Inc.
Shares
SFT Advantus Real Estate Securities Fund - Class 2    Advantus Capital Management, Inc.
Shares
SFT Ivy/SM/ Growth Fund                               Advantus Capital Management, Inc.       Waddell & Reed Investment
                                                                                              Management Company
SFT Ivy/SM/ Small Cap Growth Fund                     Advantus Capital Management, Inc.       Waddell & Reed Investment
                                                                                              Management Company
SFT Pyramis(R) Core Equity Fund - Class 2 Shares      Advantus Capital Management, Inc.       Fidelity Institutional Asset
                                                                                              Management



*Although the SFT Advantus Government Money Market Fund seeks to preserve its net asset value at $1.00, per share, it cannot guarantee it will do so. An investment in the SFT Advantus Government Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. The SFT Advantus Government Money Market Fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the SFT Advantus Government Money Market Fund at any time. In addition, because of expenses incurred by Sub-Accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the Sub-Account that invests in the SFT Advantus Government Money Market Fund may become extremely low and possibly negative.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different Fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or
(iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

E. COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. 400 Robert Street North, St. Paul, Minnesota 55101, ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:
    Securian Financial Services, Inc.
    CRI Securities, LLC
    H.Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 4.75% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional compensation. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

     ADDITIONAL PAYMENT TYPE                    DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Access or Visibility   Access to registered representatives and/or broker dealers such as one-on-one wholesaler visits or attendance at
                                    national/regional sales meetings or similar events;
                                    inclusion of our products on a broker-dealer's "preferred
                                    list"; participation in or visibility at national and/or
                                    regional conferences; articles in broker-dealer or similar publications promoting our services or products
-----------------------------------------------------------------------------------------------
Payments for Gifts & Entertainment  Occasional meals and/or entertainment, tickets to sporting/other events, and other gifts.
-----------------------------------------------------------------------------------------------
Payments for Marketing Support      Joint marketing campaigns, broker-dealer event
                                    participation/advertising; sponsorship of broker-dealer
                                    sales contests or promotions in which participants
                                    (including registered representatives) receive prizes
                                    such as travel, awards, merchandise or other recognition
-----------------------------------------------------------------------------------------------

      ADDITIONAL PAYMENT TYPE                   DESCRIPTION OR EXAMPLES OF PAYMENT
-----------------------------------------------------------------------------------------------
Payments for Technical Type Support  Sales support through the provision of hardware, software, or links to our websites from broker-dealer
                                     websites and other expense allowance or reimbursement
-----------------------------------------------------------------------------------------------
Payments for Training                Educational, due diligence, sales or training seminars,
                                     conferences and programs, sales and service desk
                                     training, and/or client or prospect seminar sponsorships.
-----------------------------------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. We may also pay registered representatives additional amounts based on their production. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 4.75% of purchase payments (i.e., base commission plus additional payments). Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contract owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 4.75% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. Finally, registered representatives may also be eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this Prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

F. PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.25% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal, or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts.

The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the contract date and the end of each of the first ten contract years. The percentages decrease uniformly each month for 120 months from the contract date.

                                     DEFERRED SALES CHARGE
                               --------------------------------
                               FLEXIBLE PAYMENT  SINGLE PAYMENT
                BEGINNING OF   VARIABLE ANNUITY VARIABLE ANNUITY
                CONTRACT YEAR      CONTRACT         CONTRACT
                -------------  ---------------- ----------------
                      1              9.0%             6.0%
                      2              8.1              5.4
                      3              7.2              4.8
                      4              6.3              4.2
                      5              5.4              3.6
                      6              4.5              3.0
                      7              3.6              2.4
                      8              2.7              1.8
                      9              1.8              1.2
                     10              0.9              0.6
                     11                0                0

No deferred sales charge is deducted from the accumulation value withdrawn if:

    . the withdrawal occurs after a contract has been in force for at least ten contract years,

    . withdrawals during the first calendar year are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

    .   the withdrawal is on account of the annuitant's death, or

    . the withdrawal is for the purpose of providing annuity payments under an option where payments are expected to continue for at least five years.

    . the amount is withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax sheltered annuities);

    . for contracts issued 5 or more years ago, and amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

If withdrawals in a calendar year exceed 10% of those purchase payments or accumulation value, the sales charge applies to the amount of the excess withdrawal.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contracts, regardless of how long that annuitant lives or all annuitants live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25%. We reserve the right to increase the charge to not more than 1.40%.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) An amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If, applicable laws should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in each contract. The number of votes is reached by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in each contract. The number of votes is reached by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes for contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us about voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Types of Contracts Offered

   (a) Single Payment Variable Annuity Contract

       This type of contract may be used in connection with a pension or profit-sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may be used under state deferred compensation plans or individual retirement annuity programs. It may also be purchased by individuals not as a part of any qualified plan. The contract provides for a fixed or variable annuity to begin at some future date with the purchase payment made either in a lump sum or in a series of payments in a single contract year.

   (b) Flexible Payment Variable Annuity Contract

       This type of contract may be used in connection with all types of plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2. Issuance of Contracts

The contracts are issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities,)

   . your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

   . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

For the single payment variable annuity contract, the single payment will be deemed to include all purchase payments made within 12 months of the contract date. The amount of an initial purchase payment must be at least $5,000. The amount of any subsequent payment during that 12 month period must be at least $1,000.

Some states, for example, New Jersey, will limit these contracts to a single purchase payment and contracts issued there are so limited.

You choose when to make purchase payments under a flexible payment variable annuity contract. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity Account or to the General Account.

Total purchase payments under either contract may not exceed $1,000,000, except with our consent.

We may cancel a flexible payment contract, at our discretion, if no purchase payments are made for a period of two or more full contract years and both:
(a) the total purchase payments made, less any withdrawals and associated charges, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6. Deferment of Payment

Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

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7. Participation

The contracts are non-participating. Contracts issued prior to October 1, 1998 were participating. The amounts, if any, that will be distributable under participating contracts in the future will be determined by us and credited to the contracts on a basis we determine. We do not anticipate dividend payments.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our fixed account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

(a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

(b) the age and gender of the annuitant and any joint annuitant,

(c) the type of annuity payment option you select, and

(d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

2. Electing the Retirement Date and Annuity Option

You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

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Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for further description of these risks.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the fixed account(s), a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

3. Optional Annuity Forms

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and

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the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the fixed account(s).

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Calculation of Your First Annuity Payment

The contract value is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. For contracts issued after May 1993, a $200 fee may be deducted from the accumulation value when a fixed annuity is elected. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

                                                                        PAGE 21

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The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. A higher interest rate means a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption has the opposite effect. For contracts issued prior to May, 1993 which utilized such a lower rate, the payments will differ in the manner described here.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date used to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the requested annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of: (a) .996338, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed in Section 3 above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

Annuity reserves are the measure of assets attributable to the contracts and held during the annuity period. During the annuity period amounts held as annuity reserves may be transferred among the variable annuity sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

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There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account; annuity payments must have been in effect for a period of 12 months before a change may be made; such transfers can be made only once every 12 months; and the written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contracts provide that in the event of the death of any owner before annuity payments begin, the amount payable at death will be the contract accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office, less any withdrawals. Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

                                                                        PAGE 23

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The single payment and flexible payment variable annuity contract each have a guaranteed death benefit if you die before annuity payments have started. The death benefit for the single payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us during the first 12 months as consideration for this contract, less all contract withdrawals.

The death benefit in the case of the flexible payment contract shall be equal to the greater of:

    .   the amount of the accumulation value payable at death; or

    . the amount of the total purchase payments paid to us less all contract withdrawals.

If the owner dies on or before the date on which annuity payments begin, we will pay the death benefit to the designated beneficiary. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse that spouse shall be treated as the contract owner for purposes of:

    .   when payments must begin, and

    .   the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the beneficiary on the death of any annuitant, if death occurs before annuity payments begin.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the Contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property

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office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date coincident with or next following the date we receive it at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocation will be treated as incomplete.

If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in accumulation units. We determine the number of accumulation units from each purchase payment by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

    . days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

    . days during which no Fund's shares are tendered for redemption and no order to purchase or sell Fund's shares is received by such Fund and,

    . customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments received by us at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

                                                                        PAGE 25

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2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations including any faxed requests, are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values through our on-line service

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center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

3. Market Timing and Disruptive Trading

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that

                                                                        PAGE 27

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may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

    .   the dollar amount of the transfer(s);

    . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

    . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

    .   the number of transfers in the previous calendar quarter;

    . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Speculative Investing

Do not purchase this Contract if you plan to use it, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, for speculation, arbitrage, viatication or any other type of collective investment scheme.

4. Value of the Contract

The Accumulation Value of the contract at any time before annuity payments begin can be determined by multiplying the number of accumulation units credited to the contract for each sub-account by the current value of an accumulation unit for each respective sub-account. There is no assurance that the total value will equal or exceed the purchase payments made. You will be advised periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

5. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying

    . the value of an accumulation unit on the immediately preceding valuation date by

    . the net investment factor for the applicable sub-account for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

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6. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum.

The gross investment rate is equal to:

    . the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

    . the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

    . the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Both contracts, provide that before annuity payments begin you may make partial withdrawals in amounts of at least $250. To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

If you make a withdrawal, the accumulation value will be reduced by the amount withdrawn and any deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. If we have no instructions from you, withdrawals will be made from the sub-accounts on a pro-rata basis.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or where the withdrawal is requested because of an excess contribution to a tax-qualified contract. We can only make pro-rata withdrawals from twenty sub-accounts on systematic withdrawals. If you use more than that number, you will have to identify those sub-accounts from which you wish funds taken.

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Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single sum the accumulation value computed as of the valuation date next following the date of surrender, reduced by any applicable deferred sales charge and the administrative charge. Or you may elect an annuity.

2. Right of Cancellation

You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at Annuity Services, P.O. Box 64628, St. Paul, MN 55164-0628, of an intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    .   the accumulation value of the contract, or

    .   the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

In some states, the free look period may be extended. In California, the free look period is extended to thirty days' time. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

F. GENERAL ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408(b), 408A or 457 of the Code. This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned. In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In

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Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury
Department") and the Internal Revenue Services ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside.

Furthermore, in Obergeffel v. Hodges, the U.S. Supreme Court ruled that the Fourteenth Amendment to the U.S. Constitution requires the States to license marriages between persons of the same sex and to recognize marriages of same sex couples performed lawfully in other states. The practical effect of this rule is that same sex marriages will now be recognized by the federal government and by each and every state. However, the Treasury Department and IRS did not recognize civil unions or a registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stocks, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the gain on the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This Prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance product to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax advisor.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable

                                                                        PAGE 31

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Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (1) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporation, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

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The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Securian Funds Trust is an affiliate of ours, we do not control Securian Funds Trust or the investments of its funds. Nonetheless, we believe that each fund of Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

                                                                        PAGE 33

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In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distribution from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

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PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    .   where the taxpayer is 59 1/2 or older,

    .   where payment is made on account of the taxpayer's disability, or

    .   where payment is made by reason of the death of the owner, and

    .   in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending

                                                                        PAGE 35

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beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts, with the exception of contracts held as Section 403(b) Individual Retirement Annuities where the Contract Owner's surviving spouse may not assume the Contract as his or her own Contract.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    .   contributions in excess of specified limits;

    .   distributions prior to age 59 1/2 (subject to certain exceptions);

    . distributions that do not conform to specified minimum distribution rules; and

    .   other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with

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applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

IRA ROLLOVERS. The Internal Revenue Service issued guidance effective on January 1, 2015 that limits the use of indirect rollovers for individual retirement accounts (IRA's). As of that date, IRA account holders will be limited to one indirect rollover for all IRA accounts in any twelve month period. The twelve month period is measured from the date of the last indirect rollover. An indirect rollover occurs when you take a distribution in cash from your IRA with the intention of transferring it to another IRA within the 60 day period allowed under the Code. This new guidance does not affect direct rollovers where an unlimited number of transfers from one IRA trustee directly to another IRA trustee may be made in a twelve month period. You should consult your tax advisor regarding rollovers of annuity contracts held in IRA's.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    . one of a series of substantially equal annual (or more frequent) payments made:

       .  over the life or life expectancy of the employee,

       . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       .  for a specified period of ten years or more;

    .   a required minimum distribution;

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    .   a hardship distribution; or

    .   the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized along with information on the computations in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL
RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas

Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon: (1) termination of employment in all institutions of higher education as defined in Texas law,
(2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

CYBERSECURITY

Our variable annuity product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your product values. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our online service centers or with the portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the portfolios invest, which may cause the portfolios to lose value. While the Company has implemented administrative, technical and physical safeguards that are reasonably designed to protect confidential customer information and confidential business information, there can be no assurance that we or the portfolios or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
         General Information and History
         Distribution of Contracts
         Performance
         Independent Registered Public Accounting Firm
         Registration Statement
         Financial Statements

                  APPENDIX A--CONDENSED FINANCIAL INFORMATION

   The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts for the periods indicated. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in the Statement of Additional Information.



                                                                                  YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------------------
                                           2016      2015      2014       2013       2012       2011       2010       2009
                                         --------- --------- --------- ---------- ---------- ---------- ---------- ----------
Fidelity(R) VIP Equity-Income
 Sub-Account:
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $1.81     $1.92     $1.79      $1.42      $1.23      $1.23      $1.09      $0.85
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $2.11     $1.81     $1.92      $1.79      $1.42      $1.23      $1.23      $1.09
 Number of units outstanding at end of
  period . . . . . .                     3,307,248 3,378,962 3,722,354  4,300,313  4,919,483  5,699,611  6,790,184  8,227,888
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $3.69     $3.80     $3.63      $2.70      $2.39      $2.71      $2.14      $1.55
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $4.08     $3.69     $3.80      $3.63      $2.70      $2.39      $2.71      $2.14
 Number of units outstanding at end of
  period . . . . . .                     1,495,618 1,736,060 1,944,019  2,240,417  2,525,577  3,129,268  3,674,821  4,143,603
Franklin Small-Mid Cap Growth VIP
 Sub-Account (a) (e):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $1.26     $1.31     $1.23      $0.90      $0.82      $0.88      $0.70      $0.49
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $1.29     $1.26     $1.31      $1.23      $0.90      $0.82      $0.88      $0.70
 Number of units outstanding at end of
  period . . . . . .                     1,373,554 1,736,242 1,896,366  2,093,259  2,205,615  2,313,133  2,703,633  3,137,770
Ivy VIP Asset Strategy Sub-Account
 (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $2.69     $2.97     $3.17      $2.57      $2.18      $2.38      $1.50      $1.80
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $2.59     $2.69     $2.97      $3.17      $2.57      $2.18      $2.38      $1.50
 Number of units outstanding at end of
  period . . . . . .                     2,327,341 2,980,294 3,767,546  4,267,225  4,750,797  5,184,039  5,977,742    688,819
Ivy VIP Balanced Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $7.24     $7.35     $6.92      $5.67      $5.13      $5.03      $4.35      $3.89
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $7.29     $7.24     $7.35      $6.92      $5.67      $5.13      $5.03      $4.35
 Number of units outstanding at end of
  period . . . . . .                     7,226,124 8,306,662 9,485,935 10,442,904 11,373,314 12,892,195 14,385,654 16,625,563
Ivy VIP Core Equity Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $2.08     $2.12     $1.96      $1.49      $1.27      $1.26      $1.06      $0.86
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $2.13     $2.08     $2.12      $1.96      $1.49      $1.27      $1.26      $1.06
 Number of units outstanding at end of
  period . . . . . .                     1,043,964 1,161,268 1,411,381  1,458,879  1,549,916  1,739,021  1,931,732  2,136,330
Ivy VIP Global Growth Sub-Account
 (a) (c) (k) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $2.17     $2.12     $2.13      $1.81      $1.55      $1.70      $1.77      $1.19
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $2.08     $2.17     $2.12      $2.13      $1.81      $1.55      $1.70      $1.77
 Number of units outstanding at end of
  period . . . . . .                       423,214   491,344   448,451    477,631    515,662    490,464    636,662  1,091,210
Ivy VIP International Core Equity Sub-Account
 (a) (c) (d) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $4.58     $4.68     $4.68      $3.79      $3.39      $3.98      $3.53      $2.61
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $4.57     $4.58     $4.68      $4.68      $3.79      $3.39      $3.98      $3.53
 Number of units outstanding at end of
  period . . . . . .                     5,795,775 6,369,231 7,119,677  8,097,198  9,029,586 10,209,871 12,034,644 14,099,654
Ivy VIP Micro Cap Growth Sub-Account
 (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $3.01     $3.36     $3.46      $2.23      $2.02      $2.19      $1.58      $1.13
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $3.37     $3.01     $3.36      $3.46      $2.23      $2.02      $2.19      $1.58
 Number of units outstanding at end of
  period . . . . . .                       706,942   760,124   858,515  1,159,066  1,179,503  1,350,681  1,806,308  1,608,285
Ivy VIP Science and Technology
 Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $3.49     $3.64     $3.58      $2.32      $1.84      $1.98      $2.22      $1.25
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $3.50     $3.49     $3.64      $3.58      $2.32      $1.84      $1.98      $2.22
 Number of units outstanding at end of
  period . . . . . .                       643,554   780,655   819,802  1,063,505    962,846    916,372    950,006  6,733,198
Ivy VIP Small Cap Core Sub-Account
 (a) (m) (n):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $2.97     $3.18     $3.01      $2.28      $1.95      $2.26      $1.81      $1.42
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $3.78     $2.97     $3.18      $3.01      $2.28      $1.95      $2.26      $1.81
 Number of units outstanding at end of
  period . . . . . .                     1,938,214 1,846,286 1,967,244  2,224,670  2,513,487  2,948,415  3,449,733  3,966,321
Ivy VIP Value Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $3.71     $3.91     $3.57      $2.67      $2.27      $2.48      $2.12      $1.69
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $4.07     $3.71     $3.91      $3.57      $2.67      $2.27      $2.48      $2.12
 Number of units outstanding at end of
  period . . . . . .                     4,191,403 4,577,970 5,130,435  5,578,357  6,217,347  7,123,045  8,282,734  9,616,975
Janus Aspen Forty Sub-Account (b):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $1.66     $1.50     $1.40      $1.08      $0.89      $0.96      $0.92      $0.64
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $1.67     $1.66     $1.50      $1.40      $1.08      $0.89      $0.96      $0.92
 Number of units outstanding at end of
  period . . . . . .                     2,885,851 3,445,072 3,111,699  3,801,268  4,740,825  5,416,256  6,280,701  7,421,860
Janus Aspen Overseas Sub-Account (b):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $1.15     $1.28     $1.47      $1.30      $1.17      $1.74      $1.41      $0.80
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $1.06     $1.15     $1.28      $1.47      $1.30      $1.17      $1.74      $1.41
 Number of units outstanding at end of
  period . . . . . .                     2,138,319 2,368,531 2,768,705  3,290,670  3,970,583  4,785,501  5,773,276  6,649,269
SFT Advantus Bond Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .              $4.18     $4.22     $4.02      $4.10      $3.87      $3.62      $3.35      $2.94
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .          $4.30     $4.18     $4.22      $4.02      $4.10      $3.87      $3.62      $3.35
 Number of units outstanding at end of
  period . . . . . .                     4,250,583 4,546,088 5,079,023  5,795,451  6,826,315  7,643,149  8,510,044  9,766,503



                                         ----------------------
                                            2008       2007
                                         ---------- ----------
Fidelity(R) VIP Equity-Income
 Sub-Account:
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.50      $1.50
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.85      $1.50
 Number of units outstanding at end of
  period . . . . . .                     10,527,051 12,951,707
Fidelity(R) VIP Mid Cap Sub-Account:
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.60      $2.28
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.55      $2.60
 Number of units outstanding at end of
  period . . . . . .                      5,106,993  7,017,770
Franklin Small-Mid Cap Growth VIP
 Sub-Account (a) (e):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $0.86      $0.79
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.49      $0.86
 Number of units outstanding at end of
  period . . . . . .                      3,654,633  4,518,203
Ivy VIP Asset Strategy Sub-Account
 (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.45      $1.72
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.80      $2.45
 Number of units outstanding at end of
  period . . . . . .                      7,643,149  8,770,222
Ivy VIP Balanced Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $4.99      $4.44
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $3.89      $4.99
 Number of units outstanding at end of
  period . . . . . .                     20,137,467 24,858,287
Ivy VIP Core Equity Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.34      $1.19
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.86      $1.34
 Number of units outstanding at end of
  period . . . . . .                      2,811,607  3,730,172
Ivy VIP Global Growth Sub-Account
 (a) (c) (k) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.09      $1.74
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.19      $2.09
 Number of units outstanding at end of
  period . . . . . .                        900,834  1,105,956
Ivy VIP International Core Equity Sub-Account
 (a) (c) (d) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $4.58      $4.22
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.61      $4.58
 Number of units outstanding at end of
  period . . . . . .                     17,243,507 22,160,089
Ivy VIP Micro Cap Growth Sub-Account
 (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.20      $2.10
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.13      $2.20
 Number of units outstanding at end of
  period . . . . . .                      2,082,632  3,028,759
Ivy VIP Science and Technology
 Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.91      $1.56
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.25      $1.91
 Number of units outstanding at end of
  period . . . . . .                      1,080,737  1,329,231
Ivy VIP Small Cap Core Sub-Account
 (a) (m) (n):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.95      $2.06
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.42      $1.95
 Number of units outstanding at end of
  period . . . . . .                      5,046,842  6,950,933
Ivy VIP Value Sub-Account (a) (m):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.59      $2.57
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.69      $2.59
 Number of units outstanding at end of
  period . . . . . .                     11,449,689 14,743,188
Janus Aspen Forty Sub-Account (b):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.16      $0.86
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.64      $1.16
 Number of units outstanding at end of
  period . . . . . .                      8,458,024  9,733,429
Janus Aspen Overseas Sub-Account (b):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.69      $1.34
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.80      $1.69
 Number of units outstanding at end of
  period . . . . . .                      7,483,626 10,371,926
SFT Advantus Bond Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $3.44      $3.41
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.94      $3.44
 Number of units outstanding at end of
  period . . . . . .                     11,255,977 14,599,496

                                                                                    YEAR ENDED DECEMBER 31,
                                         ---------------------------------------------------------------------------------------
                                            2016       2015       2014       2013       2012       2011       2010       2009
                                         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
SFT Advantus Index 400 Mid-Cap
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.85      $1.87      $1.90      $1.92      $1.94      $1.97      $1.99      $2.01
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.83      $1.85      $1.87      $1.90      $1.92      $1.94      $1.97      $1.99
 Number of units outstanding at end of
  period . . . . . .                      2,725,851  2,808,007  3,727,817  4,227,917  5,150,729  7,053,043  7,066,059  8,282,109
SFT Advantus Index 500 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $3.83      $3.98      $3.69      $2.81      $2.43      $2.52      $2.02      $1.50
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $4.54      $3.83      $3.98      $3.69      $2.81      $2.43      $2.52      $2.02
 Number of units outstanding at end of
  period . . . . . .                      1,533,100  1,550,718  1,721,727  2,032,386  2,175,841  2,605,353  2,935,428  3,283,363
SFT Advantus International Bond
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $8.24      $8.27      $7.40      $5.69      $4.99      $4.97      $4.40      $3.54
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $9.07      $8.24      $8.27      $7.40      $5.69      $4.99      $4.97      $4.40
 Number of units outstanding at end of
  period . . . . . .                      4,584,068  4,948,930  5,412,775  6,135,110  6,818,153  7,737,895  8,958,020 10,164,447
SFT Advantus Government Money Market Sub-Account
 (d) (l):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.20      $2.32      $2.31      $2.34      $2.04      $2.07      $1.84      $1.59
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.24      $2.20      $2.32      $2.31      $2.34      $2.04      $2.07      $1.84
 Number of units outstanding at end of
  period . . . . . .                     11,065,893 11,217,611 11,515,064 11,910,502 12,462,597 12,983,438 13,547,631 13,652,589
SFT Advantus Mortgage Securities Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $3.63      $3.57      $3.42      $3.53      $3.46      $3.28      $3.11      $2.91
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $3.63      $3.63      $3.57      $3.42      $3.53      $3.46      $3.28      $3.11
 Number of units outstanding at end of
  period . . . . . .                      2,968,621  3,222,388  3,879,640  4,328,287  4,849,916  5,592,981  6,268,639  7,257,006
SFT Advantus Real Estate Securities
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $4.09      $3.95      $3.07      $3.07      $2.64      $2.53      $1.99      $1.62
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $4.22      $4.09      $3.95      $3.07      $3.07      $2.64      $2.53      $1.99
 Number of units outstanding at end of
  period . . . . . .                      1,756,475  1,898,209  2,056,236  1,988,644  2,279,436  2,414,020  2,830,761  2,949,093
SFT Ivy/SM/ Growth Sub-Account (g) (h):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $7.75      $7.35      $6.58
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $7.72      $7.75      $7.35
 Number of units outstanding at end of
  period . . . . . .                      5,865,645  6,514,548  7,270,088
SFT Ivy/SM/ Small Cap Growth
 Sub-Account (g) (i):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $3.44      $3.61      $3.36
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $4.11      $3.44      $3.61
 Number of units outstanding at end of
  period . . . . . .                      4,611,736  5,027,934  5,468,961
SFT Pyramis(R) Core Equity Sub-Account
 (g) (j):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.13      $2.13      $1.93
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.21      $2.13      $2.13
 Number of units outstanding at end of
  period . . . . . .                      2,707,790  3,289,285  3,783,763
Templeton Developing Markets VIP
 Sub-Account (f):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.12      $1.41      $1.56      $1.59      $1.42      $1.71      $1.48      $0.87
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.30      $1.12      $1.41      $1.56      $1.59      $1.42      $1.71      $1.48
 Number of units outstanding at end of
  period . . . . . .                      1,844,995  1,899,518  2,143,604  2,537,049  2,952,435  3,370,930  3,975,960  4,708,458



                                         ----------------------
                                            2008       2007
                                         ---------- ----------
SFT Advantus Index 400 Mid-Cap
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.00      $1.93
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.01      $2.00
 Number of units outstanding at end of
  period . . . . . .                     12,790,007  8,963,339
SFT Advantus Index 500 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.40      $2.26
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.50      $2.40
 Number of units outstanding at end of
  period . . . . . .                      4,095,324  5,249,690
SFT Advantus International Bond
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $5.70      $5.50
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $3.54      $5.70
 Number of units outstanding at end of
  period . . . . . .                     12,178,353 15,819,156
SFT Advantus Government Money Market Sub-Account
 (d) (l):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.54      $1.43
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.59      $1.54
 Number of units outstanding at end of
  period . . . . . .                     14,575,070 15,287,851
SFT Advantus Mortgage Securities Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $3.39      $3.33
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $2.91      $3.39
 Number of units outstanding at end of
  period . . . . . .                      9,224,914 12,978,527
SFT Advantus Real Estate Securities
 Sub-Account (d):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $2.57      $3.09
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $1.62      $2.57
 Number of units outstanding at end of
  period . . . . . .                      3,952,832  5,220,389
SFT Ivy/SM/ Growth Sub-Account (g) (h):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .
 Number of units outstanding at end of
  period . . . . . .
SFT Ivy/SM/ Small Cap Growth
 Sub-Account (g) (i):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .
 Number of units outstanding at end of
  period . . . . . .
SFT Pyramis(R) Core Equity Sub-Account
 (g) (j):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .
 Number of units outstanding at end of
  period . . . . . .
Templeton Developing Markets VIP
 Sub-Account (f):
 Unit value at beginning of period . .
  . . . . . . . . . . . . . . .               $1.85      $1.46
 Unit value at end of period . . . . .
  . . . . . . . . . . . . . . . . .           $0.87      $1.85
 Number of units outstanding at end of
  period . . . . . .                      5,487,853  7,440,021



(a)W&R Target Funds, Inc. changed to Ivy Funds Variable Insurance Portfolios effective July 31, 2008.
(b)Janus International Growth Portfolio changed its name to Janus Aspen Series Overseas Portfolio effective May 1, 2009.
(c)Ivy Funds VIP International Value changed its name to Ivy Funds VIP International Core Equity effective April 30, 2010.
(d)The Advantus Series Fund, Inc. changed its name to Securian Fund Trust effective May 1, 2012.
(e)Franklin Small-Mid Cap Growth Securities changed its name to Franklin Small-Mid Cap Growth VIP effective May 1, 2014.
(f)Templeton Developing Markets Securities changed its name to Templeton Developing Markets VIP effective May 1, 2014.
(g)Sub-Account was made available effective May 1, 2014.
(h)Ivy Funds VIP Growth substituted into SFT Ivy/SM/ Growth effective May 1,
   2014.
(i)Ivy Funds VIP Small Cap Growth substituted into SFT Ivy/SM/ Small Cap Growth effective May 1, 2014.
(j)Fidelity(R) VIP Contrafund(R) substituted into SFT Pyramis(R) Core Equity effective May 1, 2014.
(k)Ivy Funds VIP International Growth changed its name to Ivy Funds VIP Global Growth effective January 1, 2015.
(l)SFT Advantus Money Market Fund changed its name to SFT Advantus Government Money Market Fund effective April 29, 2016.
(m)The Ivy Insurance Portfolios Trust has removed the word "Funds" from the portfolios' names effective September 30, 2016.
(n)Ivy VIP Small Cap Value changed its name to Ivy VIP Small Cap Core effective April 28, 2017.

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.74% and 10.00%.

For illustration purposes, an average annual expense equal to 2.24% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.24% includes: 1.25% for mortality and expense risk and an average of 0.99% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.96

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.74% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

                    VARIABLE ANNUITY INCOME -- HYPOTHETICAL

                  Impact of Rate of Return on Monthly Income

                               Annuity Income ($)

                                   [CHART]

                      0.00% Gross            6.74% Gross            10.00% Gross
     Age             (-2.24% Net)            (4.50% Net)             (7.76% Net)
    -----            ------------            -----------             -----------
     65                  $632                    $632                   $632
     68                  $517                    $632                   $693
     71                  $424                    $632                   $760
     74                  $347                    $632                   $833
     77                  $284                    $632                   $914
     80                  $232                    $632                 $1,002
     83                  $190                    $632                 $1,099
     86                  $156                    $632                 $1,205
     89                  $128                    $632                 $1,321
     92                  $104                    $632                 $1,448
     95                   $86                    $632                 $1,588
     98                   $70                    $632                 $1,742

                 VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL



                            MONTHLY ANNUITY INCOME BASED ON HYPOTHETICAL RATE OF RETURN
                            -----------------------------------------------------------
              BEGINNING     0.00% GROSS          6.74% GROSS        10.00% GROSS
               OF YEAR  AGE (-2.24% NET)         (4.50% NET)        (7.76% NET)
               -------  --- ------------         -----------        ------------
                 1...   65      $632                $632               $  632
                 4...   68      $517                $632               $  693
                 7...   71      $424                $632               $  760
                 10.... 74      $347                $632               $  833
                 13.... 77      $284                $632               $  914
                 16.... 80      $232                $632               $1,002
                 19.... 83      $190                $632               $1,099
                 22.... 86      $156                $632               $1,205
                 25.... 89      $128                $632               $1,321
                 28.... 92      $104                $632               $1,448
                 31.... 95      $ 86                $632               $1,588
                 34.... 98      $ 70                $632               $1,742


If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $541.75.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) Plans effective May 1, 2008.

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship. The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in Code Section 403(b) arrangements, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA will be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the Contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the nondeductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from Simple IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charges. Other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2;
(2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. Under the provisions of the Small Business Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION



THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2017


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Securian at 1-800-362-3141; or writing to Securian at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contracts
        Performance
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.





                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the Securian Funds Trust. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.


Amounts paid by Minnesota Life to the underwriter for 2016, 2015 and 2014 were $42,812,746, $47,222,709 and $43,100,936 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the portfolios for services provided under a 12b-1 plan of distribution.


Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments, including not making any payments for a particular class of contracts or product types. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).

                                  PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

TOTAL RETURNS

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, or any non-recurring fees. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                      T = (ERV/P) TO THE POWER OF (1/N) -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

NON-STANDARDIZED RETURNS


We may also calculate non-standardized returns which may or may not reflect any deferred sales charges, charges for premium taxes and/or any other taxes, or any non-recurring fees or charges. For periods prior to the date of this Prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.


Standardized return calculations will always accompany any non-standardized returns shown.

YIELDS

MONEY MARKET SUB-ACCOUNT

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] - 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, but do reflect a deduction for the mortality and expense fee.

OTHER SUB-ACCOUNTS

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                                YIELD = 2[a-b + 1)6 - 1]
                                          CD

Where a  = net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, but does not reflect any charge for applicable premium taxes and/or any other taxes, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

     (With Report of Independent Registered Public Accounting Firm Thereon)

                            VARIABLE ANNUITY ACCOUNT

                              Financial Statements

                               December 31, 2016

                               TABLE OF CONTENTS

                                                                  PAGE
Report of Independent Registered Public Accounting Firm              1

Statements of Assets, Liabilities, and Contract Owners' Equity       2

Statements of Operations                                            19

Statements of Changes in Net Assets                                 36

Notes to Financial Statements                                       53

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and
Contract Owners of Variable Annuity Account:

We have audited the accompanying statements of assets, liabilities, and contract owners' equity of the sub-accounts listed in note 1 of Variable Annuity Account (collectively, the Account), as of December 31, 2016, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the respective underlying portfolios or their transfer agents, or for Securian Funds Trust, verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Variable Annuity Account as of December 31, 2016, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 31, 2017


                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            AM CENTURY    AM CENTURY     AMER FUNDS    AMER FUNDS
                                               AB VPS        AB VPS INTL     VP INC &     VP INFL PRO   IS GLBL BOND     IS GLBL
                                           DYNASSTALL CL B   VALUE CL B     GRO CL II        CL II          CL 2       GROWTH CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   132,665,055        770,347     4,607,124     69,117,880     8,925,349     11,164,501
Receivable from Minnesota Life for
  contract purchase payments                        42,967             --        12,372         73,154           956          1,401
Receivable for investments sold                         --             31            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               132,708,022        770,378     4,619,496     69,191,034     8,926,305     11,165,902
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --             37            --             --            --             --
Payable for investments purchased                   43,795             --        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               43,795             37        12,421         73,623         1,014          1,468
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   132,664,227        770,341     4,603,024     69,036,489     8,880,754     11,164,434
Contracts in annuity payment period                     --             --         4,051         80,922        44,537             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   132,664,227        770,341     4,607,075     69,117,411     8,925,291     11,164,434
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           11,476,216         58,537       494,327      6,836,586       801,198        468,113
    Investments at cost                    $   133,414,695        811,629     4,540,844     76,339,818     9,287,051     12,029,065

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             AMER FUNDS      AMER FUNDS     AMER FUNDS                   AMER FUNDS    AMER FUNDS
                                             IS GLBL SM       IS GROWTH     IS GROWTH-    AMER FUNDS       IS NEW         IS US
                                               CP CL 2          CL 2         INC CL 2    IS INTL CL 2    WORLD CL 2   GOVT/AAA CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,074,887     35,311,665    30,315,112     14,498,676     9,352,866     12,410,054
Receivable from Minnesota Life for
  contract purchase payments                        34,913             --        51,430             --            --          2,258
Receivable for investments sold                         --          2,089            --            933           422             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,109,800     35,313,754    30,366,542     14,499,609     9,353,288     12,412,312
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          2,441            --          1,026           499             --
Payable for investments purchased                   34,973             --        51,734             --            --          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               34,973          2,441        51,734          1,026           499          2,347
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,043,799     35,278,655    30,269,301     14,498,583     9,323,816     12,398,128
Contracts in annuity payment period                 31,028         32,658        45,507             --        28,973         11,837
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,074,827     35,311,313    30,314,808     14,498,583     9,352,789     12,409,965
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              409,477        527,670       688,980        865,076       478,652      1,040,239
    Investments at cost                    $     9,538,208     37,205,797    31,669,213     16,530,778    10,163,980     12,782,175

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             CLEARBRIDGE     FIDELITY VIP                                 FRANKLIN       FRANKLIN
                                             VAR SM GRO         EQUITY-    FIDELITY VIP  FRANKLIN DEV    MUTUAL SHS    SMALL CP VAL
                                                CL II         INCOME SC2   MID CAP SC2   MKTS VIP CL 2    VIP CL 2       VIP CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     1,700,520     81,881,137    36,510,391     21,168,106     6,244,343     36,490,783
Receivable from Minnesota Life for
  contract purchase payments                            --        112,924            --             --            --         24,213
Receivable for investments sold                         68             --        17,013          1,902           100             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 1,700,588     81,994,061    36,527,404     21,170,008     6,244,443     36,514,996
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         80             --        17,210          2,023           127             --
Payable for investments purchased                       --        113,496            --             --            --         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                   80        113,496        17,210          2,023           127         24,575
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     1,695,592     81,525,585    36,251,983     21,091,016     6,226,893     36,444,722
Contracts in annuity payment period                  4,916        354,980       258,211         76,969        17,423         45,699
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     1,700,508     81,880,565    36,510,194     21,167,985     6,244,316     36,490,421
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                               82,630      3,815,524     1,105,371      2,876,101       310,973      1,884,855
    Investments at cost                    $     1,631,986     71,419,423    34,193,350     24,105,163     5,403,418     35,815,815

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                             FRANKLIN SM-      GOLDMAN        GOLDMAN      INVESCO VI    INVESCO VI     INVESCO VI
                                               MD CP GR      SACHS VI HQ     SACHS VIT     AMER VALUE    COMSTOCK SR     EQUITY &
                                               VIP CL 2       FLT RT SS    GBL TRNDS SS       SR II          II          INC SR II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     8,851,791     38,919,890   117,912,675      9,229,541    50,584,051      5,038,688
Receivable from Minnesota Life for
  contract purchase payments                            --             --        10,333         36,477        20,491             --
Receivable for investments sold                         80          4,394            --             --            --          2,494
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 8,851,871     38,924,284   117,923,008      9,266,018    50,604,542      5,041,182
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        112          4,666            --             --            --          2,528
Payable for investments purchased                       --             --        11,053         36,556        20,857             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  112          4,666        11,053         36,556        20,857          2,528
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     8,790,190     38,895,046   117,911,955      9,186,572    50,447,201      5,038,654
Contracts in annuity payment period                 61,569         24,572            --         42,890       136,484             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     8,851,759     38,919,618   117,911,955      9,229,462    50,583,685      5,038,654
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              544,056      3,749,508    10,416,314        546,127     2,716,651        284,994
    Investments at cost                    $    10,798,891     39,631,807   119,136,842      9,697,274    44,310,117      4,918,056

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              INVESCO VI     INVESCO VI      IVY VIP
                                             GROWTH & INC    SM CAP EQTY      ASSET         IVY VIP                    IVY VIP CORE
                                                SR II          SR II         STRATEGY       BALANCED    IVY VIP BOND      EQUITY
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $     9,075,863     20,811,278   145,356,384    110,047,385   132,718,960     99,292,466
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --         1,909             --
Receivable for investments sold                        456          1,393       191,026         88,055            --         60,656
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                 9,076,319     20,812,671   145,547,410    110,135,440   132,720,869     99,353,122
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        587          1,542       191,743         88,294            --         61,112
Payable for investments purchased                       --             --            --             --         2,129             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  587          1,542       191,743         88,294         2,129         61,112
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $     9,075,732     20,796,465   145,001,026    107,873,531   132,554,363     98,831,083
Contracts in annuity payment period                     --         14,664       354,641      2,173,615       164,377        460,927
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $     9,075,732     20,811,129   145,355,667    110,047,146   132,718,740     99,292,010
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              431,773      1,183,804    18,070,162     14,724,422    25,202,993      9,306,546
    Investments at cost                    $     9,339,499     21,977,540   182,392,945    129,904,447   140,475,470    116,094,933

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                                           IVY VIP     IVY VIP GOVT
                                               IVY VIP         IVY VIP     IVY VIP GLBL     IVY VIP        GLOBAL          MONEY
                                             DIVIDEND OPP       ENERGY      NATURAL RES   GLOBAL BOND      GROWTH          MARKET
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    21,597,849      6,986,128    41,112,771      6,722,999    62,465,150     10,490,508
Receivable from Minnesota Life for
  contract purchase payments                            --          4,391            --             --            --             --
Receivable for investments sold                      7,967             --        28,712          6,176        26,793            437
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                21,605,816      6,990,519    41,141,483      6,729,175    62,491,943     10,490,945
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      8,059             --        29,092          6,192        27,188            459
Payable for investments purchased                       --          4,437            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                8,059          4,437        29,092          6,192        27,188            459
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    21,451,804      6,973,817    41,059,734      6,671,912    62,367,044     10,485,539
Contracts in annuity payment period                145,953         12,265        52,657         51,071        97,711          4,947
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    21,597,757      6,986,082    41,112,391      6,722,983    62,464,755     10,490,486
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,773,720      1,031,543     9,128,260      1,375,296     7,669,329     10,490,508
    Investments at cost                    $    20,563,200      6,588,252    43,849,311      6,950,928    64,582,456     10,490,508

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                            IVY VIP       IVY VIP
                                               IVY VIP       IVY VIP HIGH  IVY VIP INTL   LIMITED-TERM     MICRO       IVY VIP MID
                                               GROWTH           INCOME     CORE EQUITY       BOND        CAP GROWTH     CAP GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    55,403,640     92,040,843   150,581,038     39,615,225    23,945,886     60,308,881
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                     59,435         38,160        34,461         14,437         6,681         25,944
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                55,463,075     92,079,003   150,615,499     39,629,662    23,952,567     60,334,825
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     59,662         38,799        35,064         14,483         6,796         26,278
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               59,662         38,799        35,064         14,483         6,796         26,278
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    55,243,944     91,766,205   149,733,018     39,615,179    23,879,456     60,224,708
Contracts in annuity payment period                159,469        273,999       847,417             --        66,315         83,839
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    55,403,413     92,040,204   150,580,435     39,615,179    23,945,771     60,308,547
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            5,377,167     25,510,918     9,841,641      8,102,101     1,158,878      6,390,210
    Investments at cost                    $    56,138,369     95,962,758   153,786,626     39,844,480    25,771,088     59,872,817

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                                           IVY VIP        IVY VIP        IVY VIP
                                            IVY VIP PATH     IVY VIP PATH  IVY VIP PATH   PATHFINDER     PATHFINDER     PATHFINDER
                                             MOD AGG MVF     MOD CON MVF      MOD MVF     AGGRESSIVE      CONSERV        MOD AGGR
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    62,068,752     34,087,954   345,139,336     17,383,253    32,156,153    246,007,781
Receivable from Minnesota Life for
  contract purchase payments                            --            726            --             --            --             --
Receivable for investments sold                    174,799             --       171,270          1,047         1,255         30,602
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                62,243,551     34,088,680   345,310,606     17,384,300    32,157,408    246,038,383
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                    174,963             --       172,413          1,115         1,289         30,914
Payable for investments purchased                       --            803            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              174,963            803       172,413          1,115         1,289         30,914
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    62,068,588     34,087,877   345,138,193     17,383,185    32,097,603    246,007,469
Contracts in annuity payment period                     --             --            --             --        58,516             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    62,068,588     34,087,877   345,138,193     17,383,185    32,156,119    246,007,469
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           12,273,343      6,689,684    65,779,667      3,715,402     6,558,064     47,886,590
    Investments at cost                    $    64,910,435     34,899,518   353,586,292     19,164,818    34,707,245    244,517,138

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               IVY VIP         IVY VIP                      IVY VIP        IVY VIP       IVY VIP
                                            PATHFINDER MOD    PATHFINDER   IVY VIP REAL     SCIENCE       SMALL CAP     SMALL CAP
                                                CONS           MODERATE     ESTATE SEC      & TECH         GROWTH         VALUE
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    70,486,451    208,956,363    12,144,919     61,891,280    27,864,604     63,332,922
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --         85,647            --         43,637
Receivable for investments sold                      4,073         12,299        20,635             --        25,060             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                70,490,524    208,968,662    12,165,554     61,976,927    27,889,664     63,376,559
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      4,147         12,607        20,726             --        25,190             --
Payable for investments purchased                       --             --            --         86,056            --         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                4,147         12,607        20,726         86,056        25,190         43,934
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    70,486,377    208,907,037    12,105,239     61,606,002    27,844,005     63,078,823
Contracts in annuity payment period                     --         49,018        39,589        284,869        20,469        253,802
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    70,486,377    208,956,055    12,144,828     61,890,871    27,864,474     63,332,625
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           14,122,994     41,664,612     1,446,633      2,770,474     2,876,346      3,452,477
    Investments at cost                    $    75,590,394    212,280,011    11,219,917     57,642,040    29,517,580     54,396,664

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                                            JANUS ASPEN                                JANUS ASPEN
                                                IVY VIP      JANUS ASPEN     FLEXIBLE     JANUS ASPEN    JANUS ASPEN   PERK MID CP
                                                 VALUE       BALANCED SS      BOND SS       FORTY SS     OVERSEAS SS      VAL SS
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    89,436,020     21,637,031    17,218,763     35,727,874    40,773,516     24,813,043
Receivable from Minnesota Life for
  contract purchase payments                        21,125             --            --             --            --         33,295
Receivable for investments sold                         --         13,674        55,139         60,171         6,683             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                89,457,145     21,650,705    17,273,902     35,788,045    40,780,199     24,846,338
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         13,807        55,257         60,357         6,908             --
Payable for investments purchased                   21,492             --            --             --            --         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               21,492         13,807        55,257         60,357         6,908         33,481
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    88,777,783     21,624,814    17,193,898     35,568,382    40,671,132     24,777,956
Contracts in annuity payment period                657,870         12,084        24,747        159,306       102,159         34,901
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    89,435,653     21,636,898    17,218,645     35,727,688    40,773,291     24,812,857
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           15,091,630        678,490     1,363,322      1,160,373     1,708,149      1,541,183
    Investments at cost                    $    91,725,039     20,892,291    17,598,810     40,000,017    58,913,269     25,316,940

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                               MFS VIT     MORGSTANLEY    MORNINGSTAR    MORNINGSTAR   MORNINGSTAR
                                              MFS VIT II       MID CAP      UIF EMG MK    AGGR GROWTH     BALANCED    CONSERVATIVE
                                            INTL VALUE SC   GROWTH SER SC     EQ CL 2        ETF II        ETF II         ETF II
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    10,954,163      1,220,694    23,134,431      7,797,615    60,540,673     14,462,662
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --             --
Receivable for investments sold                        159          1,015         1,720            683         1,063         34,742
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                10,954,322      1,221,709    23,136,151      7,798,298    60,541,736     14,497,404
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                        240          1,029         1,900            754         1,426         34,870
Payable for investments purchased                       --             --            --             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                  240          1,029         1,900            754         1,426         34,870
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    10,922,397      1,220,680    23,093,661      7,797,544    60,252,899     14,462,534
Contracts in annuity payment period                 31,685             --        40,590             --       287,411             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    10,954,082      1,220,680    23,134,251      7,797,544    60,540,310     14,462,534
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                              492,765        161,467     1,764,640        674,534     5,564,400      1,351,651
    Investments at cost                    $    11,072,523      1,297,160    24,838,905      7,706,668    59,063,900     15,185,886

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             MORNINGSTAR     NEUBERGER    OPPENHEIMER   OPPENHEIMER      PIMCO VIT
                                             MORNINGSTAR    INC & GROWTH    BERMAN SOC   INTL GROW VA   MS SM CAP VA      GLB DIV
                                            GROWTH ETF II      ETF II        RESP S CL        SS             SS         ALL ADV CL
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    23,992,701     28,063,277     3,243,228     35,350,598     3,813,959    101,403,428
Receivable from Minnesota Life for
  contract purchase payments                            --             --            --             --            --          8,158
Receivable for investments sold                     62,875         23,914            40         13,721        22,755             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                24,055,576     28,087,191     3,243,268     35,364,319     3,836,714    101,411,586
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                     63,089         24,123            69         14,003        22,803             --
Payable for investments purchased                       --             --            --             --            --          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               63,089         24,123            69         14,003        22,803          8,733
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    23,992,487     28,063,068     3,230,610     35,271,551     3,813,911    101,402,853
Contracts in annuity payment period                     --             --        12,589         78,765            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    23,992,487     28,063,068     3,243,199     35,350,316     3,813,911    101,402,853
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            2,203,187      2,677,794       143,126     16,366,018       160,588     10,551,866
    Investments at cost                    $    20,847,637     29,178,001     3,221,036     39,819,261     3,697,556    106,242,696

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                              PIMCO VIT       PIMCO VIT      PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                            LOW DUR PORT     TOTAL RETURN     EQUITY       GROWTH AND    GROWTH OPP     INTER EQ
                                                ADV CL          ADV CL     INCOME CL IB    INC CL IB        CL IB         CL IB
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    61,879,069    158,407,561     5,356,026      6,373,054     3,760,593      3,312,363
Receivable from Minnesota Life for
  contract purchase payments                            --             --           643             --            --             --
Receivable for investments sold                      6,846        192,616            --          2,883         1,718            590
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                61,885,915    158,600,177     5,356,669      6,375,937     3,762,311      3,312,953
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      7,303        193,766            --          2,936         1,746            614
Payable for investments purchased                       --             --           682             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                                7,303        193,766           682          2,936         1,746            614
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    61,793,217    158,301,349     5,332,645      6,317,084     3,755,980      3,296,739
Contracts in annuity payment period                 85,395        105,062        23,342         55,917         4,585         15,600
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    61,878,612    158,406,411     5,355,987      6,373,001     3,760,565      3,312,339
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            6,042,878     14,887,929       227,046        245,212       486,493        268,643
    Investments at cost                    $    64,007,372    167,559,470     4,637,516      5,826,065     4,029,465      3,122,557

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                                   SEGREGATED SUB-ACCOUNTS*
                                                          -------------------------------------------------------------------------
                                                             PUTNAM VT                    SFT ADVANTUS   SFT ADVANTUS  SFT ADVANTUS
                                                           MULTI-CAP GRO    SFT ADVANTUS  DYNAMIC MGD     GOVT MONEY   INDEX 400 MC
                                                               CL IB          BOND CL 2       VOL           MARKET         CL 2
                                                          ---------------  -------------  ------------  -------------  ------------
ASSETS
Investments at net asset value                            $     1,131,900    195,672,068   273,247,514     34,125,510    84,752,984
Receivable from Minnesota Life for contract purchase
  payments                                                            523        106,202       524,402             --        40,503
Receivable for investments sold                                        --             --            --        118,430            --
                                                          ---------------  -------------  ------------  -------------  ------------
    Total assets                                                1,132,423    195,778,270   273,771,916     34,243,940    84,793,487
                                                          ---------------  -------------  ------------  -------------  ------------

LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges                --             --            --        118,637            --
Payable for investments purchased                                     532        107,337       526,207             --        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Total liabilities                                                 532        107,337       526,207        118,637        41,020
                                                          ---------------  -------------  ------------  -------------  ------------
    Net assets applicable to contract owners              $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period                          $     1,131,891    194,880,451   273,245,709     34,074,147    84,386,173
Contracts in annuity payment period                                    --        790,482            --         51,156       366,294
                                                          ---------------  -------------  ------------  -------------  ------------
    Total contract owners' equity                         $     1,131,891    195,670,933   273,245,709     34,125,303    84,752,467
                                                          ===============  =============  ============  =============  ============

    Investment shares                                              34,636     88,441,351    22,378,151     34,125,510    20,221,815
    Investments at cost                                   $     1,044,585    154,981,998   255,145,185     34,125,510    48,057,682

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                                             SFT ADVANTUS  SFT ADVANTUS                 SFT ADVANTUS
                                             SFT ADVANTUS      INTL BOND      MGD VOL     SFT ADVANTUS  REAL ESTATE        SFT
                                            INDEX 500 CL 2       CL 2          EQUITY    MORTGAGE CL 2      CL 2        IVY GROWTH
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $   193,516,410     83,587,506   176,902,708     58,908,846    77,047,995    185,799,554
Receivable from Minnesota Life for
  contract purchase payments                       268,057             --            --             --         7,524             --
Receivable for investments sold                         --          6,913        56,023         12,212            --        207,551
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                               193,784,467     83,594,419   176,958,731     58,921,058    77,055,519    186,007,105
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --          7,289        57,147         12,522            --        208,381
Payable for investments purchased                  268,503             --            --             --         7,994             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                              268,503          7,289        57,147         12,522         7,994        208,381
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $   144,573,519     83,307,846   176,901,584     58,472,024    76,679,686    184,550,905
Contracts in annuity payment period             48,942,445        279,284            --        436,512       367,839      1,247,819
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $   193,515,964     83,587,130   176,901,584     58,908,536    77,047,525    185,798,724
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                           22,573,935     34,123,241    16,875,500     31,240,753    17,369,105     15,329,641
    Investments at cost                    $   113,236,796     65,465,023   175,833,408     51,435,867    52,700,572    155,233,122

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                                                           SEGREGATED SUB-ACCOUNTS*
                                           ----------------------------------------------------------------------------------------
                                               SFT IVY       SFT PYRAMIS                                  TOPS MGD       TOPS MGD
                                              SMALL CAP      CORE EQUITY    SFT T. ROWE  TOPS MGD RISK   RISK FLEX      RISK GROWTH
                                               GROWTH           CL 2        PRICE VALUE  BAL ETF CL 2       ETF          ETF CL 2
                                           ---------------  -------------  ------------  -------------  ------------  -------------
ASSETS
Investments at net asset value             $    48,962,384     51,510,210   126,205,533     23,578,732    94,299,928     80,183,547
Receivable from Minnesota Life for
  contract purchase payments                        97,242             --            --             --        56,950             --
Receivable for investments sold                         --         34,963        27,358          1,449            --         18,085
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total assets                                49,059,626     51,545,173   126,232,891     23,580,181    94,356,878     80,201,632
                                           ---------------  -------------  ------------  -------------  ------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                         --         35,265        28,189          1,624            --         18,725
Payable for investments purchased                   97,423             --            --             --        57,534             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total liabilities                               97,423         35,265        28,189          1,624        57,534         18,725
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Net assets applicable to contract
      owners                               $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    48,462,353     51,238,065   125,998,915     23,578,557    94,299,344     80,182,907
Contracts in annuity payment period                499,850        271,843       205,787             --            --             --
                                           ---------------  -------------  ------------  -------------  ------------  -------------
    Total contract owners' equity          $    48,962,203     51,509,908   126,204,702     23,578,557    94,299,344     80,182,907
                                           ===============  =============  ============  =============  ============  =============

    Investment shares                            3,882,377      4,381,855    10,743,456      2,105,244     8,813,077      7,376,591
    Investments at cost                    $    39,712,007     44,927,584   107,731,150     23,599,224    94,488,917     83,010,511

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

         Statements of Assets, Liabilities, and Contract Owners' Equity

                               December 31, 2016

                                               SEGREGATED SUB-ACCOUNTS*
                                           ------------------------------
                                               TOPS MGD
                                             RISK MOD GRO
                                               ETF CL 2        TOTALS
                                           ---------------  -------------
ASSETS
Investments at net asset value             $    25,120,632  5,619,064,757
Receivable from Minnesota Life for
  contract purchase payments                            --      1,724,823
Receivable for investments sold                      1,857      2,049,203
                                           ---------------  -------------
    Total assets                                25,122,489  5,622,838,783
                                           ---------------  -------------

LIABILITIES
Payable to Minnesota Life for contract
  terminations, withdrawal payments and
  mortality and expense charges                      2,017      2,066,259
Payable for investments purchased                       --      1,736,209
                                           ---------------  -------------
    Total liabilities                                2,017      3,802,468
                                           ---------------  -------------
    Net assets applicable to contract
      owners                               $    25,120,472  5,619,036,315
                                           ===============  =============

CONTRACT OWNERS' EQUITY
Contracts in accumulation period           $    25,120,472  5,556,871,640
Contracts in annuity payment period                     --     62,164,675
                                           ---------------  -------------
    Total contract owners' equity          $    25,120,472  5,619,036,315
                                           ===============  =============

    Investment shares                            2,223,065
    Investments at cost                    $    25,757,384  5,484,679,639

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         AB VPS                        AM CENTURY      AM CENTURY      AMER FUNDS      AMER FUNDS
                                       DYNASSTALL     AB VPS INTL       VP INC &      VP INFL PRO     IS GLBL BOND      IS GLBL
                                          CL B         VALUE CL B      GRO CL II         CL II            CL 2        GROWTH CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    717,230           8,408          77,312       1,293,281          51,861         104,200
  Mortality, expense and
    administrative charges (note 3)     (1,704,300)        (11,468)        (54,778)     (1,025,159)       (111,886)       (149,716)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (987,070)         (3,060)         22,534         268,122         (60,025)        (45,516)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  27,833              --          59,330         526,292          14,635       1,004,158

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,274,175         141,033       1,057,613       9,406,547       1,679,448       3,700,412
    Cost of investments sold            (5,115,034)       (154,690)       (826,723)    (10,342,835)     (1,757,821)     (4,207,913)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         159,141         (13,657)        230,890        (936,288)        (78,373)       (507,501)

    Net realized gains (losses) on
      investments                          186,974         (13,657)        290,220        (409,996)        (63,738)        496,657

  Net change in unrealized
    appreciation (depreciation) of
    investments                          3,300,546          (1,307)         58,718       2,194,132         101,717        (445,934)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      3,487,520         (14,964)        348,938       1,784,136          31,707          50,723
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  2,500,450         (18,024)        371,472       2,052,258         (22,046)          5,207
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                       AMER FUNDS
                                       AMER FUNDS      AMER FUNDS      AMER FUNDS                      AMER FUNDS        IS US
                                       IS GLBL SM     IS GROWTH CL     IS GROWTH-      AMER FUNDS        IS NEW       GOVT/AAA CL
                                        CP CL 2            2            INC CL 2      IS INTL CL 2     WORLD CL 2          2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     19,710         243,046         385,959         201,108          72,717         175,374
  Mortality, expense and
    administrative charges (note 3)       (105,551)       (464,750)       (359,548)       (204,396)       (122,221)       (172,671)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (85,841)       (221,704)         26,411          (3,288)        (49,504)          2,703
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,364,362       2,726,548       2,553,645       1,264,092              --         243,888

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  1,477,219       3,717,057       1,280,067       2,717,908       1,538,298       2,753,997
    Cost of investments sold            (1,786,944)     (3,675,092)     (1,135,910)     (2,733,349)     (1,612,237)     (2,776,945)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (309,725)         41,965         144,157         (15,441)        (73,939)        (22,948)

    Net realized gains (losses) on
      investments                        1,054,637       2,768,513       2,697,802       1,248,651         (73,939)        220,940

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (827,178)       (103,198)       (377,046)       (850,687)        441,861        (333,831)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        227,459       2,665,315       2,320,756         397,964         367,922        (112,891)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    141,618       2,443,611       2,347,167         394,676         318,418        (110,188)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      CLEARBRIDGE     FIDELITY VIP                    FRANKLIN DEV      FRANKLIN        FRANKLIN
                                       VAR SM GRO       EQUITY-       FIDELITY VIP    MKTS VIP CL      MUTUAL SHS     SMALL CP VAL
                                         CL II         INCOME SC2     MID CAP SC2          2            VIP CL 2        VIP CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --       1,625,526         109,716         169,239         119,935         205,734
  Mortality, expense and
    administrative charges (note 3)        (18,775)     (1,023,417)       (505,945)       (284,965)        (83,609)       (387,989)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,775)        602,109        (396,229)       (115,726)         36,326        (182,255)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                  58,011       4,720,507       2,274,375              --         494,077       3,780,819

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    252,870       9,414,358       5,905,951       6,948,037       1,203,522       3,371,519
    Cost of investments sold              (276,051)    (10,183,744)     (4,451,271)     (7,398,970)       (914,532)     (2,501,793)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (23,181)       (769,386)      1,454,680        (450,933)        288,990         869,726

    Net realized gains (losses) on
      investments                           34,830       3,951,121       3,729,055        (450,933)        783,067       4,650,545

  Net change in unrealized
    appreciation (depreciation) of
    investments                             96,162       6,151,193         243,132       3,553,870         (10,376)      2,175,393
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        130,992      10,102,314       3,972,187       3,102,937         772,691       6,825,938
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    112,217      10,704,423       3,575,958       2,987,211         809,017       6,643,683
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      FRANKLIN SM-      GOLDMAN         GOLDMAN        INVESCO VI      INVESCO VI      INVESCO VI
                                        MD CP GR      SACHS VI HQ      SACHS VIT       AMER VALUE     COMSTOCK SR     EQUITY & INC
                                        VIP CL 2       FLT RT SS      GBL TRNDS SS       SR II             II            SR II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --         379,511         329,061           9,952         668,022          68,436
  Mortality, expense and
    administrative charges (note 3)       (114,414)       (550,275)     (1,526,140)       (122,564)       (738,383)        (65,640)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (114,414)       (170,764)     (1,197,079)       (112,612)        (70,361)          2,796
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,140,662              --              --         483,013       4,015,919         132,273

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,036,320       3,331,081       6,705,785       2,149,847       9,428,713       1,379,610
    Cost of investments sold            (3,866,980)     (3,486,413)     (6,892,074)     (2,573,239)     (5,960,595)     (1,505,231)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (830,660)       (155,332)       (186,289)       (423,392)      3,468,118        (125,621)

    Net realized gains (losses) on
      investments                          310,002        (155,332)       (186,289)         59,621       7,484,037           6,652

  Net change in unrealized
    appreciation (depreciation) of
    investments                             87,777         155,632       4,764,863       1,211,754         180,876         549,205
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        397,779             300       4,578,574       1,271,375       7,664,913         555,857
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    283,365        (170,464)      3,381,495       1,158,763       7,594,552         558,653
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       INVESCO VI      INVESCO VI       IVY VIP
                                        GROWTH &      SM CAP EQTY        ASSET          IVY VIP         IVY VIP         IVY VIP
                                       INC SR II         SR II          STRATEGY        BALANCED          BOND        CORE EQUITY
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     24,849              --         942,872       1,571,514       3,166,162         455,292
  Mortality, expense and
    administrative charges (note 3)        (43,796)       (293,741)     (2,278,574)     (1,413,075)     (1,769,752)     (1,385,467)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (18,947)       (293,741)     (1,335,702)        158,439       1,396,410        (930,175)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 262,942       1,509,239              --      16,974,205         356,193      12,187,354

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    660,724       2,893,546      31,071,726      17,540,812      14,945,896      12,369,260
    Cost of investments sold              (670,658)     (2,114,553)    (33,524,132)    (19,323,073)    (16,437,762)    (14,170,129)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          (9,934)        778,993      (2,452,406)     (1,782,261)     (1,491,866)     (1,800,869)

    Net realized gains (losses) on
      investments                          253,008       2,288,232      (2,452,406)     15,191,944      (1,135,673)     10,386,485

  Net change in unrealized
    appreciation (depreciation) of
    investments                            159,679          39,984      (3,035,417)    (14,661,489)      3,324,305      (7,020,835)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        412,687       2,328,216      (5,487,823)        530,455       2,188,632       3,365,650
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    393,740       2,034,475      (6,823,525)        688,894       3,585,042       2,435,475
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP                                                         IVY VIP         IVY VIP
                                        DIVIDEND        IVY VIP       IVY VIP GLBL      IVY VIP          GLOBAL        GOVT MONEY
                                          OPP            ENERGY       NATURAL RES     GLOBAL BOND        GROWTH          MARKET
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    275,111           8,724         237,238         237,724         140,961          13,491
  Mortality, expense and
    administrative charges (note 3)       (305,591)        (93,567)       (512,563)        (88,693)       (931,486)       (143,317)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (30,480)        (84,843)       (275,325)        149,031        (790,525)       (129,826)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,235,174              --              --              --       1,928,823             333

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  3,820,193       1,551,241       5,667,559         920,343       7,473,338       7,392,100
    Cost of investments sold            (2,758,978)     (1,419,605)     (6,476,025)       (987,035)     (7,299,733)     (7,392,100)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,061,215         131,636        (808,466)        (66,692)        173,605              --

    Net realized gains (losses) on
      investments                        2,296,389         131,636        (808,466)        (66,692)      2,102,428             333

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,107,411)      1,824,862       8,124,926         279,904      (4,302,771)             --
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,188,978       1,956,498       7,316,460         213,212      (2,200,343)            333
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,158,498       1,871,655       7,041,135         362,243      (2,990,868)       (129,493)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                        IVY VIP         IVY VIP
                                        IVY VIP         IVY VIP       IVY VIP INTL      LIMITED-       MICRO CAP      IVY VIP MID
                                         GROWTH       HIGH INCOME     CORE EQUITY      TERM BOND         GROWTH        CAP GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     14,050       6,501,947       2,097,618         568,308              --              --
  Mortality, expense and
    administrative charges (note 3)       (799,753)     (1,282,361)     (1,986,076)       (498,223)       (306,896)       (863,440)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (785,703)      5,219,586         111,542          70,085        (306,896)       (863,440)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               6,141,805              --       1,693,556              --       2,489,406       3,391,640

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  8,135,923      13,739,287      20,234,376       3,743,508       4,664,748       7,717,754
    Cost of investments sold            (7,764,583)    (13,230,856)    (25,487,530)     (3,911,000)     (5,374,257)     (5,674,535)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         371,340         508,431      (5,253,154)       (167,492)       (709,509)      2,043,219

    Net realized gains (losses) on
      investments                        6,513,145         508,431      (3,559,598)       (167,492)      1,779,897       5,434,859

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (5,966,637)      6,249,235       2,846,453         299,740       1,245,658      (1,641,872)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        546,508       6,757,666        (713,145)        132,248       3,025,555       3,792,987
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (239,195)     11,977,252        (601,603)        202,333       2,718,659       2,929,547
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                      IVY VIP PATH    IVY VIP PATH                       IVY VIP         IVY VIP         IVY VIP
                                        MOD AGG         MOD CON       IVY VIP PATH     PATHFINDER      PATHFINDER      PATHFINDER
                                          MVF             MVF           MOD MVF        AGGRESSIVE       CONSERV         MOD AGGR
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    494,450         157,492       1,758,250         253,159         381,585       3,963,323
  Mortality, expense and
    administrative charges (note 3)       (740,386)       (405,127)     (4,122,738)       (238,307)       (422,239)     (3,157,195)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (245,936)       (247,635)     (2,364,488)         14,852         (40,654)        806,128
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               2,712,078         900,345      10,292,616       1,659,293       2,052,618      21,699,194

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  5,710,048       4,959,712      10,133,082       2,889,302       5,057,706      17,756,146
    Cost of investments sold            (6,122,438)     (5,233,811)    (10,433,887)     (2,901,726)     (5,387,975)    (13,579,859)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (412,390)       (274,099)       (300,805)        (12,424)       (330,269)      4,176,287

    Net realized gains (losses) on
      investments                        2,299,688         626,246       9,991,811       1,646,869       1,722,349      25,875,481

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (1,284,598)       (276,249)     (4,276,426)     (1,113,754)     (1,217,486)    (19,009,080)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,015,090         349,997       5,715,385         533,115         504,863       6,866,401
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    769,154         102,362       3,350,897         547,967         464,209       7,672,529
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        IVY VIP         IVY VIP                         IVY VIP         IVY VIP         IVY VIP
                                       PATHFINDER      PATHFINDER     IVY VIP REAL     SCIENCE &       SMALL CAP       SMALL CAP
                                        MOD CONS        MODERATE       ESTATE SEC         TECH           GROWTH          VALUE
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    929,397       2,743,358         133,927              --              --         221,176
  Mortality, expense and
    administrative charges (note 3)       (914,724)     (2,717,789)       (190,605)       (950,966)       (387,733)       (758,744)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net          14,673          25,569         (56,678)       (950,966)       (387,733)       (537,568)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               5,209,801      16,571,797       1,131,551       2,608,079       2,939,967       4,712,163

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,142,036      15,575,084       2,380,804      13,238,953       3,292,002      11,110,898
    Cost of investments sold            (6,100,647)    (12,851,845)       (957,305)    (10,572,761)     (2,356,777)     (8,883,421)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                          41,389       2,723,239       1,423,499       2,666,192         935,225       2,227,477

    Net realized gains (losses) on
      investments                        5,251,190      19,295,036       2,555,050       5,274,271       3,875,192       6,939,640

  Net change in unrealized
    appreciation (depreciation) of
    investments                         (4,042,206)    (14,649,917)     (2,163,481)     (4,446,638)     (2,921,904)      7,280,872
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,208,984       4,645,119         391,569         827,633         953,288      14,220,512
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,223,657       4,670,688         334,891        (123,333)        565,555      13,682,944
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                      JANUS ASPEN                                     JANUS ASPEN
                                        IVY VIP       JANUS ASPEN     FLEXIBLE BOND   JANUS ASPEN     JANUS ASPEN     PERK MID CP
                                         VALUE        BALANCED SS          SS           FORTY SS      OVERSEAS SS        VAL SS
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $  1,124,210         433,260         364,239              --       1,994,075         210,479
  Mortality, expense and
    administrative charges (note 3)     (1,228,950)       (315,651)       (191,124)       (548,439)       (582,712)       (340,082)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (104,740)        117,609         173,115        (548,439)      1,411,363        (129,603)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund              10,880,958         316,156              --       5,719,616       1,382,331       3,178,690

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 18,832,486       4,568,683         903,568      13,063,278       5,559,668       3,009,205
    Cost of investments sold           (20,621,818)     (4,254,696)       (907,189)    (16,456,271)     (7,466,302)     (2,895,456)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      (1,789,332)        313,987          (3,621)     (3,392,993)     (1,906,634)        113,749

    Net realized gains (losses) on
      investments                        9,091,626         630,143          (3,621)      2,326,623        (524,303)      3,292,439

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (567,077)       (124,870)       (264,478)     (1,491,706)     (4,371,883)        558,687
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,524,549         505,273        (268,099)        834,917      (4,896,186)      3,851,126
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,419,809         622,882         (94,984)        286,478      (3,484,823)      3,721,523
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                        MFS VIT
                                       MFS VIT II       MID CAP       MORGSTANLEY     MORNINGSTAR     MORNINGSTAR     MORNINGSTAR
                                          INTL        GROWTH SER      UIF EMG MK     AGGR GROWTH     BALANCED ETF    CONSERVATIVE
                                        VALUE SC          SC            EQ CL 2          ETF II           II            ETF II
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    104,269              --         103,230         105,238       1,009,855         219,093
  Mortality, expense and
    administrative charges (note 3)       (116,000)        (20,422)       (344,178)       (116,136)       (846,968)       (209,802)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (11,731)        (20,422)       (240,948)        (10,898)        162,887           9,291
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 210,820         103,456              --         411,708       2,913,688         377,260

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                    638,990         509,517       3,579,394       2,096,931       5,886,310       1,765,870
    Cost of investments sold              (660,272)       (499,285)     (3,697,722)     (1,668,862)     (4,996,405)     (1,830,605)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         (21,282)         10,232        (118,328)        428,069         889,905         (64,735)

    Net realized gains (losses) on
      investments                          189,538         113,688        (118,328)        839,777       3,803,593         312,525

  Net change in unrealized
    appreciation (depreciation) of
    investments                            (63,733)        (58,970)      1,622,569         (95,874)         11,520          67,232
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        125,805          54,718       1,504,241         743,903       3,815,113         379,757
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    114,074          34,296       1,263,293         733,005       3,978,000         389,048
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                       MORNINGSTAR
                                      MORNINGSTAR        INC &         NEUBERGER      OPPENHEIMER     OPPENHEIMER      PIMCO VIT
                                       GROWTH ETF      GROWTH ETF      BERMAN SOC      INTL GROW       MS SM CAP      GLB DIV ALL
                                           II              II          RESP S CL         VA SS           VA SS           ADV CL
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    346,315         471,674          14,581         291,323           7,765       1,501,829
  Mortality, expense and
    administrative charges (note 3)       (360,669)       (416,535)        (39,998)       (528,788)        (50,646)     (1,237,031)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (14,354)         55,139         (25,417)       (237,465)        (42,881)        264,798
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund               1,062,458       1,442,572         107,281         802,708         119,532         207,452

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  2,930,712       3,112,685         283,155       2,809,733         640,951       4,722,368
    Cost of investments sold            (1,859,804)     (3,099,392)       (259,430)     (2,775,866)       (754,147)     (5,298,783)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                       1,070,908          13,293          23,725          33,867        (113,196)       (576,415)

    Net realized gains (losses) on
      investments                        2,133,366       1,455,865         131,006         836,575           6,336        (368,963)

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (273,584)       (183,100)        116,604      (2,078,671)        542,419       5,823,911
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,859,782       1,272,765         247,610      (1,242,096)        548,755       5,454,948
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,845,428       1,327,904         222,193      (1,479,561)        505,874       5,719,746
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT       PUTNAM VT       PUTNAM VT
                                        LOW DUR       TOTAL RETURN       EQUITY        GROWTH AND      GROWTH OPP     INTER EQ CL
                                      PORT ADV CL        ADV CL       INCOME CL IB     INC CL IB       CL IB (a)           IB
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    866,938       3,218,348          94,666         151,737              --         107,093
  Mortality, expense and
    administrative charges (note 3)       (919,477)     (2,381,840)        (74,591)       (138,854)        (11,619)        (49,563)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (52,539)        836,508          20,075          12,883         (11,619)         57,530
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --          89,124         267,969              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,672,169      19,842,698         798,480       5,036,714       3,436,257         567,951
    Cost of investments sold            (6,788,674)    (20,634,894)       (640,348)     (5,019,336)     (3,652,593)       (425,173)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                        (116,505)       (792,196)        158,132          17,378        (216,336)        142,778

    Net realized gains (losses) on
      investments                         (116,505)       (792,196)        247,256         285,347        (216,336)        142,778

  Net change in unrealized
    appreciation (depreciation) of
    investments                             52,219       1,808,673         330,395         878,437        (268,872)       (328,853)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        (64,286)      1,016,477         577,651       1,163,784        (485,208)       (186,075)
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $   (116,825)      1,852,985         597,726       1,176,667        (496,827)       (128,545)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                          SFT             SFT             SFT
                                       PUTNAM VT         PUTNAM           SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       MULTI-CAP       VT VOYAGER       ADVANTUS        DYNAMIC        GOVT MONEY      INDEX 400
                                       GRO CL IB       CL IB (b)       BOND CL 2        MGD VOL          MARKET         MC CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $     30,494          85,005              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)        (74,868)       (105,430)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net         (44,374)        (20,425)     (2,730,312)     (3,309,954)       (488,611)       (862,385)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                 422,322         297,289              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  4,269,075       9,166,309      17,568,478       9,321,701      19,957,640       9,125,255
    Cost of investments sold            (4,125,486)     (9,489,730)    (12,527,977)     (8,137,957)    (19,957,640)     (5,029,620)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         143,589        (323,421)      5,040,501       1,183,744              --       4,095,635

    Net realized gains (losses) on
      investments                          565,911         (26,132)      5,040,501       1,183,744              --       4,095,635

  Net change in unrealized
    appreciation (depreciation) of
    investments                           (175,456)        726,977       3,284,931      18,533,704          17,305       9,022,549
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net        390,455         700,845       8,325,432      19,717,448          17,305      13,118,184
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    346,081         680,420       5,595,120      16,407,494        (471,306)     12,255,799
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          SFT                             SFT             SFT             SFT
                                        ADVANTUS          SFT           ADVANTUS        ADVANTUS        ADVANTUS
                                       INDEX 500      ADVANTUS INTL     MGD VOL         MORTGAGE      REAL ESTATE       SFT IVY
                                          CL 2         BOND CL 2         EQUITY           CL 2            CL 2           GROWTH
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --              --              --              --
  Mortality, expense and
    administrative charges (note 3)     (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
  Fees waived (note 3)                          --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net      (1,857,155)     (1,118,292)     (1,271,417)       (838,641)     (1,085,864)     (2,582,832)
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                 20,104,031       8,211,543         661,261       7,140,568      11,323,712      28,397,975
    Cost of investments sold            (8,283,611)     (5,670,695)       (645,928)     (5,556,764)     (5,265,172)    (23,963,955)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                      11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

    Net realized gains (losses) on
      investments                       11,820,420       2,540,848          15,333       1,583,804       6,058,540       4,434,020

  Net change in unrealized
    appreciation (depreciation) of
    investments                          8,018,285         (42,912)      1,049,280        (789,191)     (2,651,198)     (2,975,510)
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net     19,838,705       2,497,936       1,064,613         794,613       3,407,342       1,458,510
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $ 17,981,550       1,379,644        (206,804)        (44,028)      2,321,478      (1,124,322)
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        SFT IVY       SFT PYRAMIS                       TOPS MGD        TOPS MGD        TOPS MGD
                                       SMALL CAP      CORE EQUITY     SFT T. ROWE     RISK BAL ETF     RISK FLEX      RISK GROWTH
                                         GROWTH           CL 2        PRICE VALUE         CL 2            ETF           ETF CL 2
                                      ------------    ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $         --              --              --         300,524         621,723       1,375,811
  Mortality, expense and
    administrative charges (note 3)       (587,568)       (821,237)     (1,781,988)       (334,937)     (1,148,016)     (1,257,629)
  Fees waived (note 3)                      11,200          94,040          15,865              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
    Investment income (loss) - net        (576,368)       (727,197)     (1,766,123)        (34,413)       (526,293)        118,182
                                      ------------    ------------    ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --              --              --              --              --              --

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  7,363,004      13,032,790      16,005,448       2,444,249       2,717,596      16,456,668
    Cost of investments sold            (6,475,387)    (11,418,328)    (14,743,215)     (2,420,908)     (2,772,526)    (16,841,265)
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Realized gains (losses) on sales
    of investments                         887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

    Net realized gains (losses) on
      investments                          887,617       1,614,462       1,262,233          23,341         (54,930)       (384,597)

  Net change in unrealized
    appreciation (depreciation) of
    investments                          7,934,827       1,038,005      11,222,526       1,052,697       3,608,630       3,512,847
                                      ------------    ------------    ------------    ------------    ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      8,822,444       2,652,467      12,484,759       1,076,038       3,553,700       3,128,250
                                      ------------    ------------    ------------    ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  8,246,076       1,925,270      10,718,636       1,041,625       3,027,407       3,246,432
                                      ============    ============    ============    ============    ============    ============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                            Statements of Operations

                     Year or Period ended December 31, 2016

                                        TOPS MGD
                                      RISK MOD GRO
                                        ETF CL 2         TOTALS
                                      ------------    ------------
INVESTMENT INCOME (LOSS) - NET
  Investment income distributions
    from underlying mutual fund       $    391,150      49,872,240
  Mortality, expense and
    administrative charges (note 3)       (382,878)    (73,621,573)
  Fees waived (note 3)                          --        121,105
                                      ------------    ------------
    Investment income (loss) - net           8,272     (23,628,228)
                                      ------------    ------------

REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS - NET
  Realized gain distributions from
    underlying mutual fund                      --     177,858,001

  Realized gains (losses) on sales
    of investments
    Proceeds from sales                  6,250,630     671,445,200
    Cost of investments sold            (6,364,698)   (632,389,567)
                                      ------------    ------------
  Realized gains (losses) on sales
    of investments                        (114,068)     39,055,633

    Net realized gains (losses) on
      investments                         (114,068)    216,913,634

  Net change in unrealized
    appreciation (depreciation)
    of investments                       1,335,495      26,219,507
                                      ------------    ------------

    Realized and unrealized gains
      (losses) on investments - net      1,221,427     243,126,869
                                      ------------    ------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $  1,229,699     219,504,913
                                      ============    ============

See accompanying notes to financial statements.

--------
(a) For the period from November 21, 2016 through December 31, 2016.
(b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                          AB VPS                       AM CENTURY      AM CENTURY     AMER FUNDS     AMER FUNDS IS
                                        DYNASSTALL     AB VPS INTL    VP INC & GRO     VP INFL PRO   IS GLBL BOND     GLBL GROWTH
                                           CL B        VALUE CL B         CL II           CL II          CL 2            CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (590,167)         5,228          12,060         401,913        (68,250)        (27,246)
  Net realized gains (losses) on
    investments                            1,528,161         80,048         858,795        (537,961)        98,029       1,269,426
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,324,485)       (76,239)     (1,191,972)     (2,930,531)      (311,812)       (795,119)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (3,386,491)         9,037        (321,117)     (3,066,579)      (282,033)        447,061
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              55,829,742        981,694         785,452       3,759,919      2,997,434       4,282,559
  Contract terminations, withdrawal
    payments and charges                    (590,930)      (987,526)     (1,319,863)     (7,428,551)      (786,263)     (3,060,170)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              22            (921)            --              --
  Annuity benefit payments                        --             --            (357)        (11,218)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              55,238,812         (5,832)       (534,746)     (3,680,771)     2,211,171       1,222,389
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         51,852,321          3,205        (855,863)     (6,747,350)     1,929,138       1,669,450
Net assets at the beginning of year
  or period                               51,576,228        816,341       3,998,749      79,348,477      4,224,257       8,536,287
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (987,070)        (3,060)         22,534         268,122        (60,025)        (45,516)
  Net realized gains (losses) on
    investments                              186,974        (13,657)        290,220        (409,996)       (63,738)        496,657
  Net change in unrealized
    appreciation (depreciation)            3,300,546         (1,307)         58,718       2,194,132        101,717        (445,934)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         2,500,450        (18,024)        371,472       2,052,258        (22,046)          5,207
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              31,671,665        101,179       2,106,148       3,156,184      4,438,648       4,580,784
  Contract terminations, withdrawal
    payments and charges                  (4,936,437)      (132,360)     (1,013,106)     (8,684,849)    (1,642,832)     (3,627,294)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              41           (492)             --
  Annuity benefit payments                        --             --            (340)         (7,350)        (1,383)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              26,735,228        (31,181)      1,092,717      (5,535,974)     2,793,941         953,490
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         29,235,678        (49,205)      1,464,189      (3,483,716)     2,771,895         958,697
Net assets at the beginning of year
  or period                              103,428,549        819,546       3,142,886      72,601,127      6,153,395      10,205,737
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  132,664,227        770,341       4,607,075      69,117,411      8,925,290      11,164,434
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                        AMER FUNDS     AMER FUNDS       AMER FUNDS                     AMER FUNDS       IS US
                                        IS GLBL SM      IS GROWTH     IS GROWTH-INC   AMER FUNDS IS  IS NEW WORLD      GOVT/AAA
                                         CP CL 2          CL 2            CL 2          INTL CL 2         CL 2           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (76,714)      (208,583)         14,853          17,970        (59,346)         13,022
  Net realized gains (losses) on
    investments                              445,002      5,334,626       2,453,373         999,873        321,626          47,628
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (709,112)    (4,021,117)     (2,608,692)     (1,918,782)      (586,752)        (52,091)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (340,824)     1,104,926        (140,466)       (900,939)      (324,472)          8,559
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,554,968      8,508,191       9,041,390       2,758,899      3,126,777       3,212,090
  Contract terminations, withdrawal
    payments and charges                  (1,888,360)    (1,254,519)     (1,240,695)     (1,588,037)    (1,254,483)     (1,574,695)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            122             172              --             --              24
  Annuity benefit payments                        --           (333)         (2,326)             --             --            (983)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               2,666,608      7,253,461       7,798,541       1,170,862      1,872,294       1,636,436
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          2,325,784      8,358,387       7,658,075         269,923      1,547,822       1,644,995
Net assets at the beginning of year
  or period                                4,298,890     20,328,839      12,539,893      14,093,439      5,741,818       7,477,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (85,841)      (221,704)         26,411          (3,288)       (49,504)          2,703
  Net realized gains (losses) on
    investments                            1,054,637      2,768,513       2,697,802       1,248,651        (73,939)        220,940
  Net change in unrealized
    appreciation (depreciation)             (827,178)      (103,198)       (377,046)       (850,687)       441,861        (333,831)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           141,618      2,443,611       2,347,167         394,676        318,418        (110,188)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,754,104      7,689,433       8,959,707       2,343,099      3,244,773       6,085,522
  Contract terminations, withdrawal
    payments and charges                  (1,444,739)    (3,507,054)     (1,187,555)     (2,602,554)    (1,499,066)     (2,686,976)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (635)           155            (110)             --           (138)             65
  Annuity benefit payments                      (195)        (2,058)         (2,369)             --           (838)           (944)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               1,308,535      4,180,476       7,769,673        (259,455)     1,744,731       3,397,667
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          1,450,153      6,624,087      10,116,840         135,221      2,063,149       3,287,479
Net assets at the beginning of year
  or period                                6,624,674     28,687,226      20,197,968      14,363,362      7,289,640       9,122,486
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,074,827     35,311,313      30,314,808      14,498,583      9,352,789      12,409,965
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      ---------------------------------------------------------------------------------------------
                                       CLEARBRIDGE    FIDELITY VIP                                     FRANKLIN      FRANKLIN SMALL
                                        VAR SM GRO       EQUITY-      FIDELITY VIP    FRANKLIN DEV    MUTUAL SHS      CP VAL VIP
                                        CL II (a)      INCOME SC2      MID CAP SC2    MKTS VIP CL 2    VIP CL 2          CL 2
                                      --------------  -------------   -------------   -------------  -------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (4,167)     1,114,072        (473,458)        150,619        125,604        (214,645)
  Net realized gains (losses) on
    investments                                6,928      6,581,120       6,550,198       2,503,479      1,432,217       4,829,548
  Net change in unrealized
    appreciation (depreciation)
    of investments                           (27,628)   (11,972,463)     (7,086,056)     (7,514,742)    (1,992,481)     (6,921,814)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (24,867)    (4,277,271)     (1,009,316)     (4,860,644)      (434,660)     (2,306,911)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 899,309      1,559,071       1,538,580       3,706,897        284,950       2,757,216
  Contract terminations, withdrawal
    payments and charges                     (25,422)   (11,077,101)     (6,960,871)     (3,686,275)    (2,318,616)     (2,105,332)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --          4,231           7,376           1,240             76              47
  Annuity benefit payments                        --        (88,902)        (45,989)        (11,991)        (2,349)         (4,380)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 873,887     (9,602,701)     (5,460,904)          9,871     (2,035,939)        647,551
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            849,020    (13,879,972)     (6,470,220)     (4,850,773)    (2,470,599)     (1,659,360)
Net assets at the beginning of year
  or period                                       --     84,793,006      43,106,140      24,440,100      8,915,822      25,728,082
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $      849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,775)       602,109        (396,229)       (115,726)        36,326        (182,255)
  Net realized gains (losses) on
    investments                               34,830      3,951,121       3,729,055        (450,933)       783,067       4,650,545
  Net change in unrealized
    appreciation (depreciation)               96,162      6,151,193         243,132       3,553,870        (10,376)      2,175,393
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           112,217     10,704,423       3,575,958       2,987,211        809,017       6,643,683
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 985,856      8,949,426       1,853,433       5,348,528        117,962       8,933,292
  Contract terminations, withdrawal
    payments and charges                    (246,316)    (8,626,734)     (5,529,395)     (6,634,364)    (1,125,845)     (3,149,929)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    3          5,406           7,651        (112,616)           148             (17)
  Annuity benefit payments                      (272)       (64,990)        (33,373)        (10,101)        (2,189)         (5,330)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 739,271        263,108      (3,701,684)     (1,408,553)    (1,009,924)      5,778,016
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            851,488     10,967,531        (125,726)      1,578,658       (200,907)     12,421,699
Net assets at the beginning of year
  or period                                  849,020     70,913,034      36,635,920      19,589,327      6,445,223      24,068,722
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,700,508     81,880,565      36,510,194      21,167,985      6,244,316      36,490,421
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       FRANKLIN SM-      GOLDMAN         GOLDMAN       INVESCO VI                     INVESCO VI
                                       MD CP GR VIP    SACHS VI HQ    SACHS VIT GBL    AMER VALUE     INVESCO VI     EQUITY & INC
                                           CL 2         FLT RT SS       TRNDS SS          SR II      COMSTOCK SR II      SR II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (138,058)      (392,974)     (1,064,284)       (110,711)        85,818          32,802
  Net realized gains (losses) on
    investments                            2,869,956        (91,067)      2,250,773       1,093,534      3,121,993         444,333
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,115,120)      (241,912)     (7,554,160)     (1,889,703)    (6,783,301)       (638,325)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (383,222)      (725,953)     (6,367,671)       (906,880)    (3,575,490)       (161,190)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,000,202      3,330,526      44,631,442       3,402,575      8,255,073       1,373,572
  Contract terminations, withdrawal
    payments and charges                  (2,947,737)    (3,192,237)     (2,334,246)     (1,025,742)    (5,935,080)       (609,458)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,501              2              --              34            156              --
  Annuity benefit payments                   (12,071)        (2,088)             --            (129)        (6,701)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (958,105)       136,203      42,297,196       2,376,738      2,313,448         764,114
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,341,327)      (589,750)     35,929,525       1,469,858     (1,262,042)        602,924
Net assets at the beginning of year
  or period                               11,531,092     38,600,763      61,108,844       6,105,164     49,751,315       3,539,985
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (114,414)      (170,764)     (1,197,079)       (112,612)       (70,361)          2,796
  Net realized gains (losses) on
    investments                              310,002       (155,332)       (186,289)         59,621      7,484,037           6,652
  Net change in unrealized
    appreciation (depreciation)               87,777        155,632       4,764,863       1,211,754        180,876         549,205
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           283,365       (170,464)      3,381,495       1,158,763      7,594,552         558,653
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,326,972      4,170,316      23,873,915       2,671,837      3,544,484       1,689,203
  Contract terminations, withdrawal
    payments and charges                  (2,939,025)    (3,087,961)     (6,381,824)     (2,174,966)    (9,035,966)     (1,352,111)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                  803           (133)             --            (594)          (925)             --
  Annuity benefit payments                   (10,121)        (3,153)             --            (600)        (7,733)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,621,371)     1,079,069      17,492,091         495,677     (5,500,140)        337,092
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,338,006)       908,605      20,873,586       1,654,440      2,094,412         895,745
Net assets at the beginning of year
  or period                               10,189,765     38,011,013      97,038,369       7,575,022     48,489,273       4,142,909
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    8,851,759     38,919,618     117,911,955       9,229,462     50,583,685       5,038,654
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        INVESCO VI
                                       GROWTH & INC   INVESCO VI SM   IVY VIP ASSET      IVY VIP                     IVY VIP CORE
                                          SR II       CAP EQTY SR II    STRATEGY        BALANCED     IVY VIP BOND       EQUITY
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       32,065       (328,779)     (2,149,205)       (436,427)     2,331,985      (1,107,634)
  Net realized gains (losses) on
    investments                              772,774      6,073,001      34,093,290      18,720,431       (384,439)     19,825,635
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (959,832)    (7,263,338)    (51,317,411)    (20,115,354)    (3,531,174)    (20,775,042)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (154,993)    (1,519,116)    (19,373,326)     (1,831,350)    (1,583,628)     (2,057,041)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 544,436      1,048,132       7,394,992       8,325,718      6,381,715       9,018,103
  Contract terminations, withdrawal
    payments and charges                  (1,041,214)    (2,590,703)    (27,447,692)    (16,145,644)   (13,709,082)    (13,715,223)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (117)          9,161           2,457          1,448          10,718
  Annuity benefit payments                        --         (2,332)       (135,522)       (369,292)       (30,541)        (52,159)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (496,778)    (1,545,020)    (20,179,061)     (8,186,761)    (7,356,460)     (4,738,561)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (651,771)    (3,064,136)    (39,552,387)    (10,018,111)    (8,940,088)     (6,795,602)
Net assets at the beginning of year
  or period                                3,523,821     23,608,195     217,560,150     130,175,660    146,697,373     109,770,382
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (18,947)      (293,741)     (1,335,702)        158,439      1,396,410        (930,175)
  Net realized gains (losses) on
    investments                              253,008      2,288,232      (2,452,406)     15,191,944     (1,135,673)     10,386,485
  Net change in unrealized
    appreciation (depreciation)              159,679         39,984      (3,035,417)    (14,661,489)     3,324,305      (7,020,835)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           393,740      2,034,475      (6,823,525)        688,894      3,585,042       2,435,475
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               6,440,410        911,159       3,533,077       5,637,880      5,267,087       5,375,451
  Contract terminations, withdrawal
    payments and charges                    (630,468)    (2,676,490)    (29,296,611)    (15,843,990)   (13,864,572)    (11,450,281)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --            (31)         (6,244)       (270,317)            52           6,930
  Annuity benefit payments                        --         (2,043)        (58,793)       (322,870)       (26,154)        (50,345)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               5,809,942     (1,767,405)    (25,828,571)    (10,799,297)    (8,623,587)     (6,118,245)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,203,682        267,070     (32,652,096)    (10,110,403)    (5,038,545)     (3,682,770)
Net assets at the beginning of year
  or period                                2,872,050     20,544,059     178,007,763     120,157,549    137,757,285     102,974,780
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    9,075,732     20,811,129     145,355,667     110,047,146    132,718,740      99,292,010
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                                        IVY VIP
                                         IVY VIP         IVY VIP      IVY VIP GLBL       IVY VIP        GLOBAL       IVY VIP GOVT
                                       DIVIDEND OPP      ENERGY        NATURAL RES     GLOBAL BOND      GROWTH       MONEY MARKET
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (30,720)      (100,070)       (491,086)        165,189       (750,090)       (158,850)
  Net realized gains (losses) on
    investments                            3,591,229        240,173         416,464         (25,918)     3,815,962              --
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (4,419,837)    (1,879,361)     (8,666,743)       (416,018)    (1,575,259)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (859,328)    (1,739,258)     (8,741,365)       (276,747)     1,490,613        (158,850)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 710,482      1,625,324      10,063,242         856,064      2,939,541       7,214,114
  Contract terminations, withdrawal
    payments and charges                  (3,902,486)    (1,279,124)     (4,533,502)     (1,114,007)    (8,159,984)     (6,537,397)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,206            411             248              --          2,621              25
  Annuity benefit payments                   (13,169)        (1,239)         (4,597)         (1,841)       (13,673)           (496)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,203,967)       345,372       5,525,391        (259,784)    (5,231,495)        676,246
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,063,295)    (1,393,886)     (3,215,974)       (536,531)    (3,740,882)        517,396
Net assets at the beginning of year
  or period                               26,486,148      7,072,992      33,736,824       7,234,714     72,784,181      12,251,690
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (30,480)       (84,843)       (275,325)        149,031       (790,525)       (129,826)
  Net realized gains (losses) on
    investments                            2,296,389        131,636        (808,466)        (66,692)     2,102,428             333
  Net change in unrealized
    appreciation (depreciation)           (1,107,411)     1,824,862       8,124,926         279,904     (4,302,771)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,158,498      1,871,655       7,041,135         362,243     (2,990,868)       (129,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,615,909        923,590       8,914,305         517,602      3,252,143       5,149,679
  Contract terminations, withdrawal
    payments and charges                  (3,585,610)    (1,487,407)     (5,359,288)       (853,285)    (6,827,331)     (7,298,309)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period               (1,515)           276            (728)             (2)         1,906              (9)
  Annuity benefit payments                   (12,378)        (1,138)         (3,883)         (1,758)       (14,394)           (468)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,983,594)      (564,679)      3,550,406        (337,443)    (3,587,676)     (2,149,107)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets           (825,096)     1,306,976      10,591,541          24,800     (6,578,544)     (2,278,600)
Net assets at the beginning of year
  or period                               22,422,853      5,679,106      30,520,850       6,698,183     69,043,299      12,769,086
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   21,597,757      6,986,082      41,112,391       6,722,983     62,464,755      10,490,486
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP
                                          IVY VIP     IVY VIP HIGH    IVY VIP INTL    LIMITED-TERM   IVY VIP MICRO    IVY VIP MID
                                          GROWTH         INCOME        CORE EQUITY        BOND         CAP GROWTH     CAP GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (841,833)     4,500,551         (52,172)         83,926       (366,181)       (950,583)
  Net realized gains (losses) on
    investments                            8,189,172      1,029,860      16,068,283        (118,798)     5,384,029       7,471,200
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (3,699,288)   (12,797,913)    (18,873,376)       (133,340)    (7,709,816)    (11,203,900)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         3,648,051     (7,267,502)     (2,857,265)       (168,212)    (2,691,968)     (4,683,283)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,960,955      8,540,457       8,252,655       5,160,793      2,616,412       5,021,806
  Contract terminations, withdrawal
    payments and charges                  (9,596,824)   (14,018,199)    (22,337,394)     (3,163,358)    (6,355,667)     (6,832,773)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,677          2,132           2,870              --          1,498             505
  Annuity benefit payments                   (21,525)       (56,051)       (170,757)             --         (9,908)         (5,383)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (7,654,717)    (5,531,661)    (14,252,626)      1,997,435     (3,747,665)     (1,815,845)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,006,666)   (12,799,163)    (17,109,891)      1,829,223     (6,439,633)     (6,499,128)
Net assets at the beginning of year
  or period                               65,989,998     98,039,313     181,226,029      35,507,176     29,998,995      68,287,685
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (785,703)     5,219,586         111,542          70,085       (306,896)       (863,440)
  Net realized gains (losses) on
    investments                            6,513,145        508,431      (3,559,598)       (167,492)     1,779,897       5,434,859
  Net change in unrealized
    appreciation (depreciation)           (5,966,637)     6,249,235       2,846,453         299,740      1,245,658      (1,641,872)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (239,195)    11,977,252        (601,603)        202,333      2,718,659       2,929,547
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,195,010      7,653,902       5,844,605       5,595,576      2,106,843       2,709,431
  Contract terminations, withdrawal
    payments and charges                  (7,517,916)   (12,790,432)    (18,540,714)     (3,519,129)    (4,433,684)     (7,112,617)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                2,448          1,070         (96,426)             --          2,109             (31)
  Annuity benefit payments                   (20,266)       (41,738)       (141,565)             --         (7,518)         (6,340)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (6,340,724)    (5,177,198)    (12,934,100)      2,076,447     (2,332,250)     (4,409,557)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,579,919)     6,800,054     (13,535,703)      2,278,780        386,409      (1,480,010)
Net assets at the beginning of year
  or period                               61,983,332     85,240,150     164,116,138      37,336,399     23,559,362      61,788,557
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   55,403,413     92,040,204     150,580,435      39,615,179     23,945,771      60,308,547
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                                         IVY VIP        IVY VIP         IVY VIP
                                       IVY VIP PATH   IVY VIP PATH    IVY VIP PATH     PATHFINDER      PATHFINDER     PATHFINDER
                                       MOD AGG MVF     MOD CON MVF       MOD MVF       AGGRESSIVE       CONSERV        MOD AGGR
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (582,865)      (259,557)     (2,637,654)        233,189        (52,500)      2,626,725
  Net realized gains (losses) on
    investments                               36,475         50,738          97,420       1,925,391      2,634,880      26,408,319
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (673,985)      (311,334)     (3,122,667)     (2,380,860)    (2,856,772)    (32,095,685)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (1,220,375)      (520,153)     (5,662,901)       (222,280)      (274,392)     (3,060,641)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              21,769,782     14,141,529     147,376,237       2,748,236      1,500,249       2,475,211
  Contract terminations, withdrawal
    payments and charges                  (1,595,814)    (1,489,090)     (2,585,603)       (774,289)    (4,448,410)    (10,043,307)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --             --              --
  Annuity benefit payments                        --             --              --              --        (15,097)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              20,173,968     12,652,439     144,790,634       1,973,947     (2,963,258)     (7,568,096)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         18,953,593     12,132,286     139,127,733       1,751,667     (3,237,650)    (10,628,737)
Net assets at the beginning of year
  or period                               33,433,493     13,808,708     127,553,733      16,387,496     37,621,745     262,812,222
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (245,936)      (247,635)     (2,364,488)         14,852        (40,654)        806,128
  Net realized gains (losses) on
    investments                            2,299,688        626,246       9,991,811       1,646,869      1,722,349      25,875,481
  Net change in unrealized
    appreciation (depreciation)           (1,284,598)      (276,249)     (4,276,426)     (1,113,754)    (1,217,486)    (19,009,080)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           769,154        102,362       3,350,897         547,967        464,209       7,672,529
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              14,301,461     12,797,657      84,423,160       1,412,238      1,982,764         914,930
  Contract terminations, withdrawal
    payments and charges                  (5,389,113)    (4,753,136)     (9,317,330)     (2,716,183)    (4,660,966)    (14,763,475)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              --            (15)             --
  Annuity benefit payments                        --             --              --              --        (13,968)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               8,912,348      8,044,521      75,105,830      (1,303,945)    (2,692,185)    (13,848,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          9,681,502      8,146,883      78,456,727        (755,978)    (2,227,976)     (6,176,016)
Net assets at the beginning of year
  or period                               52,387,086     25,940,994     266,681,466      18,139,163     34,384,095     252,183,485
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   62,068,588     34,087,877     345,138,193      17,383,185     32,156,119     246,007,469
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         IVY VIP         IVY VIP                         IVY VIP
                                        PATHFINDER     PATHFINDER     IVY VIP REAL      SCIENCE &    IVY VIP SMALL   IVY VIP SMALL
                                         MOD CONS       MODERATE       ESTATE SEC         TECH        CAP GROWTH       CAP VALUE
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      150,999        873,334         (74,135)     (1,106,043)      (450,855)       (762,297)
  Net realized gains (losses) on
    investments                            7,160,883     23,512,206       3,076,793       7,811,151      5,784,246       6,291,965
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (7,975,836)   (26,372,181)     (2,560,629)    (10,099,757)    (4,808,589)     (9,659,869)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (663,954)    (1,986,641)        442,029      (3,394,649)       524,802      (4,130,201)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,041,760      2,716,581         871,719      12,803,242      1,294,941       2,720,267
  Contract terminations, withdrawal
    payments and charges                  (5,752,081)   (14,134,899)     (3,706,029)    (11,522,942)    (5,267,991)    (11,289,652)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             73             383           2,674            516           2,642
  Annuity benefit payments                        --         (2,235)         (3,789)        (42,979)        (4,101)        (32,771)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,710,321)   (11,420,480)     (2,837,716)      1,239,995     (3,976,635)     (8,599,514)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,374,275)   (13,407,121)     (2,395,687)     (2,154,654)    (3,451,833)    (12,729,715)
Net assets at the beginning of year
  or period                               79,249,009    229,539,028      15,374,171      73,024,419     31,835,084      66,189,449
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $       14,673         25,569         (56,678)       (950,966)      (387,733)       (537,568)
  Net realized gains (losses) on
    investments                            5,251,190     19,295,036       2,555,050       5,274,271      3,875,192       6,939,640
  Net change in unrealized
    appreciation (depreciation)           (4,042,206)   (14,649,917)     (2,163,481)     (4,446,638)    (2,921,904)      7,280,872
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,223,657      4,670,688         334,891        (123,333)       565,555      13,682,944
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 667,586      1,134,838       1,084,885       3,766,031      1,952,405       6,736,542
  Contract terminations, withdrawal
    payments and charges                  (5,279,600)   (12,978,067)     (2,250,037)    (12,571,818)    (3,034,207)    (10,304,453)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --           (725)            (12)        (14,044)           102        (211,956)
  Annuity benefit payments                        --         (2,586)         (3,383)        (35,730)        (2,632)        (30,186)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,612,014)   (11,846,540)     (1,168,547)     (8,855,561)    (1,084,332)     (3,810,053)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (3,388,357)    (7,175,852)       (833,656)     (8,978,894)      (518,777)      9,872,891
Net assets at the beginning of year
  or period                               73,874,734    216,131,907      12,978,484      70,869,765     28,383,251      53,459,734
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   70,486,377    208,956,055      12,144,828      61,890,871     27,864,474      63,332,625
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                       JANUS ASPEN                                    JANUS ASPEN
                                                       JANUS ASPEN    FLEXIBLE BOND    JANUS ASPEN    JANUS ASPEN     PERK MID CP
                                      IVY VIP VALUE    BALANCED SS       SS (a)         FORTY SS      OVERSEAS SS       VAL SS
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (564,632)       (14,126)         34,707        (558,114)      (458,318)        (98,507)
  Net realized gains (losses) on
    investments                           14,348,261      1,157,585            (142)     10,248,276      1,173,628       2,771,610
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (18,939,852)    (1,355,220)       (115,568)     (5,858,324)    (5,488,880)     (3,892,961)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (5,156,223)      (211,761)        (81,003)      3,831,838     (4,773,570)     (1,219,858)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              10,185,229      4,679,278       7,863,197      12,664,506      4,640,603       1,314,403
  Contract terminations, withdrawal
    payments and charges                 (15,416,450)    (3,479,329)       (207,423)    (11,292,728)    (8,598,188)     (1,611,884)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,784           (660)             --           3,563          3,398              22
  Annuity benefit payments                   (87,511)        (5,709)             --         (29,939)       (33,166)         (1,759)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,316,948)     1,193,580       7,655,774       1,345,402     (3,987,353)       (299,218)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets        (10,473,171)       981,819       7,574,771       5,177,240     (8,760,923)     (1,519,076)
Net assets at the beginning of year
  or period                              104,574,213     21,223,172              --      36,077,983     54,691,693      24,134,583
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (104,740)       117,609         173,115        (548,439)     1,411,363        (129,603)
  Net realized gains (losses) on
    investments                            9,091,626        630,143          (3,621)      2,326,623       (524,303)      3,292,439
  Net change in unrealized
    appreciation (depreciation)             (567,077)      (124,870)       (264,478)     (1,491,706)    (4,371,883)        558,687
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,419,809        622,882         (94,984)        286,478     (3,484,823)      3,721,523
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,894,465      3,192,800      10,613,499       6,895,380      3,520,939       1,231,347
  Contract terminations, withdrawal
    payments and charges                 (17,811,618)    (4,381,590)       (873,978)    (12,687,634)    (5,174,682)     (2,752,122)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (87,666)            (5)           (507)          4,235          2,283            (286)
  Annuity benefit payments                   (80,379)        (2,180)           (156)        (25,994)       (21,196)         (3,112)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions             (13,085,198)    (1,190,975)      9,738,858      (5,814,013)    (1,672,656)     (1,524,173)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (4,665,389)      (568,093)      9,643,874      (5,527,535)    (5,157,479)      2,197,350
Net assets at the beginning of year
  or period                               94,101,042     22,204,991       7,574,771      41,255,223     45,930,770      22,615,507
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   89,435,653     21,636,898      17,218,645      35,727,688     40,773,291      24,812,857
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        MFS VIT II     MFS VIT MID     MORGSTANLEY     MORNINGSTAR    MORNINGSTAR     MORNINGSTAR
                                      INTL VALUE SC    CAP GROWTH      UIF EMG MK      AGGR GROWTH      BALANCED     CONSERVATIVE
                                           (a)           SER SC          EQ CL 2         ETF II          ETF II         ETF II
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       15,779        (20,747)       (177,969)        (21,274)       (30,007)        (71,205)
  Net realized gains (losses) on
    investments                               16,956        275,358         208,569         366,403      3,370,958         373,790
  Net change in unrealized
    appreciation (depreciation) of
    investments                              (54,627)      (216,868)     (3,009,271)       (646,864)    (5,509,036)       (718,691)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (21,892)        37,743      (2,978,671)       (301,735)    (2,168,085)       (416,106)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,418,404        694,735       3,828,067       1,446,864      2,399,775       2,826,518
  Contract terminations, withdrawal
    payments and charges                     (63,220)      (435,867)     (1,162,594)     (1,101,701)    (7,264,774)     (4,410,867)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              15              --          1,343              --
  Annuity benefit payments                        --             --            (893)             --        (23,301)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               4,355,184        258,868       2,664,595         345,163     (4,886,957)     (1,584,349)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,333,292        296,611        (314,076)         43,428     (7,055,042)     (2,000,455)
Net assets at the beginning of year
  or period                                       --      1,048,754      22,901,375       7,019,361     66,091,049      15,536,483
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (11,731)       (20,422)       (240,948)        (10,898)       162,887           9,291
  Net realized gains (losses) on
    investments                              189,538        113,688        (118,328)        839,777      3,803,593         312,525
  Net change in unrealized
    appreciation (depreciation)              (63,733)       (58,970)      1,622,569         (95,874)        11,520          67,232
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           114,074         34,296       1,263,293         733,005      3,978,000         389,048
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               7,125,271        334,595       2,674,894       2,021,433      2,772,153       2,145,352
  Contract terminations, withdrawal
    payments and charges                    (617,712)      (493,576)     (3,389,486)     (2,019,683)    (5,214,030)     (1,607,894)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (648)            --            (279)             --         (9,503)             --
  Annuity benefit payments                      (195)            --          (1,470)             --        (22,317)             --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions               6,506,716       (158,981)       (716,341)          1,750     (2,473,697)        537,458
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          6,620,790       (124,685)        546,952         734,755      1,504,303         926,506
Net assets at the beginning of year
  or period                                4,333,292      1,345,365      22,587,299       7,062,789     59,036,007      13,536,028
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   10,954,082      1,220,680      23,134,251       7,797,544     60,540,310      14,462,534
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                       MORNINGSTAR     MORNINGSTAR      NEUBERGER      OPPENHEIMER     OPPENHEIMER     PIMCO VIT
                                        GROWTH ETF     INC & GROWTH    BERMAN SOC     INTL GROW VA      MS SM CAP     GLB DIV ALL
                                            II            ETF II        RESP S CL          SS             VA SS         ADV CL
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (71,738)       (44,565)        (20,653)       (217,741)       (28,001)      1,033,652
  Net realized gains (losses) on
    investments                            1,509,410      1,801,429         287,435       3,573,626        419,865       3,672,081
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,399,299)    (2,720,400)       (317,257)     (2,803,152)      (619,801)     (9,639,474)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (961,627)      (963,536)        (50,475)        552,733       (227,937)     (4,933,741)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,159,440        918,700       1,046,939       4,531,854      1,548,494      41,893,832
  Contract terminations, withdrawal
    payments and charges                  (2,575,540)    (6,508,472)       (488,855)     (3,551,005)      (615,346)       (480,295)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --              --              75             --              --
  Annuity benefit payments                        --             --              --          (1,800)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,416,100)    (5,589,772)        558,084         979,124        933,148      41,413,537
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,377,727)    (6,553,308)        507,609       1,531,857        705,211      36,479,796
Net assets at the beginning of year
  or period                               25,745,659     34,904,814       1,681,074      34,504,984      2,111,345      40,321,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (14,354)        55,139         (25,417)       (237,465)       (42,881)        264,798
  Net realized gains (losses) on
    investments                            2,133,366      1,455,865         131,006         836,575          6,336        (368,963)
  Net change in unrealized
    appreciation (depreciation)             (273,584)      (183,100)        116,604      (2,078,671)       542,419       5,823,911
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         1,845,428      1,327,904         222,193      (1,479,561)       505,874       5,719,746
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,418,266      1,132,531       1,101,904       3,446,761      1,102,562      23,352,670
  Contract terminations, withdrawal
    payments and charges                  (2,639,139)    (2,748,873)       (269,246)     (2,650,982)      (611,081)     (4,470,898)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --            (257)           (335)            --              --
  Annuity benefit payments                        --             --             (78)         (2,408)            --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,220,873)    (1,616,342)        832,323         793,036        491,481      18,881,772
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            624,555       (288,438)      1,054,516        (686,525)       997,355      24,601,518
Net assets at the beginning of year
  or period                               23,367,932     28,351,506       2,188,683      36,036,841      2,816,556      76,801,335
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   23,992,487     28,063,068       3,243,199      35,350,316      3,813,911     101,402,853
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PIMCO VIT       PIMCO VIT       PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                       LOW DUR PORT   TOTAL RETURN    EQUITY INCOME    GROWTH AND     GROWTH OPP       INTER EQ
                                          ADV CL         ADV CL           CL IB         INC CL IB      CL IB (b)         CL IB
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $    1,203,424      5,855,106           9,578          45,194             --         (11,219)
  Net realized gains (losses) on
    investments                                7,813      1,593,673         306,553         726,150             --          31,934
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,044,313)    (9,447,375)       (530,278)     (1,251,823)            --         (42,535)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (833,076)    (1,998,596)       (214,147)       (480,479)            --         (21,820)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,882,287     10,157,627         988,762       5,504,394             --         441,687
  Contract terminations, withdrawal
    payments and charges                  (5,335,984)   (12,836,566)       (857,576)     (5,114,733)            --        (823,945)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   44             98              69              97             --             186
  Annuity benefit payments                    (7,343)        (9,041)         (2,534)         (3,282)            --          (5,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (460,996)    (2,687,882)        128,721         386,476             --        (387,346)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,294,072)    (4,686,478)        (85,426)        (94,003)            --        (409,166)
Net assets at the beginning of year
  or period                               64,764,833    171,456,699       4,919,650       8,290,582             --       3,917,834
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (52,539)       836,508          20,075          12,883        (11,619)         57,530
  Net realized gains (losses) on
    investments                             (116,505)      (792,196)        247,256         285,347       (216,336)        142,778
  Net change in unrealized
    appreciation (depreciation)               52,219      1,808,673         330,395         878,437       (268,872)       (328,853)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (116,825)     1,852,985         597,726       1,176,667       (496,827)       (128,545)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               4,798,546      8,096,063         668,193       1,977,598      7,688,976         464,921
  Contract terminations, withdrawal
    payments and charges                  (6,265,422)   (18,300,985)       (741,708)     (4,973,849)    (3,431,454)       (527,668)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                 (605)          (431)            (46)           (883)           276            (528)
  Annuity benefit payments                    (7,843)       (11,442)         (2,402)         (3,111)          (406)         (4,509)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (1,475,324)   (10,216,795)        (75,963)     (3,000,245)     4,257,392         (67,784)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (1,592,149)    (8,363,810)        521,763      (1,823,578)     3,760,565        (196,329)
Net assets at the beginning of year
  or period                               63,470,761    166,770,221       4,834,224       8,196,579             --       3,508,668
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   61,878,612    158,406,411       5,355,987       6,373,001      3,760,565       3,312,339
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                        PUTNAM VT       PUTNAM VT                     SFT ADVANTUS   SFT ADVANTUS    SFT ADVANTUS
                                      MULTI-CAP GRO    VOYAGER CL     SFT ADVANTUS     DYNAMIC MGD    GOVT MONEY     INDEX 400 MC
                                          CL IB          IB (c)         BOND CL 2          VOL          MARKET           CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $      (47,502)        (5,892)     (2,690,722)     (2,624,300)      (500,356)       (909,370)
  Net realized gains (losses) on
    investments                              230,671      1,857,036       5,048,348       2,547,212             --       5,570,237
  Net change in unrealized
    appreciation (depreciation) of
    investments                             (264,539)    (2,143,903)     (4,704,208)    (10,027,076)            --      (7,184,849)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           (81,370)      (292,759)     (2,346,582)    (10,104,164)      (500,356)     (2,523,982)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                 885,157      3,735,937      17,926,828     107,378,413     32,082,546       4,910,070
  Contract terminations, withdrawal
    payments and charges                    (466,001)    (5,506,134)    (16,063,429)    (24,831,823)   (32,736,057)    (11,879,425)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,177)             --          1,577          (6,760)
  Annuity benefit payments                        --             --        (160,700)             --        (21,968)        (61,493)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                 419,156     (1,770,197)      1,699,522      82,546,590       (673,902)     (7,037,608)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets            337,786     (2,062,956)       (647,060)     72,442,426     (1,174,258)     (9,561,590)
Net assets at the beginning of year
  or period                                3,625,258      9,206,811     193,902,325     131,044,394     38,132,876      76,637,719
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $      (44,374)       (20,425)     (2,730,312)     (3,309,954)      (488,611)       (862,385)
  Net realized gains (losses) on
    investments                              565,911        (26,132)      5,040,501       1,183,744             --       4,095,635
  Net change in unrealized
    appreciation (depreciation)             (175,456)       726,977       3,284,931      18,533,704         17,305       9,022,549
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations           346,081        680,420       5,595,120      16,407,494       (471,306)     12,255,799
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               1,034,682      1,280,989      12,880,593      62,054,116     17,297,849      13,986,339
  Contract terminations, withdrawal
    payments and charges                  (4,211,916)    (9,105,264)    (15,924,650)     (8,702,721)   (19,451,319)     (8,508,565)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                   --             --          (3,535)             --       (193,750)          4,787
  Annuity benefit payments                        --             --        (131,860)             --        (14,789)        (62,022)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (3,177,234)    (7,824,275)     (3,179,452)     53,351,395     (2,362,009)      5,420,539
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (2,831,153)    (7,143,855)      2,415,668      69,758,889     (2,833,315)     17,676,338
Net assets at the beginning of year
  or period                                3,963,044      7,143,855     193,255,265     203,486,820     36,958,618      67,076,129
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    1,131,891             --     195,670,933     273,245,709     34,125,303      84,752,467
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                                                           SFT
                                                      SFT ADVANTUS      ADVANTUS                      SFT ADVANTUS
                                       SFT ADVANTUS     INTL BOND        MGD VOL      SFT ADVANTUS    REAL ESTATE       SFT IVY
                                      INDEX 500 CL 2       CL 2        EQUITY (d)     MORTGAGE CL 2       CL 2          GROWTH
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $   (1,878,652)    (1,223,174)         (2,831)       (846,777)    (1,155,318)     (2,947,152)
  Net realized gains (losses) on
    investments                           12,119,132      2,586,421              --       2,138,500      7,883,480       5,993,732
  Net change in unrealized
    appreciation (depreciation) of
    investments                          (10,354,751)    (6,378,692)         20,020        (380,899)    (4,182,968)      8,671,504
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations          (114,271)    (5,015,445)         17,189         910,824      2,545,194      11,718,084
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              16,072,829      4,563,947       5,344,948       5,630,033     14,484,479       9,678,891
  Contract terminations, withdrawal
    payments and charges                 (16,784,311)    (6,087,606)             --      (8,665,747)   (20,930,305)    (35,796,766)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              493,035          5,994              --          (2,416)        (3,150)          1,795
  Annuity benefit payments                (5,347,779)       (39,103)             --         (82,340)       (78,095)       (256,050)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (5,566,226)    (1,556,768)      5,344,948      (3,120,470)    (6,527,071)    (26,372,130)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (5,680,497)    (6,572,213)      5,362,137      (2,209,646)    (3,981,877)    (14,654,046)
Net assets at the beginning of year
  or period                              181,518,328     91,906,893              --      61,251,416     82,446,929     224,075,624
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $   (1,857,155)    (1,118,292)     (1,271,417)       (838,641)    (1,085,864)     (2,582,832)
  Net realized gains (losses) on
    investments                           11,820,420      2,540,848          15,333       1,583,804      6,058,540       4,434,020
  Net change in unrealized
    appreciation (depreciation)            8,018,285        (42,912)      1,049,280        (789,191)    (2,651,198)     (2,975,510)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        17,981,550      1,379,644        (206,804)        (44,028)     2,321,478      (1,124,322)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments              18,512,945      4,346,018     172,392,042       6,572,152      6,904,375       3,883,133
  Contract terminations, withdrawal
    payments and charges                 (13,879,295)    (7,445,332)       (645,791)     (6,596,749)   (10,591,778)    (25,953,783)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              146,204          4,588              --          (3,474)         7,534        (211,293)
  Annuity benefit payments                (5,083,271)       (32,468)             --         (61,135)       (59,136)       (216,589)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions                (303,417)    (3,127,194)    171,746,251         (89,206)    (3,739,005)    (22,498,532)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         17,678,133     (1,747,550)    171,539,447        (133,234)    (1,417,527)    (23,622,854)
Net assets at the beginning of year
  or period                              175,837,831     85,334,680       5,362,137      59,041,770     78,465,052     209,421,578
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $  193,515,964     83,587,130     176,901,584      58,908,536     77,047,525     185,798,724
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                                                        SEGREGATED SUB-ACCOUNTS*
                                      --------------------------------------------------------------------------------------------
                                         SFT IVY       SFT PYRAMIS                      TOPS MGD                       TOPS MGD
                                        SMALL CAP      CORE EQUITY     SFT T. ROWE    RISK BAL ETF     TOPS MGD       RISK GROWTH
                                          GROWTH          CL 2         PRICE VALUE        CL 2       RISK FLEX ETF     ETF CL 2
                                      --------------  -------------   -------------   -------------  -------------   -------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $     (610,315)      (836,129)     (1,942,222)        (48,862)      (515,041)        (54,467)
  Net realized gains (losses) on
    investments                              921,760      1,719,879       1,346,471         723,446        280,893       1,438,560
  Net change in unrealized
    appreciation (depreciation) of
    investments                           (2,499,811)    (1,168,673)     (3,933,195)     (1,939,261)    (4,039,205)    (11,746,367)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations        (2,188,366)      (284,923)     (4,528,946)     (1,264,677)    (4,273,353)    (10,362,274)
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               3,549,279      7,333,595       2,294,802       2,533,819     38,548,279       8,687,250
  Contract terminations, withdrawal
    payments and charges                  (7,815,909)   (13,183,076)    (15,869,410)     (2,933,503)    (3,503,545)     (7,937,759)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                1,825          4,249          (4,287)             --             --              --
  Annuity benefit payments                   (89,920)       (40,198)        (44,269)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,354,725)    (5,885,430)    (13,623,164)       (399,684)    35,044,734         749,491
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets         (6,543,091)    (6,170,353)    (18,152,110)     (1,664,361)    30,771,381      (9,612,783)
Net assets at the beginning of year
  or period                               51,323,384     66,977,999     146,020,559      22,633,674     36,414,844      99,082,427
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      ==============  =============   =============   =============  =============   =============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $     (576,368)      (727,197)     (1,766,123)        (34,413)      (526,293)        118,182
  Net realized gains (losses) on
    investments                              887,617      1,614,462       1,262,233          23,341        (54,930)       (384,597)
  Net change in unrealized
    appreciation (depreciation)            7,934,827      1,038,005      11,222,526       1,052,697      3,608,630       3,512,847
                                      --------------  -------------   -------------   -------------  -------------   -------------
Net increase (decrease) in net
  assets resulting from operations         8,246,076      1,925,270      10,718,636       1,041,625      3,027,407       3,246,432
                                      --------------  -------------   -------------   -------------  -------------   -------------

Contract transactions (notes 3 and 6)
  Contract purchase payments               2,844,158      1,231,337       2,189,867       3,822,585     26,583,875       2,976,344
  Contract terminations, withdrawal
    payments and charges                  (6,733,817)   (12,426,476)    (14,532,057)     (2,254,966)    (2,498,163)    (15,509,513)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period              (95,287)         3,806            (239)             --             --              --
  Annuity benefit payments                   (79,220)       (31,675)        (39,954)             --             --              --
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets
  from contract transactions              (4,064,166)   (11,223,008)    (12,382,383)      1,567,619     24,085,712     (12,533,169)
                                      --------------  -------------   -------------   -------------  -------------   -------------
Increase (decrease) in net assets          4,181,910     (9,297,738)     (1,663,747)      2,609,244     27,113,119      (9,286,737)
Net assets at the beginning of year
  or period                               44,780,293     60,807,646     127,868,449      20,969,313     67,186,225      89,469,644
                                      --------------  -------------   -------------   -------------  -------------   -------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $   48,962,203     51,509,908     126,204,702      23,578,557     94,299,344      80,182,907
                                      ==============  =============   =============   =============  =============   =============

See accompanying notes to financial statements.

--------
*See note 1 for the full name of each segregated sub-account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                      Statements of Changes in Net Assets

               Years or Periods Ended December 31, 2016 and 2015

                                         TOPS MGD
                                         RISK MOD
                                       GRO ETF CL 2         TOTALS
                                      ---------------   --------------
YEAR OR PERIOD ENDED DECEMBER 31,
  2015
Operations
  Investment income (loss) - net      $       (43,540)     (17,240,213)
  Net realized gains (losses) on
    investments                             1,269,687      356,361,139
  Net change in unrealized
    appreciation (depreciation) of
    investments                            (3,574,207)    (496,972,524)
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations         (2,348,060)    (157,851,598)
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                3,116,907      891,506,827
  Contract terminations, withdrawal
    payments and charges                   (5,864,631)    (631,371,368)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --          556,949
  Annuity benefit payments                         --       (7,612,741)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (2,747,724)     253,079,667
                                      ---------------   --------------
Increase (decrease) in net assets          (5,095,784)      95,228,069
Net assets at the beginning of year
  or period                                33,506,104    5,123,006,148
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    28,410,320    5,218,234,217
                                      ===============   ==============

YEAR OR PERIOD ENDED DECEMBER 31,
  2016
Operations
  Investment income (loss) - net      $         8,272      (23,628,228)
  Net realized gains (losses) on
    investments                              (114,068)     216,913,634
  Net change in unrealized
    appreciation (depreciation)             1,335,495       26,219,507
                                      ---------------   --------------
Net increase (decrease) in net
  assets resulting from operations          1,229,699      219,504,913
                                      ---------------   --------------

Contract transactions (notes 3 and 6)
  Contract purchase payments                1,450,938      809,330,082
  Contract terminations, withdrawal
    payments and charges                   (5,970,485)    (619,953,727)
  Actuarial adjustments for
    mortality experience on
    annuities in payment period                    --       (1,124,379)
  Annuity benefit payments                         --       (6,954,792)
                                      ---------------   --------------
Increase (decrease) in net assets
  from contract transactions               (4,519,547)     181,297,184
                                      ---------------   --------------
Increase (decrease) in net assets          (3,289,848)     400,802,097
Net assets at the beginning of year
  or period                                28,410,320    5,218,234,217
                                      ---------------   --------------
NET ASSETS AT THE END OF YEAR OR
  PERIOD                              $    25,120,472    5,619,036,314
                                      ===============   ==============

See accompanying notes to financial statements.

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(1)   ORGANIZATION AND BASIS OF PRESENTATION

      The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers nineteen types of contracts consisting of ninety-six segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Achiever (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; UMOA; MultiOption Advisor B, C, and L Class; Adjustable Income Annuity; MultiOption Legend; MultiOption Extra; MultiOption Guide B and L Series; MultiOption Advantage; Waddell & Reed Retirement Builder; and Waddell & Reed Retirement Builder II B and L Series. The Account's mortality and expense risk charge and administrative charge vary based on the contract and optional benefits that are issued. The differentiating features of the contracts are described in notes 2 and 3 below.

      The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the ninety-six segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

        - AB VPS Dynamic Asset Allocation Portfolio - Class B Shares (AB VPS DynAsstAll Cl B)
        - AB VPS International Value Portfolio - Class B Shares (AB VPS Intl Value Cl B)
        - American Century Investments II VP Inflation Protection Fund - Class II Shares (Am Century VP Infl Pro Cl II)
        - American Century Investments VP Income & Growth Fund - Class II Shares (Am Century VP Inc & Gro Cl II)
        - American Funds IS(R) Global Bond Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Bond Cl 2)
        - American Funds IS(R) Global Growth Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Growth Cl 2)
        - American Funds IS(R) Global Small Capitalization Fund(SM) - Class 2 Shares (Amer Funds IS Glbl Sm Cp Cl 2)
        - American Funds IS(R) Growth Fund(SM) - Class 2 Shares (Amer Funds IS Growth Cl 2)
        - American Funds IS(R) Growth-Income Fund(SM) - Class 2 Shares (Amer Funds IS Growth-Inc Cl 2)
        - American Funds IS(R) International Fund(SM) - Class 2 Shares (Amer Funds IS Intl Cl 2)
        - American Funds IS(R) New World Fund(R) - Class 2 Shares (Amer Funds IS New World Cl 2)
        - American Funds IS(R) U.S. Government/AAA-Rated Securities Fund(SM) - Class 2 Shares (Amer Funds IS US Govt/AAA Cl 2)
        - Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 (Fidelity VIP Equity-Income SC2)
        - Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (Fidelity VIP Mid Cap SC2)
        - Franklin Templeton VIP Trust Franklin Mutual Shares VIP Fund Class 2 (Franklin Mutual Shs VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small Cap Value VIP Fund Class 2 (Franklin Small Cp Val VIP Cl 2)
        - Franklin Templeton VIP Trust Franklin Small-Mid Cap Growth VIP Fund Class 2 (Franklin Sm-Md Cp Gr VIP Cl 2)
        - Franklin Templeton VIP Trust Templeton Developing Markets VIP Fund Class 2 (Franklin Dev Mkts VIP Cl 2)
        - Goldman Sachs VIT High Quality Floating Rate Fund - Service Shares (Goldman Sachs VI HQ Flt Rt SS)
        - Goldman Sachs VIT Global Trends Allocation Fund - Service Shares (Goldman Sachs VIT Gbl Trnds SS)
        - Invesco V.I. American Value Fund - Series II Shares (Invesco VI Amer Value Sr II)
        - Invesco V.I. Comstock Fund - Series II Shares (Invesco VI Comstock Sr II)
        - Invesco V.I. Equity and Income Fund - Series II Shares (Invesco VI Equity & Inc Sr II)
        - Invesco V.I. Growth and Income Fund - Series II Shares (Invesco VI Growth & Inc Sr II)
        - Invesco V.I. Small Cap Equity Fund - Series II Shares (Invesco VI Sm Cap Eqty Sr II)
        -   Ivy VIP - Asset Strategy (Ivy VIP Asset Strategy)
        -   Ivy VIP - Balanced (Ivy VIP Balanced)
        -   Ivy VIP - Bond (Ivy VIP Bond)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        -   Ivy VIP - Core Equity (Ivy VIP Core Equity)
        -   Ivy VIP - Dividend Opportunities (Ivy VIP Dividend Opp)
        -   Ivy VIP - Energy (Ivy VIP Energy)
        -   Ivy VIP - Global Bond (Ivy VIP Global Bond)
        -   Ivy VIP - Global Growth (Ivy VIP Global Growth)
        -   Ivy VIP - Global Natural Resources (Ivy VIP Glbl Natural Res)
        -   Ivy VIP - Government Money Market (Ivy VIP Govt Money Market)
        -   Ivy VIP - Growth (Ivy VIP Growth)
        -   Ivy VIP - High Income (Ivy VIP High Income)
        -   Ivy VIP - International Core Equity (Ivy VIP Intl Core Equity)
        -   Ivy VIP - Limited-Term Bond (Ivy VIP Limited-Term Bond)
        -   Ivy VIP - Micro Cap Growth (Ivy VIP Micro Cap Growth)
        -   Ivy VIP - Mid Cap Growth (Ivy VIP Mid Cap Growth)
        -   Ivy VIP - Pathfinder Aggressive (Ivy VIP Pathfinder Aggressive)
        -   Ivy VIP - Pathfinder Conservative (Ivy VIP Pathfinder Conserv)
        -   Ivy VIP - Pathfinder Moderate - Managed Volatility (Ivy VIP Path Mod
            MVF)
        -   Ivy VIP - Pathfinder Moderate (Ivy VIP Pathfinder Moderate)
        - Ivy VIP - Pathfinder Moderately Aggressive - Managed Volatility (Ivy VIP Path Mod Agg MVF)
        -   Ivy VIP - Pathfinder Moderately Aggressive (Ivy VIP Pathfinder Mod
            Aggr)
        - Ivy VIP - Pathfinder Moderately Conservative - Managed Volatility (Ivy VIP Path Mod Con MVF)
        -   Ivy VIP - Pathfinder Moderately Conservative (Ivy VIP Pathfinder Mod
            Cons)
        -   Ivy VIP - Real Estate Securities (Ivy VIP Real Estate Sec)
        -   Ivy VIP - Science and Technology (Ivy VIP Science & Tech)
        -   Ivy VIP - Small Cap Growth (Ivy VIP Small Cap Growth)
        -   Ivy VIP - Small Cap Value (Ivy VIP Small Cap Value)
        -   Ivy VIP - Value (Ivy VIP Value)
        - Janus Aspen Series - Balanced Portfolio - Service Shares (Janus Aspen Balanced SS)
        - Janus Aspen Series - Flexible Bond - Service Shares (Janus Aspen Flexible Bond SS)
        - Janus Aspen Series - Forty Portfolio - Service Shares (Janus Aspen Forty SS)
        - Janus Aspen Series - Overseas Portfolio - Service Shares (Janus Aspen Overseas SS)
        - Janus Aspen Series - Perkins Mid Cap Value Portfolio - Service Shares (Janus Aspen Perk Mid Cp Val SS)
        - Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio - Class II Shares (ClearBridge Var Sm Gro Cl II)
        - MFS(R) VIT - Mid Cap Growth Series - Service Class (MFS VIT Mid Cap Growth Ser SC)
        - MFS(R) VIT II - International Value Portfolio - Service Class (MFS VIT II Intl Value SC)
        - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Aggr Growth ETF II)
        - Morningstar Balanced ETF Asset Allocation Portfolio - Class II Shares (Morningstar Balanced ETF II)
        - Morningstar Conservative ETF Asset Allocation Portfolio - Class II Shares (Morningstar Conservative ETF II)
        - Morningstar Growth ETF Asset Allocation Portfolio - Class II Shares (Morningstar Growth ETF II)
        - Morningstar Income and Growth Asset Allocation Portfolio - Class II Shares (Morningstar Inc & Growth ETF II)
        - Neuberger Berman Advisers Management Trust Socially Responsive - S Class Shares (Neuberger Berman Soc Resp S Cl)
        - Northern Lights VT TOPS(R) Managed Risk Balanced ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Bal ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Flex ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Flex ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Growth ETF Cl 2)
        - Northern Lights VT TOPS(R) Managed Risk Moderate Growth ETF Portfolio - Class 2 Shares (TOPS Mgd Risk Mod Gro ETF Cl 2)
        - Oppenheimer VA Funds - Oppenheimer International Growth Fund/VA Service Shares (Oppenheimer Intl Grow VA SS)
        - Oppenheimer VA Funds - Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares (Oppenheimer MS Sm Cap VA SS)
        - PIMCO VIT - PIMCO Global Diversified Allocation Portfolio Advisor Class Shares (PIMCO VIT Glb Div All Adv Cl)
        - PIMCO VIT - PIMCO Low Duration Portfolio Advisor Class Shares (PIMCO VIT Low Dur Port Adv Cl)
        - PIMCO VIT - PIMCO Total Return Portfolio Advisor Class Shares (PIMCO VIT Total Return Adv Cl)
        - Putnam VT Equity Income Fund - Class IB Shares (Putnam VT Equity Income Cl IB)

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

        - Putnam VT Growth and Income Fund - Class IB Shares (Putnam VT Growth and Inc Cl IB)
        - Putnam VT Growth Opportunities Fund - Class IB Shares (Putnam VT Growth Opp Cl IB)
        - Putnam VT International Equity Fund - Class IB Shares (Putnam VT Inter Eq Cl IB)
        - Putnam VT Multi-Cap Growth Fund - Class IB Shares (Putnam VT Multi-Cap Gro Cl IB)
        - Securian Funds Trust - SFT Advantus Bond Fund - Class 2 Shares (SFT Advantus Bond Cl 2)
        - Securian Funds Trust - Advantus Dynamic Managed Volatility Fund (SFT Advantus Dynamic Mgd Vol)
        - Securian Funds Trust - Advantus Government Money Market Fund (SFT Advantus Govt Money Market)
        - Securian Funds Trust - SFT Advantus Index 400 Mid-Cap Fund - Class 2 Shares (SFT Advantus Index 400 MC Cl 2)
        - Securian Funds Trust - SFT Advantus Index 500 Fund - Class 2 Shares (SFT Advantus Index 500 Cl 2)
        - Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares (SFT Advantus Intl Bond Cl 2)
        - Securian Funds Trust - Advantus Managed Volatility Equity Fund (SFT Advantus Mgd Vol Equity)
        - Securian Funds Trust - SFT Advantus Mortgage Securities Fund - Class 2 Shares (SFT Advantus Mortgage Cl 2)
        - Securian Funds Trust - SFT Advantus Real Estate Securities Fund - Class 2 Shares (SFT Advantus Real Estate Cl 2)
        -   Securian Funds Trust - SFT Ivy(SM) Growth Fund (SFT Ivy Growth)
        - Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund (SFT Ivy Small Cap Growth)
        - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares (SFT Pyramis Core Equity Cl 2)
        - Securian Funds Trust - SFT T. Rowe Price Value Fund (SFT T. Rowe Price Value)
        - The Universal Institutional Funds, Inc. Morgan Stanley UIF Emerging Markets Equity Portfolio - Class II Shares (MorgStanley UIF Emg Mk Eq Cl 2)

      The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable annuity contracts and variable life policies. Each of the Sub-accounts is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust - SFT Advantus International Bond Fund - Class 2 Shares, which is non-diversified), open-end management investment company.

      Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Securian Funds Trust. Both Securian and Advantus are affiliate companies of Minnesota Life.

      The following sub-accounts merged during 2016:

      CLOSED PORTFOLIO                                      RECEIVING PORTFOLIO                     EFFECTIVE DATE
      -------------------------------------------    -----------------------------------    ---------------------------
      Putnam VT Voyager Fund - Class IB Shares       Putnam VT Growth Opportunities             November 21, 2016
                                                     Fund - Class IB Shares

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      The following sub-accounts had name changes during 2015 and 2016:

      FORMER NAME                                               CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - International Growth         Ivy Funds VIP - Global Growth                 January 2, 2015

      Goldman Sachs VI Trust Global Markets        Goldman Sachs VIT Global Trends               April 29, 2015
      Navigator Fund - Service Shares              Allocation Fund - Service Shares

      AllianceBernstein VPS Dynamic Asset          AB VPS Dynamic Asset Allocation                 May 1, 2015
      Allocation Portfolio - Class B Shares        Portfolio - Class B Shares

      MFS(R) VIT - Mid Cap Growth Series -         MFS(R) VIT - Mid Cap Growth Series -            May 1, 2015
      Service Shares                               Service Class

      MFS(R) VIT II - International Value -        MFS(R) VIT II - International Value             May 1, 2015
      Service Shares                               Portfolio - Service Class

      ALPS VIT Ibbotson Aggressive Growth ETF      Morningstar Aggressive Growth ETF             April 29, 2016
      Asset Allocation Portfolio - Class II        Asset Allocation Portfolio - Class II
      Shares                                       Shares

      ALPS VIT Ibbotson Balanced ETF Asset         Morningstar Balanced ETF Asset                April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Conservative ETF Asset     Morningstar Conservative ETF Asset            April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Growth ETF Asset           Morningstar Growth ETF Asset                  April 29, 2016
      Allocation Portfolio - Class II Shares       Allocation Portfolio - Class II
                                                   Shares

      ALPS VIT Ibbotson Income and Growth ETF      Morningstar Income and Growth Asset           April 29, 2016
      Asset Allocation Portfolio - Class II        Allocation Portfolio - Class II
      Shares                                       Shares

      Securian Funds Trust - SFT Advantus          Securian Funds Trust - Advantus               April 29, 2016
      Managed Volatility Fund                      Dynamic Managed Volatility Fund

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Securian Funds Trust - SFT Advantus Money    Securian Funds Trust - Advantus               April 29, 2016
      Market Fund                                  Government Money Market Fund

      Ivy Funds VIP - Asset Strategy               Ivy VIP - Asset Strategy                    September 30, 2016

      Ivy Funds VIP - Balanced                     Ivy VIP - Balanced                          September 30, 2016

      Ivy Funds VIP - Bond                         Ivy VIP - Bond                              September 30, 2016

      Ivy Funds VIP - Core Equity                  Ivy VIP - Core Equity                       September 30, 2016

      Ivy Funds VIP - Dividend Opportunities       Ivy VIP - Dividend Opportunities            September 30, 2016

      Ivy Funds VIP - Energy                       Ivy VIP - Energy                            September 30, 2016

      Ivy Funds VIP - Global Bond                  Ivy VIP - Global Bond                       September 30, 2016

      Ivy Funds VIP - Global Growth                Ivy VIP - Global Growth                     September 30, 2016

      Ivy Funds VIP - Global Natural Resources     Ivy VIP - Global Natural Resources          September 30, 2016

      Ivy Funds VIP - Growth                       Ivy VIP - Growth                            September 30, 2016

      Ivy Funds VIP - High Income                  Ivy VIP - High Income                       September 30, 2016

      Ivy Funds VIP - International Core Equity    Ivy VIP - International Core Equity         September 30, 2016

      Ivy Funds VIP - Limited-Term Bond            Ivy VIP - Limited-Term Bond                 September 30, 2016

      Ivy Funds VIP - Micro Cap Growth             Ivy VIP - Micro Cap Growth                  September 30, 2016

      Ivy Funds VIP - Mid Cap Growth               Ivy VIP - Mid Cap Growth                    September 30, 2016

      Ivy Funds VIP - Money Market                 Ivy VIP - Money Market                      September 30, 2016

      Ivy Funds VIP - Pathfinder Aggressive        Ivy VIP - Pathfinder Aggressive             September 30, 2016

      Ivy Funds VIP - Pathfinder Conservative      Ivy VIP - Pathfinder Conservative           September 30, 2016

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

      FORMER NAME                                              CURRENT NAME                      EFFECTIVE DATE
      -------------------------------------------  --------------------------------------  ----------------------------
      Ivy Funds VIP - Pathfinder Moderate -        Ivy VIP - Pathfinder Moderate -             September 30, 2016
      Managed Volatility                           Managed Volatility

      Ivy Funds VIP - Pathfinder Moderate          Ivy VIP - Pathfinder Moderate               September 30, 2016

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive - Managed Volatility              Aggressive - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Aggressive                                   Aggressive

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative - Managed Volatility            Conservative - Managed Volatility

      Ivy Funds VIP - Pathfinder Moderately        Ivy VIP - Pathfinder Moderately             September 30, 2016
      Conservative                                 Conservative

      Ivy Funds VIP - Real Estate Securities       Ivy VIP - Real Estate Securities            September 30, 2016

      Ivy Funds VIP - Science and Technology       Ivy VIP - Science and Technology            September 30, 2016

      Ivy Funds VIP - Small Cap Growth             Ivy VIP - Small Cap Growth                  September 30, 2016

      Ivy Funds VIP - Small Cap Value              Ivy VIP - Small Cap Value                   September 30, 2016

      Ivy Funds VIP - Value                        Ivy VIP - Value                             September 30, 2016

      Ivy VIP - Money Market                       Ivy VIP - Government Money Market            October 14, 2016

The following sub-accounts were added to the Account in 2015:

      SUB-ACCOUNT                                                                                 EFFECTIVE DATE
      -----------------------------------------------------------------------------------  ------------------------------
      Janus Aspen Series - Flexible Bond - Service Shares                                         May 1, 2015

      Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap                  May 1, 2015
      Growth Portfolio - Class II Shares

      MFS(R) VIT II - International Value Portfolio - Service Class                               May 1, 2015

      Securian Funds Trust - Advantus Managed Volatility Equity Fund                           November 18, 2015

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016


(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

      (A)   USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

      (B)   INVESTMENTS IN UNDERLYING FUNDS

            Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

            Realized gains (losses) on investments include realized gain (loss) distributions received from the respective underlying funds and gains (losses) on the sale of underlying fund shares as determined by the average cost method. Realized gain (loss) distributions are reinvested in the respective underlying funds.

            All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the sub accounts on the ex-dividend date. The affiliated funds may utilize consent dividends to effectively distribute income for income tax purposes. The account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

      (C)   FEDERAL INCOME TAXES

            The Account is treated as part of Minnesota Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of contract holders or beneficiaries upon termination or withdrawal.

      (D)   CONTRACTS IN ANNUITY PAYMENT PERIOD

            Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves are required to support the liability, Minnesota Life reimburses the Account. If the reserves held are less than required, transfers may be made to Minnesota Life.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

(3)   EXPENSES AND RELATED PARTY TRANSACTIONS

      (A)   MULTIOPTION FLEX/SINGLE/SELECT

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation. A contingent deferred sales charge may be imposed on a Multi-Option Flex or Single Annuity contract owner during the first ten years if a contract's accumulation value is withdrawn or surrendered. A seven year, per deposit, contingent deferred sales charge may be imposed on MultiOption Select contract owners if a contract's accumulation value is withdrawn or surrendered. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $1,508 and $9,630, respectively.

      (B)   MULTIOPTION CLASSIC/ACHIEVER

            The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

            A contingent deferred sales charge paid may be imposed on a MultiOption Classic contract owner during the first ten years if a contract's accumulation value is reduced by a withdrawal or surrender. A seven year, per deposit, contingent deferred sales charge may be imposed on a MultiOption Achiever contract owner if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $15,897 and $22,317, respectively.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            Where allowed by law, Minnesota Life reserves the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain MultiOption Achiever contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

      (C)   MULTIOPTION ADVISOR SERIES

            There are three classes of contracts offered under this registration statement - B Class, C Class, and L Class. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            annual basis, to 1.05%, 1.40%, and 1.35%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Advisor B Class contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Advisor L Class contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            There is no contingent deferred sales charge applied to withdrawals or surrenders from a MultiOption C Class contract. For the years ended December 31, 2016 and 2015, contingent deferred sales charges for all MultiOption Advisor classes totaled $480,215 and $608,948, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (D)   MEGANNUITY/UMOA

            The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

      (E)   ADJUSTABLE INCOME ANNUITY

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80% of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15% of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40% of the average daily net assets of the Account.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50%, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. No sales charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A risk charge in the amount of 2.00% is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00%. No risk charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

                  A premium tax charge of up to 3.50% is deducted from each contract purchase payment. No premium tax charges were deducted from contract purchase payments for the years ended December 31, 2016 and 2015.

      (F)   WADDELL & REED ADVISORS RETIREMENT BUILDER

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.10% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $434,833 and $682,594, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (G)   MULTIOPTION LEGEND

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.50% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Legend contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $33,693 and $18,939, respectively.

            In addition to the base contract, optional death and living benefit riders are available. Some of these benefits have separate account charges that are computed daily and are equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (H)   MULTIOPTION EXTRA

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.70% of the average daily net assets of the Account during the first nine contract years and 1.10% of the average daily net assets of the Account in contract years ten and later. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Extra contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $817,994 and $557,682, respectively.

            In addition to the base contract, optional death and living benefit riders are available as set forth in the product's prospectus. Some of these benefits have separate account charges that are computed daily and each of which can be equal, on an annual basis, to 0.15% to 0.50% of the average daily net assets of the Account. These are charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (I)   MULTIOPTION GUIDE SERIES

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a MultiOption Guide B Series contract owner on a seven year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a MultiOption Guide L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $931,013 and $700,234, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (J)   MULTIOPTION ADVANTAGE

            The MultiOption Advantage product became effective on November 9, 2016.

            The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.45% of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0% to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2016.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (K)   WADDELL & REED ADVISORS RETIREMENT BUILDER II

            There are two classes of contracts offered under this series - B Series and L Series. The mortality and expense risk fee paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.15% and 1.55%, respectively, of the average daily net assets of the Account. This is charged through the daily unit value calculation.

            The administrative fee paid to Minnesota Life is equal, on an annual basis, to 0.15% of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50% depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2016 and 2015.

            A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - B Series contract owner on an eight year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender. A contingent deferred sales charge may be imposed on a Waddell & Reed Advisors Retirement Builder II - L Series contract owner on a four year, per deposit basis, if a contract's accumulation value is reduced by a withdrawal or surrender.

            For the years ended December 31, 2016 and 2015, contingent deferred sales charges totaled $93,392 and $32,426, respectively.

            In addition to the base contracts, optional death and living benefit riders are available as set forth in the product's prospectus. One of the benefits has a separate account charge that is computed daily which is equal, on an annual basis, to 0.25% of the average daily net assets of the Account. This is charged through the daily unit value calculation. Other benefits have a charge that may be based on accumulation value or benefit base and are deducted periodically from the accumulation value of the contract.

      (L)   OTHER

            To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.85% of average daily net assets. In addition, the Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the funds. Under the plan, the Securian Funds Trust pays distribution fees up to 0.25% of average daily net assets to Securian. Each fund pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

            On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those contracts with assets allocated to specified funds on May 1, 2014, as follows:

                    - Securian Funds Trust - SFT T. Rowe Price Value Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceed 0.98%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                    -   Securian Funds Trust - SFT Ivy(SM) Small Cap Growth Fund
                        - Class 2 Shares - to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life will make a corresponding reduction in sub-account expenses, until September 30, 2016, to those contract owners whose sub-account invests in the fund; and to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life will make a corresponding reduction in sub-account expenses, until April 30, 2016, to those contract owners whose sub-account invests in the fund.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

                    - Securian Funds Trust - SFT Pyramis(R) Core Equity Fund - Class 2 Shares - to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each contract outstanding on May 1, 2014, to those contract owners whose sub-account invests in the fund.

                  These fee waivers are reported on the statements of operations as "Fees Waived" of the respective sub-account.

      (4)   FAIR VALUE MEASUREMENTS

            In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

            The fair value of the Account's financial assets has been determined using available market information as of December 31, 2016. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account primarily uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

            The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities, and Contract Owners' Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety.

            The levels of fair value hierarchy are as follows:

                  Level 1 - Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

                  Level 2 - Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

                  Level 3 - Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

            The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         Notes to Financial Statements

                               December 31, 2016

            As of December 31, 2016, all of the Account's investments are classified as Level 2 as the values are based upon reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the FASB ASC 820 differs from the characterization of an investment in the fund.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(5)  INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments during the year or period ended December 31, 2016 were as follows:

                                                      PURCHASES        SALES
                                                     ------------   ------------
     AB VPS DynAsstAll Cl B                          $ 31,050,234   $  5,274,175
     AB VPS Intl Value Cl B                               106,790        141,033
     Am Century VP Inc & Gro Cl II                      2,232,215      1,057,613
     Am Century VP Infl Pro Cl II                       4,664,954      9,406,547
     Amer Funds IS Glbl Bond Cl 2                       4,428,019      1,679,448
     Amer Funds IS Glbl Growth Cl 2                     5,612,549      3,700,412
     Amer Funds IS Glbl Sm Cp Cl 2                      4,064,282      1,477,219
     Amer Funds IS Growth Cl 2                         10,402,464      3,717,057
     Amer Funds IS Growth-Inc Cl 2                     11,629,907      1,280,067
     Amer Funds IS Intl Cl 2                            3,719,248      2,717,908
     Amer Funds IS New World Cl 2                       3,233,541      1,538,298
     Amer Funds IS US Govt/AAA Cl 2                     6,398,289      2,753,997
     ClearBridge Var Sm Gro Cl II                       1,031,383        252,870
     Fidelity VIP Equity-Income SC2                    15,000,229      9,414,358
     Fidelity VIP Mid Cap SC2                           4,082,419      5,905,951
     Franklin Dev Mkts VIP Cl 2                         5,423,767      6,948,037
     Franklin Mutual Shs VIP Cl 2                         723,998      1,203,522
     Franklin Small Cp Val VIP Cl 2                    12,748,272      3,371,519
     Franklin Sm-Md Cp Gr VIP Cl 2                      2,441,190      3,036,320
     Goldman Sachs VI HQ Flt Rt SS                      4,239,387      3,331,081
     Goldman Sachs VIT Gbl Trnds SS                    23,000,855      6,705,785
     Invesco VI Amer Value Sr II                        3,015,938      2,149,847
     Invesco VI Comstock Sr II                          7,874,111      9,428,713
     Invesco VI Equity & Inc Sr II                      1,851,766      1,379,610
     Invesco VI Growth & Inc Sr II                      6,714,774        660,724
     Invesco VI Sm Cap Eqty Sr II                       2,341,642      2,893,546
     Ivy VIP Asset Strategy                             3,907,249     31,071,726
     Ivy VIP Balanced                                  23,874,132     17,540,812
     Ivy VIP Bond                                       8,074,891     14,945,896
     Ivy VIP Core Equity                               17,508,161     12,369,260
     Ivy VIP Dividend Opp                               3,041,283      3,820,193
     Ivy VIP Energy                                       901,729      1,551,241
     Ivy VIP Glbl Natural Res                           8,942,771      5,667,559
     Ivy VIP Global Bond                                  731,931        920,343
     Ivy VIP Global Growth                              5,023,910      7,473,338
     Ivy VIP Govt Money Market                          5,113,498      7,392,100

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                      PURCHASES        SALES
                                                     ------------   ------------
     Ivy VIP Growth                                  $  7,151,256   $  8,135,923
     Ivy VIP High Income                               13,781,765     13,739,287
     Ivy VIP Intl Core Equity                           9,105,302     20,234,376
     Ivy VIP Limited-Term Bond                          5,890,040      3,743,508
     Ivy VIP Micro Cap Growth                           4,515,011      4,664,748
     Ivy VIP Mid Cap Growth                             5,836,378      7,717,754
     Ivy VIP Path Mod Agg MVF                          17,088,512      5,710,048
     Ivy VIP Path Mod Con MVF                          13,656,931      4,959,712
     Ivy VIP Path Mod MVF                              93,167,377     10,133,082
     Ivy VIP Pathfinder Aggressive                      3,259,499      2,889,302
     Ivy VIP Pathfinder Conserv                         4,377,486      5,057,706
     Ivy VIP Pathfinder Mod Aggr                       26,412,927     17,756,146
     Ivy VIP Pathfinder Mod Cons                        6,754,496      6,142,036
     Ivy VIP Pathfinder Moderate                       20,325,916     15,575,084
     Ivy VIP Real Estate Sec                            2,287,117      2,380,804
     Ivy VIP Science & Tech                             6,040,395     13,238,953
     Ivy VIP Small Cap Growth                           4,759,897      3,292,002
     Ivy VIP Small Cap Value                           11,475,504     11,110,898
     Ivy VIP Value                                     16,523,456     18,832,486
     Janus Aspen Balanced SS                            3,811,459      4,568,683
     Janus Aspen Flexible Bond SS                      10,815,604        903,568
     Janus Aspen Forty SS                              12,420,361     13,063,278
     Janus Aspen Overseas SS                            6,680,681      5,559,668
     Janus Aspen Perk Mid Cp Val SS                     4,534,139      3,009,205
     MFS VIT II Intl Value SC                           7,344,843        638,990
     MFS VIT Mid Cap Growth Ser SC                        433,568        509,517
     MorgStanley UIF Emg Mk Eq Cl 2                     2,622,107      3,579,394
     Morningstar Aggr Growth ETF II                     2,499,496      2,096,931
     Morningstar Balanced ETF II                        6,489,172      5,886,310
     Morningstar Conservative ETF II                    2,689,889      1,765,870
     Morningstar Growth ETF II                          2,757,945      2,930,712
     Morningstar Inc & Growth ETF II                    2,994,043      3,112,685
     NeubergerBerman Soc Resp S Cl                      1,197,352        283,155
     Oppenheimer Intl Grow VA SS                        4,167,996      2,809,733
     Oppenheimer MS Sm Cap VA SS                        1,209,097        640,951
     PIMCO VIT Glb Div All Adv Cl                      24,076,503      4,722,368
     PIMCO VIT Low Dur Port Adv Cl                      5,144,270      6,672,169

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                       PURCHASES        SALES
                                                     ------------   ------------
     PIMCO VIT Total Return Adv Cl                   $ 10,462,310   $ 19,842,698
     Putnam VT Equity Income Cl IB                        831,722        798,480
     Putnam VT Growth and Inc Cl IB                     2,317,277      5,036,714
     Putnam VT Growth Opp Cl IB (a)                     7,682,058      3,436,257
     Putnam VT Inter Eq Cl IB                             557,697        567,951
     Putnam VT Multi-Cap Gro Cl IB                      1,469,737      4,269,075
     Putnam VT Voyager Cl IB (b)                        1,618,820      9,166,309
     SFT Advantus Bond Cl 2                            11,658,708     17,568,478
     SFT Advantus Dynamic Mgd Vol                      59,363,541      9,321,701
     SFT Advantus Govt Money Market                    17,107,014     19,957,640
     SFT Advantus Index 400 MC Cl 2                    13,683,580      9,125,255
     SFT Advantus Index 500 Cl 2                       17,943,542     20,104,031
     SFT Advantus Intl Bond Cl 2                        3,966,043      8,211,543
     SFT Advantus Mgd Vol Equity                      171,137,197        661,261
     SFT Advantus Mortgage Cl 2                         6,212,736      7,140,568
     SFT Advantus Real Estate Cl 2                      6,498,821     11,323,712
     SFT Ivy Growth                                     3,316,442     28,397,975
     SFT Ivy Small Cap Growth                           2,722,489      7,363,004
     SFT Pyramis Core Equity Cl 2                       1,082,492     13,032,790
     SFT T. Rowe Price Value                            1,856,910     16,005,448
     TOPS Mgd Risk Bal ETF Cl 2                         3,977,484      2,444,249
     TOPS Mgd Risk Flex ETF                            26,277,135      2,717,596
     TOPS Mgd Risk Growth ETF Cl 2                      4,041,598     16,456,668
     TOPS Mgd Risk Mod Gro ETF Cl 2                     1,739,305      6,250,630

--------
     (a) For the period from November 21, 2016 through December 31, 2016
     (b) For the period from January 1, 2016 through November 21, 2016.

                                                                     (Continued)


                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

(6)  UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

     Transactions in units for each segregated Sub-account for the years or periods ended December 31, 2016 and 2015 were as follows:

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             AB VPS                      AM CENTURY     AM CENTURY     AMER FUNDS      AMER FUNDS
                                           DYNASSTALL     AB VPS INTL    VP INC & GRO   VP INFL PRO    IS GLBL BOND     IS GLBL
                                              CL B         VALUE CL B        CL II        CL II           CL 2        GROWTH CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      47,776,277      1,393,635      1,782,099     63,686,918      4,199,585      6,538,242
   Contract purchase payments               51,212,676      1,600,370        350,873      3,021,044      3,058,680      3,058,849
   Contract terminations, withdrawal
      payments and charges                    (747,148)    (1,611,214)      (627,770)    (6,240,943)      (804,955)    (2,201,988)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      98,241,805      1,382,791      1,505,202     60,467,019      6,453,310      7,395,103
   Contract purchase payments               30,010,004        175,988        924,085      2,538,105      4,412,112      3,420,569
   Contract terminations, withdrawal
      payments and charges                  (4,876,298)      (232,779)      (463,234)    (7,195,658)    (1,646,392)    (2,692,308)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016     123,375,511      1,326,000      1,966,053     55,809,466      9,219,030      8,123,364
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                                                                      AMER FUNDS
                                           AMER FUNDS     AMER FUNDS     AMER FUNDS                     AMER FUNDS       IS US
                                           IS GLBL SM      IS GROWTH     IS GROWTH-     AMER FUNDS       IS NEW        GOVT/AAA
                                             CP CL 2         CL 2         INC CL 2      IS INTL CL 2   WORLD CL 2        CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       3,723,569     14,585,631      8,257,642     13,361,139      6,022,669      7,087,217
   Contract purchase payments                3,640,757      5,833,929      5,849,171      2,460,565      3,201,578      3,026,891
   Contract terminations, withdrawal
      payments and charges                  (1,547,392)      (925,258)      (838,571)    (1,411,835)    (1,232,475)    (1,511,330)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       5,816,934     19,494,302     13,268,242     14,409,869      7,991,772      8,602,778
   Contract purchase payments                2,421,812      5,119,851      5,624,797      2,246,536      3,352,946      5,633,706
   Contract terminations, withdrawal
      payments and charges                  (1,205,294)    (2,433,980)      (821,223)    (2,447,238)    (1,510,621)    (2,532,078)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       7,033,452     22,180,173     18,071,816     14,209,167      9,834,097     11,704,406
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           CLEARBRIDGE    FIDELITY VIP    FIDELITY       FRANKLIN       FRANKLIN       FRANKLIN
                                           VAR SM GRO        EQUITY-       VIP MID       DEV MKTS      MUTUAL SHS     SMALL CP VAL
                                            CL II (a)      INCOME SC2      CAP SC2       VIP CL 2       VIP CL 2       VIP CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --     40,504,113     11,700,083     10,524,450      4,063,516     17,745,713
   Contract purchase payments                  918,439        769,407        418,971      1,787,555        132,967      1,951,258
   Contract terminations, withdrawal
      payments and charges                     (27,891)    (5,479,807)    (1,883,631)    (1,832,252)    (1,060,767)    (1,555,169)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015         890,548     35,793,713     10,235,423     10,479,753      3,135,716     18,141,802
   Contract purchase payments                1,079,014      3,956,866        529,356      2,607,525         58,134      5,467,677
   Contract terminations, withdrawal
      payments and charges                    (259,226)    (4,263,597)    (1,532,962)    (3,252,329)      (543,169)    (2,228,158)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       1,710,336     35,486,982      9,231,817      9,834,949      2,650,681     21,381,321
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            FRANKLIN        GOLDMAN        GOLDMAN      INVESCO VI     INVESCO VI     INVESCO VI
                                            SM-MD CP      SACHS VI HQ     SACHS VIT     AMER VALUE      COMSTOCK       EQUITY &
                                           GR VIP CL 2     FLT RT SS     GBL TRNDS SS      SR II          SR II        INC SR II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       6,708,673     36,182,709     57,148,115      4,062,941     20,328,052      2,162,430
   Contract purchase payments                1,109,963      3,143,299     42,735,081      2,270,405      3,500,960        841,653
   Contract terminations, withdrawal
      payments and charges                  (1,595,406)    (3,113,395)    (2,367,196)      (704,524)    (2,453,231)      (380,431)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       6,223,230     36,212,613     97,516,000      5,628,822     21,375,781      2,623,652
   Contract purchase payments                  836,610      3,987,021     24,092,439      1,913,516      1,637,881      1,025,066
   Contract terminations, withdrawal
      payments and charges                  (1,807,047)    (3,047,712)    (6,675,106)    (1,518,561)    (3,723,249)      (838,519)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       5,252,793     37,151,922    114,933,333      6,023,777     19,290,413      2,810,199
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           INVESCO VI     INVESCO VI       IVY VIP
                                            GROWTH &        SM CAP          ASSET         IVY VIP        IVY VIP        IVY VIP
                                            INC SR II     EQTY SR II      STRATEGY       BALANCED         BOND        CORE EQUITY
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,434,525     16,624,811     74,476,886     35,921,678    109,220,233     44,306,736
   Contract purchase payments                  221,489        753,732      2,645,402      3,245,476      4,731,523      3,545,281
   Contract terminations, withdrawal
      payments and charges                    (432,139)    (1,845,209)    (9,764,225)    (4,290,071)   (10,305,937)    (5,550,256)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,223,875     15,533,334     67,358,063     34,877,083    103,645,819     42,301,761
   Contract purchase payments                2,313,908        707,218      1,385,451      2,426,564      3,795,777      2,242,375
   Contract terminations, withdrawal
      payments and charges                    (260,738)    (2,001,738)   (11,545,256)    (5,033,463)   (10,254,767)    (4,761,899)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016       3,277,045     14,238,814     57,198,258     32,270,184     97,186,829     39,782,237
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP                       IVY VIP                                      IVY VIP
                                            DIVIDEND        IVY VIP         GLBL          IVY VIP        IVY VIP      GOVT MONEY
                                               OPP          ENERGY       NATURAL RES    GLOBAL BOND    GLOBAL GROWTH    MARKET
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      13,352,998      5,753,035     28,496,741      7,019,226     36,111,781     12,038,044
   Contract purchase payments                  366,620      1,375,634      9,173,141        836,027      1,409,289      7,147,689
   Contract terminations, withdrawal
      payments and charges                  (2,032,839)    (1,120,815)    (4,057,761)    (1,095,378)    (4,030,289)    (6,484,062)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      11,686,779      6,007,854     33,612,121      6,759,875     33,490,781     12,701,671
   Contract purchase payments                  851,004        931,232      8,802,397        504,529      1,684,049      5,154,333
   Contract terminations, withdrawal
      payments and charges                  (1,881,058)    (1,377,597)    (5,421,118)      (846,056)    (3,551,792)    (7,303,833)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      10,656,725      5,561,489     36,993,400      6,418,348     31,623,038     10,552,171
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                           IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                             IVY VIP        IVY VIP       INTL CORE      LIMITED-       MICRO CAP       MID CAP
                                             GROWTH       HIGH INCOME      EQUITY        TERM BOND       GROWTH         GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,275,987     73,091,861     69,049,904     35,060,416     11,200,328     26,623,415
   Contract purchase payments                  854,803      7,474,573      3,042,338      5,076,700        911,824      1,977,184
   Contract terminations, withdrawal
      payments and charges                  (4,261,567)   (10,961,333)    (8,242,787)    (3,129,348)    (2,243,473)    (2,718,360)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      26,869,223     69,605,101     63,849,455     37,007,768      9,868,679     25,882,239
   Contract purchase payments                  542,972      6,290,619      2,470,191      5,458,213        869,015      1,187,410
   Contract terminations, withdrawal
      payments and charges                  (3,388,217)    (8,989,329)    (7,911,880)    (3,463,820)    (1,846,633)    (2,969,036)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      24,023,978     66,906,391     58,407,766     39,002,161      8,891,061     24,100,613
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                            PATH MOD       PATH MOD       PATH MOD      PATHFINDER     PATHFINDER     PATHFINDER
                                             AGG MVF        CON MVF          MVF        AGGRESSIVE       CONSERV       MOD AGGR
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      30,952,583     13,062,845    118,871,914     11,881,250     29,844,909    193,683,655
   Contract purchase payments               20,001,348     13,334,624    136,429,334      1,953,434      1,191,520      1,791,440
   Contract terminations, withdrawal
      payments and charges                  (1,502,889)    (1,422,273)    (2,612,437)      (562,806)    (3,541,150)    (7,400,045)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      49,451,042     24,975,196    252,688,811     13,271,878     27,495,279    188,075,050
   Contract purchase payments               13,687,984     12,531,591     81,712,973      1,071,067      1,585,344        723,121
   Contract terminations, withdrawal
      payments and charges                  (5,186,837)    (4,671,879)    (9,214,946)    (2,055,139)    (3,764,462)   (11,060,498)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      57,952,189     32,834,908    325,186,838     12,287,806     25,316,161    177,737,673
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP        IVY VIP
                                           PATHFINDER     PATHFINDER     REAL ESTATE     SCIENCE &      SMALL CAP      SMALL CAP
                                            MOD CONS       MODERATE          SEC           TECH          GROWTH          VALUE
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      60,897,488    172,610,501      6,610,779     21,133,818     16,538,924     25,893,192
   Contract purchase payments                  800,320      2,032,837        371,293      3,497,092        634,622        884,488
   Contract terminations, withdrawal
      payments and charges                  (4,404,695)   (10,594,407)    (1,589,484)    (3,338,144)    (2,518,393)    (4,482,426)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      57,293,113    164,048,931      5,392,588     21,292,766     14,655,153     22,295,254
   Contract purchase payments                  517,431        884,702        438,608      1,227,441      1,123,903      2,149,432
   Contract terminations, withdrawal
      payments and charges                  (4,124,562)    (9,991,321)      (930,899)    (3,933,212)    (1,623,938)    (4,168,483)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      53,685,982    154,942,312      4,900,297     18,586,995     14,155,118     20,276,203
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                             JANUS          JANUS                         JANUS          JANUS
                                                             ASPEN          ASPEN          JANUS          ASPEN          ASPEN
                                             IVY VIP       BALANCED       FLEXIBLE         ASPEN        OVERSEAS       PERK MID
                                              VALUE           SS         BOND SS (a)     FORTY SS          SS          CP VAL SS
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      44,676,370      9,091,698             --     16,700,439     23,854,503     17,099,250
   Contract purchase payments                4,372,460      2,006,413      7,951,146      4,947,548      2,018,867        951,068
   Contract terminations, withdrawal
      payments and charges                  (6,801,805)    (1,514,209)      (216,396)    (4,337,707)    (3,776,969)    (1,212,564)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      42,247,025      9,583,902      7,734,750     17,310,280     22,096,401     16,837,754
   Contract purchase payments                2,247,562      1,401,390     10,577,233      2,734,881      1,794,626        864,637
   Contract terminations, withdrawal
      payments and charges                  (8,070,566)    (1,918,001)      (904,750)    (4,908,845)    (2,868,865)    (1,960,223)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      36,424,021      9,067,291     17,407,233     15,136,316     21,022,162     15,742,168
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                            MFS VIT
                                            MFS VIT II      MID CAP      MORGSTANLEY    MORNINGSTAR     MORNINGSTAR   MORNINGSTAR
                                            INTL VALUE      GROWTH       UIF EMG MK     AGGR GROWTH     BALANCED      CONSERVATIVE
                                             SC (a)         SER SC         EQ CL 2        ETF II         ETF II         ETF II
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014              --        513,940     31,777,048      6,536,724     56,812,098     13,503,420
   Contract purchase payments                4,552,048        327,405      5,464,332      1,339,386      2,056,948      2,444,377
   Contract terminations, withdrawal
      payments and charges                     (69,744)      (211,778)    (1,717,650)    (1,025,526)    (6,341,310)    (3,895,012)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       4,482,304        629,567     35,523,730      6,850,584     52,527,736     12,052,785
   Contract purchase payments                7,202,790        154,830      4,059,581      1,873,605      2,369,163      1,854,559
   Contract terminations, withdrawal
      payments and charges                    (642,179)      (231,550)    (5,048,829)    (1,841,480)    (4,641,772)    (1,448,666)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      11,042,915        552,847     34,534,482      6,882,709     50,255,127     12,458,678
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                          MORNINGSTAR
                                            MORNINGSTAR       INC &    NEUBERGERBERM    OPPENHEIMER    OPPENHEIMER     PIMCO VIT
                                             GROWTH         GROWTH      AN SOC RESP      INTL GROW      MS SM CAP     GLB DIV ALL
                                             ETF II         ETF II          S CL           VA SS          VA SS         ADV CL
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      22,903,343     30,316,413      1,196,290     12,089,421      1,344,478     36,960,899
   Contract purchase payments                1,026,106        796,052        747,782      1,535,381        993,430     39,058,480
   Contract terminations, withdrawal
      payments and charges                  (2,348,320)    (5,765,722)      (358,339)    (1,226,853)      (404,846)      (579,144)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      21,581,129     25,346,743      1,585,733     12,397,949      1,933,062     75,440,235
   Contract purchase payments                1,252,505        974,777        783,723      1,219,923        729,603     22,713,770
   Contract terminations, withdrawal
      payments and charges                  (2,390,972)    (2,451,965)      (200,473)      (969,906)      (411,388)    (4,500,909)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      20,442,662     23,869,555      2,168,983     12,647,966      2,251,277     93,653,096
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                                                          PUTNAM VT
                                            PIMCO VIT      PIMCO VIT       EQUITY        PUTNAM VT      PUTNAM VT      PUTNAM VT
                                             LOW DUR      TOTAL RETURN     INCOME       GROWTH AND     GROWTH OPP      INTER EQ
                                           PORT ADV CL      ADV CL          CL IB        INC CL IB      CL IB (b)        CL IB
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      62,187,031    150,517,076      2,342,261      4,018,082             --      2,266,583
   Contract purchase payments                4,680,624      8,834,076        467,992      2,782,181             --        238,052
   Contract terminations, withdrawal
      payments and charges                  (5,318,705)   (11,694,578)      (408,679)    (2,456,423)            --       (448,461)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      61,548,950    147,656,574      2,401,574      4,343,840             --      2,056,174
   Contract purchase payments                4,646,236      7,013,617        326,752      1,038,694      3,288,142        282,766
   Contract terminations, withdrawal
      payments and charges                  (6,249,714)   (16,292,718)      (356,363)    (2,406,405)    (1,549,458)      (326,514)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      59,945,472    138,377,473      2,371,963      2,976,129      1,738,684      2,012,426
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                            PUTNAM VT      PUTNAM VT                   SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS
                                            MULTI-CAP       VOYAGER      SFT ADVANTUS   DYNAMIC MGD    GOVT MONEY      INDEX 400
                                            GRO CL IB      CL IB (c)      BOND CL 2         VOL          MARKET         MC CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014       1,449,087      3,971,247    122,294,915    115,228,324     33,036,365     22,733,438
   Contract purchase payments                  347,340      1,649,987     11,721,574     95,291,812     30,950,239      1,218,091
   Contract terminations, withdrawal
      payments and charges                    (187,648)    (2,293,122)    (9,398,241)   (23,354,629)   (30,570,715)    (3,446,517)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015       1,608,779      3,328,112    124,618,248    187,165,507     33,415,889     20,505,012
   Contract purchase payments                  436,108        635,058      7,826,915     55,116,051     15,575,728      3,851,435
   Contract terminations, withdrawal
      payments and charges                  (1,600,440)    (3,963,170)    (9,613,331)    (8,439,207)   (17,843,159)    (2,497,401)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016         444,447             --    122,831,832    233,842,351     31,148,458     21,859,046
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                           SFT ADVANTUS   SFT ADVANTUS   SFT ADVANTUS                  SFT ADVANTUS
                                            INDEX 500      INTL BOND       MGD VOL      SFT ADVANTUS   REAL ESTATE      SFT IVY
                                              CL 2           CL 2        EQUITY (d)     MORTGAGE CL 2     CL 2          GROWTH
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      48,755,932     51,586,760             --     40,849,187     22,888,172     82,944,079
   Contract purchase payments                5,282,841      2,775,573      5,366,219      4,133,985      3,911,425      3,408,667
   Contract terminations, withdrawal
      payments and charges                  (6,105,877)    (3,610,454)          (368)    (5,267,604)    (5,783,305)   (13,602,526)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      47,932,896     50,751,879      5,365,851     39,715,568     21,016,292     72,750,220
   Contract purchase payments                5,996,312      2,614,438    167,464,677      4,726,056      1,723,069      1,572,069
   Contract terminations, withdrawal
      payments and charges                  (5,179,460)    (4,610,774)      (830,228)    (4,281,532)    (2,723,983)    (9,542,245)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      48,749,748     48,755,543    172,000,300     40,160,092     20,015,378     64,780,044
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                          Notes to Financial Statements

                                December 31, 2016

                                                                          SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------------------------------
                                             SFT IVY      SFT PYRAMIS                    TOPS MGD       TOPS MGD       TOPS MGD
                                            SMALL CAP     CORE EQUITY    SFT T. ROWE     RISK BAL       RISK FLEX     RISK GROWTH
                                             GROWTH          CL 2        PRICE VALUE     ETF CL 2          ETF         ETF CL 2
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2014      19,748,439     25,068,962     56,265,717     20,422,030     34,958,247     84,977,795
   Contract purchase payments                1,358,893      2,477,183        925,565      2,341,031     37,479,786      7,626,639
   Contract terminations, withdrawal
      payments and charges                  (3,121,925)    (4,777,480)    (6,306,214)    (2,712,543)    (3,577,102)    (7,126,149)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2015      17,985,407     22,768,665     50,885,068     20,050,518     68,860,931     85,478,285
   Contract purchase payments                1,093,025        457,846        877,164      3,571,374     26,699,103      2,802,403
   Contract terminations, withdrawal
      payments and charges                  (2,608,380)    (4,565,524)    (5,826,080)    (2,142,086)    (2,719,417)   (14,841,732)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Units outstanding at December 31, 2016      16,470,052     18,660,987     45,936,152     21,479,806     92,840,617     73,438,956
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           SEGREGATED
                                          SUB-ACCOUNTS
                                          ------------
                                            TOPS MGD
                                            RISK MOD
                                               GRO
                                              ETF CL 2
                                          ------------
Units outstanding at December 31, 2014      29,123,275
   Contract purchase payments                2,743,698
   Contract terminations, withdrawal
      payments and charges                  (5,177,477)
                                          ------------
Units outstanding at December 31, 2015      26,689,496
   Contract purchase payments                1,337,289
   Contract terminations, withdrawal
      payments and charges                  (5,561,813)
                                          ------------
Units outstanding at December 31, 2016      22,464,972
                                          ============

--------
(a) For the period from May 1, 2015 through December 31, 2015 and for the year ended December 31, 2016.
(b) For the period from November 21, 2016 through December 31, 2016.
(c) For the year ended December 31, 2015 and for the period from January 1, 2016 through November 21, 2016.
(d) For the period from November 18, 2015 through December 31, 2015 and for the year ended December 31, 2016.

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

(7) FINANCIAL HIGHLIGHTS

    A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2016, 2015, 2014, 2013, and 2012 is as follows:

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AB VPS DYNASSTALL CL B
    2016                           123,375,511  $  1.03 to 1.08  $  132,664,227     0.60%      1.20% to 2.35%     0.37% to 2.75%
    2015                            98,241,805     1.02 to 1.05     103,428,549     0.72%      1.20% to 2.35%   (4.17)% to (2.48)%
    2014                            47,776,277     1.06 to 1.08      51,576,228     0.40%      1.20% to 2.25%     1.18% to 2.96%
    2013 (a)                        14,706,473     1.04 to 1.05      15,419,356     0.16%      1.20% to 2.25%     3.63% to 4.85%

AB VPS INTL VALUE CL B
    2016                             1,326,000     0.52 to 0.58         770,341     1.09%      1.20% to 2.50%   (3.67)% to (1.98)%
    2015                             1,382,791     0.53 to 0.59         819,546     2.05%      1.20% to 2.50%    (0.58)% to 1.18%
    2014                             1,393,635     0.53 to 0.59         816,341     3.35%      1.20% to 2.50%   (9.18)% to (7.58)%
    2013                             1,466,750     0.58 to 0.63         929,598     5.79%      1.20% to 2.50%    19.17% to 21.27%
    2012                             1,615,280     0.49 to 0.52         844,155     1.42%      1.20% to 2.50%    10.85% to 12.82%

AM CENTURY VP INC & GRO CL II
    2016                             1,966,053     1.46 to 2.37       4,607,075     2.19%      1.20% to 2.35%     9.92% to 11.85%
    2015                             1,505,202     1.63 to 2.12       3,142,886     1.82%      1.20% to 2.35%   (8.68)% to (7.07)%
    2014                             1,782,099     1.82 to 2.28       3,998,749     1.80%      1.20% to 2.10%     9.07% to 10.99%
    2013                             1,725,231     1.67 to 2.05       3,484,096     1.94%      1.20% to 2.00%    31.55% to 33.87%
    2012                             1,906,958     1.25 to 1.53       2,872,898     1.89%      1.20% to 2.05%    11.12% to 13.09%

AM CENTURY VP INFL PRO CL II
    2016                            55,809,466     1.08 to 1.24      69,117,411     1.83%      1.20% to 2.70%     1.36% to 3.77%
    2015                            60,467,019     1.06 to 1.20      72,601,127     1.97%      1.20% to 2.70%   (5.30)% to (3.63)%
    2014                            63,686,918     1.12 to 1.25      79,348,477     1.31%      1.20% to 2.70%     0.30% to 2.07%
    2013                            60,534,226     1.11 to 1.22      73,893,030     1.61%      1.20% to 2.70%   (11.14)% to (9.57)%
    2012                            41,474,140     1.25 to 1.35      55,985,614     2.54%      1.20% to 2.70%     4.25% to 6.09%

AMER FUNDS IS GLBL BOND CL 2
    2016                             9,219,030     0.90 to 1.00       8,925,291     0.66%      0.15% to 2.45%    (0.26)% to 2.56%
    2015                             6,453,310     0.90 to 0.98       6,153,395     0.05%      0.15% to 2.45%   (6.85)% to (4.21)%
    2014                             4,199,585     0.96 to 1.02       4,224,257     1.38%      0.15% to 2.45%    (1.56)% to 1.24%
    2013                             3,245,422     0.97 to 1.01       3,258,095     0.00%      0.15% to 2.45%   (5.41)% to (2.72)%
    2012                             2,676,675     1.02 to 1.04       2,789,905     2.75%      0.15% to 2.50%     3.09% to 4.91%

AMER FUNDS IS GLBL GROWTH CL 2
    2016                             8,123,364     1.26 to 1.54      11,164,434     0.94%      0.15% to 2.50%     (2.3)% to 0.47%
    2015                             7,395,103     1.29 to 1.53      10,205,737     1.08%      0.15% to 2.50%     3.83% to 6.78%
    2014                             6,538,242     1.24 to 1.43       8,536,287     1.28%      0.15% to 2.50%    (0.66)% to 2.16%
    2013                             5,134,763     1.24 to 1.40       6,647,032     1.53%      0.15% to 2.50%    25.43% to 28.98%
    2012                             2,210,952     0.98 to 1.09       2,227,216     1.60%      0.15% to 2.50%    18.98% to 21.08%

AMER FUNDS IS GLBL SM CP CL 2
    2016                             7,033,452     1.06 to 1.39       8,074,827     0.27%      0.15% to 2.50%    (0.86)% to 1.95%
    2015                             5,816,934     1.06 to 1.37       6,624,674     0.00%      0.15% to 2.50%    (2.65)% to 0.12%
    2014                             3,723,569     1.09 to 1.37       4,298,890     0.12%      0.15% to 2.50%    (0.85)% to 1.97%
    2013                             2,713,804     1.09 to 1.34       3,090,006     0.79%      0.15% to 2.50%    24.56% to 28.09%
    2012                               877,277     0.87 to 1.05         783,868     1.41%      0.15% to 2.50%    14.72% to 16.75%

AMER FUNDS IS GROWTH CL 2
    2016                            22,180,173     1.48 to 1.59      35,311,313     0.80%      1.20% to 2.50%     6.31% to 8.84%
    2015                            19,494,302     1.38 to 1.47      28,687,226     0.68%      1.20% to 2.50%     3.75% to 5.58%
    2014                            14,585,631     1.33 to 1.39      20,328,839     0.89%      1.20% to 2.50%     5.36% to 7.22%
    2013                            12,048,148     1.26 to 1.30      15,662,258     1.17%      1.20% to 2.50%    26.33% to 28.56%
    2012                             3,448,221     0.99 to 1.01       3,487,125     0.99%      1.20% to 2.50%    14.45% to 16.47%

AMER FUNDS IS GROWTH-INC CL 2
    2016                            18,071,816     1.56 to 1.68      30,314,808     1.64%      1.20% to 2.45%     8.29% to 10.86%
    2015                            13,268,242     1.43 to 1.52      20,197,968     1.62%      1.20% to 2.50%    (1.49)% to 0.24%
    2014                             8,257,642     1.45 to 1.52      12,539,893     1.52%      1.20% to 2.50%     7.42% to 9.32%
    2013                             6,137,442     1.34 to 1.39       8,526,063     1.77%      1.20% to 2.50%    29.63% to 31.91%
    2012                             2,883,480     1.03 to 1.05       3,036,713     2.37%      1.20% to 2.50%    14.05% to 16.07%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
AMER FUNDS IS INTL CL 2
    2016                            14,209,167     0.93 to 1.24      14,498,583     1.38%      0.15% to 2.70%     0.53% to 3.38%
    2015                            14,409,869     0.92 to 1.20      14,363,362     1.55%      0.15% to 2.70%   (7.30)% to (4.67)%
    2014                            13,361,139     1.00 to 1.26      14,093,439     1.55%      0.15% to 2.70%   (5.48)% to (2.80)%
    2013                             9,981,565     1.05 to 1.30      10,967,217     1.83%      0.15% to 2.70%    18.11% to 21.45%
    2012                             2,969,348     0.89 to 1.07       2,705,544     2.30%      0.15% to 2.50%    14.46% to 16.49%

AMER FUNDS IS NEW WORLD CL 2
    2016                             9,834,097     0.88 to 1.11       9,352,789     0.87%      0.15% to 2.45%     2.21% to 5.10%
    2015                             7,991,772     0.86 to 1.06       7,289,640     0.59%      0.15% to 2.45%   (5.96)% to (3.29)%
    2014                             6,022,669     0.91 to 1.09       5,741,818     1.09%      0.15% to 2.45%   (10.55)% to (8.01)%
    2013                             4,719,618     1.01 to 1.19       4,953,443     1.74%      0.15% to 2.45%     8.15% to 11.21%
    2012                             2,121,978     0.93 to 1.07       2,028,930     1.66%      0.15% to 2.45%     14.38% to 16.4%

AMER FUNDS IS US GOVT/AAA CL 2
    2016                            11,704,406     0.99 to 1.06      12,409,965     1.47%      0.15% to 2.45%    (1.75)% to 1.04%
    2015                             8,602,778     1.00 to 1.06       9,122,486     1.53%      0.15% to 2.45%    (1.36)% to 1.44%
    2014                             7,087,217     1.01 to 1.06       7,477,491     1.12%      0.15% to 2.45%     1.96% to 4.86%
    2013                             5,920,197     0.98 to 1.02       6,021,398     0.80%      0.15% to 2.45%   (5.89)% to (3.22)%
    2012                             3,553,386     1.01 to 1.06       3,776,868     1.21%      0.15% to 2.45%    (1.08)% to 0.68%

CLEARBRIDGE VAR SM GRO CL II
    2016                             1,710,336     0.98 to 0.99       1,700,508     0.00%      1.20% to 2.20%     2.48% to 4.91%
    2015 (b)                           890,548     0.95 to 0.95         849,020     0.00%      1.20% to 2.10%   (5.76)% to (4.65)%

FIDELITY VIP EQUITY-INCOME SC2
    2016                            35,486,982     1.36 to 2.54      81,880,565     2.28%      0.15% to 2.50%    14.30% to 17.53%
    2015                            35,793,713     1.53 to 2.16      70,913,034     2.86%      0.15% to 2.50%   (7.02)% to (4.38)%
    2014                            40,504,113     1.12 to 2.26      84,793,006     2.53%      0.15% to 2.70%     5.33% to 8.32%
    2013                            46,093,306     1.07 to 2.08      90,035,968     2.28%      0.15% to 2.70%    24.11% to 27.64%
    2012                            50,295,117     0.84 to 1.63      77,648,067     2.76%      0.15% to 2.95%    13.64% to 16.88%

FIDELITY VIP MID CAP SC2
    2016                             9,231,817     1.63 to 4.91      36,510,194     0.31%      0.15% to 2.50%     8.68% to 11.76%
    2015                            10,235,423     2.43 to 4.39      36,635,920     0.24%      0.15% to 2.50%   (4.49)% to (1.78)%
    2014                            11,700,083     2.54 to 4.47      43,106,140     0.02%      0.15% to 2.50%     2.95% to 5.87%
    2013                            12,574,426     2.45 to 4.23      44,258,430     0.27%      0.15% to 2.50%    31.92% to 35.67%
    2012                            13,515,841     1.85 to 3.12      35,464,418     0.38%      0.15% to 2.50%    11.22% to 14.39%

FRANKLIN DEV MKTS VIP CL 2
    2016                             9,834,949     0.79 to 2.57      21,167,985     0.80%      0.15% to 2.50%    14.04% to 17.26%
    2015                            10,479,753     1.12 to 2.22      19,589,327     2.01%      0.15% to 2.50%  (21.94)% to (19.72)%
    2014                            10,524,450     1.41 to 2.79      24,440,100     1.49%      0.15% to 2.50%   (11.06)% to (8.53)%
    2013                            11,407,559     1.56 to 3.09      28,915,223     1.94%      0.15% to 2.50%   (3.80)% to (1.07)%
    2012                            11,810,871     1.59 to 3.15      29,864,458     1.38%      0.15% to 2.50%     9.86% to 12.99%

FRANKLIN MUTUAL SHS VIP CL 2
    2016                             2,650,681     1.80 to 2.40       6,244,316     1.97%      1.20% to 2.45%    12.69% to 14.68%
    2015                             3,135,716     1.58 to 2.09       6,445,223     3.01%      1.20% to 2.50%   (7.70)% to (6.07)%
    2014                             4,063,516     1.71 to 2.22       8,915,822     1.96%      1.20% to 2.50%     4.01% to 5.84%
    2013                             4,885,422     1.63 to 2.10      10,088,874     2.04%      1.20% to 2.50%    24.54% to 26.73%
    2012                             5,877,310     1.31 to 1.66       9,582,151     2.02%      1.20% to 2.50%    10.92% to 12.88%

FRANKLIN SMALL CP VAL VIP CL 2
    2016                            21,381,321     1.45 to 1.71      36,490,421     0.79%      1.20% to 2.95%    26.41% to 29.41%
    2015                            18,141,802     1.15 to 1.33      24,068,722     0.63%      1.20% to 2.95%   (10.08)% to (8.49)%
    2014                            17,745,713     1.28 to 1.45      25,728,082     0.60%      1.20% to 2.95%   (2.35)% to (0.63)%
    2013                            15,084,012     1.31 to 1.46      22,007,745     1.26%      1.20% to 2.95%    32.28% to 34.62%
    2012                            11,539,632     0.98 to 1.08      12,507,048     0.78%      1.20% to 2.95%    14.93% to 16.96%

FRANKLIN SM-MD CP GR VIP CL 2
    2016                             5,252,793     1.26 to 2.60       8,851,759     0.00%      0.15% to 2.45%     1.15% to 4.01%
    2015                             6,223,230     1.23 to 2.53      10,189,765     0.00%      0.15% to 2.45%   (5.49)% to (2.80)%
    2014                             6,708,673     1.28 to 2.63      11,531,092     0.00%      0.15% to 2.45%     4.35% to 7.31%
    2013                             7,645,242     1.21 to 2.47      12,502,680     0.00%      0.15% to 2.45%    34.14% to 37.95%
    2012                             8,010,965     0.89 to 1.81       9,473,157     0.00%      0.15% to 2.45%     7.62% to 10.69%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
GOLDMAN SACHS VI HQ FLT RT SS
    2016                            37,151,922     0.96 to 1.05      38,919,618     1.00%      1.20% to 2.45%    (1.92)% to 0.41%
    2015                            36,212,613     0.98 to 1.05      38,011,013     0.44%      1.20% to 2.45%   (3.32)% to (1.61)%
    2014                            36,182,709     1.01 to 1.07      38,600,763     0.30%      1.20% to 2.10%   (2.99)% to (1.27)%
    2013                            33,133,371     1.03 to 1.08      35,805,714     0.46%      1.20% to 2.45%   (2.52)% to (0.80)%
    2012                            18,118,644     1.05 to 1.09      19,737,352     0.75%      1.20% to 2.45%    (0.22)% to 1.54%

GOLDMAN SACHS VIT GBL TRNDS SS
    2016                           114,933,333     0.99 to 1.03     117,911,955     0.31%      1.20% to 2.15%     1.31% to 3.72%
    2015                            97,516,000     0.98 to 1.00      97,038,369     0.11%      1.20% to 1.95%   (8.55)% to (6.94)%
    2014                            57,148,115     1.05 to 1.07      61,108,844     0.06%      1.20% to 2.10%     0.92% to 2.71%
    2013 (a)                        20,677,503         1.04          21,528,667     0.10%      1.20% to 2.00%     2.91% to 4.12%

INVESCO VI AMER VALUE SR II
    2016                             6,023,777     1.33 to 1.53       9,229,462     0.12%      1.20% to 2.70%    11.88% to 14.53%
    2015                             5,628,822     1.19 to 1.35       7,575,022     0.01%      1.20% to 2.70%  (12.00)% to (10.44)%
    2014                             4,062,941     1.35 to 1.50       6,105,164     0.21%      1.20% to 2.70%     6.30% to 8.17%
    2013                             3,153,968     1.27 to 1.39       4,381,262     0.65%      1.20% to 2.70%    30.05% to 32.34%
    2012                               863,715     0.98 to 1.05         906,648     0.71%      1.20% to 2.45%    13.65% to 15.66%

INVESCO VI COMSTOCK SR II
    2016                            19,290,413     1.54 to 2.62      50,583,685     1.34%      1.20% to 2.45%    13.60% to 16.29%
    2015                            21,375,781     1.71 to 2.27      48,489,273     1.66%      1.20% to 2.45%   (8.92)% to (7.31)%
    2014                            20,328,052     1.87 to 2.45      49,751,315     1.15%      1.20% to 2.45%     5.93% to 7.80%
    2013                            16,599,622     1.75 to 2.27      37,687,180     1.59%      1.20% to 2.45%    31.71% to 34.04%
    2012                            10,991,471     1.33 to 1.69      18,618,264     1.64%      1.20% to 2.45%    15.46% to 17.50%

INVESCO VI EQUITY & INC SR II
    2016                             2,810,199     1.31 to 1.81       5,038,654     1.55%      1.20% to 2.25%    11.51% to 14.15%
    2015                             2,623,652     1.30 to 1.59       4,142,909     2.43%      1.20% to 2.25%   (5.42)% to (3.75)%
    2014                             2,162,430     1.36 to 1.65       3,539,985     1.76%      1.20% to 2.25%     5.60% to 7.47%
    2013                             1,495,474     1.28 to 1.54       2,266,429     1.55%      1.20% to 2.25%    21.26% to 23.40%
    2012                             1,240,756     1.05 to 1.25       1,519,551     1.85%      1.20% to 2.25%     9.11% to 11.04%

INVESCO VI GROWTH & INC SR II
    2016                             3,277,045     1.61 to 2.77       9,075,732     0.82%      1.20% to 2.35%    15.97% to 18.01%
    2015                             1,223,875     1.79 to 2.35       2,872,050     2.41%      1.20% to 2.50%   (6.12)% to (4.47)%
    2014                             1,434,525     1.90 to 2.46       3,523,821     1.47%      1.20% to 2.50%     6.77% to 8.65%
    2013                             1,779,511     1.77 to 2.26       4,023,181     1.34%      1.20% to 2.50%    29.88% to 32.17%
    2012                             1,713,903     1.36 to 1.71       2,931,635     1.27%      1.20% to 2.50%    11.02% to 12.98%

INVESCO VI SM CAP EQTY SR II
    2016                            14,238,814     1.27 to 1.46      20,811,129     0.00%      1.20% to 2.70%     8.60% to 11.17%
    2015                            15,533,334     1.17 to 1.32      20,544,059     0.00%      1.20% to 2.70%   (8.48)% to (6.87)%
    2014                            16,624,811     1.27 to 1.42      23,608,195     0.00%      1.20% to 2.70%    (0.88)% to 0.87%
    2013                            16,800,802     1.28 to 1.41      23,652,925     0.00%      1.20% to 2.70%    33.11% to 35.45%
    2012                            13,457,293     0.95 to 1.04      13,987,224     0.00%      1.20% to 2.95%    10.33% to 12.29%

IVY VIP ASSET STRATEGY
    2016                            57,198,258     0.88 to 2.60     145,355,667     0.59%      1.20% to 2.70%   (5.39)% to (3.15)%
    2015                            67,358,063     0.92 to 2.71     178,007,763     0.36%      1.20% to 2.70%   (11.01)% to (9.44)%
    2014                            74,476,886     1.03 to 2.99     217,560,150     0.49%      1.20% to 2.75%   (8.02)% to (6.40)%
    2013                            78,191,693     1.11 to 3.19     244,199,910     1.28%      1.20% to 2.70%    21.50% to 23.64%
    2012                            75,753,723     2.26 to 2.58     191,537,131     1.12%      1.20% to 2.50%    15.70% to 17.75%

IVY VIP BALANCED
    2016                            32,270,184     1.13 to 8.32     110,047,146     1.38%      0.15% to 2.35%    (0.93)% to 1.88%
    2015                            34,877,083     1.13 to 8.16     120,157,549     0.91%      0.15% to 2.35%   (3.22)% to (0.47)%
    2014                            35,921,678     1.15 to 8.20     130,175,660     0.93%      0.15% to 2.50%     4.45% to 7.41%
    2013                            36,894,554     1.09 to 7.64     129,179,988     1.44%      0.15% to 2.50%    20.10% to 23.51%
    2012                            34,424,607     1.37 to 6.18     105,071,224     1.47%      0.15% to 2.45%     8.49% to 11.58%

IVY VIP BOND
    2016                            97,186,829     1.04 to 1.37     132,718,740     2.34%      1.25% to 2.35%     1.62% to 2.74%
    2015                           103,645,819     1.02 to 1.33     137,757,285     2.92%      1.25% to 2.35%   (2.13)% to (1.04)%
    2014                           109,220,233     1.04 to 1.34     146,697,373     3.75%      1.25% to 2.35%     1.91% to 3.04%
    2013                           104,942,376     1.01 to 1.30     136,792,290     3.30%      1.25% to 2.35%   (4.36)% to (3.31)%
    2012                            81,501,982     1.23 to 1.35     109,872,989     3.12%      1.25% to 2.35%     3.32% to 4.46%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP CORE EQUITY
    2016                            39,782,237     1.20 to 2.65      99,292,010     0.45%      0.15% to 2.70%     0.73% to 3.58%
    2015                            42,301,761     1.18 to 2.57     102,974,780     0.35%      0.15% to 2.70%   (3.58)% to (0.84)%
    2014                            44,306,736     1.21 to 2.62     109,770,382     0.49%      0.15% to 2.75%     6.49% to 9.51%
    2013                            41,539,661     1.12 to 2.42      94,277,730     0.49%      0.15% to 2.70%    29.63% to 33.31%
    2012                            28,187,947     1.22 to 1.83      47,527,696     0.56%      0.15% to 2.35%    15.15% to 18.42%

IVY VIP DIVIDEND OPP
    2016                            10,656,725     1.23 to 2.03      21,597,757     1.26%      1.25% to 2.35%     4.48% to 5.63%
    2015                            11,686,779     1.17 to 1.92      22,422,853     1.29%      1.25% to 2.35%   (4.33)% to (3.27)%
    2014                            13,352,998     1.21 to 1.98      26,486,148     1.16%      1.25% to 2.35%     7.29% to 8.48%
    2013                            14,869,053     1.12 to 1.83      27,188,761     1.55%      1.25% to 2.35%    26.60% to 28.00%
    2012                            14,459,825     1.30 to 1.43      20,656,026     1.07%      1.25% to 2.35%    10.54% to 11.77%

IVY VIP ENERGY
    2016                             5,561,489     0.94 to 1.26       6,986,082     0.14%      1.25% to 2.35%    31.43% to 32.88%
    2015                             6,007,854     0.71 to 0.95       5,679,106     0.06%      1.25% to 2.35%  (23.95)% to (23.11)%
    2014                             5,753,035     0.93 to 1.23       7,072,992     0.00%      1.25% to 2.35%  (12.64)% to (11.67)%
    2013                             6,109,963     1.05 to 1.39       8,504,437     0.00%      1.25% to 2.35%    24.80% to 26.18%
    2012                             6,115,495     1.02 to 1.10       6,746,220     0.00%      1.25% to 2.35%    (0.99)% to 0.10%

IVY VIP GLBL NATURAL RES
    2016                            36,993,400     0.58 to 1.11      41,112,391     0.70%      1.20% to 2.50%    20.22% to 23.07%
    2015                            33,612,121     0.43 to 0.91      30,520,850     0.10%      1.20% to 2.70%  (24.65)% to (23.32)%
    2014                            28,496,741     0.56 to 1.19      33,736,824     0.00%      1.20% to 2.75%  (15.57)% to (14.07)%
    2013                            28,606,857     0.67 to 1.38      39,420,130     0.00%      1.20% to 2.70%     4.67% to 6.52%
    2012                            29,850,329     0.63 to 1.30      38,629,692     0.00%      1.20% to 2.70%    (1.08)% to 0.67%

IVY VIP GLOBAL BOND
    2016                             6,418,348     1.00 to 1.05       6,722,983     3.57%      1.25% to 2.10%     4.56% to 5.71%
    2015                             6,759,875     0.95 to 0.99       6,698,183     3.70%      1.25% to 2.10%   (4.91)% to (3.86)%
    2014                             7,019,226     1.00 to 1.03       7,234,714     2.25%      1.25% to 2.10%   (2.14)% to (1.06)%
    2013                             6,933,787     1.02 to 1.04       7,223,250     0.00%      1.25% to 2.10%    (0.62)% to 0.48%
    2012                             5,024,224     1.02 to 1.04       5,208,913     3.78%      1.25% to 2.10%     3.92% to 5.07%

IVY VIP GLOBAL GROWTH
    2016                            31,623,038     1.07 to 2.09      62,464,755     0.22%      1.20% to 2.45%   (5.85)% to (3.62)%
    2015                            33,490,781     1.03 to 2.18      69,043,299     0.42%      1.20% to 2.70%     0.39% to 2.16%
    2014                            36,111,781     1.02 to 2.14      72,784,181     2.11%      1.20% to 2.75%   (1.98)% to (0.25)%
    2013                            35,159,144     1.04 to 2.14      70,734,187     0.86%      1.20% to 2.70%    15.76% to 17.80%
    2012                            28,439,829     0.90 to 1.82      47,979,312     1.89%      1.20% to 2.70%    14.61% to 16.64%

IVY VIP GOVT MONEY MARKET
    2016                            10,552,171     0.89 to 0.99      10,490,486     0.12%      1.25% to 2.10%   (2.19)% to (1.11)%
    2015                            12,701,671     0.91 to 1.01      12,769,086     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2014                            12,038,044     0.93 to 1.02      12,251,690     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2013                            13,444,125     0.95 to 1.03      13,852,053     0.02%      1.25% to 2.10%   (2.30)% to (1.22)%
    2012                            11,851,618     0.97 to 1.04      12,361,898     0.02%      1.25% to 2.10%   (2.31)% to (1.23)%

IVY VIP GROWTH
    2016                            24,023,978     1.35 to 2.31      55,403,413     0.02%      0.15% to 2.35%   (1.12)% to (0.03)%
    2015                            26,869,223     1.35 to 2.31      61,983,332     0.11%      0.15% to 2.35%     4.68% to 5.84%
    2014                            30,275,987     1.28 to 2.18      65,989,998     0.24%      0.15% to 2.35%     9.21% to 10.42%
    2013                            86,466,716     1.15 to 6.65     213,651,585     0.43%      0.15% to 2.70%    32.49% to 36.25%
    2012                            93,529,444     0.85 to 4.93     171,638,603     0.06%      0.15% to 2.95%     9.46% to 12.57%

IVY VIP HIGH INCOME
    2016                            66,906,391     1.04 to 2.18      92,040,204     7.40%      1.20% to 2.95%    12.82% to 15.50%
    2015                            69,605,101     0.92 to 1.90      85,240,150     6.18%      1.20% to 2.95%   (9.22)% to (7.62)%
    2014                            73,091,861     1.01 to 2.06      98,039,313     5.60%      1.20% to 3.00%    (1.06)% to 0.69%
    2013                            29,855,621     1.02 to 2.04      53,904,115     4.48%      1.20% to 2.95%     7.29% to 9.18%
    2012                            23,189,936     1.70 to 1.87      43,430,987     6.39%      1.25% to 2.35%    15.88% to 17.16%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP INTL CORE EQUITY
    2016                            58,407,766     0.90 to 5.89     150,580,435     1.38%      0.15% to 2.95%    (1.85)% to 0.93%
    2015                            63,849,455     0.92 to 5.84     164,116,138     1.29%      0.15% to 2.95%   (3.82)% to (1.09)%
    2014                            69,049,904     0.96 to 5.90     181,226,029     2.53%      0.15% to 3.00%    (1.51)% to 1.29%
    2013                            75,575,716     0.97 to 5.83     198,584,479     1.65%      0.15% to 2.95%    21.28% to 24.72%
    2012                            80,872,427     0.80 to 4.67     173,054,725     2.30%      0.15% to 2.95%    10.03% to 13.16%

IVY VIP LIMITED-TERM BOND
    2016                            39,002,161     0.97 to 1.02      39,615,179     1.48%      1.25% to 2.10%    (0.42)% to 0.68%
    2015                            37,007,768     0.97 to 1.01      37,336,399     1.52%      1.25% to 2.10%   (1.47)% to (0.38)%
    2014                            35,060,416     0.98 to 1.01      35,507,176     0.56%      1.25% to 2.10%   (1.37)% to (0.28)%
    2013                            29,301,920     0.99 to 1.02      29,758,599     0.00%      1.25% to 2.35%   (2.84)% to (1.77)%
    2012                            12,787,214     1.02 to 1.03      13,221,134     4.27%      1.25% to 2.10%     0.96% to 2.07%

IVY VIP MICRO CAP GROWTH
    2016                             8,891,061     1.13 to 3.82      23,945,771     0.00%      0.15% to 2.50%    10.01% to 13.12%
    2015                             9,868,679     1.01 to 3.37      23,559,362     0.00%      0.15% to 2.50%   (11.80)% to (9.30)%
    2014                            11,200,328     1.13 to 3.72      29,998,995     0.00%      0.15% to 2.50%   (4.60)% to (1.89)%
    2013                            12,081,016     1.17 to 3.79      33,572,563     0.00%      0.15% to 2.45%    52.72% to 57.05%
    2012                            11,690,982     1.43 to 2.41      20,455,674     0.00%      0.15% to 2.45%     8.58% to 11.67%

IVY VIP MID CAP GROWTH
    2016                            24,100,613     1.11 to 2.51      60,308,547     0.00%      1.20% to 2.70%     3.04% to 5.48%
    2015                            25,882,239     1.06 to 2.39      61,788,557     0.00%      1.20% to 2.70%   (8.52)% to (6.90)%
    2014                            26,623,415     1.15 to 2.57      68,287,685     0.00%      1.20% to 2.75%     4.73% to 6.58%
    2013                            25,625,540     1.09 to 2.41      61,674,250     0.00%      1.20% to 2.70%    26.16% to 28.39%
    2012                            16,758,602     1.70 to 1.88      31,405,038     0.00%      1.20% to 2.50%    10.25% to 12.20%

IVY VIP PATH MOD AGG MVF
    2016                            57,952,189     1.05 to 1.07      62,068,588     0.90%      1.20% to 1.95%    (0.61)% to 1.75%
    2015                            49,451,042     1.04 to 1.06      52,387,086     0.00%      1.20% to 1.95%   (3.59)% to (1.89)%
    2014                            30,952,583     1.07 to 1.08      33,433,493     1.98%      1.20% to 2.00%     0.89% to 2.67%
    2013 (c)                         4,483,033         1.05           4,718,009     0.00%      1.20% to 1.85%     4.81% to 5.25%

IVY VIP PATH MOD CON MVF
    2016                            32,834,908     1.01 to 1.04      34,087,877     0.52%      1.20% to 2.10%    (1.73)% to 0.60%
    2015                            24,975,196     1.02 to 1.04      25,940,994     0.00%      1.20% to 2.00%   (3.41)% to (1.70)%
    2014                            13,062,845     1.05 to 1.06      13,808,708     1.13%      1.20% to 2.10%     0.06% to 1.83%
    2013 (c)                         1,511,308         1.04           1,569,503     0.00%      1.20% to 1.85%     3.42% to 3.86%

IVY VIP PATH MOD MVF
    2016                           325,186,838     1.04 to 1.06     345,138,193     0.57%      1.20% to 1.90%    (1.14)% to 1.21%
    2015                           252,688,811     1.04 to 1.06     266,681,466     0.00%      1.20% to 1.90%   (3.32)% to (1.61)%
    2014                           118,871,914     1.06 to 1.07     127,553,733     1.17%      1.20% to 1.90%     0.73% to 2.51%
    2013 (c)                        12,202,626         1.05          12,777,268     0.00%      1.20% to 1.85%     4.28% to 4.72%

IVY VIP PATHFINDER AGGRESSIVE
    2016                            12,287,806     1.16 to 1.41      17,383,185     1.47%      1.25% to 2.10%     2.38% to 3.51%
    2015                            13,271,878     1.13 to 1.37      18,139,163     2.72%      1.25% to 2.10%   (1.99)% to (0.91)%
    2014                            11,881,250     1.14 to 1.38      16,387,496     0.85%      1.25% to 2.10%     2.42% to 3.56%
    2013                            11,324,682     1.11 to 1.33      15,083,577     6.82%      1.25% to 2.10%    24.18% to 25.56%
    2012                             8,710,996     1.02 to 1.06       9,241,185     0.88%      1.25% to 2.10%     9.56% to 10.78%

IVY VIP PATHFINDER CONSERV
    2016                            25,316,161     1.09 to 1.27      32,156,119     1.16%      1.25% to 2.10%     0.46% to 1.57%
    2015                            27,495,279     1.08 to 1.25      34,384,095     1.15%      1.25% to 2.10%   (1.88)% to (0.80)%
    2014                            29,844,909     1.09 to 1.26      37,621,745     1.06%      1.25% to 2.35%     0.99% to 2.11%
    2013                            31,137,476     1.16 to 1.23      38,441,011     5.76%      1.25% to 2.35%    12.09% to 13.32%
    2012                            32,510,842     1.03 to 1.09      35,416,934     0.94%      1.25% to 2.35%     4.45% to 5.61%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
IVY VIP PATHFINDER MOD AGGR
    2016                           177,737,673     1.15 to 1.38     246,007,469     1.62%      1.25% to 2.35%     2.10% to 3.22%
    2015                           188,075,050     1.11 to 1.34     252,183,485     2.30%      1.25% to 2.35%   (2.26)% to (1.18)%
    2014                           193,683,655     1.13 to 1.36     262,812,222     1.04%      1.25% to 2.35%     2.18% to 3.31%
    2013                           199,993,740     1.23 to 1.31     262,668,042     5.45%      1.25% to 2.35%    20.94% to 22.28%
    2012                           188,978,835     1.02 to 1.07     202,976,405     0.76%      1.25% to 2.35%     8.22% to 9.42%

IVY VIP PATHFINDER MOD CONS
    2016                            53,685,982     1.10 to 1.31      70,486,377     1.30%      1.25% to 1.90%     0.71% to 1.82%
    2015                            57,293,113     1.09 to 1.29      73,874,734     1.48%      1.25% to 2.15%   (2.00)% to (0.92)%
    2014                            60,897,488     1.10 to 1.30      79,249,009     0.99%      1.25% to 2.35%     1.47% to 2.59%
    2013                            66,516,350     1.19 to 1.27      84,376,051     4.97%      1.25% to 2.35%    14.98% to 16.25%
    2012                            56,885,400     1.04 to 1.09      62,073,747     0.91%      1.25% to 2.35%     5.88% to 7.05%

IVY VIP PATHFINDER MODERATE
    2016                           154,942,312     1.12 to 1.35     208,956,055     1.31%      1.25% to 2.35%     1.24% to 2.36%
    2015                           164,048,931     1.10 to 1.32     216,131,907     1.69%      1.25% to 2.35%   (2.01)% to (0.93)%
    2014                           172,610,501     1.11 to 1.33     229,539,028     1.04%      1.25% to 2.35%     1.82% to 2.94%
    2013                           179,607,449     1.09 to 1.29     232,016,381     4.78%      1.25% to 2.35%    18.03% to 19.34%
    2012                           172,188,520     1.03 to 1.08     186,390,832     0.94%      1.25% to 2.35%     6.97% to 8.16%

IVY VIP REAL ESTATE SEC
    2016                             4,900,297     1.39 to 2.48      12,144,828     1.07%      1.25% to 2.35%     1.85% to 2.97%
    2015                             5,392,588     1.36 to 2.41      12,978,484     1.01%      1.25% to 2.35%     2.35% to 3.48%
    2014                             6,610,779     1.32 to 2.33      15,374,171     1.03%      1.25% to 2.35%    27.15% to 28.55%
    2013                             7,305,391     1.04 to 1.81      13,215,918     1.11%      1.25% to 2.35%   (1.22)% to (0.13)%
    2012                             7,467,113     1.65 to 1.81      13,525,470     0.73%      1.25% to 2.35%    14.98% to 16.25%

IVY VIP SCIENCE & TECH
    2016                            18,586,995     1.13 to 3.53      61,890,871     0.00%      1.20% to 2.95%    (1.40)% to 0.94%
    2015                            21,292,766     1.14 to 3.52      70,869,765     0.00%      1.20% to 2.95%   (5.70)% to (4.04)%
    2014                            21,133,818     1.20 to 3.66      73,024,419     0.00%      1.20% to 3.00%    (0.08)% to 1.68%
    2013                            23,249,425     1.19 to 3.60      78,961,071     0.00%      1.20% to 2.95%    51.84% to 54.52%
    2012                            21,813,387     1.22 to 2.33      47,728,649     0.00%      1.20% to 2.70%    24.11% to 26.30%

IVY VIP SMALL CAP GROWTH
    2016                            14,155,118     1.12 to 1.97      27,864,474     0.00%      0.15% to 2.35%     0.53% to 1.64%
    2015                            14,655,153     1.11 to 1.94      28,383,251     0.00%      0.15% to 2.35%    (0.48)% to 0.62%
    2014                            16,538,924     1.11 to 1.92      31,835,084     0.00%      0.15% to 2.35%    (0.77)% to 0.33%
    2013                            33,183,894     1.12 to 4.42      77,759,128     0.00%      0.15% to 2.70%    39.20% to 43.14%
    2012                            33,350,240     0.91 to 3.09      55,911,570     0.00%      0.15% to 2.70%     2.10% to 5.01%

IVY VIP SMALL CAP VALUE
    2016                            20,276,203     1.40 to 4.58      63,332,625     0.39%      0.15% to 2.50%    25.14% to 28.69%
    2015                            22,295,254     1.10 to 3.56      53,459,734     0.09%      0.15% to 2.50%   (8.33)% to (5.73)%
    2014                            25,893,192     1.19 to 3.78      66,189,449     0.09%      0.15% to 2.75%     3.93% to 6.89%
    2013                            28,772,551     1.13 to 3.53      69,610,037     0.85%      0.15% to 2.70%    29.65% to 33.33%
    2012                            31,577,378     1.08 to 2.65      57,793,996     0.44%      0.15% to 2.70%    15.18% to 18.46%

IVY VIP VALUE
    2016                            36,424,021     1.25 to 5.22      89,435,653     1.24%      0.15% to 2.45%     7.92% to 10.97%
    2015                            42,247,025     1.14 to 4.71      94,101,042     0.77%      0.15% to 2.45%   (6.71)% to (4.06)%
    2014                            44,676,370     1.21 to 4.90     104,574,213     1.09%      0.15% to 2.50%     7.72% to 10.78%
    2013                            47,324,536     1.12 to 4.43     100,335,907     0.75%      0.15% to 2.45%    31.40% to 35.13%
    2012                            44,446,618     1.25 to 3.28      70,629,414     1.31%      0.15% to 2.45%    15.42% to 18.70%

JANUS ASPEN BALANCED SS
    2016                             9,067,291     1.62 to 2.39      21,636,898     1.97%      1.20% to 2.50%     1.30% to 3.70%
    2015                             9,583,902     1.86 to 2.32      22,204,991     1.38%      1.20% to 2.50%   (2.51)% to (0.79)%
    2014                             9,091,698     1.90 to 2.34      21,223,172     1.54%      1.20% to 2.50%     5.09% to 6.95%
    2013                             8,307,837     1.80 to 2.19      18,122,843     1.36%      1.20% to 2.50%    16.32% to 18.37%
    2012                             8,271,257     1.54 to 1.85      15,241,017     2.58%      1.20% to 2.50%    10.07% to 12.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
JANUS ASPEN FLEXIBLE BOND SS
    2016                            17,407,233     0.97 to 0.99      17,218,645     2.75%      1.20% to 2.45%    (0.74)% to 1.61%
    2015 (b)                         7,734,750     0.97 to 0.98       7,574,771     2.00%      1.20% to 2.45%   (3.21)% to (2.07)%

JANUS ASPEN FORTY SS
    2016                            15,136,316     1.63 to 3.11      35,727,688     0.00%      0.15% to 2.50%    (1.01)% to 1.79%
    2015                            17,310,280     1.62 to 3.09      41,255,223     0.00%      0.15% to 2.50%     8.68% to 11.77%
    2014                            16,700,439     1.47 to 2.80      36,077,983     0.03%      0.15% to 2.50%     5.31% to 8.30%
    2013                            18,886,986     1.37 to 2.61      37,829,729     0.58%      0.15% to 2.50%    27.08% to 30.69%
    2012                            19,100,462     1.06 to 2.02      28,002,189     0.57%      0.15% to 2.50%    20.25% to 23.67%

JANUS ASPEN OVERSEAS SS
    2016                            21,022,162     0.62 to 2.30      40,773,291     4.73%      0.15% to 2.70%   (9.41)% to (6.85)%
    2015                            22,096,401     0.68 to 2.50      45,930,770     0.50%      0.15% to 2.70%   (11.46)% to (8.94)%
    2014                            23,854,503     0.76 to 2.78      54,691,693     2.97%      0.15% to 2.70%  (14.66)% to (12.23)%
    2013                            26,305,311     0.89 to 3.21      68,802,825     3.09%      0.15% to 2.70%    10.96% to 14.11%
    2012                            29,896,862     0.79 to 2.85      68,138,723     0.62%      0.15% to 2.95%     9.88% to 13.01%

JANUS ASPEN PERK MID CP VAL SS
    2016                            15,742,168     1.37 to 1.58      24,812,857     0.91%      1.20% to 2.70%    15.32% to 18.06%
    2015                            16,837,754     1.19 to 1.34      22,615,507     1.04%      1.20% to 2.70%   (6.49)% to (4.84)%
    2014                            17,099,250     1.27 to 1.41      24,134,583     1.27%      1.20% to 2.70%     5.29% to 7.15%
    2013                            17,688,212     1.20 to 1.32      23,300,705     1.18%      1.20% to 2.70%    22.16% to 24.31%
    2012                            12,003,773     0.97 to 1.06      12,720,933     0.92%      1.20% to 2.95%     7.55% to 9.46%

MFS VIT II INTL VALUE SC
    2016                            11,042,915     0.97 to 0.99      10,954,082     1.32%      1.20% to 2.45%     0.83% to 3.22%
    2015 (b)                         4,482,304     0.96 to 0.97       4,333,292     1.76%      1.20% to 2.45%   (4.45)% to (3.32)%

MFS VIT MID CAP GROWTH SER SC
    2016                               552,847     1.44 to 2.28       1,220,680     0.00%      1.20% to 2.45%     1.58% to 3.37%
    2015                               629,567     1.54 to 2.21       1,345,365     0.00%      1.20% to 2.45%     1.40% to 3.19%
    2014                               513,940     1.51 to 2.14       1,048,754     0.00%      1.20% to 2.45%     5.40% to 7.26%
    2013                               549,856     1.42 to 1.99       1,041,853     0.00%      1.20% to 2.45%    33.23% to 35.58%
    2012                               611,502     1.06 to 1.47         851,441     0.00%      1.20% to 2.45%    13.03% to 15.03%

MORGSTANLEY UIF EMG MK EQ CL 2
    2016                            34,534,482     0.58 to 0.67      23,134,251     0.44%      1.20% to 2.70%     3.53% to 5.99%
    2015                            35,523,730     0.56 to 0.64      22,587,299     0.75%      1.20% to 2.70%  (13.31)% to (11.77)%
    2014                            31,777,048     0.65 to 0.72      22,901,375     0.32%      1.20% to 2.70%   (7.33)% to (5.69)%
    2013                            24,207,956     0.70 to 0.76      18,500,069     1.10%      1.20% to 2.70%   (3.97)% to (2.28)%
    2012                            12,451,514     0.72 to 0.78       9,738,154     0.00%      1.20% to 2.70%    16.34% to 18.40%

MORNINGSTAR AGGR GROWTH ETF II
    2016                             6,882,709     1.01 to 1.13       7,797,544     1.39%      1.20% to 2.50%     7.99% to 10.55%
    2015                             6,850,584     0.93 to 1.03       7,062,789     1.25%      1.20% to 2.50%   (5.66)% to (3.99)%
    2014                             6,536,724     0.98 to 1.07       7,019,361     5.79%      1.20% to 2.50%     1.43% to 3.22%
    2013                             5,478,172     0.96 to 1.04       5,699,302     1.24%      1.20% to 2.50%    14.69% to 16.71%
    2012                             4,146,453     0.83 tio 0.89      3,696,090     1.21%      1.20% to 2.50%    10.86% to 12.82%

MORNINGSTAR BALANCED ETF II
    2016                            50,255,127     1.07 to 1.20      60,540,310     1.70%      1.20% to 2.50%     5.33% to 7.83%
    2015                            52,527,736     1.01 to 1.12      59,036,007     1.38%      1.20% to 2.50%   (5.06)% to (3.39)%
    2014                            56,812,098     1.06 to 1.16      66,091,049     1.12%      1.20% to 2.50%     1.47% to 3.26%
    2013                            63,362,982     1.04 to 1.13      71,384,566     1.46%      1.20% to 2.50%     8.61% to 10.53%
    2012                            57,280,186     0.95 to 1.02      58,383,436     1.53%      1.20% to 2.50%     7.58% to 9.48%

MORNINGSTAR CONSERVATIVE ETF II
    2016                            12,458,678     1.04 to 1.16      14,462,534     1.59%      1.20% to 2.35%     1.58% to 3.98%
    2015                            12,052,785     1.01 to 1.12      13,536,028     1.06%      1.20% to 2.45%   (4.08)% to (2.39)%
    2014                            13,503,420     1.05 to 1.15      15,536,483     0.98%      1.20% to 2.45%    (0.22)% to 1.54%
    2013                            15,393,100     1.05 to 1.13      17,439,339     1.23%      1.20% to 2.45%    (0.42)% to 1.34%
    2012                            16,873,386     1.04 to 1.12      18,863,156     1.49%      1.20% to 2.50%     2.13% to 3.94%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
MORNINGSTAR GROWTH ETF II
    2016                            20,442,662     1.04 to 1.17      23,992,487     1.46%      1.20% to 2.50%     6.52% to 9.04%
    2015                            21,581,129     0.96 to 1.08      23,367,932     1.24%      1.20% to 2.70%   (5.35)% to (3.68)%
    2014                            22,903,343     1.01 to 1.12      25,745,659     1.02%      1.20% to 2.70%     1.54% to 3.33%
    2013                            24,336,913     0.99 to 1.09      26,476,167     1.15%      1.20% to 2.70%    13.16% to 15.16%
    2012                            26,285,441     0.87 to 0.94      24,831,473     1.23%      1.20% to 2.70%     9.62% to 11.56%

MORNINGSTAR INC & GROWTH ETF II
    2016                            23,869,555     1.02 to 1.18      28,063,068     1.67%      1.20% to 2.70%     3.29% to 5.74%
    2015                            25,346,743     0.99 to 1.12      28,351,506     1.36%      1.20% to 2.70%   (4.54)% to (2.85)%
    2014                            30,316,413     1.03 to 1.15      34,904,814     1.11%      1.20% to 2.70%     0.30% to 2.07%
    2013                            33,387,938     1.03 to 1.13      37,660,593     1.44%      1.20% to 2.70%     4.22% to 6.06%
    2012                            32,663,934     0.98 to 1.06      34,740,164     1.65%      1.20% to 2.70%     4.72% to 6.57%

NEUBERGERBERMAN SOC RESP S CL
    2016                             2,168,983     1.33 to 1.50       3,243,199     0.55%      1.20% to 2.45%     6.46% to 8.99%
    2015                             1,585,733     1.25 to 1.38       2,188,683     0.38%      1.20% to 2.45%   (3.48)% to (1.78)%
    2014                             1,196,290     1.28 to 1.41       1,681,074     0.11%      1.20% to 2.45%     6.91% to 8.80%
    2013                             1,088,726     1.19 to 1.29       1,406,230     0.71%      1.20% to 2.45%    33.43% to 35.78%
    2012                               591,475     0.89 to 0.95         562,689     0.10%      1.20% to 2.45%     7.51% to 9.41%

OPPENHEIMER INTL GROW VA SS
    2016                            12,647,966     1.10 to 2.85      35,350,316     0.82%      1.20% to 2.45%   (5.54)% to (3.29)%
    2015                            12,397,949     1.92 to 2.97      36,036,841     0.91%      1.20% to 2.45%     0.11% to 1.88%
    2014                            12,089,421     1.91 to 2.92      34,504,984     0.92%      1.20% to 2.45%   (9.85)% to (8.26)%
    2013                             8,926,807     2.11 to 3.20      27,679,142     0.92%      1.20% to 2.45%    22.06% to 24.21%
    2012                             2,384,502     1.72 to 2.58       5,773,145     1.08%      1.20% to 2.45%    18.14% to 20.23%

OPPENHEIMER MS SM CAP VA SS
    2016                             2,251,277     1.50 to 1.69       3,813,911     0.25%      1.20% to 2.50%    14.26% to 16.27%
    2015                             1,933,062     1.31 to 1.46       2,816,556     0.58%      1.20% to 2.50%   (8.83)% to (7.21)%
    2014                             1,344,478     1.43 to 1.57       2,111,345     0.64%      1.20% to 2.50%     8.41% to 10.32%
    2013                             1,300,521     1.31 to 1.42       1,851,218     0.73%      1.20% to 2.50%    36.54% to 38.95%
    2012                               944,449     0.96 to 1.02         967,529     0.31%      1.20% to 2.50%    14.23% to 16.25%

PIMCO VIT GLB DIV ALL ADV CL
    2016                            93,653,096     1.05 to 1.08     101,402,853     1.72%      1.20% to 2.10%     4.52% to 7.00%
    2015                            75,440,235     0.99 to 1.02      76,801,335     3.14%      1.20% to 2.10%   (8.30)% to (6.68)%
    2014                            36,960,899     1.07 to 1.09      40,321,539     6.06%      1.20% to 2.10%     2.58% to 4.39%
    2013 (a)                        10,798,585     1.04 to 1.05      11,284,615     7.12%      1.20% to 2.10%     3.29% to 4.50%

PIMCO VIT LOW DUR PORT ADV CL
    2016                            59,945,472     0.95 to 1.03      61,878,612     1.39%      1.20% to 2.45%    (1.63)% to 0.70%
    2015                            61,548,950     0.96 to 1.03      63,470,761     3.32%      1.20% to 2.45%   (2.70)% to (0.98)%
    2014                            62,187,031     0.98 to 1.04      64,764,833     1.04%      1.20% to 2.45%   (2.18)% to (0.45)%
    2013                            55,865,440     1.00 to 1.05      58,445,137     1.31%      1.20% to 2.50%   (3.13)% to (1.42)%
    2012                            35,586,911     1.03 to 1.06      37,768,230     1.79%      1.20% to 2.50%     2.66% to 4.48%

PIMCO VIT TOTAL RETURN ADV CL
    2016                           138,377,473     1.04 to 1.14     158,406,411     1.98%      1.20% to 2.70%    (0.39)% to 1.97%
    2015                           147,656,574     1.04 to 1.13     166,770,221     4.84%      1.20% to 2.70%   (2.57)% to (0.85)%
    2014                           150,517,076     1.06 to 1.14     171,456,699     2.14%      1.20% to 2.70%     1.15% to 2.94%
    2013                           132,608,027     1.05 to 1.11     146,752,783     2.17%      1.20% to 2.70%   (4.90)% to (3.22)%
    2012                            67,799,971     1.10 to 1.14      77,528,778     2.47%      1.20% to 2.70%     6.30% to 8.18%

PUTNAM VT EQUITY INCOME CL IB
    2016                             2,371,963     1.38 to 2.29       5,355,987     1.86%      1.20% to 2.20%    10.35% to 12.29%
    2015                             2,401,574     1.60 to 2.04       4,834,224     1.67%      1.20% to 2.20%   (5.86)% to (4.20)%
    2014                             2,342,261     1.68 to 2.13       4,919,650     1.99%      1.20% to 2.20%     9.39% to 11.32%
    2013                             2,748,869     1.53 to 1.91       5,207,946     1.71%      1.20% to 2.20%    28.57% to 30.84%
    2012                             2,053,229     1.17 to 1.46       2,957,298     2.16%      1.20% to 2.30%    15.83% to 17.88%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------  ---------------  ---------------------
PUTNAM VT GROWTH AND INC CL IB
    2016                             2,976,129     1.41 to 2.15       6,373,001     1.75%      1.20% to 2.45%    11.68% to 14.33%
    2015                             4,343,840     1.47 to 1.90       8,196,579     2.37%      1.20% to 2.45%   (10.22)% to (8.63)%
    2014                             4,018,082     1.63 to 2.08       8,290,582     0.88%      1.20% to 2.45%     7.51% to 9.41%
    2013                             1,980,017     1.51 to 1.90       3,700,048     1.15%      1.20% to 2.45%    31.74% to 34.06%
    2012                               907,577     1.14 to 1.41       1,239,146     1.62%      1.20% to 2.45%    15.67% to 17.71%

PUTNAM VT GROWTH OPP CL IB (i)
    2016                             1,738,684     1.64 to 2.20       3,760,565     1.28%      1.20% to 2.45%    (0.39)% to 1.97%
    2015                             3,328,112     1.64 to 2.17       7,143,855     1.49%      1.20% to 2.45%   (8.84)% to (7.23)%
    2014                             3,971,247     1.79 to 2.34       9,206,811     0.43%      1.20% to 2.45%     6.53% to 8.41%
    2013                             2,142,270     1.67 to 2.16       4,535,399     0.87%      1.20% to 2.45%    39.55% to 42.01%
    2012                             2,591,926     1.23 to 1.52       3,868,149     0.33%      1.20% to 2.00%    10.90% to 12.86%

PUTNAM VT INTER EQ CL IB
    2016                             2,012,426     1.31 to 1.74       3,312,339     3.24%      1.20% to 2.30%   (5.28)% to (3.61)%
    2015                             2,056,174     0.77 to 1.81       3,508,668     1.21%      1.20% to 2.70%   (2.77)% to (1.05)%
    2014                             2,266,583     0.79 to 1.83       3,917,834     0.96%      1.20% to 2.70%   (9.49)% to (7.89)%
    2013                             2,612,806     0.87 to 1.98       4,930,194     1.49%      1.20% to 2.70%    24.35% to 26.54%
    2012                             3,157,120     0.70 to 1.57       4,726,792     2.23%      1.20% to 2.70%    18.36% to 20.46%

PUTNAM VT MULTI-CAP GRO CL IB
    2016                               444,447     1.95 to 2.66       1,131,891     0.71%      1.20% to 2.10%     4.66% to 6.51%
    2015                             1,608,779     1.85 to 2.49       3,963,044     0.48%      1.20% to 2.10%   (3.19)% to (1.48)%
    2014                             1,449,087     1.90 to 2.53       3,625,258     0.13%      1.20% to 2.10%    10.19% to 12.14%
    2013                               353,379     1.66 to 2.26         768,937     0.48%      1.20% to 2.35%    32.48% to 34.81%
    2012                               324,530     1.25 to 1.67         522,349     0.23%      1.20% to 2.35%    13.36% to 15.36%

SFT ADVANTUS BOND CL 2
    2016                           122,831,832     1.09 to 5.34     195,670,933     0.00%      0.15% to 2.70%     1.34% to 4.21%
    2015                           124,618,248     1.07 to 5.12     193,255,265     0.00%      0.15% to 2.70%    (2.76)% to 0.01%
    2014                           122,294,915     1.10 to 5.12     193,902,325     0.00%      0.15% to 2.70%     3.20% to 6.13%
    2013                           123,439,047     1.05 to 4.83     188,394,921     0.00%      0.15% to 2.95%   (3.54)% to (0.80)%
    2012                           116,666,035     1.08 to 4.86     185,820,211     0.00%      0.15% to 2.95%     4.29% to 7.25%

SFT ADVANTUS DYNAMIC MGD VOL
    2016                           233,842,351     1.12 to 1.17     273,245,709     0.00%      1.20% to 2.45%     5.62% to 8.12%
    2015                           187,165,507     1.05 to 1.09     203,486,820     0.00%      1.20% to 2.45%   (6.06)% to (4.40)%
    2014                           115,228,324     1.11 to 1.14     131,044,394     0.00%      1.20% to 2.45%     4.98% to 6.83%
    2013 (a)                        49,719,645         1.06          52,930,577     0.00%      1.20% to 1.95%     5.22% to 6.46%

SFT ADVANTUS GOVT MONEY MARKET
    2016                            31,148,458     0.83 to 2.35      34,125,303     0.00%      0.15% to 2.50%   (2.85)% to (0.11)%
    2015                            33,415,889     0.85 to 2.35      36,958,618     0.00%      0.15% to 2.50%   (2.91)% to (0.15)%
    2014                            33,036,365     0.85 to 2.36      38,132,876     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2013                            33,237,413     0.87 to 2.36      39,432,534     0.00%      0.15% to 2.70%   (2.91)% to (0.15)%
    2012                            36,256,062     0.89 to 2.36      44,390,256     0.00%      0.15% to 2.95%   (2.92)% to (0.15)%

SFT ADVANTUS INDEX 400 MC CL 2
    2016                            21,859,046     1.63 to 5.54      84,752,467     0.00%      0.15% to 2.95%    16.56% to 19.86%
    2015                            20,505,012     1.40 to 4.62      67,076,129     0.00%      0.15% to 2.95%   (5.46)% to (2.78)%
    2014                            22,733,438     1.48 to 4.75      76,637,719     0.00%      0.15% to 2.95%     6.06% to 9.07%
    2013                            25,721,614     1.40 to 4.36      79,959,398     0.00%      0.15% to 2.95%    28.92% to 32.58%
    2012                            29,094,337     1.08 to 3.29      68,544,002     0.00%      0.15% to 2.95%    13.83% to 17.07%

SFT ADVANTUS INDEX 500 CL 2
    2016                            48,749,748     1.41 to 10.91    193,515,964     0.00%      0.15% to 2.70%     8.21% to 11.27%
    2015                            47,932,896     1.30 to 9.81     175,837,831     0.00%      0.15% to 2.70%    (2.00)% to 0.78%
    2014                            48,755,932     1.32 to 9.73     181,518,328     0.00%      0.15% to 2.70%     9.84% to 12.96%
    2013                            50,255,635     1.20 to 8.62     169,024,269     0.00%      0.15% to 2.70%    27.88% to 31.51%
    2012                            47,360,200     1.06 to 6.55     128,781,432     0.00%      0.15% to 2.65%    12.06% to 15.25%

SFT ADVANTUS INTL BOND CL 2
    2016                            48,755,543     1.29 to 2.75      83,587,130     0.00%      0.15% to 2.70%     0.11% to 2.94%
    2015                            50,751,879     1.29 to 2.67      85,334,680     0.00%      0.15% to 2.70%   (6.95)% to (4.31)%
    2014                            51,586,760     1.38 to 2.79      91,906,893     0.00%      0.15% to 2.70%    (1.25)% to 1.55%
    2013                            53,370,551     1.39 to 2.74      94,801,068     0.00%      0.15% to 2.95%   (2.98)% to (0.23)%
    2012                            49,041,835     1.42 to 2.75      89,932,944     0.00%      0.15% to 2.95%    12.81% to 16.02%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

                                                 AT DECEMBER 31                       FOR THE YEARS OR PERIODS ENDED DECEMBER 31
                                 ----------------------------------------------  ---------------------------------------------------
                                                   UNIT FAIR                      INVESTMENT      EXPENSE           TOTAL RETURN
                                     UNITS        VALUE LOWEST                      INCOME      RATIO LOWEST          LOWEST
                                  OUTSTANDING      TO HIGHEST      NET ASSETS       RATIO*      TO HIGHEST**       TO HIGHEST***
                                 -------------  ---------------  --------------  -----------   --------------  ---------------------
SFT ADVANTUS MGD VOL EQUITY
    2016                           172,000,300     1.02 to 1.03     176,901,584     0.00%      1.20% to 2.35%     1.14% to 3.54%
    2015 (d)                         5,365,851         1.00           5,362,137     0.00%      1.20% to 1.85%     0.29% to 0.50%

SFT ADVANTUS MORTGAGE CL 2
    2016                            40,160,092     1.02 to 4.95      58,908,536     0.00%      0.15% to 2.50%    (1.61)% to 1.17%
    2015                            39,715,568     0.94 to 4.89      59,041,770     0.00%      0.15% to 2.70%    (0.05)% to 2.79%
    2014                            40,849,187     0.94 to 4.76      61,251,416     0.00%      0.15% to 2.70%     2.69% to 5.60%
    2013                            40,157,011     0.91 to 4.51      59,060,052     0.00%      0.15% to 2.70%   (4.83)% to (2.12)%
    2012                            34,733,069     0.96 to 4.60      56,007,270     0.00%      0.15% to 2.95%     0.47% to 3.33%

SFT ADVANTUS REAL ESTATE CL 2
    2016                            20,015,378     1.36 to 5.12      77,047,525     0.00%      0.15% to 2.70%     1.38% to 4.24%
    2015                            21,016,292     1.34 to 4.91      78,465,052     0.00%      0.15% to 2.70%     1.94% to 4.83%
    2014                            22,888,172     1.31 to 4.68      82,446,929     0.00%      0.15% to 2.70%    26.59% to 30.18%
    2013                            23,420,633     1.01 to 3.60      65,476,353     0.00%      0.15% to 2.95%    (1.79)% to 1.00%
    2012                            20,836,995     0.03 to 3.58      58,910,326     0.00%      0.15% to 2.95%    14.47% to 17.72%

SFT IVY GROWTH
    2016                            64,780,044     1.33 to 7.72     185,798,724     0.00%      0.15% to 2.95%    (2.02)% to 0.75%
    2015                            72,750,220     1.33 to 7.75     209,421,578     0.00%      0.15% to 2.95%     3.64% to 6.58%
    2014                            82,944,079     1.27 to 7.35     224,075,624     0.00%      0.15% to 2.95%    10.75% to 12.85%

SFT IVY SMALL CAP GROWTH
    2016 (e)                        16,470,052     1.56 to 5.22      48,962,203     0.00%      0.12% to 2.47%    17.62% to 20.95%
    2015 (f)                        17,985,407     1.18 to 4.32      44,780,293     0.00%      0.07% to 2.62%    (6.39)% to 3.73%
    2014 (g)                        19,748,439     1.25 to 4.48      51,323,384     0.00%      0.08% to 2.63%     6.66% to 8.69%

SFT PYRAMIS CORE EQUITY CL 2
    2016 (e)                        18,660,987     1.52 to 3.02      51,509,908     0.00%      0.01% to 2.36%     1.96% to 4.85%
    2015 (f)                        22,768,665     1.32 to 2.92      60,807,646     0.00%     (0.07)% to 2.48%   (1.99)% to 0.80%
    2014 (g)                        25,068,962     1.34 to 2.92      66,977,999     0.00%      0.03% to 2.58%     9.46% to 11.53%

SFT T. ROWE PRICE VALUE
    2016 (e)                        45,936,152     1.34 to 2.76     126,204,702     0.00%      1.19% to 2.94%     7.45% to 10.00%
    2015 (f)                        50,885,068     1.25 to 2.52     127,868,449     0.00%      1.16% to 2.91%   (4.84)% to (3.16)%
    2014 (g)                        56,265,717     1.31 to 2.60     146,020,559     0.00%      1.17% to 2.92%     6.09% to 7.35%

TOPS MGD RISK BAL ETF CL 2
    2016                            21,479,806     1.04 to 1.10      23,578,557     1.31%      1.20% to 2.45%     3.15% to 5.59%
    2015                            20,050,518     1.00 to 1.05      20,969,313     1.25%      1.20% to 2.45%   (7.27)% to (5.64)%
    2014                            20,422,030     1.07 to 1.11      22,633,674     0.97%      1.20% to 2.45%     0.06% to 1.83%
    2013                            19,382,940     1.07 to 1.09      21,096,098     0.98%      1.20% to 2.45%     4.79% to 6.64%
    2012 (h)                         7,120,925     1.01 to 1.02       7,267,326     0.12%      1.20% to 2.25%     0.87% to 2.06%

TOPS MGD RISK FLEX ETF
    2016                            92,840,617     0.98 to 1.02      94,299,344     0.78%      1.20% to 2.15%     2.30% to 4.73%
    2015                            68,860,931     0.96 to 0.98      67,186,225     0.49%      1.20% to 2.15%   (7.96)% to (6.33)%
    2014                            34,958,247     1.03 to 1.04      36,414,844     0.10%      1.20% to 2.15%    (0.44)% to 1.32%
    2013 (c)                         2,452,068         1.03           2,520,954     0.00%      1.20% to 1.85%     2.38% to 2.81%

TOPS MGD RISK GROWTH ETF CL 2
    2016                            73,438,956     1.04 to 1.09      80,182,907     1.62%      1.20% to 2.25%     2.51% to 4.94%
    2015                            85,478,285     1.01 to 1.05      89,469,644     1.43%      1.20% to 2.25%  (11.79)% to (10.23)%
    2014                            84,977,795     1.13 to 1.17      99,082,427     0.88%      1.20% to 2.25%    (1.63)% to 0.10%
    2013                            71,329,381     1.14 to 1.16      83,081,940     1.30%      1.20% to 2.25%    12.59% to 14.57%
    2012 (h)                        10,397,862     1.01 to 1.02      10,570,257     0.10%      1.20% to 2.25%     0.48% to 1.66%

TOPS MGD RISK MOD GRO ETF CL 2
    2016                            22,464,972     1.06 to 1.12      25,120,472     1.47%      1.20% to 2.25%     3.23% to 5.68%
    2015                            26,689,496     1.02 to 1.06      28,410,320     1.33%      1.20% to 2.25%   (9.08)% to (7.48)%
    2014                            29,123,275     1.12 to 1.15      33,506,104     1.04%      1.20% to 2.25%    (0.18)% to 1.58%
    2013                            25,004,219     1.11 to 1.13      28,318,918     0.99%      1.20% to 2.25%     9.13% to 11.05%
    2012 (h)                         5,844,665     1.01 to 1.02       5,960,555     0.13%      1.20% to 2.25%     0.80% to 1.98%

                                                                     (Continued)

                            VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2016

--------
* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a contract owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a) For the period from May 1, 2013 to December 31, 2013.
(b) For the period from May 1, 2015 through December 31, 2015.
(c) For the period from October 4, 2013 to December 31, 2013.
(d) For the period from November 18, 2015 through December 31, 2015.
(e) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.03%, 0.14%, and 0.01%, respectively.
(f) For the year ended December 31, 2015, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.08%, 0.22%, and 0.04%, respectively.
(g) For the period from May 1, 2014 to December 31, 2014, Minnesota Life waived expenses for SFT Ivy Small Cap Growth, SFT Pyramis Core Equity Cl 2, and SFT T. Rowe Price Value resulting in a reduction of the expense ratio of 0.07%, 0.12%, and 0.03%, respectively.
(h) For the period from May 1, 2012 to December 31, 2012.
(i) Putnam VT Voyager Cl IB merged into Putnum VT Growth Opp Cl IB effective November 21, 2016. Information prior to merger effective date reflects Putnam VT Voyager Cl IB.

(8) SUBSEQUENT EVENTS

Management has evaluated subsequent events through March 31, 2017, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

                        MINNESOTA LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       CONSOLIDATED FINANCIAL STATEMENTS
                          AND SUPPLEMENTARY SCHEDULES

                        DECEMBER 31, 2016, 2015 AND 2014

[KPMG LOGO]

                KPMG LLP
                4200 Wells Fargo Center
                90 South Seventh Street
                Minneapolis, MN 55402

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying consolidated financial statements of Minnesota Life Insurance Company and subsidiaries (collectively, the Company), which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of operations and comprehensive income
(loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2016 and the related notes to the consolidated financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Minnesota Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2016 in accordance with U.S. generally accepted accounting principles.

                  KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

OTHER MATTERS

Our audit was conducted for the purpose of forming an opinion on the consolidated financial statements as a whole. The information contained in
Schedule I, Schedule III, and Schedule IV are presented for purposes of additional analysis and are not a required part of the consolidated financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the consolidated financial statements. The information has been subjected to the auditing procedures applied in the audit of the consolidated financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the consolidated financial statements or to the consolidated financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the consolidated financial statements as a whole.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2017

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2016 AND 2015
                                 (IN THOUSANDS)

                                                                                                       2016              2015
                                                                                                  ---------------   ---------------
ASSETS

   Fixed maturity securities:
     Available-for-sale, at fair value (amortized cost $13,395,845 and $12,247,625)               $    13,759,520   $    12,504,725
   Equity securities:
     Available-for-sale, at fair value (amortized cost $489,747 and $461,651)                             552,488           505,094
   Mortgage loans, net                                                                                  2,544,437         2,122,837
   Finance receivables, net                                                                               292,908           289,059
   Policy loans                                                                                           426,971           410,997
   Alternative investments                                                                                622,676           596,619
   Derivative instruments                                                                                 365,143           218,539
   Other invested assets                                                                                   58,952            28,329
                                                                                                  ---------------   ---------------
     Total investments                                                                                 18,623,095        16,676,199

   Cash and cash equivalents                                                                              359,818           267,602
   Deferred policy acquisition costs                                                                    1,367,185         1,298,306
   Accrued investment income                                                                              151,893           139,710
   Premiums and fees receivable                                                                           301,158           305,272
   Property and equipment, net                                                                            104,481           107,935
   Income tax recoverable:
     Current                                                                                                   --            10,241
   Reinsurance recoverables                                                                             1,151,198         1,127,720
   Goodwill and intangible assets, net                                                                    139,857           145,359
   Other assets                                                                                           124,570           114,815
   Separate account assets                                                                             21,349,837        19,730,417
                                                                                                  ---------------   ---------------
        Total assets                                                                              $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

LIABILITIES AND EQUITY

Liabilities:

   Policy and contract account balances                                                           $    10,580,481   $     9,636,704
   Future policy and contract benefits                                                                  3,297,927         3,024,838
   Pending policy and contract claims                                                                     550,793           555,315
   Other policyholder funds                                                                             1,513,231         1,340,823
   Policyholder dividends payable                                                                          22,633            25,244
   Unearned premiums and fees                                                                             399,474           400,750
   Pension and other postretirement benefits                                                               10,292            11,132
   Income tax liability:
     Current                                                                                                5,565                --
     Deferred                                                                                             218,408           206,490
   Accrued commissions and expenses                                                                       208,242           195,788
   Other liabilities                                                                                      824,530           498,142
   Short-term debt                                                                                         50,000            50,000
   Long-term debt                                                                                         468,000           368,000
   Separate account liabilities                                                                        21,349,837        19,730,417
                                                                                                  ---------------   ---------------
     Total liabilities                                                                                 39,499,413        36,043,643
                                                                                                  ---------------   ---------------

Equity:
   Common stock, $1 par value, 5,000,000 shares authorized, issued and outstanding                          5,000             5,000
   Additional paid in capital                                                                             196,254           196,254
   Accumulated other comprehensive income                                                                 200,766           116,995
   Retained earnings                                                                                    3,742,197         3,530,997
                                                                                                  ---------------   ---------------
     Total Minnesota Life Insurance Company and subsidiaries equity                                     4,144,217         3,849,246

   Noncontrolling interests                                                                                29,462            30,687
                                                                                                  ---------------   ---------------
        Total equity                                                                                    4,173,679         3,879,933
                                                                                                  ---------------   ---------------
          Total liabilities and equity                                                            $    43,673,092   $    39,923,576
                                                                                                  ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
Revenues:

  Premiums                                                                      $     2,471,733   $     2,220,467   $     2,039,309
  Policy and contract fees                                                              706,212           688,434           652,779
  Net investment income                                                                 726,176           689,137           664,299
  Net realized investment gains (losses)
    Other-than-temporary-impairments on fixed maturity securities                          (777)          (16,569)           (2,852)
    Other net realized investment gains (losses)                                         (3,769)           26,212           136,607
                                                                                ---------------   ---------------   ---------------
      Total net realized investment gains (losses)                                       (4,546)            9,643           133,755
  Finance charge income                                                                  95,453            92,393            85,855
  Commission income                                                                     188,024           168,528           152,983
  Other income                                                                           73,096            73,232            47,204
                                                                                ---------------   ---------------   ---------------
        Total revenues                                                                4,256,148         3,941,834         3,776,184
                                                                                ---------------   ---------------   ---------------

Benefits and expenses:

  Policyholder benefits                                                               2,399,667         2,109,142         1,895,745
  Interest credited to policies and contracts                                           438,642           401,659           380,474
  General operating expenses                                                            760,299           713,302           656,590
  Commissions                                                                           436,181           432,467           378,368
  Administrative and sponsorship fees                                                    78,584            75,082            72,758
  Dividends to policyholders                                                              3,817             4,678             6,088
  Interest expense                                                                       11,700            10,639            10,321
  Amortization of deferred policy acquisition costs                                     210,647           212,045           216,753
  Capitalization of policy acquisition costs                                           (361,563)         (361,349)         (314,814)
                                                                                ---------------   ---------------   ---------------
        Total benefits and expenses                                                   3,977,974         3,597,665         3,302,283
                                                                                ---------------   ---------------   ---------------
          Income from operations before taxes                                           278,174           344,169           473,901

  Income tax expense (benefit):
       Current                                                                           97,425            46,027           124,345
       Deferred                                                                         (32,860)           48,153            18,181
                                                                                ---------------   ---------------   ---------------
        Total income tax expense                                                         64,565            94,180           142,526
                                                                                ---------------   ---------------   ---------------
          Net income                                                                    213,609           249,989           331,375
                Less: Net income attributable to noncontrolling
                  interests                                                                 409               468                --
                                                                                ---------------   ---------------   ---------------
                  Net income attributable to Minnesota Life Insurance
                    Company and subsidiaries                                    $       213,200   $       249,521   $       331,375
                                                                                ===============   ===============   ===============

Other comprehensive income (loss), before tax:
  Unrealized holding gains (losses) on securities arising during the
    period                                                                      $       124,139   $      (463,641)  $       308,292
  Unrealized gains (losses) on securities - other than temporary
    impairments                                                                           1,734            (2,129)           (2,955)
  Adjustment to deferred policy acquisition costs                                       (82,037)          208,912          (198,649)
  Adjustment to reserves                                                                 12,032            22,718           (19,585)
  Adjustment to unearned policy and contract fees                                        72,377          (106,247)          114,854
  Adjustment to pension and other retirement plans                                          305             3,952           (12,043)
                                                                                ---------------   ---------------   ---------------
    Other comprehensive income (loss), before tax                                       128,550          (336,435)          189,914
    Income tax benefit (expense) related to items of other
      comprehensive income                                                              (44,779)          117,620           (66,472)
                                                                                ---------------   ---------------   ---------------
      Other comprehensive income (loss), net of tax                                      83,771          (218,815)          123,442
                                                                                ---------------   ---------------   ---------------
        Comprehensive income                                                            297,380            31,174           454,817
          Less: Comprehensive income attributable to noncontrolling
            interests                                                                       409               468                --
                                                                                ---------------   ---------------   ---------------
            Comprehensive income attributable to Minnesota Life Insurance
              Company and subsidiaries                                          $       296,971   $        30,706   $       454,817
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                       MINNESOTA LIFE
                                                            ACCUMULATED                   INSURANCE
                                              ADDITIONAL       OTHER                     COMPANY AND
                                   COMMON       PAID IN    COMPREHENSIVE    RETAINED    SUBSIDIARIES   NONCONTROLLING     TOTAL
                                   STOCK        CAPITAL        INCOME       EARNINGS       EQUITY        INTERESTS        EQUITY
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
2014:
  Balance, beginning of year     $     5,000  $   196,254  $     269,516  $ 2,900,653  $    3,371,423  $           --  $  3,371,423

    Comprehensive income:
      Net income                          --           --             --      331,375         331,375              --       331,375
      Other comprehensive income          --           --        123,442           --         123,442              --       123,442
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              454,817              --       454,817

    Change in accounting
      principle                           --           --        (57,148)      57,148              --              --            --

    Dividends to stockholder              --           --             --       (7,700)         (7,700)             --        (7,700)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          31,605        31,605
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2015:
  Balance, beginning of year     $     5,000  $   196,254  $     335,810  $ 3,281,476  $    3,818,540  $       31,605  $  3,850,145

    Comprehensive income:
      Net income                          --           --             --      249,521         249,521             468       249,989
      Other comprehensive loss            --           --       (218,815)          --        (218,815)             --      (218,815)
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                               30,706             468        31,174

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,386)       (1,386)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

2016:
  Balance, beginning of year     $     5,000  $   196,254  $     116,995  $ 3,530,997  $    3,849,246  $       30,687  $  3,879,933

    Comprehensive income:
      Net income                          --           --             --      213,200         213,200             409       213,609
      Other comprehensive income          --           --         83,771           --          83,771              --        83,771
                                                                                       --------------  --------------  ------------
        Total comprehensive
          income                                                                              296,971             409       297,380

    Dividends to stockholder              --           --             --       (2,000)         (2,000)             --        (2,000)

    Change in equity of
      noncontrolling interests            --           --             --           --              --          (1,634)       (1,634)
                                 -----------  -----------  -------------  -----------  --------------  --------------  ------------
  Balance, end of year           $     5,000  $   196,254  $     200,766  $ 3,742,197  $    4,144,217  $       29,462  $  4,173,679
                                 ===========  ===========  =============  ===========  ==============  ==============  ============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                     2016              2015              2014
                                                                                ---------------   ---------------   ---------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $       213,609   $       249,989   $       331,375
Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to annuity and insurance contracts                                257,848           258,830           266,191
    Fees deducted from policy and contract balances                                    (511,113)         (476,389)         (451,583)
    Change in future policy benefits                                                    305,422            59,742            56,105
    Change in other policyholder liabilities, net                                       577,282           123,827           151,934
    Amortization of deferred policy acquisition costs                                   210,647           212,045           216,753
    Capitalization of policy acquisition costs                                         (361,563)         (361,349)         (314,814)
    Change in premiums and fees receivable                                                4,114           (28,833)          (34,508)
    Deferred tax provision                                                              (32,860)           48,153            18,181
    Change in income tax recoverables / liabilities - current                            15,806            (4,462)           (8,065)
    Net realized investment losses (gains)                                                4,546            (9,643)         (133,755)
    Change in reinsurance recoverables                                                  (23,478)            8,673           (74,983)
    Other, net                                                                           28,664            61,024            31,161
                                                                                ---------------   ---------------   ---------------
      Net cash provided by operating activities                                         688,924           141,607            53,992
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM INVESTING ACTIVITIES

Proceeds from sales of:
  Fixed maturity securities                                                           3,266,663         2,003,169         2,255,590
  Equity securities                                                                     288,190           287,535           256,730
  Alternative investments                                                               104,581            87,763           102,290
  Derivative instruments                                                                206,895           238,574           267,911
  Other invested assets                                                                   2,509            25,679             1,416
Proceeds from maturities and repayments of:
  Fixed maturity securities                                                           1,001,019         1,075,583         1,153,092
  Mortgage loans                                                                        221,902           306,273           183,476
Purchases and originations of:
  Fixed maturity securities                                                          (5,383,602)       (4,047,304)       (3,820,423)
  Equity securities                                                                    (310,755)         (361,671)         (238,877)
  Mortgage loans                                                                       (643,688)         (494,248)         (363,852)
  Alternative investments                                                              (105,648)         (111,107)          (98,578)
  Derivative instruments                                                               (266,110)         (289,510)         (218,739)
  Other invested assets                                                                  (4,787)          (22,131)           (4,966)
Finance receivable originations or purchases                                           (222,528)         (220,575)         (210,452)
Finance receivable principal payments                                                   199,090           194,355           178,857
Securities in transit                                                                   (39,769)           43,717           (22,235)
Other, net                                                                             (154,800)          (46,814)         (209,112)
                                                                                ---------------   ---------------   ---------------
      Net cash used for investing activities                                         (1,840,838)       (1,330,712)         (787,872)
                                                                                ---------------   ---------------   ---------------

CASH FLOWS FROM FINANCING ACTIVITIES

Deposits credited to annuity and insurance contracts                                  3,973,399         3,678,808         3,575,510
Withdrawals from annuity and insurance contracts                                     (2,813,716)       (2,575,133)       (2,835,280)
Change in amounts drawn in excess of cash balances                                      (26,325)           (8,628)           (5,440)
Proceeds from issuance of short-term debt                                               275,000           200,000           200,000
Payment on short-term debt                                                             (275,000)         (200,000)         (200,000)
Proceeds from issuance of long-term debt                                                100,000            50,000            75,000
Payment on long-term debt                                                                    --           (75,000)               --
Dividends paid to stockholder                                                                --                --            (7,700)
Other, net                                                                               10,772            10,140            13,622
                                                                                ---------------   ---------------   ---------------
      Net cash provided by financing activities                                       1,244,130         1,080,187           815,712
                                                                                ---------------   ---------------   ---------------

Net increase (decrease) in cash and cash equivalents                                     92,216          (108,918)           81,832
Cash and cash equivalents, beginning of year                                            267,602           376,520            294688
                                                                                ---------------   ---------------   ---------------
Cash and cash equivalents, end of year                                          $       359,818   $       267,602   $       376,520
                                                                                ===============   ===============   ===============

See accompanying notes to consolidated financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                        DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

(1) NATURE OF OPERATIONS

    ORGANIZATION AND DESCRIPTION OF BUSINESS

    The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG)) and its subsidiaries. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

    The Company, which primarily operates in the United States, has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Institution Group, Group Insurance, Retirement and Asset Management. Revenues, including net realized investment gains (losses), for these strategic business units and revenues reported by the Company's subsidiaries and corporate product line for the years ended December 31 were as follows:

                                                     2016               2015              2014
                                                ---------------    ---------------   ---------------
      Individual Financial Security             $       812,037    $       753,885   $       708,394
      Financial Institution Group                       529,139            514,593           494,066
      Group Insurance                                 1,961,388          1,951,734         1,789,855
      Retirement                                        722,100            478,728           506,396
      Asset Management                                   26,684             27,516                --
                                                ---------------    ---------------   ---------------
        Total strategic business units                4,051,348          3,726,456         3,498,711
      Subsidiaries and corporate product line           204,800            215,378           277,473
                                                ---------------    ---------------   ---------------
          Total                                 $     4,256,148    $     3,941,834   $     3,776,184
                                                ===============    ===============   ===============

    The Company serves over 14 million people through more than 5,000 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

    During October 2016, the Company entered into a membership interest purchase agreement to sell its consumer finance company, Personal Finance Company LLC
    (PFC). Revenues reported by PFC, primarily represented by finance charge income, are included within the subsidiaries and corporate product line in the table above. Held-for-sale criteria have been satisfied in 2016 and, as of December 31, 2016, the Company held PFC at its carrying value which is lower than its fair value less cost to sell. The transaction is expected to close in the first half of 2017.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP). The consolidated financial statements include the accounts of Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

    The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements, and such changes in estimates are generally recorded on the consolidated statements of operations and comprehensive income in the period in which they are made.

    The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs for traditional and nontraditional insurance products, policyholder liabilities, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, income taxes, goodwill, intangible assets, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INSURANCE REVENUES AND EXPENSES

    Premiums on traditional life insurance products, which include individual whole life and term insurance and immediate annuities, are recognized as revenue when due. For accident and health and group life insurance products, premiums are recognized as revenue over the contract period when earned. To the extent that this revenue is unearned, it is reported as part of unearned premiums and fees on the consolidated balance sheets. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policyholder benefits and the amortization of deferred policy acquisition costs.

    Nontraditional life insurance products include individual adjustable life, universal life and variable life insurance and group universal and variable universal life insurance. Revenue from nontraditional life insurance products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders and is assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Deferred policy acquisition costs are amortized relative to the emergence of estimated gross profits.

    Any premiums on both traditional and nontraditional products due as of the date of the consolidated financial statements that have not yet been received and posted are included in premiums and fees receivable on the consolidated balance sheets.

    Certain nontraditional life insurance products, specifically individual adjustable and variable life insurance, require payment of fees in advance for services that will be rendered over the estimated lives of the policies. These payments are established as unearned revenue reserves upon receipt and are included in unearned premiums and fees on the consolidated balance sheets. These unearned revenue reserves are amortized over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits. Unearned revenue reserves are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    COMMISSION INCOME

    Commission income on insurance products is recognized as earned, net of the amount required to be remitted to the various underwriters responsible for providing the policy. Commissions are refunded on cancelled policies based on the unearned portion of the premium payments.

    Commission income on investment related products is recognized on the date of sale. Related commission expense due to agents on such sales is also recognized on the date of sale.

    ADMINISTRATIVE AND SPONSORSHIP FEES

    The Company pays administrative fees to financial institutions for administrative duties performed including, but not limited to, collection and remittance of premium, assistance with premium billing, communication with loan customers and other additional clerical functions. The expense due is estimated and accrued on a quarterly basis. The Company also pays certain financial institutions sponsorship fees which are primarily based on the loss experience of the business placed by the financial institution with the Company, which are estimated and accrued on a quarterly basis based on recent historical experience and are trued up at each profit sharing year-end which occur throughout the year.

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME

    Fixed maturity securities, which may be sold prior to maturity, are classified as available-for-sale and are carried at fair value. Premiums and discounts are amortized or accreted using the interest yield method. The Company recognizes the excess of all cash flows over the initial investment attributable to its beneficial interest in asset-backed securities estimated at the acquisition/transaction date as interest income over the life of the Company's beneficial interest using the effective interest yield method. The Company does not accrete the discount for fixed maturity securities that are in default.

    The Company uses book value, defined as original cost adjusted for impairments and discount accretion or premium amortization, as cost for applying the retrospective adjustment method to loan-backed fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained using a commercial software application or internal estimates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    Equity securities are generally classified as available-for-sale and are carried at fair value. Mutual funds and exchange-traded fund investments are carried at fair value, which generally are quoted market prices of the funds' net asset value.

    Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, reserves and deferred income tax, reported as a separate component of accumulated other comprehensive income in equity.

    Mortgage loans and mortgage loans held for investment are carried at amortized cost less any valuation allowances. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the effective interest yield method. Mortgage loans for which the Company has recorded a specific valuation allowance are held at the present value of the expected future cash flows discounted at the loan's original effective interest rate, or the estimated fair value of the loan's underlying collateral.

    Alternative investments include limited partnership investments in private equity, mezzanine debt and hedge funds. These investments are carried on the consolidated balance sheets using the equity method of accounting. The Company's income from these alternative investments is included in net investment income or net realized investment gains (losses) on the consolidated statements of operations and comprehensive income based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. As discussed in note 4, effective January 1, 2014, after adoption of Accounting Standards Update (ASU) 2013-08, changes in any undistributed amounts held by the investee are recorded, based on the Company's ownership share, as realized gains or losses on the consolidated statements of operations and comprehensive income. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

    Real estate, included in other invested assets on the consolidated balance sheets, represents commercial real estate acquired in satisfaction of mortgage loan debt and other properties held for sale. Real estate is considered held for sale for accounting purposes and is carried at the lower of cost or fair value less estimated cost to sell. As of December 31, 2016 and 2015, the Company had no real estate held for sale.

    For non-structured fixed maturity securities, the Company recognizes interest income using the interest method without anticipating the impact of prepayments. The Company recognizes dividend income on equity securities upon the declaration of the dividend.

    For structured fixed maturity securities, excluding interest-only securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from outside service providers or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income.

    Policy loans are carried at the unpaid principal balance.

    Cash and cash equivalents of sufficient credit quality are carried at cost, which approximates fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit.

    A portion of the funds collected by the Company from its financial institution customers is restricted in its use because the Company is acting as an agent on behalf of certain insurance underwriters. As an agent, the Company has a fiduciary responsibility to remit the appropriate percentage of monies collected to the corresponding insurance underwriters. This sum of money is defined as unremitted premiums payable and is recorded in other liabilities on the consolidated balance sheets as discussed in detail in note 15. The use of restricted funds is limited to the satisfaction of the unremitted premiums and claims payable owed to the underwriter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    VALUATION OF INVESTMENTS AND NET INVESTMENT INCOME (CONTINUED)

    The amount of restricted cash reported in cash and cash equivalents on the consolidated balance sheets is $40,850 and $33,453 at December 31, 2016 and 2015, respectively.

    Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at their outstanding unpaid principal balances reduced by an allowance for loan losses. The interest rates on the receivables outstanding at December 31, 2016 and 2015 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2016 and 2015 approximate the fair value at that date.

    DERIVATIVE FINANCIAL INSTRUMENTS

    The Company uses a variety of derivatives, including swaps, swaptions, futures, caps, floors, forwards and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company's financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

    Derivative instruments are carried at fair value, with changes in fair value of derivative instruments and economically hedged items recorded in net realized investment gains (losses) or, in the case of certain life insurance product economic hedging, in policyholder benefits on the consolidated statements of operations and comprehensive income. Interest income generated by derivative instruments is reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

    Several life insurance and annuity products in the Company's liability portfolio contain investment guarantees which are deemed to be embedded derivatives. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products. The embedded derivative is bifurcated from the host insurance contract and accounted for as a freestanding derivative. Embedded derivatives are carried on the consolidated balance sheets at estimated fair value and are included within policy and contract account balances and future policy and contract benefits on the consolidated balance sheets. Changes in estimated fair value are reported in net realized investment gains (losses) or in policyholder benefits on the consolidated statements of operations and comprehensive income.

    The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as derivative instruments with the changes in fair value reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    REALIZED AND UNREALIZED GAINS AND LOSSES

    Realized and unrealized gains and losses are determined using the specific security identification method. The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value. During these reviews, the Company evaluates many factors, including, but not limited to, the length of time and the extent to which the current fair value has been below the cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company's intent to hold or sell the security, and current economic conditions.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    An other-than-temporary impairment (OTTI) is recognized in earnings for a fixed maturity security in an unrealized loss position when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its fair value only when either the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in the fair value below amortized cost. If neither of these two conditions exists, the difference between the amortized cost basis of the fixed maturity security and the present value of the projected future cash flows expected to be collected is recognized as an OTTI in earnings (credit loss). If the fair value is less than the present value of projected future cash flows expected to be collected, this portion of the OTTI related to other-than credit factors (noncredit loss) is recorded as an other comprehensive loss. When an unrealized loss on a fixed maturity security is considered temporary, the Company continues to record the unrealized loss in accumulated other comprehensive income and not in earnings.

    For non-structured fixed maturity securities, an OTTI is recorded when the Company does not expect to recover the entire amortized cost basis of the security. The Company estimates the credit component of the loss based on a number of various liquidation scenarios that it uses to assess the revised expected cash flows from the security.

    For structured fixed maturity securities, an OTTI is recorded when the Company believes that based on expected discounted cash flows, the Company will not recover all amounts due under the contractual terms of the security. The credit loss component considers inputs from outside sources, including but not limited to, default rates, delinquency rates, loan to collateral ratios, third-party guarantees, current levels of subordination, vintage, geographic concentration, credit ratings and other information that management deems relevant in forming its assessment.

    The Company utilizes an accretable yield which is the equivalent of book yield at purchase date as the factor to discount the cash flows. The book yield is also analyzed to see if it warrants any changes due to prepayment assumptions.

    For available-for-sale equity securities, an OTTI is recorded when the Company does not have the ability and intent to hold the security until forecasted recovery, or if the forecasted recovery is not within a reasonable period. When an OTTI has occurred, the entire difference between the equity security's cost and its fair value is charged to earnings. Equity securities that have been in an unrealized loss position of greater than 20% for longer than six months are reviewed specifically using available third party information based on the investee's current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, all equity securities that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the security. For all such equity security considerations, the Company further considers the likelihood of recovery within a reasonable period of time, as well as the intent and ability to hold such securities.

    All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as other-than-temporarily impaired or not is made based on these evaluations with documentation of the rationale for the decision.

    The Company may, from time to time, sell invested assets subsequent to the balance sheet date that were considered temporarily impaired at the balance sheet date for several reasons. The rationale for the change in the Company's intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the balance sheet date, significant unforeseen changes in the Company's liquidity needs, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the balance sheet dates for either December 31, 2016 or 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REALIZED AND UNREALIZED GAINS AND LOSSES (CONTINUED)

    The mortgage loan valuation allowance is estimated based on an evaluation of known and inherent risks within the loan portfolio and consists of an evaluation of a specific loan loss allowance and a general loan loss allowance. A specific loan loss allowance is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. A nonperforming loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of nonperforming loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The specific valuation allowance is equal to the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, or, if the loan is in the process of foreclosure or otherwise collateral dependent, the estimated fair value of the loan's underlying collateral, less estimated selling costs. Mortgage loans that are deemed uncollectible are generally written-off against the valuation allowance, and recoveries, if any, are credited to the valuation allowance. The Company may recognize a general loan loss valuation allowance when it is probable that a credit event has occurred and the amount of the loss can be reasonably estimated. Changes in the valuation allowance are recorded in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

    For a small portion of the portfolio, classified as troubled debt restructurings (TDRs), the Company grants concessions related to the borrowers' financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. If a loan is considered a TDR, the Company impairs the loan and records a specific valuation allowance, if applicable.

    SEPARATE ACCOUNTS

    Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at the fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. The activity of the separate accounts is not reflected on the consolidated statements of operations and comprehensive income except for the fees the Company received, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and the activity related to guaranteed minimum death and withdrawal benefits.

    The Company periodically invests money in its separate accounts. At December 31, 2016 and 2015, the fair value of these investments included within equity securities, available-for-sale on the consolidated balance sheets was $55,430 and $61,298, respectively.

    FINANCE CHARGE INCOME AND RECEIVABLES

    The Company's finance receivables portfolio primarily comprises smaller balance homogeneous loans, which are originated at the Company's network of over 155 retail branch locations in Illinois, Indiana, Kentucky, Missouri, Tennessee, and Wisconsin. The loans are originated in-person, at a branch location or through responding to an offer to lend, sent via mail. The Company also holds a smaller portfolio of retail installment notes that are primarily originated through contracts with retail stores within the same regions as the branch locations.

    The Company has the intent and ability to hold the finance receivables for the foreseeable future or until maturity or payoffs. The finance receivables are reported at their outstanding unpaid principal balances reduced by an allowance for losses.

    The Company uses the interest (actuarial) method of accounting for unearned finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges, interest and late fees on smaller balance and homogeneous finance receivables is suspended once an account has recognized 60-days of accrued charges. The account is subsequently accounted for on a cash basis. Accrual is resumed when there are less than 60-days of accrued charges. Accrual of finance charges and interest is suspended on finance receivables at the earlier of when they are contractually past due for more than 30 days or if they are considered by management to be impaired. Loan servicing fees, extension fees and late charges included in other income on the consolidated statements of operations and comprehensive income totaled $14, $14 and $13 for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    FINANCE CHARGE INCOME AND RECEIVABLES (CONTINUED)

    The majority of the Company's finance receivables are smaller balance homogeneous loans. These loans have traditionally been evaluated collectively for impairment. The Company elected to bifurcate the finance receivables into three segments with an effective date of October 1, 2015. The segments are evaluated independently from one another and an allowance applied via a direct charge to operations through the provision for credit losses at an amount, which in management's judgement, based on the overall risk characteristics of the segment, changes in the character or size of the segment and the level of nonperforming assets is adequate to absorb probable losses on existing receivables. Risk characteristics include consideration of historical loss experience, adjusted for current economic conditions such as delinquency rates, unemployment, and regulatory changes. The underlying assumptions, estimates, and assessments used are updated periodically to reflect management's view of current conditions. Changes in estimates can significantly affect the allowance for losses.

    It is the Company's general policy to charge off finance receivable accounts (net of unearned finance charges) when they are deemed uncollectible or when no collections were received during the preceding six months, except for certain accounts that have been individually reviewed by management and are deemed to warrant further collection effort.

    The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, evaluations, and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or collateral. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

    Impaired loans not considered TDRs are generally larger (greater than $50) real estate secured loans that are at least 60 days past due. A loan is classified as impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to all of the contractual terms of the loan agreement. A specific valuation allowance is calculated based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance is considered to be fully collectible.

    TDRs are those loans for which the Company has granted a concession to a borrower experiencing financial difficulties without the receipt of additional consideration at time of modification. TDRs generally occur as a result of loan modifications forced by personal bankruptcy court rulings, where the Company is required to reduce the remaining future principal and/or interest payments on a loan, or due to a borrower rolling an existing loan into a newly issued loan with extended terms. The Company expects borrowers whose loans have been modified under these situations to be able to meet their contractual obligations for the remaining term of the loan. As a result, the Company generally does not increase the general allowance already recognized, based on a TDR.

    DEFERRED POLICY ACQUISITION COSTS

    The costs after the effects of reinsurance, which relate directly to the successful acquisition of new or renewal contracts, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs that can be capitalized in the successful acquisition of new or renewal contracts include incremental direct costs of acquisitions, as well as certain costs related directly to acquisition activities such as underwriting, policy issuance and processing, medical and inspection and sales force contract selling. Deferred policy acquisition costs (DAC) are subject to loss recognition and recoverability testing at least annually.

    For traditional life insurance, accident and health and group life insurance products, DAC are amortized with interest over the premium paying period in proportion to the ratio of annual premium revenues to ultimate premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

    For nontraditional life insurance products and deferred annuities, DAC are amortized with interest over the expected life of the contracts in relation to the present value of estimated gross profits from investment, mortality, expense, and lapse margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses, investment returns and separate account returns, periodically throughout the year. These assumptions reflect the Company's best estimate of future experience.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    DEFERRED POLICY ACQUISITION COSTS (CONTINUED)

    For future separate account return assumptions, the Company utilizes a mean reversion process. The Company determines an initial starting date (anchor date) to which a long-term separate account return assumption is applied in order to project an estimated mean return. The Company's future long-term separate account return assumptions ranged from 6.50% to 7.25% and 6.50% to 7.50% at December 31, 2016 and 2015, respectively, depending on the block of business, reflecting differences in contract holder fund allocations between fixed income and equity investments. Factors regarding economic outlook and management's current view of the capital markets along with a historical analysis of long-term investment returns are considered in developing the Company's long-term separate account return assumption. If the actual separate account return varies from the long-term assumption, a modified yield assumption is projected over the next five years such that the mean return equals the long-term assumption. The modified yield assumption is not permitted to be negative or in excess of 15% during the five-year reversion period.

    Changes in assumptions can have a significant impact on the amount of DAC reported for nontraditional life insurance products and deferred annuities, and the related amortization patterns. In the event actual experience differs from expected experience or future assumptions are revised to reflect management's new best estimate, the Company records an increase or decrease in DAC amortization expense, which could be significant. Any resulting impact to financial results from a change in an assumption is included in amortization of DAC on the consolidated statements of operations and comprehensive income.

    DAC are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment represents the changes in amortization that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    The Company assesses internal replacements on insurance contracts to determine whether such modifications significantly change the contract terms. An internal replacement represents a modification in product benefits, features, rights or coverages that occurs by the exchange of an insurance contract for a new insurance contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. If the modification substantially changes the contract, the remaining DAC on the original contract are immediately expensed and any new DAC on the replacement contract are deferred. If the contract modification does not substantially change the contract, DAC amortization on the original contract continues and any new acquisition costs associated with the modification are immediately expensed.

    SALES INDUCEMENTS

    The Company defers sales inducements and amortizes them over the life of the policy utilizing the same methodology and assumptions used to amortize DAC. Deferred sales inducements are included in other assets on the consolidated balance sheets. The Company offers sales inducements for individual annuity products that credits the policyholder with a higher interest rate than the normal general account interest rate for the first year of the deposit and another sales inducement that offers an upfront bonus on variable annuities. Changes in deferred sales inducements for the periods ended December 31 were as follows:

                                                     2016              2015
                                                ---------------   ---------------
      Balance at beginning of year              $        28,370   $        26,321
      Capitalization                                      4,466             4,873
      Amortization and interest                          (4,289)           (3,537)
      Adjustment for unrealized gains (losses)              (72)              713
                                                ---------------   ---------------
      Balance at end of year                    $        28,475   $        28,370
                                                ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    GOODWILL AND OTHER INTANGIBLE ASSETS

    In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized. The Company may choose to perform a qualitative assessment in which the Company determines if the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit. If the fair value of the reporting unit is, more likely than not, greater than the carrying value of the reporting unit, then no further review or testing is required. If the fair value of the reporting entity is not, more likely than not, greater than the carrying value of the reporting unit, or if the Company chooses not to perform a qualitative assessment, the goodwill is tested for impairment at the reporting unit level.

    The assessment or testing of goodwill is performed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. Such circumstances could include, but are not limited to: (1) a significant adverse change in legal factors or in business climate, (2) unanticipated competition, or (3) an adverse action or assessment by a regulator. When evaluating whether goodwill is impaired, the Company compares the fair value of the reporting unit to which the goodwill is assigned to the reporting unit's carrying amount, including goodwill. When the Company chooses to perform or determines that testing is required, the fair value of the reporting unit is estimated using a combination of the income or discounted cash flows approach and the market approach, which utilizes comparable companies' data, when available. If the carrying amount of a reporting unit exceeds its fair value, then the amount of the impairment loss must be measured. The impairment loss would be calculated by comparing the implied fair value of reporting unit goodwill to its carrying amount. In calculating the implied fair value of reporting unit goodwill, the fair value of the reporting unit is allocated to all of the other assets and liabilities of that unit based on their fair values. The excess of the fair value of a reporting unit over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value.

    The Company also evaluates the recoverability of other intangible assets with finite useful lives whenever events or changes in circumstances indicate that an intangible asset's carrying amount may not be recoverable. Such circumstances could include, but are not limited to: (1) a significant decrease in the fair value of an asset, (2) a significant adverse change in the extent or manner in which an asset is used, or (3) an accumulation of costs significantly in excess of the amount originally expected for the acquisition of an asset. The Company measures the carrying amount of the asset against the estimated undiscounted future cash flows associated with it. Should the sum of the expected future net cash flows be less than the carrying value of the asset being evaluated, an impairment loss would be recognized. The impairment loss would be determined as the amount by which the carrying value of the asset exceeds its fair value. The fair value is measured based on quoted market prices, if available. If quoted market prices are not available, the estimate of fair value is based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts.

    SOFTWARE

    Computer software costs incurred for internal use are capitalized and amortized over a three to five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software and are included in property and equipment, net on the consolidated balance sheets. The Company had unamortized software costs of $44,569 and $66,880 as of December 31, 2016 and 2015, respectively, and amortized software expense of $17,574, $21,868 and $20,197 for the years ended December 31, 2016, 2015 and 2014, respectively.

    PROPERTY AND EQUIPMENT

    Property and equipment are carried at cost, net of accumulated depreciation of $139,872 and $144,807 at December 31, 2016 and 2015, respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2016, 2015 and 2014, was $16,886, $11,074, and $11,516,
    respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    REINSURANCE

    Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured business. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.

    POLICYHOLDER LIABILITIES

    Policy and contract account balances represent the net accumulation of funds associated with nontraditional life insurance products and deferred annuities. Additions to account balances include premiums, deposits and interest credited by the Company. Deductions to account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

    Future policy and contract benefits are comprised of reserves for traditional life insurance, group life insurance, accident and health products, immediate annuities, and guarantees on certain deferred annuity contracts. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. When estimating the expected gross margins for traditional life insurance products as of December 31, 2016, the Company has assumed an average rate of investment yields ranging from 2.96% to 6.03%.

    Certain future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available for sale. The adjustment to future policy benefits and claims represents the increase in policy reserves that would have been recorded had such unrealized amounts been realized. This adjustment is recorded through other comprehensive income (loss) on the consolidated statements of operations and comprehensive income.

    Pending policy and contract claims primarily represent amounts estimated for claims incurred but not reported and claims that have been reported but not settled. Such liabilities are estimated based upon the Company's historical experience and other actuarial assumptions that consider current developments and anticipated trends.

    Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

    PARTICIPATING BUSINESS

    Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2016 and 2015, the total participating business in force was $2,217,164 and $2,260,055, respectively. As a percentage of total life insurance in force, participating business in force represents 0.2% and 0.3% at December 31, 2016 and 2015, respectively.

    INCOME TAXES

    The Company files a life/non-life consolidated federal income tax return with Minnesota Mutual Companies, Inc., the Company's ultimate parent. The Company utilizes a consolidated approach to the allocation of current taxes, whereby, the tax benefits resulting from any losses by the Company, which would be realized by Minnesota Mutual Companies, Inc. on a consolidated return, go to the benefit of the Company. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

    Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded on the consolidated financial statements. Any such change could significantly affect the amounts reported on the consolidated statements of operations and comprehensive income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    INCOME TAXES (CONTINUED)

    The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

(3) RISKS

    The following is a description of certain significant risks facing the
    Company:

    CREDIT AND CASH FLOW ASSUMPTION RISK:

    Credit and cash flow assumption risk is the risk that issuers of investment securities, mortgagees on mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations or experience adverse changes to the contractual cash flow streams. The Company attempts to minimize the adverse impact of this risk by monitoring portfolio diversification by asset class, creditor, industry, and by complying with investment limitations governed by state insurance laws and regulations as applicable. The Company also considers relevant objective information available in estimating the cash flows related to structured securities. The Company monitors and manages exposures, determines whether securities are impaired or loans are deemed uncollectible, and takes charges in the period such assessments are made.

    Following below is discussion regarding particular asset class concentration of credit risk:

    CONCENTRATION OF CREDIT RISK:

      CASH AND CASH EQUIVALENTS:

      Certain financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration of credit risk. The Company places its cash and cash equivalents in investment grade securities and limits the amount of credit exposure with any one institution.

      FINANCIAL INSTRUMENTS:

      Management attempts to limit the concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets by diversifying the geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

      Management attempts to achieve equity security diversification through the use of style diversification and through limiting exposure to a single issuer. Alternative investment diversification is sought by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of alternative instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    CONCENTRATION OF CREDIT RISK (CONTINUED):

      DERIVATIVES:

      The Company executes derivative transactions with ongoing counterparty exposure exclusively with highly rated counterparties. The Company has collateral arrangements in place that generally require a counterparty to post collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold. The Company may enter into over-the-counter (OTC) derivative transactions with both qualified and non-qualified counterparties. The Company limits its aggregate counterparty exposure to 1% of admitted assets for any single non-qualified counterparty and 3% for all non-qualified counterparties in the aggregate. Admitted assets in this context are defined as the Company's admitted assets as defined by Statutory Accounting guidance authored by the National Association of Insurance Commissioners (NAIC).

      The Company does not anticipate nonperformance by any of its derivative instrument counterparties. The Company is required to pledge collateral in order to trade in futures contracts. The Company maintains ownership of pledged securities at all times.

      The Company attempts to minimize the adverse impact of any exposure to potential loss in the event of credit default by the Company's futures contracts by the fact that the futures contracts are exchange-traded instruments and if the broker could not perform its intermediary obligations concerning the Company's futures contracts, these contracts could be transferred to a new broker with little or no financial impact to the Company.

    EQUITY MARKET RISK:

    Equity market risk is the risk that significant adverse fluctuations in the equity market can affect financial results. Risks may include, but are not limited to, potential impairments to equity security holdings, changes in the amount of fee revenue a company may be able to realize from its separate account assets, impacting estimations of future profit streams from variable products or increasing potential claims under certain contracts with guaranteed minimum benefit features and, as discussed in credit risk above, investing in equity securities as a part of the insurance company investment portfolio.

    As of December 31, 2016, approximately 97.7% of separate account assets were exposed to equity market risks across the Company's variable product offerings. The Company attempts to minimize the impact of this risk with its product offerings in traditional insurance products, which do not expose fee revenue to equity market risk and by collecting fee revenue on a transactional or annual basis rather than an asset-based basis.

    The Company holds derivative instruments in its efforts to minimize the adverse impact of equity market risks embedded within certain individual annuity and life products.

    As discussed above, the Company monitors its overall exposure to the equity market and attempts to maintain a diversified investment portfolio limiting its exposure to any single issuer.

    INTEREST RATE RISK:

    Interest rate risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities. In a declining or low interest rate environment, the Company is generally not able to reinvest at comparable yields. Lower interest rates could also result in lower net investment income, guaranteed crediting rates on certain products and increased pension and other postretirement benefit obligations due to a decreased discount rate assumption. Continued low interest rates also impact DAC estimated gross profit, recoverability and other projections as well as increase the risk for loss recognition events that may require higher reserves. The Company attempts to minimize the adverse impact of this risk by maintaining a diversified portfolio of investments and monitoring cash flow patterns in order to approximately match the expected maturity of its liabilities, by employing disciplined new product development procedures and by offering a wide range of products and by operating throughout the United States.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(3) RISKS (CONTINUED)

    LEGAL/REGULATORY RISK:

    Legal or regulatory risk is the risk that changes in the legal or regulatory environment in which an insurer operates could result in increased competition, reduced demand for a company's products, or additional unanticipated expenses in the pricing of a company's products. Changes in tax, fiscal and other legislation may affect corporate taxes and impact the Company's business. The Company attempts to minimize the adverse impact of this risk by offering a wide range of products and by operating throughout the United States. The Company specifically monitors its risk toward any one particular product or particular jurisdictions. The Company employs compliance practices that identify and assist in minimizing the adverse impact of this risk.

    MORTALITY RISK:

    Mortality risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation could occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company's main strategy to reduce this risk is to limit the concentration of mortality risk through geographical diversification and the purchase of reinsurance.

    RATINGS RISK:

    Ratings risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company, where such change or changes in the Company's underlying business or a combination of both could negatively impact the Company. The Company employs a strategic planning process, disciplined new product procedures, monitors its risk-based capital and other capital ratios for adequacy and maintains regular communications with the rating agencies in its efforts to minimize the adverse impact of this risk.

    REINSURANCE RISK:

    Reinsurance risk is the risk that reinsurance companies, where a company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into certain reinsurance contracts to cede a portion of its life and health business. The Company established a trust agreement when assets connected to the ceding of its Individual Disability line of business were sold. The assets in the trust are actively monitored for potential credit risk and are replaced as necessary. The Company also monitors the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

    INFORMATION SYSTEMS RISK:

    Information systems risk includes the risk that the information systems of the Company or its service providers, including telecommunications and technological systems, fail to function properly, become disabled, or are breached as a result of events or circumstances wholly or partially beyond the Company's control. The Company utilizes a variety of security measures and incident response procedures in its efforts to minimize the adverse impact of the risk.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS

    ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In May 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-09, Financial Services -- Insurance (Topic 944): Disclosures about Short-Duration Contracts, which requires insurance entities to provide users of financial statements with more transparent information about initial claim estimates and subsequent adjustments to these estimates. ASU 2015-09 was effective for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-09 did not have a material impact on the Company's consolidated financial statements and the required disclosures are included in note 13.

    In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), which removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value (NAV) per share as a practical expedient. Additionally, the requirements to make certain disclosure for all investments that are eligible to be measured at fair value using the NAV per share practical expedient are removed. ASU 2015-07 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-07 had no impact on the Company's consolidated financial statements.

    In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810):
    Amendments to the Consolidation Analysis, which is intended to improve targeted areas of the guidance for consolidation analysis of legal entities such as limited partnerships, limited liability corporations, and securitization structures along with simplifying and reducing the number of current GAAP consolidation models. ASU 2015-02 was effective on a retrospective basis for the annual reporting period beginning January 1, 2016. The adoption of ASU 2015-02 had no impact on the Company's consolidated financial statements.

    In June 2013, the FASB issued ASU 2013-08, Financial Services -- Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements, which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires that all entities regulated under the Investment Company Act of 1940 automatically qualify as investment companies, while all other entities need to consider both the fundamental and typical characteristics of an investment company in determining whether they qualify as investment companies. ASU 2013-08 was effective for the annual reporting period beginning January 1, 2014 and was required to be applied prospectively. Upon adoption at January 1, 2014, the Company reclassified $57,148 of unrealized gains (losses), net of tax, from accumulated other comprehensive income to retained earnings related to alternative investments in entities meeting the ASU 2013-08 investment company definition. There was no impact to total stockholder's equity upon adoption. Additionally, beginning on January 1, 2014, changes in undistributed amounts related to these alternative investments in entities meeting the ASU 2013-08 investment company definition are recorded in other net realized investment gains (losses) rather than as unrealized gains or losses on the consolidated statements of operations and comprehensive income
    (loss).

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

    In January 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which removes Step 2 of the goodwill impairment test. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. ASU 2017-04 is effective for the annual reporting period beginning January 1, 2020 and is required to be applied on a prospective basis with early adoption permitted. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business when evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. ASU 2017-01 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a prospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires additional disclosures and modification to the statement of cash flows to provide additional information on the changes in cash, cash equivalents and restricted cash. ASU 2016-18 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(4) NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

    In November 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain transactions are to be presented on the statement of cash flows. ASU 2016-15 is effective for the annual reporting period beginning January 1, 2018 and is required to be applied on a retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In June 2016, the FASB issued ASU 2016-13, Financial Instruments -- Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which replaces the incurred loss impairment methodology. The revised guidance removes recognition thresholds and will require companies to recognize an allowance for credit losses for the difference between the amortized cost basis of a financial instrument and the amount of amortized cost that an entity expects to collect over the instrument's contractual life along with enhanced disclosures. ASU 2016-13 is effective for the annual reporting period beginning on January 1, 2020 and is required to be applied on a modified retrospective basis. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

    In February 2016, the FASB issued ASU 2016-02, Leases (Subtopic 842). The new guidance requires an entity to recognize lease assets and liabilities on the balance sheet and to disclose key information regarding leasing arrangements within the footnotes of the financial statements. ASU 2016-02 is effective for annual reporting periods beginning on January 1, 2019. Adoption is required utilizing a modified retrospective approach, which requires application of the new guidance for all periods presented. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In January 2016, the FASB issued ASU 2016-01, Financial Instruments -- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, which is intended to make targeted improvements to the reporting model for financial instruments. The new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income along with certain other measurement and disclosure enhancements. ASU 2016-01 is effective for annual reporting periods beginning on January 1, 2018. Prospective application is required with a cumulative-effect adjustment as of the beginning of the period of adoption. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

    In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606), which is a comprehensive new revenue recognition standard that will supersede nearly all existing revenue recognition guidance; however, it will not impact the accounting for insurance contracts or financial instruments. The guidance requires an entity to recognize revenue reflecting the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for that good or service. The guidance also requires additional disclosures. An entity may apply the new guidance using one of the following two methods: (1) retrospectively to each prior period presented, or (2) retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. In July 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 to the annual reporting period beginning January 1, 2018. The Company is currently evaluating the impact of this new guidance on its consolidated financial statements.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE

    The fair value of the Company's financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, certain publicly traded corporate fixed maturity securities, money-market funds, actively-traded U.S. and international equities, investments in mutual funds with quoted market prices, certain separate account assets, and listed derivatives.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include agency securities not backed by the full faith of the U.S. government, foreign government securities, publicly traded corporate fixed maturity securities, structured notes, municipal fixed maturity securities, certain mortgage and asset-backed securities, certain separate account assets, certain equity securities not priced on an exchange, and certain derivatives.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include certain mortgage and asset backed securities, certain privately placed corporate fixed maturity securities, certain separate account assets and certain derivatives, including embedded derivatives associated with living benefit guarantees and equity-indexed features on certain life and annuity contracts.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis:

                                                                                  DECEMBER 31, 2016
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        U.S. government securities                      $       293,539   $             --   $            --   $       293,539
        Agencies not backed by the full faith and
          credit of the U.S. government                              --            820,335                --           820,335
        Foreign government securities                                --             37,064                --            37,064
        Corporate securities                                      1,607          7,915,599         1,041,343         8,958,549
        Asset-backed securities                                      --            434,006            38,833           472,839
        Commercial mortgage-backed securities (CMBS)                 --          1,398,895                --         1,398,895
        Residential mortgage-backed securities (RMBS)                --          1,778,276                23         1,778,299
                                                        ---------------   ----------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            295,146         12,384,175         1,080,199        13,759,520
     Equity securities, available-for-sale                      474,974             77,427                87           552,488
     Derivative instruments:
        TBA derivative instruments                                   --             18,847                --            18,847
        Other derivative instruments                                 15            346,281                --           346,296
                                                        ---------------   ----------------   ---------------   ---------------
          Total derivative instruments                               15            365,128                --           365,143
                                                        ---------------   ----------------   ---------------   ---------------
             Total investments                                  770,135         12,826,730         1,080,286        14,677,151
     Cash equivalents                                           231,959             12,145                --           244,104
     Separate account assets                                  3,932,516         17,415,512             1,809        21,349,837
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial assets                     $     4,934,610   $     30,254,387   $     1,082,095   $    36,271,092
                                                        ===============   ================   ===============   ===============

     Policy and contract account balances (1)           $            --   $             --   $       262,102   $       262,102
     Future policy and contract benefits (1)                         --                 --            34,283            34,283
     Derivative instruments (2)                                     741             70,743                --            71,484
                                                        ---------------   ----------------   ---------------   ---------------
             Total financial liabilities                $           741   $         70,743   $       296,385   $       367,869
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following tables summarize the Company's financial assets and financial liabilities measured at fair value on a recurring basis (Continued):

                                                                                  DECEMBER 31, 2015
                                                        ----------------------------------------------------------------------
                                                            LEVEL 1            LEVEL 2           LEVEL 3            TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         U.S. government securities                     $       361,143   $             --   $            --   $       361,143
         Agencies not backed by the full faith and
           credit of the U.S. government                             --            773,688                --           773,688
         Foreign government securities                               --             38,526                --            38,526
         Corporate securities                                        --          6,732,113           904,066         7,636,179
         Asset-backed securities                                     --            358,640            45,488           404,128
         CMBS                                                        --          1,224,987            22,734         1,247,721
         RMBS                                                        --          2,043,276                64         2,043,340
                                                        ---------------   ----------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           361,143         11,171,230           972,352        12,504,725
      Equity securities, available-for-sale                     442,665             62,316               113           505,094
      Derivative instruments:
         TBA derivative instruments                                  --             43,887                --            43,887
         Other derivative instruments                                12            174,640                --           174,652
                                                        ---------------   ----------------   ---------------   ---------------
           Total derivative instruments                              12            218,527                --           218,539
                                                        ---------------   ----------------   ---------------   ---------------
              Total investments                                 803,820         11,452,073           972,465        13,228,358
      Cash equivalents                                          191,088                 --                --           191,088
      Separate account assets                                 3,524,875         16,203,929             1,613        19,730,417
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial assets                    $     4,519,783   $     27,656,002   $       974,078   $    33,149,863
                                                        ===============   ================   ===============   ===============

      Policy and contract account balances (1)          $            --   $             --   $       102,696   $       102,696
      Future policy and contract benefits (1)                        --                 --            54,512            54,512
      Derivative instruments (2)                                     30             14,220                --            14,250
                                                        ---------------   ----------------   ---------------   ---------------
              Total financial liabilities               $            30   $         14,220   $       157,208   $       171,458
                                                        ===============   ================   ===============   ===============

----------
   (1) Policy and contract account balances and future policy and contract benefits balances reported in this table relate to embedded derivatives associated with living benefit guarantees and equity-indexed features on certain annuity and life insurance products. The Company's guaranteed minimum withdrawal benefits, guaranteed payout annuity floor, and equity-indexed annuity and life products are considered embedded derivatives, resulting in the related liabilities being separated from the host contract and recognized at fair value.

   (2) Included in other liabilities on the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    When available, fair values of fixed maturity are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

    When quoted prices are not available, the Company's process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company's primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the evaluation inputs for securities covered and publishes and updates a summary of inputs used in its valuations by major security type. The market inputs utilized in the pricing evaluation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about a security's valuation, it discontinues providing a valuation for the security. In this instance, the Company would be required to produce an estimate of fair value.

    Prices are reviewed by affiliated asset managers and management to validate reasonability. Fixed maturity securities with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

    For fixed maturity securities where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement securities or securities that do not trade regularly -- a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Certain other valuations are based on independent non-binding broker quotes. Fixed maturity securities valued using pricing models or broker quotes are reflected in Level 3.

    EQUITY SECURITIES, AVAILABLE-FOR-SALE

    The Company's equity securities consist primarily of investments in common stock of publicly traded companies. The fair values of equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1. The Company carries certain equity securities that are not priced on an exchange classified within Level 2. The Company receives these prices from third party pricing services using observable inputs for identical or similar assets in active markets. The Company carries a small amount of non-exchange traded equity securities classified within Level 3. The fair value of these securities is based on at least one or more significant unobservable input.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    DERIVATIVE INSTRUMENTS

    Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

    The majority of the Company's derivative positions are traded in the OTC derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company's valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

    CASH EQUIVALENTS

    Cash equivalents include money market instruments and highly rated commercial paper. Money market instruments are generally valued using unadjusted quoted prices in active markets and are reflected in Level 1.

    SEPARATE ACCOUNT ASSETS

    Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for fixed maturity securities, equity securities and cash equivalents are determined consistent with similar instruments as previously described. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information.

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS

    Policy and contract account balances and future policy and contract account benefits include liabilities for living benefit guarantees and equity-indexed features on certain annuity contracts and life insurance policies accounted for as embedded derivatives. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

    The fair value for embedded derivatives is estimated using the present value of future benefits less the present value of future fees over the expected lives of the contracts using various capital market and actuarial assumptions. The cash flows are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives includes an adjustment for the Company's own credit risk and other non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to peer companies' debt ratings and the Company's own claims paying ability.

    Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT ACCOUNT BENEFITS (CONTINUED)

    These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of embedded derivatives are unobservable and are considered to be significant inputs to the valuations, the embedded derivatives have been reflected within Level 3.

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT      NET     COMPREHENSIVE     IN TO       OUT OF    SALES AND    BALANCE AT
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    END OF
                                       OF YEAR        (1)        (LOSS)          (2)         (2)        NET (3)       YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   904,066  $     (216) $      (2,816) $       --  $       --  $    140,309  $ 1,041,343
        Asset-backed securities           45,488          --           (221)         --      (5,000)       (1,434)      38,833
        CMBS                              22,734          --             --          --     (22,734)           --           --
        RMBS                                  64          12             30          --          --           (83)          23
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
          Total fixed maturity
            securities, available-
            for-sale                     972,352  $     (204)        (3,007)         --     (27,734)      138,792    1,080,199
      Equity securities,
        available-for-sale                   113          --            (26)         --          --            --           87
      Separate account assets              1,613          --             95          92         (87)           96        1,809
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
             Total financial assets  $   974,078  $     (204) $      (2,938) $       92  $  (27,821) $    138,888  $ 1,082,095
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2016:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Corporate securities                           $       274,260   $        (6,784)  $      (127,167)  $       140,309
         Asset-backed securities                                    579                --            (2,013)           (1,434)
         RMBS                                                        --                --               (83)              (83)
                                                        ---------------   ---------------   ---------------   ---------------
           Total fixed maturity securities, available-
             for-sale                                           274,839            (6,784)         (129,263)          138,792
      Separate account assets                                       192               (90)               (6)               96
                                                        ---------------   ---------------   ---------------   ---------------
              Total financial assets                    $       275,031   $        (6,874)  $      (129,269)  $       138,888
                                                        ===============   ===============   ===============   ===============

    The following table provides a summary of changes in fair value of Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED GAINS (LOSSES)
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER       TRANSFERS   TRANSFERS   PURCHASES,
                                      BALANCE AT     NET      COMPREHENSIVE     IN TO      OUT OF     SALES AND       BALANCE
                                      BEGINNING     INCOME       INCOME        LEVEL 3     LEVEL 3   SETTLEMENTS,    AT END OF
                                       OF YEAR       (1)         (LOSS)          (2)        (2)         NET (3)        YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Fixed maturity securities,
        available-for sale:
        Corporate securities         $   913,393  $      (82) $     (30,735) $       --  $       --  $     21,490  $    904,066
        Asset-backed securities           38,724          --         (1,872)         --          --         8,636        45,488
        CMBS                                  --          --             74          --          --        22,660        22,734
        RMBS                                 132       1,956             37          --          --        (2,061)           64
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
          Total fixed maturity
            securities, available-
            for-sale                     952,249       1,874        (32,496)         --          --        50,725       972,352
      Equity securities, available-
        for-sale                             170          --            (57)         --          --            --           113
      Separate account assets              1,122          --            518           9        (130)           94         1,613
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
             Total financial assets  $   953,541  $    1,874  $     (32,035) $        9  $     (130) $     50,819  $    974,078
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts included in this column are reported in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income.

   (2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

   (3) The following table provides the bifurcation of the net purchases, sales and settlements.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides the bifurcation of the net purchases, sales and settlements during the year ended December 31, 2015:

                                                                                                                 PURCHASES,
                                                                                                                 SALES AND
                                                                                                                SETTLEMENTS,
                                                           PURCHASES           SALES          SETTLEMENTS           NET
                                                        ---------------   ---------------   ---------------   ---------------
     Fixed maturity securities, available-for-sale:
        Corporate securities                            $       148,051   $       (17,061)  $      (109,500)  $        21,490
        Asset-backed securities                                  10,000                --            (1,364)            8,636
        CMBS                                                     22,660                --                --            22,660
        RMBS                                                         --            (1,932)             (129)           (2,061)
                                                        ---------------   ---------------   ---------------   ---------------
          Total fixed maturity securities, available-
            for-sale                                            180,711           (18,993)         (110,993)           50,725
     Separate account assets                                         94                --                --                94
                                                        ---------------   ---------------   ---------------   ---------------
          Total financial assets                        $       180,805   $       (18,993)  $      (110,993)  $        50,819
                                                        ===============   ===============   ===============   ===============

    Transfers of securities among the levels occur at the beginning of the reporting period.

    There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

    There were no changes in unrealized gains (losses) included in net income related to Level 3 assets held as of December 31, 2016 and 2015.

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2016:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                        INCLUDED IN:
                                                  ---------------------------
                                                                  OTHER
                                      BALANCE AT     NET      COMPREHENSIVE   TRANSFERS   TRANSFERS                  BALANCE
                                      BEGINNING     INCOME        INCOME        IN TO      OUT OF                   AT END OF
                                       OF YEAR       (1)          (LOSS)       LEVEL 3     LEVEL 3    SETTLEMENTS     YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
      Policy and contract account
        balances                     $   102,696  $  159,406  $          --  $       --  $       --  $         --  $   262,102
      Future policy and contract
        benefits                          54,512     (20,182)            --          --          --           (47)      34,283
                                     -----------  ----------  -------------  ----------  ----------  ------------  -----------
        Total financial liabilities  $   157,208  $  139,224  $          --  $       --  $       --  $        (47) $   296,385
                                     ===========  ==========  =============  ==========  ==========  ============  ===========

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT FAIR VALUE
    (CONTINUED)

    The following table provides a summary of changes in fair value of Level 3 financial liabilities held at fair value on a recurring basis during the year ended December 31, 2015:

                                                      TOTAL REALIZED AND
                                                  UNREALIZED (GAINS) LOSSES
                                                         INCLUDED IN:
                                                  -------------------------
                                                                  OTHER
                                      BALANCE AT      NET     COMPREHENSIVE   TRANSFERS   TRANSFERS                   BALANCE
                                      BEGINNING      INCOME      INCOME         IN TO      OUT OF                    AT END OF
                                       OF YEAR        (1)        (LOSS)        LEVEL 3     LEVEL 3    SETTLEMENTS      YEAR
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
      Policy and contract account
        balances                     $   149,594  $  (46,898) $          --  $       --  $       --  $         --  $    102,696
      Future policy and contract
        benefits                          41,909      12,636             --          --          --           (33)       54,512
                                     -----------  ----------  -------------  ----------  ----------  ------------  ------------
        Total financial liabilities  $   191,503  $  (34,262) $          --  $       --  $       --  $        (33) $    157,208
                                     ===========  ==========  =============  ==========  ==========  ============  ============

----------
   (1) The amounts in this column related to future policy and contract benefits are reported as losses within net realized investment gains (losses) on the consolidated statements of operations and comprehensive income and the amounts related to the policy and contract account balances are reported as losses within policyholder benefits on the consolidated statements of operations and comprehensive income.

    The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2016 was $(142,794), of which $17,403 was included in net realized investment gains (losses) and $(160,197) was included in policyholder benefits on the consolidated statements of operations and comprehensive income. The change in unrealized (gains) losses included in net income related to liabilities held as of December 31, 2015 was $31,873, of which $(14,561) was included in net realized investment gains (losses) and $46,434 was included in policyholder benefits on the consolidated statements of operations and comprehensive income.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2016:

                                                                                                                 RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT        (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
       available-for-sale:

                                                                               Yield/spread to U.S.        72 bps - 206 bps
       Corporate securities         $  1,041,343     Discounted cash flow      Treasuries (1)                 (135 bps)

                                                                               Yield/spread to U.S.       87 bps - 1,207 bps
       Asset-backed securities            38,833     Discounted cash flow      Treasuries (1)                 (193 bps)

     Liabilities:

       Policy and contract account                   Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
        balances                    $    262,102   Option pricing techniques   Lapse rates (3)               0%  to  16%
                                                                               Market volatility (6)         0%  to  30%

     Future policy and contract                      Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       benefits                           34,283   Option pricing techniques   Lapse rates (3)               0%  to  18%
                                                                               Utilization rates (4)         0%  to  100%
                                                                               Withdrawal rates (5)          0%  to  7%
                                                                               Market volatility (6)         0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                       0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    QUANTITATIVE INFORMATION REGARDING LEVEL 3 ASSETS AND LIABILITIES
    (CONTINUED)

    The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities at December 31, 2015:

                                                                                                                RANGE
     LEVEL 3 INSTRUMENT              FAIR VALUE       VALUATION TECHNIQUE       UNOBSERVABLE INPUT       (WEIGHTED AVERAGE)
     ----------------------------   ------------   -------------------------   ---------------------   ------------------------
     Fixed maturity securities,
      available-for-sale:

                                                                               Yield/spread to U.S.        73 bps - 422 bps
      Corporate securities          $    903,886     Discounted cash flow      Treasuries (1)                 (183 bps)

                                                                               Yield/spread to U.S.       88 bps - 1,097 bps
      Asset-backed securities             40,488     Discounted cash flow      Treasuries (1)                 (231 bps)

                                                                               Yield/spread to U.S.       153 bps - 189 bps
      CMBS                                22,734     Discounted cash flow      Treasuries (1)                 (173 bps)

     Liabilities:

      Policy and contract account                    Discounted cash flow/     Mortality rates (2)        Annuity 2000 table
       balances                     $    102,696   Option pricing techniques   Lapse rates (3)                0%  to  16%
                                                                               Market volatility (6)          0%  to  30%

                                                                                                              1983a and
      Future policy and contract                     Discounted cash flow/     Mortality rates (2)        annuity 2000 table
       benefits                           54,512   Option pricing techniques   Lapse rates (3)                0%  to  15%
                                                                               Utilization rates (4)          0%  to  100%
                                                                               Withdrawal rates (5)           0%  to  7%
                                                                               Market volatility (6)          0%  to  20%
                                                                               Nonperformance risk
                                                                                spread (7)                        0.2%

----------
   (1) The yield/spread to U.S. Treasuries input represents an estimated market participant composite adjustment attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

   (2) The mortality rate input represents the estimate probability of when an individual belonging to a particular group categorized according to age or some other factor such as occupation, will die.

   (3) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range represents the lapse rate during the surrender charge period for indexed annuity contracts.

   (4) The utilization rate input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.

   (5) The withdrawal rate input represents the estimated magnitude of annual contract holder withdrawals relative to the contracts' benefit base.

   (6) The market volatility input represents overall volatilities assumed for underlying equity indexed and variable annuity funds, which include a mixture of equity and fixed income assets.

   (7) The nonperformance risk spread input represents the estimated additional own credit spread that market participants would apply to the market observable discount rate when pricing a contract.

    Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where observable inputs are not reasonably available to the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    SENSITIVITY OF FAIR VALUE MEASUREMENTS TO CHANGES IN UNOBSERVABLE INPUTS

    The following is a general description of sensitivities of significant unobservable inputs and their impact on the fair value measurement for the assets and liabilities previously described:

    FIXED MATURITY SECURITIES, AVAILABLE-FOR-SALE

    For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the assets will decrease (increase).

    POLICY AND CONTRACT ACCOUNT BALANCES AND FUTURE POLICY AND CONTRACT BENEFITS

    For any increase (decrease) in mortality rate, lapse rate and nonperformance risk spread inputs, the fair value of the liabilities will decrease (increase). For any increase (decrease) in the utilization, withdrawal and market volatility rates, the fair value of the liabilities will increase (decrease).

    For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

    NON-RECURRING FAIR VALUE MEASUREMENTS

    The Company did not have any financial assets measured at fair value on a non-recurring basis at December 31, 2016 and 2015.

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the consolidated balance sheets.

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value.

                                                                               DECEMBER 31, 2016
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,544,437   $          --   $          --   $   2,527,742   $   2,527,742
       Policy loans                                     426,971              --              --         515,602         515,602

     Liabilities:
       Deferred annuities                         $   2,158,937   $          --   $          --   $   2,259,518   $   2,259,518
       Annuity certain contracts                         85,785              --              --          88,408          88,408
       Other fund deposits                            2,200,721              --              --       2,186,511       2,186,511
       Supplementary contracts without life
          contingencies                                 117,206              --              --         117,206         117,206
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   468,000              --              --         470,628         470,628
       Separate account liabilities                  14,039,115       3,932,516      10,104,790           1,809      14,039,115

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

    FINANCIAL ASSETS AND FINANCIAL LIABILITIES REPORTED AT OTHER THAN FAIR VALUE

    The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. However, in some cases, as described below, the carrying amount equals or approximates fair value (Continued).

                                                                               DECEMBER 31, 2015
                                                  -----------------------------------------------------------------------------
                                                    CARRYING
                                                      VALUE                                FAIR VALUE
                                                  -------------   -------------------------------------------------------------
                                                      TOTAL          LEVEL 1         LEVEL 2         LEVEL 3         TOTAL
                                                  -------------   -------------   -------------   -------------   -------------
     Assets:
       Mortgage loans, net                        $   2,122,837   $          --   $          --   $   2,158,377   $   2,158,377
       Policy loans                                     410,997              --              --         496,430         496,430

     Liabilities:
       Deferred annuities                         $   2,122,335   $          --   $          --   $   2,231,728   $   2,231,728
       Annuity certain contracts                         78,588              --              --          81,225          81,225
       Other fund deposits                            2,055,178              --              --       2,048,340       2,048,340
       Supplementary contracts without life
         contingencies                                  103,352              --              --         103,352         103,352
       Short-term debt                                   50,000              --              --          50,000          50,000
       Long-term debt                                   368,000              --              --         370,517         370,517
       Separate account liabilities                  12,927,264       3,524,875       9,400,776           1,613      12,927,264

    Fair values of mortgage loans are based upon matrix pricing and discounted cash flows which may not necessarily equal the exit price a market participant would pay for the loan. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

    The fair values of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 2016 and 2015 as those investment contracts have no defined maturity, are similar to a deposit liability and are based on the current interest rate environment relative to the guaranteed interest rates. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

    The fair values of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

    The carrying amount of short-term debt approximates the fair value. The fair value of long-term debt is estimated based primarily on borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.

    Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS

    FIXED MATURITY AND EQUITY SECURITIES

    The Company's fixed maturity portfolio consists primarily of public and private corporate fixed maturity securities, mortgage and other asset backed securities, and U.S. government and agency obligations.

    The carrying value of the Company's fixed maturity portfolio totaled $13,759,520 and $12,504,725 at December 31, 2016 and 2015, respectively.
    Fixed maturity securities represent 73.9% and 75.0% of total invested assets at December 31, 2016 and 2015, respectively. At December 31, 2016 and 2015, publicly traded fixed maturity securities comprised 86.3% of the total fixed maturity portfolio.

    The Company invests in private placement fixed maturity securities to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded securities. Generally, private placement fixed maturity securities provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement securities generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded fixed maturity securities.

    The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

    The Company's RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (E.G., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or "private label" issuers. The Company's RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company's portfolio consisted of $1,727,155 and $1,981,529 agency backed RMBS, and $51,144 and $61,811 non-agency backed RMBS as of December 31, 2016 and 2015, respectively. The Company's RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards. The fair value of the Company's subprime securities as of December 31, 2016 was $3,273 with unrealized losses totaling $48. The fair value of the Company's subprime securities as of December 31, 2015 was $4,929 with unrealized losses totaling $61.

    The Company's asset-backed securities investment portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

    The equity securities portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company's equity security portfolio totaled $552,488 and $505,094 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED     UNREALIZED      UNREALIZED      OTTI IN
     DECEMBER 31, 2016                                  COST           GAINS          LOSSES        AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     275,240  $      18,900  $         762  $        (161) $    293,539
     Agencies not backed by the full faith and
       credit of the U.S. government                      813,892         15,827          9,384             --       820,335
     Foreign government securities                         33,244          3,820             --             --        37,064
     Corporate securities                               8,732,000        318,757         94,430         (2,222)    8,958,549
     Asset-backed securities                              464,388         13,940          5,616           (127)      472,839
     CMBS                                               1,382,327         27,739         13,657         (2,486)    1,398,895
     RMBS                                               1,694,754         84,354          2,453         (1,644)    1,778,299
                                                    -------------  -------------  -------------  -------------- ------------
        Total fixed maturity securities,
          available-for-sale                           13,395,845        483,337        126,302         (6,640)   13,759,520
     Equity securities, available-for-sale                489,747         69,387          6,646             --       552,488
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  13,885,592  $     552,724  $     132,948  $      (6,640) $ 14,312,008
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

    The amortized cost, gross unrealized gains and losses, OTTI recognized in accumulated other comprehensive loss (AOCL) and fair value of fixed maturity and equity securities by type of investment were as follows:

                                                                       GROSS          GROSS
                                                      AMORTIZED      UNREALIZED     UNREALIZED      OTTI IN
     DECEMBER 31, 2015                                  COST           GAINS         LOSSES         AOCL (1)     FAIR VALUE
     ---------------------------------------------  -------------  -------------  -------------  -------------  ------------
     U.S. government securities                     $     340,859  $      21,104  $         820  $          --  $    361,143
     Agencies not backed by the full faith and
       credit of the U.S. government                      750,434         26,010          2,756             --       773,688
     Foreign government securities                         34,194          4,332             --             --        38,526
     Corporate securities                               7,562,245        258,728        186,069         (1,275)    7,636,179
     Asset-backed securities                              390,719         14,959          2,023           (473)      404,128
     CMBS                                               1,230,790         25,328         11,661         (3,264)    1,247,721
     RMBS                                               1,938,384        106,434          1,372            106     2,043,340
                                                    -------------  -------------  -------------  -------------  ------------
        Total fixed maturity securities,
          available-for-sale                           12,247,625        456,895        204,701         (4,906)   12,504,725
     Equity securities, available-for-sale                461,651         56,721         13,278             --       505,094
                                                    -------------  -------------  -------------  -------------  ------------
          Total                                     $  12,709,276  $     513,616  $     217,979  $      (4,906) $ 13,009,819
                                                    =============  =============  =============  =============  ============

----------
   (1) Amounts include net unrealized (gains) losses on OTTI fixed maturity securities subsequent to the impairment measurement date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The amortized cost and fair value of fixed maturity securities at December 31, 2016, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                    AVAILABLE-FOR-SALE
                                                                                             ---------------------------------
                                                                                                AMORTIZED           FAIR
                                                                                                  COST              VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       414,945   $       421,929
     Due after one year through five years                                                         2,264,119         2,414,256
     Due after five years through ten years                                                        3,430,127         3,489,849
     Due after ten years                                                                           3,745,185         3,783,453
                                                                                             ---------------   ---------------
                                                                                                   9,854,376        10,109,487
     Asset-backed and mortgage-backed  securities                                                  3,541,469         3,650,033
                                                                                             ---------------   ---------------
        Total                                                                                $    13,395,845   $    13,759,520
                                                                                             ===============   ===============

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows:

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        36,201   $         36,939   $           738               29
     Agencies not backed by the full faith and credit
       of the U.S. government                                   301,927            311,311             9,384               57
     Corporate securities                                     2,130,839          2,200,276            69,437              373
     Asset-backed securities                                    148,534            153,356             4,822               45
     CMBS                                                       507,346            520,159            12,813               52
     RMBS                                                       189,365            191,613             2,248               44
     Equity securities, available-for-sale                       86,721             90,679             3,958               68

                                                                                  DECEMBER 31, 2016
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $           830   $            854   $            24                1
     Corporate securities                                       300,129            325,122            24,993               69
     Asset-backed securities                                     15,833             16,627               794                6
     CMBS                                                        19,830             20,695               865                8
     RMBS                                                        17,289             17,930               641               24
     Equity securities, available-for-sale                       26,683             29,371             2,688               25

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The Company had certain investments with a reported fair value lower than the cost of the investments as follows (Continued):

                                                                                   DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                  LESS THAN 12 MONTHS
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                              AMORTIZED          OTTI IN
                                                           FAIR VALUE           COST              AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $        95,174   $         95,708   $           534               28
     Agencies not backed by the full faith and credit
       of the U.S. government                                   101,077            102,889             1,812               19
     Corporate securities                                     2,491,897          2,654,491           162,594              500
     Asset-backed securities                                    103,449            104,848             1,399               19
     CMBS                                                       546,958            558,130            11,172               50
     RMBS                                                        88,513             89,471               958               26
     Equity securities, available-for-sale                      150,665            160,641             9,976               94

                                                                                  DECEMBER 31, 2015
                                                        ---------------------------------------------------------------------
                                                                                 12 MONTHS OR GREATER
                                                        ---------------------------------------------------------------------
                                                                                               UNREALIZED
                                                                                               LOSSES AND
                                                                             AMORTIZED           OTTI IN
                                                          FAIR VALUE           COST               AOCL         SECURITY COUNT
                                                        ---------------   ----------------   ---------------   --------------
     U.S. government securities                         $         6,208   $          6,494   $           286                4
     Agencies not backed by the full faith and credit
       of the U.S. government                                    36,701             37,645               944                6
     Corporate securities                                       120,128            143,897            23,769               51
     Asset-backed securities                                     13,838             14,462               624                2
     CMBS                                                        14,754             15,291               537                4
     RMBS                                                        39,971             42,381             2,410               30
     Equity securities, available-for-sale                       20,429             23,731             3,302               20

    For fixed maturity securities in an unrealized loss position, the Company expects to collect all principal and interest payments. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2016, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    FIXED MATURITY AND EQUITY SECURITIES (CONTINUED)

    The following paragraphs summarize the Company's evaluation of investment categories with unrealized losses as of December 31, 2016.

    U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

    Agencies not backed by the full faith and credit of the U.S. government securities are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

    Corporate security valuations are impacted by both interest rates and credit industry specific issues. The Company recognizes an OTTI due to credit issues if the Company feels the security will not recover in a reasonable period of time. Unrealized losses are primarily due to the interest rate environment and credit spreads.

    Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

    The Company's CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company's CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Weaknesses in commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. At December 31, 2016, the Company had CMBS securities that had been in an unrealized loss position for twelve months or longer and 100% of these securities were investment grade.

    The Company's RMBS portfolio primarily consists of residential mortgages to prime borrowers. The depressed U.S. housing market continues to impact the valuations across the entire asset class. As of December 31, 2016, 97.1% of the RMBS portfolio was invested in agency pass-through securities. At December 31, 2016, the Company had RMBS securities that were in an unrealized loss position for twelve months or longer and 99.9% of these securities were investment grade (BBB or better). Credit support for the RMBS holdings remains high.

    Equity securities with unrealized losses at December 31, 2016 primarily represent highly diversified publicly traded equity securities that have positive outlooks for near-term future recovery.

    At December 31, 2016 and 2015, fixed maturity securities and cash equivalents with a carrying value of $21,694 and $22,686, respectively, were on deposit with various regulatory authorities as required by law.

    MORTGAGE LOANS

    The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $2,544,437 and $2,122,837 at December 31, 2016 and 2015, respectively.

    The Company's commercial mortgage loan investments are owned by Minnesota Life Insurance Company and Securian Life Insurance Company and are managed and serviced directly by an affiliate, Advantus Capital Management, Inc. (Advantus).

    The Company participates in a program to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Advantus services the assets for the third party. Certain portions of mortgage loans totaling $132,500 and $81,300 were sold during 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    The following table shows the composition of the Company's commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Industrial                                                                             $       855,885   $       838,063
      Office buildings                                                                               416,303           356,846
      Retail facilities                                                                              610,197           464,920
      Apartment                                                                                      406,102           291,760
      Other                                                                                          255,950           171,248
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    If information is obtained on commercial mortgage loans that indicate a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

    A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan. The valuation allowance includes a specific allowance for loans that are determined to be nonperforming and a general allowance for loans that are on the surveillance list where a probable loss exists but cannot be specifically identified to a specific loan.

    The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

                                                                               2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $          2,431   $         2,270   $         4,677
         Addition to (release of) allowance                                            189               161            (2,407)
         Write-downs, net of recoveries                                                 --                --                --
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

      End of year valuation allowance basis:
         Specific allowance                                               $          1,700   $         1,485   $         1,221
         General allowance                                                             920               946             1,049
                                                                          ----------------   ---------------   ---------------
      Total valuation allowance                                           $          2,620   $         2,431   $         2,270
                                                                          ================   ===============   ===============

    As of December 31, 2016, the Company had four loans with a total carrying value of $11,896, net of a $1,700 specific valuation allowance. The four loans were held in the office and retail facilities classes. For those four loans, the interest income recognized for the year ended December 31, 2016 was $839. The four loans that had a specific valuation allowance were modified in a troubled debt restructuring. A troubled debt restructuring is where the Company grants concessions related to the borrower's financial difficulties. The types of concessions may include: a permanent or temporary modification of the interest rate, extension of the maturity date at a lower interest rate and/or a reduction of accrued interest. There were no troubled debt restructurings that subsequently defaulted during 2016. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2016.

    As of December 31, 2015, the Company had two loans with a total carrying value of $10,739, net of a $1,485 specific valuation allowance. The two loans were held in the office and retail facilities classes. For those two loans, the interest income recognized for the year ended December 31, 2015 was $644. The two loans that had a specific valuation allowance were modified in a troubled debt restructuring. There were no troubled debt restructurings that subsequently defaulted during 2015. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    MORTGAGE LOANS (CONTINUED)

    As of December 31, 2016, the Company had no delinquent mortgage loans.

    The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

    The following table provides a summary of performing and nonperforming mortgage loans as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Performing mortgage loans                                                              $     2,544,437   $     2,122,837
      Nonperforming mortgage loans                                                                        --                --
                                                                                             ---------------   ---------------
        Total                                                                                $     2,544,437   $     2,122,837
                                                                                             ===============   ===============

    Periodically the Company may acquire real estate in satisfaction of debt. The acquired real estate is recognized at the lower of the loan's amortized cost balance or the acquired property's fair value less expected selling costs.

    The following table provides a summary of real estate acquired in satisfaction of mortgage loan debt for the years ended December 31:

                                                                                2016               2015             2014
                                                                          ----------------   ---------------   ---------------
      Number of properties acquired                                                     --                 1                 1
      Carrying value of mortgage loans prior to real estate acquisition   $             --   $         5,300   $         7,500
      Loss recognized upon acquisition in satisfaction of debt                          --                --                --

    ALTERNATIVE INVESTMENTS

    Alternative investments primarily consist of venture capital funds, middle market leveraged buyout funds, distressed debt funds, mezzanine debt funds, hedge funds and other miscellaneous equity investments. Alternative investments are diversified by type, general partner, vintage year, and geographic location -- both domestic and international.

    The Company's composition of alternative investments by type were as follows:

                                                                DECEMBER 31, 2016                    DECEMBER 31, 2015
                                                        ----------------------------------   ---------------------------------
                                                           CARRYING            PERCENT          CARRYING           PERCENT
                                                             VALUE            OF TOTAL            VALUE           OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      Alternative investments
         Private equity funds                           $       381,860               61.3%  $       366,665              61.5%
         Mezzanine debt funds                                   240,221               38.6%          228,785              38.3%
         Hedge funds                                                595                0.1%            1,169               0.2%
                                                        ---------------   ----------------   ---------------   ---------------
           Total alternative investments                $       622,676              100.0%  $       596,619             100.0%
                                                        ===============   ================   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET INVESTMENT INCOME

    Net investment income for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $        576,244   $       544,543   $       527,106
      Equity securities, available-for-sale                                         17,677            16,097            14,411
      Mortgage loans                                                               116,034           104,155           100,289
      Policy loans                                                                  26,019            26,120            24,614
      Cash equivalents                                                                 416                33                27
      Alternative investments                                                       13,217            21,009            20,648
      Derivative instruments                                                            60                63               (60)
      Other invested assets                                                          3,001             2,397             1,843
                                                                          ----------------   ---------------   ---------------
        Gross investment income                                                    752,668           714,417           688,878
      Investment expenses                                                          (26,492)          (25,280)          (24,579)
                                                                          ----------------   ---------------   ---------------
        Total                                                             $        726,176   $       689,137   $       664,299
                                                                          ================   ===============   ===============

    NET REALIZED INVESTMENT GAINS (LOSSES)

    Net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016              2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale                       $         13,208   $       (25,713)  $        22,943
      Equity securities, available-for-sale                                          4,426             7,912            38,770
      Mortgage loans                                                                  (189)             (377)           (2,753)
      Alternative investments                                                       25,822            41,761            43,718
      Derivative instruments                                                       (47,899)          (22,363)           14,086
      Other invested assets                                                             86              (956)              (95)
      Securities held as collateral                                                     --             9,379            17,086
                                                                          ----------------   ---------------   ---------------
        Total                                                             $         (4,546)  $         9,643   $       133,755
                                                                          ================   ===============   ===============

    Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and alternative investments for the years ended December 31 were as follows:

                                                                                2016              2015               2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         Gross realized gains                                             $         44,363   $        19,557   $        39,432
         Gross realized losses                                                     (30,378)          (28,701)          (13,637)
      Equity securities, available-for-sale:
         Gross realized gains                                                       20,591            24,828            44,030
         Gross realized losses                                                     (15,587)          (16,003)           (5,254)
      Alternative investments:
         Gross realized gains                                                       33,761            39,112            39,882
         Gross realized losses                                                        (308)             (556)             (960)

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(6) INVESTMENTS (CONTINUED)

    NET REALIZED INVESTMENT GAINS (LOSSES) (CONTINUED)

    Other-than-temporary impairments by asset type recognized in net realized investment gains (losses) for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Fixed maturity securities, available-for-sale:
         US government securities                                         $            654   $            --   $            --
         Corporate securities                                                          123            16,569             2,852
      Mortgage loans                                                                    --                --             6,183
      Equity securities, available-for-sale                                            578               913                 6
                                                                          ----------------   ---------------   ---------------
         Total other-than-temporary impairments                           $          1,355   $        17,482   $         9,041
                                                                          ================   ===============   ===============

    The cumulative credit loss component of other-than-temporary impairments on fixed maturity securities still held by the Company at December 31, for which a portion of the other-than-temporary impairment loss was recognized in other comprehensive income (loss), was as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         29,329   $        17,436   $        26,964
      Additions:
        Initial impairments -- credit loss OTTI recognized on
          securities not previously impaired                                           777            16,569             2,852
        Additional impairments -- credit loss OTTI recognized on
          securities previously impaired                                                --                --                --
      Reductions:
        Due to sales (or maturities, pay downs, or prepayments) during
          the period of securities previously credit loss OTTI impaired            (17,282)           (4,676)          (12,380)
                                                                          ----------------   ---------------   ---------------
      Balance at end of year                                              $         12,824   $        29,329   $        17,436
                                                                          ================   ===============   ===============

(7) DERIVATIVE INSTRUMENTS

    Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company's financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company's cash flows. The Company also issues certain insurance policies that have embedded derivatives.

    Freestanding derivatives are carried on the Company's consolidated balance sheets either as assets within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives held:

                                                        DECEMBER 31, 2016                          DECEMBER 31, 2015
                                           -----------------------------------------  ----------------------------------------
                                                                  FAIR VALUE                                 FAIR VALUE
      PRELIMINARY                                          -------------------------                --------------------------
      UNDERLYING RISK                         NOTIONAL                  LIABILITIES     NOTIONAL                   LIABILITIES
      EXPOSURE            INSTRUMENT TYPE      AMOUNT        ASSETS         (1)          AMOUNT        ASSETS          (1)
      ------------------  ---------------  --------------  -----------  ------------  ------------  ------------  ------------
      Interest rate       Interest rate
                           swaps           $      431,500  $    27,067  $         53  $    476,500  $     31,645  $          1
                          Interest rate
                           swaptions            1,496,000        7,488            --       572,000         8,071            --
                          Interest rate
                           futures                355,200           10            10       370,000             9             9
                          Interest rate
                           caps                   100,000           48            --       100,000           162            --
                          TBAs                     18,520       18,847            --        42,505        43,887            --
      Foreign currency    Foreign
                           currency swaps          17,000        4,562            --        17,000         5,127            --
                          Foreign
                           currency
                           forwards               218,460           --           721            --            --            --
      Equity market       Equity futures          474,675            5             5       443,331             3             3
                          Equity options        7,260,013      307,116        70,695     6,161,629       129,635        14,237
                                           --------------  -----------  ------------  ------------  ------------  ------------
       Total derivatives                   $   10,371,368  $   365,143  $     71,484  $  8,182,965  $    218,539  $     14,250
                                           ==============  ===========  ============  ============  ============  ============

----------
   (1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the consolidated balance sheets.

    The Company has steadily increased the volume of derivatives trading throughout 2016 and 2015. This is evident through the increase in notional amounts in 2016.

    The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the interest and equity markets in assessing the trading activity for these programs.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

    Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into a interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

    Interest rate caps are purchased by the Company to manage the impact of sharply rising interest rates on overall investment performance. An interest rate cap is a series of call options on a specified interest rate. The Company enters into contracts to purchase interest rate caps and receives cash payments from the cap writer when the market rate is above the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate is less than the specified rate on the maturity date, the Company does not receive a payment.

    Interest rate floors are purchased by the Company to manage the impact of interest rate declines on overall investment performance. An interest rate floor is a series of put options on a specified interest rate. The Company enters into contracts to purchase interest rate floors and receives cash payments from the floor writer when the market rate is below the specified rate on the maturity date. The difference between the market rate and specified rate is then multiplied by the notional principal amount to determine the payment. If the market rate exceeds the specified rate on the maturity date, the Company does not receive a payment.

    Foreign currency swaps are used by the Company to offset foreign currency exposure on interest and principal payments of fixed maturity securities denominated in a foreign currency. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

    Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

    Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the S&P 500 Index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

    Equity options are used by the Company primarily to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

    The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives:

                                                                                             DECEMBER 31, 2016
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         10,404   $          (69)  $                    --
      Interest rate swaptions                                                        162               --                        --
      Interest rate futures                                                       (5,188)              --                        (2)
      Interest rate caps                                                             300             (415)                       --
      TBAs                                                                           697               --                        --
      Foreign currency swaps                                                        (577)             553                        --
      Foreign currency forwards                                                     (749)              (9)                       --
      Equity futures                                                             (58,675)              --                    13,181
      Equity options                                                             (14,502)              --                    75,832
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $        (68,128)  $           60   $                89,011
                                                                        ================   ==============   =======================

                                                                                             DECEMBER 31, 2015
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         15,753   $          (74)  $                    --
      Interest rate swaptions                                                        949               --                        --
      Interest rate futures                                                       (7,354)              --                         1
      Interest rate caps                                                              42             (414)                       --
      TBAs                                                                           994               --                        --
      Foreign currency swaps                                                        (158)             562                        --
      Foreign currency forwards                                                      146              (11)                       --
      Equity futures                                                             (15,982)              --                     2,106
      Equity options                                                              (4,150)              --                   (50,096)
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         (9,760)  $           63   $               (47,989)
                                                                        ================   ==============   =======================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    The following tables present the amount and location of gains (losses) recognized in income from derivatives (Continued):

                                                                                             DECEMBER 31, 2014
                                                                        -----------------------------------------------------------
                                                                          NET REALIZED
                                                                        INVESTMENT GAINS   NET INVESTMENT
                                                                            (LOSSES)           INCOME        POLICYHOLDER BENEFITS
                                                                        ----------------   --------------   -----------------------
      Interest rate swaps                                               $         68,325   $          (86)  $                    --
      Interest rate swaptions                                                      3,538               --                        --
      Interest rate futures                                                       14,945               --                       (34)
      Interest rate caps                                                          (1,897)            (414)                       --
      Interest rate floors                                                            85              (81)                       --
      TBAs                                                                           601               --                        --
      Foreign currency swaps                                                       2,170              525                        --
      Foreign currency forwards                                                      (96)              (4)                       --
      Equity futures                                                             (18,223)              --                    14,252
      Equity options                                                             (12,599)              --                    74,840
                                                                        ----------------   --------------   -----------------------
      Total gains (losses) recognized in income from derivatives        $         56,849   $          (60)  $                89,058
                                                                        ================   ==============   =======================

    The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

    The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

    The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. The Company received collateral from OTC counterparties in the amount of $268,560 and $170,541 at December 31, 2016 and 2015, respectively, and the Company delivered collateral in the amount of $24,765 and $19,698 at December 31, 2016 and 2015, respectively. The Company maintained ownership of any collateral delivered.

    EMBEDDED DERIVATIVES

    The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These embedded derivatives take the form of guaranteed withdrawal benefits on variable annuities, a guaranteed payout floor on a variable payout annuity, and equity linked interest credits on both fixed annuity and fixed universal life products.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(7) DERIVATIVE INSTRUMENTS (CONTINUED)

    EMBEDDED DERIVATIVES (CONTINUED)

    The following table presents the fair value of the Company's embedded derivatives at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Embedded derivatives within annuity products:
         Minimum guaranteed withdrawal benefits                                              $       (30,224)  $       (48,828)
         Minimum guaranteed accumulation benefits                                                        379               (23)
         Guaranteed payout floors                                                                     (4,438)           (5,661)
         Other                                                                                        (4,563)           (5,129)

      Embedded derivatives within life insurance products:
         Equity-linked index credits                                                         $      (257,539)  $       (97,567)

    The following table presents the changes in fair value related to embedded derivatives for the years ended December 31:

                                                                                2016               2015              2014
                                                                          ---------------    ---------------   ---------------
      Embedded derivatives within annuity products:
         Net realized investment gains (losses)                           $        20,229    $       (12,603)  $       (42,763)
         Policyholder benefits                                                        566                255              (912)

      Embedded derivatives within life insurance products:
         Policyholder benefits                                            $      (159,972)   $        46,643   $       (23,595)

    At December 31, 2016 and 2015, fixed maturity and equity securities with a carrying value of $24,765 and $19,698, respectively, were pledged as collateral to a regulatory authority as part of the Company's derivative program.

(8) VARIABLE INTEREST ENTITIES

    The Company is involved with various special purpose entities and other entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either has investors that lack certain characteristics of a controlling financial interest or lacks sufficient equity to finance its own activities without financial support provided by other entities.

    The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and is therefore the primary beneficiary. The Company is deemed to have controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.

    CONSOLIDATED VIES

    As of December 31, 2016 and 2015, there were no material investments or relationships that were consolidated as a VIE.

    NON-CONSOLIDATED VIES

    The Company, through normal investment activities, makes passive investments in structured securities issued by VIEs. These structured securities typically invest in fixed income investments and include asset-backed securities, CMBS and RMBS. The Company has not provided financial or other support with respect to these investments other than its original investment. The Company has determined it is not the primary beneficiary of these investments due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination, which reduces the Company's obligation to absorb losses or right to receive benefits, and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these structured investments is limited to the amount of the investment. See
    Note 6 for details regarding the carrying amount and classification of these assets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(8) VARIABLE INTEREST ENTITIES (CONTINUED)

    NON-CONSOLIDATED VIES (CONTINUED)

    In addition, the Company invests in alternative investments that may or may not be VIEs. The Company has determined that it is not required to consolidate these entities because it does not have the ability to direct the activities of the entities and it does not have the obligation to absorb losses or the right to receive benefits from the entities that could be potentially significant. The maximum exposure to loss associated with the entities is equal to the carrying amounts of the investment in the VIE plus any unfunded commitments. The carrying amount was $622,676 and $596,619 and the maximum exposure was $969,904 and $898,937 at December 31, 2016 and 2015, respectively.

(9) NET FINANCE RECEIVABLES

    The Company's finance receivables are segmented by direct installment loans, retail installment notes and direct mail loans.

    Finance receivables as of December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Direct installment loans                                                               $       340,999   $       339,308
      Retail installment notes                                                                        54,808            58,528
      Direct mail loans                                                                               26,478            19,026
                                                                                             ---------------   ---------------
        Gross finance receivables                                                                    422,285           416,862
      Accrued interest and charges                                                                     7,302             7,173
      Unearned finance charges                                                                      (119,523)         (118,638)
      Allowance for losses                                                                           (17,156)          (16,338)
                                                                                             ---------------   ---------------
        Finance receivables, net                                                             $       292,908   $       289,059
                                                                                             ===============   ===============

    Direct installment loans consist of discount basis loans and interest-bearing loans, and generally have a maximum term of 84 months. The retail installment notes are principally discount basis loans with borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Direct mail loans are principally originated through targeted direct mail campaigns, and generally have a maximum term of 30 months.

    Total finance receivables, net of unearned finance charges, by date of final maturity at December 31, 2016 were as follows:

                                                          DIRECT LOANS      RETAIL NOTES       DIRECT MAIL          TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
      2016                                              $         1,587   $           160    $           122   $         1,869
      2017                                                       18,489             6,448              2,042            26,979
      2018                                                       78,893            20,312             12,440           111,645
      2019                                                      130,188            12,051              5,613           147,852
      2020                                                       14,205               190                 --            14,395
      2021 and thereafter                                             1                21                 --                22
                                                        ---------------   ----------------   ---------------   ---------------
        Total finance receivables, net of unearned
          finance charges                               $       243,363   $        39,182    $        20,217           302,762
                                                        ===============   ================   ===============
      Accrued interest                                                                                                   7,302
      Allowance for losses                                                                                             (17,156)
                                                                                                               ---------------
        Finance receivables, net                                                                               $       292,908
                                                                                                               ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    All segments are reported on a contractual past-due aging. Past-due accounts, net of unearned finance charges, as of December 31, were as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Direct installment loans:
        30-60 days past due                                                                  $         9,076   $         9,204
        61-90 days past due                                                                            5,659             5,353
        91 days or more past due                                                                      15,520            15,217
                                                                                             ---------------   ---------------
           Total direct installment loans                                                             30,255            29,774
      Retail installment notes:
        30-60 days past due                                                                              759               833
        61-90 days past due                                                                              425               418
        91 days or more past due                                                                       1,169             1,111
                                                                                             ---------------   ---------------
           Total retail installment notes                                                              2,353             2,362
      Direct mail loans:
        30-60 days past due                                                                              560               341
        61-90 days past due                                                                              376               273
        91 days or more past due                                                                       1,037             1,038
                                                                                             ---------------   ---------------
           Total direct mail loans                                                                     1,973             1,652
                                                                                             ---------------   ---------------
             Total finance receivables past due, net of unearned finance charges             $        34,581   $        33,788
                                                                                             ===============   ===============

      Percentage of finance receivables, net of unearned finance charges                                11.4%             11.3%

    The ratio of the allowance for losses to total finance receivables, net of unearned finance charges was 5.5% and 5.3% at December 31, 2016 and 2015, respectively.

    Changes in the allowance for losses for the years ended December 31 were as follows:

                                                                                2016               2015              2014
                                                                          ----------------   ---------------   ---------------
      Balance at beginning of year                                        $         16,338   $        15,789   $        14,781
      Provision for credit losses                                                   19,646            16,832            14,052
      Charge-offs                                                                  (26,044)          (22,399)          (18,240)
      Recoveries                                                                     7,216             6,116             5,196
                                                                          -----------------  ---------------   ---------------
      Balance at end of year                                              $         17,156   $        16,338   $        15,789
                                                                          =================  ===============   ===============

    The following table provides additional information about the allowance for losses as of December 31:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Non-impaired gross finance receivables:
        Gross receivables balance                                                            $       416,214   $       410,317
        General reserves                                                                              16,909            16,081

      Impaired gross finance receivables (including TDRs):
        Gross receivables balance                                                            $         6,071   $         6,545
        General reserves                                                                                 247               257

    All loans, excluding TDRs, deemed to be impaired are placed on non-accrual status. The Company had no impaired loans at December 31, 2016 and 2015.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    Net investment in receivables on which the accrual of finance charges and interest were suspended and which are being accounted for on a cash basis as of December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
      Non-accrual balances:
        Direct installment loans                                                             $        25,979   $        26,057
        Retail installment notes                                                                       1,150             1,159
        Direct mail loans                                                                              1,600             1,310
                                                                                             ---------------   ---------------
         Total non-accrual balances                                                          $        28,729   $        28,526
                                                                                             ===============   ===============

    There was no investment in receivables past due more than 60 days that were accounted for on an accrual basis at December 31, 2016 and 2015.

    Loans classified as TDRs were $6,071 and $6,545 at December 31, 2016 and 2015, respectively. The number of loans classified as TDR accounts were 2,732 and 2,951 at December 31, 2016 and 2015, respectively. For the years ended December 31, 2016 and 2015, the Company modified $9,693 and $8,591, respectively, of loans for borrowers experiencing financial difficulties, which are classified as TDRs. For loans modified as TDRs during 2016, $2,689 subsequently experienced a payment default, during 2016. For loans modified as TDRs during 2015, $2,284 subsequently experienced a payment default during 2015. The Company recognized interest income of $1,041, $1,240 and $1,458 from loans classified as TDRs for the years ended December 31, 2016, 2015 and 2014, respectively.

    The Company monitors the credit quality of its financing receivables by loan segment. Within the loan segments, there are borrower types that include new, existing, former, refinance and retail borrowers. New borrowers include first-time customers where the Company has limited lending and repayment history and would generally have a slightly higher risk profile than existing and former borrowers. Existing and former borrowers generally have the lowest credit risk profile as the Company already has an established lending and repayment history with these customers. Refinance borrowers include customers that have borrowed less than 10% of the current loan balance. The refinance borrower type includes a segment of TDR loans that have had terms of the original loan(s) modified without the receipt of additional consideration. This segment of refinance borrower would have a higher credit risk as the borrower has previously demonstrated a risk of not repaying the loan or may have been through personal bankruptcy. Retail borrowers include customers that are typically first-time customers. The risk profile is lower with this type of first-time customer as a result of the security associated with the account. The Company also monitors credit risk by continually tracking customer payment performance.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(9) NET FINANCE RECEIVABLES (CONTINUED)

    The following summary is an assessment of the gross finance receivables by class, segment, and credit quality indicator reviewed as of December 31, 2016 and 2015. The Company's credit risk profiles are based on customer type, customer creditworthiness, and customer performance.

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
Customer type:
  New borrower                                                                               $        63,409   $        54,763
  Former borrower                                                                                     29,143            28,125
  Existing borrower                                                                                  266,698           264,590
  Refinance borrower                                                                                   8,227            10,856
  Retail borrower                                                                                     54,808            58,528
                                                                                             ---------------   ---------------
    Total gross finance receivables                                                          $       422,285   $       416,862
                                                                                             ===============   ===============

Customer creditworthiness:
  Non-bankrupt gross finance receivables:
    Direct installment loans                                                                 $       339,769   $       337,952
    Retail installment notes                                                                          54,676            58,410
    Direct mail borrower                                                                              26,460            19,003
                                                                                             ---------------   ---------------
      Total non-bankrupt gross finance receivables                                                   420,905           415,365
  Bankrupt gross finance receivables:
    Direct installment loans                                                                           1,230             1,356
    Retail installment notes                                                                             132               118
    Direct mail borrower                                                                                  18                23
                                                                                             ---------------   ---------------
      Total bankrupt gross finance receivables                                                         1,380             1,497
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

Customer payment performance:
  Direct installment loans:
    Contractually performing, current to 30 days past due                                    $       301,332   $       299,874
    Contractually performing, 31 to 60 days past due                                                  12,492            12,722
    Contractually nonperforming, 61 or more days past due                                             27,175            26,712
                                                                                             ---------------   ---------------
      Total direct installment loans                                                                 340,999           339,308
  Retail installment notes:
    Contractually performing, current to 30 days past due                                             51,911            55,610
    Contractually performing, 31 to 60 days past due                                                     983             1,077
    Contractually nonperforming, 61 or more days past due                                              1,914             1,841
                                                                                             ---------------   ---------------
      Total retail installment notes                                                                  54,808            58,528
  Direct mail loans:
    Contractually performing, current to 30 days past due                                             24,048            17,084
    Contractually performing, 31 to 60 days past due                                                     714               405
    Contractually nonperforming, 61 or more days past due                                              1,716             1,537
                                                                                             ---------------   ---------------
      Total direct mail loans                                                                         26,478            19,026
                                                                                             ---------------   ---------------
      Total gross finance receivables                                                        $       422,285   $       416,862
                                                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES

    Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                                                                                 2016             2015              2014
                                                                           ---------------   ---------------   ---------------
      Computed income tax expense                                          $        97,361   $       120,459   $       165,865
      Difference between computed and actual tax expense:
         Dividends received deduction                                              (28,059)          (23,286)          (20,615)
         Tax credits                                                                (4,562)           (3,639)           (2,790)
         Expense adjustments and other                                                (175)              646                66
                                                                           ---------------   ---------------   ---------------
           Total income tax expense                                        $        64,565   $        94,180   $       142,526
                                                                           ===============   ===============   ===============

    The tax effects of temporary differences that give rise to the Company's net deferred tax liability at December 31 were as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Deferred tax assets:
         Policyholder liabilities                                                            $       119,292   $        68,415
         Pension, postretirement and other benefits                                                   21,580            18,759
         Tax deferred policy acquisition costs                                                       245,525           226,386
         Deferred gain on individual disability coinsurance                                            2,270             2,997
         Net realized capital losses                                                                      --            14,965
         Other                                                                                        19,242            17,132
                                                                                             ---------------   ---------------
           Gross deferred tax assets                                                                 407,909           348,654

      Deferred tax liabilities:
         Deferred policy acquisition costs                                                           378,655           350,097
         Premiums                                                                                     21,956            26,082
         Real estate and property and equipment depreciation                                           7,058             6,133
         Basis difference on investments                                                              20,276            19,948
         Net realized capital gains                                                                    1,093                --
         Net unrealized capital gains                                                                149,246           105,404
         Ceding commissions and goodwill                                                              14,189            12,714
         Other                                                                                        33,844            34,766
                                                                                             ---------------   ---------------
           Gross deferred tax liabilities                                                            626,317           555,144
                                                                                             ---------------   ---------------
              Net deferred tax liability                                                     $       218,408   $       206,490
                                                                                             ===============   ===============

    As of December 31, 2016 and 2015, management determined that no valuation allowance was needed related to tax benefits of certain state operating loss carryforwards or for other deferred tax items based on management's assessment that it is more likely than not that these deferred tax assets will be realized.

    There were no changes in deferred tax asset valuation allowance for the years ended December 31, 2016, 2015, and 2014.

    At December 31, 2016, the Company had no capital loss carryforwards.

    Income taxes paid for the years ended December 31, 2016, 2015 and 2014, were $81,774, $53,003 and $132,411, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(10) INCOME TAXES (CONTINUED)

    A reconciliation of the beginning and ending balance amount of unrecognized tax benefits is as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $         2,712   $         2,925
      Additions based on tax positions related to current year                                         1,134               998
      Additions (reductions) for tax positions of prior years                                            221            (1,211)
                                                                                             ---------------   ---------------
      Balance at end of year                                                                 $         4,067   $         2,712
                                                                                             ===============   ===============

    Included in the balance of unrecognized tax benefits at December 31, 2016 are potential benefits of $4,067 that, if recognized, would affect the effective tax rate on income from operations.

    As of December 31, 2016, accrued interest and penalties of $116 are recorded as current income tax liabilities on the consolidated balance sheets and $72 is recognized as a current income tax expense on the consolidated statements of operations and comprehensive income.

    At December 31, 2016, the Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

    During 2016, Minnesota Mutual Companies, Inc. and Subsidiaries (MMC) received a refund of tax related to its amended 2013 return. The IRS chose not to audit the 2013 consolidated return and has not stated their intention to audit the 2013 amended return. The IRS also informed MMC that it did not intend to audit the consolidated tax return for year 2014. The Company is now in the process of completing and filing an amended return for 2014. The Company believes that any additional taxes assessed or refunded as a result of a potential examination of the amended returns will not have a material impact on its financial position.

(11) EMPLOYEE BENEFIT PLANS

    PENSION AND OTHER POSTRETIREMENT PLANS

    The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation. Additionally, a subsidiary of the Company has a non-contributory defined benefit plan covering all the employees of the subsidiary who are 21 years of age or older and have completed one year of service. Benefits are based upon years of participation and the employee's average monthly compensation.

    The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015              2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in benefit obligation:
      Benefit obligation at beginning of year            $        75,700   $        79,734   $         5,814   $         6,399
      Service cost                                                 1,332             1,364               205               192
      Interest cost                                                3,301             3,323               232               219
      Actuarial loss (gain)                                          899            (4,901)             (825)             (715)
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Benefit obligation at end of year                  $        78,113   $        75,700   $         5,181   $         5,814
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                              2016              2015               2016              2015
                                                         ---------------   ---------------   ---------------   ---------------
      Change in plan assets:
      Fair value of plan assets at beginning of year     $        70,382   $        68,811   $            --   $            --
      Actual return on plan assets                                 3,629             1,318                --                --
      Employer contribution                                        2,110             4,073               245               281
      Benefits paid                                               (3,119)           (3,820)             (245)             (281)
                                                         ---------------   ---------------   ---------------   ---------------
      Fair value of plan assets at end of year           $        73,002   $        70,382   $            --   $            --
                                                         ===============   ===============   ===============   ===============

      Net amount recognized:
      Funded status                                      $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)

      Amounts recognized on the consolidated balance
        sheets:
      Prepaid benefit cost                               $            --   $            --   $            --   $            --
      Accrued benefit cost                                        (5,111)           (5,318)           (5,181)           (5,814)
                                                         ---------------   ---------------   ---------------   ---------------
      Net amount recognized                              $        (5,111)  $        (5,318)  $        (5,181)  $        (5,814)
                                                         ===============   ===============   ===============   ===============

      Weighted average assumptions used to determine
        benefit obligations:
      Discount rate                                                 3.92%             4.09%             3.82%             3.95%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Weighted average assumptions used to determine
        net periodic benefit costs:
      Expected long-term return on plan assets                      5.15%             5.16%               --                --
      Discount rate                                                 4.09%             3.77%             3.95%             3.74%
      Rate of compensation increase                                 4.00%             4.00%               --                --

      Components of net periodic benefit cost:
      Service cost                                       $         1,332   $         1,364   $           205   $           192
      Interest cost                                                3,301             3,323               232               219
      Expected return on plan assets                              (3,624)           (3,439)               --                --
      Prior service benefit amortization                             (79)              (80)             (276)             (895)
      Recognized net actuarial loss (gain)                           891             1,585              (162)             (153)
                                                         ---------------   ---------------   ---------------   ---------------
      Net periodic benefit cost                          $         1,821   $         2,753   $            (1)  $          (637)
                                                         ===============   ===============   ===============   ===============

      Other changes in plan assets and benefit
        obligations recognized in other comprehensive
        income (loss):
      Net gain (loss)                                    $          (894)  $         2,780   $           825   $           715
      Amortization of net loss (gain)                                891             1,585              (162)             (153)
      Amortization of prior service benefit                          (79)              (80)             (276)             (895)
                                                         ---------------   ---------------   ---------------   ---------------
      Total recognized in other comprehensive income
        (loss)                                           $           (82)  $         4,285   $           387   $          (333)
                                                         ===============   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows (Continued):

                                                                 PENSION BENEFITS                     OTHER BENEFITS
                                                         ---------------------------------   ---------------------------------
                                                               2016             2015               2016             2015
                                                         ---------------   ---------------   ---------------   ---------------
      Amounts recognized in accumulated other
        comprehensive income:
      Net actuarial gain (loss)                          $       (16,389)  $       (16,386)  $         2,840   $         2,177
      Prior service benefit                                          536               615             1,379             1,655
                                                         ---------------   ---------------   ---------------   ---------------
      Accumulated other comprehensive income (loss)
        at end of year                                   $       (15,853)  $       (15,771)  $         4,219   $         3,832
                                                         ===============   ===============   ===============   ===============

      Accumulated benefit obligation                     $        73,446   $        71,508   $         5,181   $         5,814

      Plans with accumulated benefit obligation in
        excess of plan assets:
      Projected benefit obligation                       $        45,521   $        45,570
      Accumulated benefit obligation                              45,521            45,570
      Fair value of plan assets                                   43,949            42,379

    Prepaid benefit costs are included in other assets and accrued benefit costs are included in pension and other postretirement benefits on the consolidated balance sheets.

    The Company updated its mortality assumption as of December 31, 2016 and December 31, 2015 with respect to its pension and postretirement benefit obligations as a result of a review of plan experience following the Society of Actuaries 2015 report on expected future improvements in mortality rates and the subsequent 2016 update of future improvements in mortality rates. The assumption changes are a component of the net actuarial gain (loss) and resulted in a benefit obligation decrease in both 2016 and 2015.

    The estimated prior service credit and net actuarial loss for the pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $80 and $975, respectively. The estimated prior service credit and net actuarial gain for the other postretirement benefit plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2017 are $276 and $290, respectively. In 2017, the Company expects to contribute any amounts necessary to meet the minimum funding requirements to its non-contributory defined benefit plans. In addition, it may contribute additional tax deductible amounts.

    Estimated future benefit payments for pension and other postretirement plans:

                                                                               PENSION                              MEDICARE
                                                                              BENEFITS        OTHER BENEFITS        SUBSIDY
                                                                           ---------------   ---------------   ---------------
      2017                                                                 $         3,466   $           320   $            --
      2018                                                                           3,607               314                --
      2019                                                                           3,709               292                --
      2020                                                                           3,690               294                --
      2021                                                                           3,791               301                --
      2022 -- 2026                                                                  21,005             1,648                --

    For measurement purposes, the assumed health care cost trend rates start at 6.60% in 2016 and decrease gradually to 4.40% for 2076 and remain at that level thereafter. For 2015, the assumed health care cost trend rates start at 7.20% in 2015 and decrease gradually to 4.75% for 2022 and remain at that level thereafter.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The assumptions presented herein are based on pertinent information available to management as of December 31, 2016 and 2015. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point would increase the postretirement benefit obligation as of December 31, 2016 by $23 and the service cost and interest cost components of net periodic benefit costs for 2016 by $7. Decreasing the assumed health care cost trend rates by one percentage point would decrease the postretirement benefit obligation as of December 31, 2016 by $19 and the service cost and interest cost components of net periodic postretirement benefit costs for 2016 by $6.

    To determine the discount rate for each plan, the present value of expected future benefit payments is calculated using returns on a theoretical yield curve consisting of AA rated corporate fixed maturity securities and Treasury spot curve data. The discount rate for each plan is the single rate which results in the same present value of benefits as that obtained using the yield curve.

    Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan's investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

    Generally, the investment objective of the non-contributory defined benefit plans is to pursue high returns but to limit the volatility of returns to levels deemed tolerable, which will mitigate (1) the liquidation of depressed assets for benefit payments, (2) the increase in contributions and pension expense due to investment losses, and (3) the decline in the funded ratios due to investment losses. This objective is achieved by strategically allocating assets among equity securities, fixed maturity securities and other investments.

    The target asset allocation as of December 31, 2016, for each of the broad investment categories, weighted for all plans combined is as follows:

      Equity securities                   14% to 26%
      Fixed maturity securities           14% to 26%
      Insurance company general account   60% to 62%
      Other                               0%  to  2%

    The Company's non-contributory defined benefit plans weighted average asset allocations by asset category at December 31 are as follows:

                                                      2016              2015
                                                 ---------------   ---------------
      Equity securities                                       16%               19%
      Fixed maturity securities                               24%               21%
      Insurance company general account                       60%               60%

    Equity securities and fixed maturity securities, as classified in the above table, include investments in pooled separate accounts. Pooled separate accounts are under a group annuity contract with Minnesota Life Insurance Company and represent segregated funds administered by an unaffiliated asset management firm and consist principally of marketable fixed maturity and equity securities.

    The insurance company general account, as classified in the above table, represents assets held within the general account of Minnesota Life Insurance Company. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities.

    At times, investments may be made in nontraditional asset classes with the approval of the Company's non-contributory defined benefit plan trustees.

    The Company's investment policy includes various guidelines and procedures designed to ensure that the plans' assets can reasonably be expected to achieve the objective of the policy. The investment policy is periodically reviewed by the plans' respective trustees.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The fair value of the Company's pension plan financial assets and financial liabilities has been determined using available market information as of December 31, 2016 and 2015. Although the Company is not aware of any factors that would significantly affect the fair value of the pension plan financial assets and financial liabilities, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

    The Company is required to categorize its financial assets and financial liabilities recorded on the consolidated balance sheets according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

      Level 1 -- Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. The types of assets and liabilities utilizing Level 1 valuations generally include cash, money-market funds and actively-traded equity securities.

      Level 2 -- Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include certain investments in pooled separate accounts.

      Level 3 -- Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the assets or liabilities. The types of assets and liabilities utilizing Level 3 valuations generally include private equity investments, certain investments in pooled separate accounts which invest in privately placed fixed maturities and investments in an insurance company general account.

    The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

    Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PENSION AND OTHER POSTRETIREMENT PLANS (CONTINUED)

    The following tables summarize the Company's pension benefit plans' financial assets measured at fair value on a recurring basis:

      DECEMBER 31, 2016                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        29,053   $            --   $        29,053
        Insurance company general account                             --                --            43,949            43,949
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        29,053   $        43,949   $        73,002
                                                         ===============   ===============   ===============   ===============

      DECEMBER 31, 2015                                      LEVEL 1           LEVEL 2           LEVEL 3            TOTAL
      -----------------------------------------------    ---------------   ---------------   ---------------   ---------------
      Investments in pooled separate accounts            $            --   $        28,003   $            --   $        28,003
        Insurance company general account                             --                --            42,379            42,379
                                                         ---------------   ---------------   ---------------   ---------------
          Total financial assets                         $            --   $        28,003   $        42,379   $        70,382
                                                         ===============   ===============   ===============   ===============

    INVESTMENTS IN POOLED SEPARATE ACCOUNTS

    Investments in pooled separate accounts are stated at the corresponding unit value of the pooled separate account, which represents fair value. Investments in pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by asset management firms with little readily determinable public pricing information.

    INSURANCE COMPANY GENERAL ACCOUNT

    Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. The assets of the insurance company, backing the insurance company general account, principally consist of fixed maturity securities, commercial mortgage loans and equity securities. The deposits in the insurance company general account are classified as Level 3 as fair value is based on unobservable inputs.

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2016:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         42,379   $                1,570   $             --   $     43,949

    The following table provides a summary of changes in fair value of the Company's pension benefit plans' Level 3 financial assets held at fair value on a recurring basis during the year ended December 31, 2015:

                                                                                                  PURCHASES,
                                                      BALANCE AT        TOTAL APPRECIATION        SALES AND        BALANCE AT
                                                     BEGINNING OF     (DEPRECIATION) IN FAIR     SETTLEMENTS,        END OF
                                                         YEAR                 VALUE                  NET              YEAR
                                                   ----------------   ----------------------   ----------------   ------------
      Insurance company general account            $         40,847   $                1,532   $             --   $     42,379

    Transfers of securities among the levels occur at the beginning of the reporting period. There were no transfers between Level 1 and Level 2 for the years ending December 31, 2016 and 2015. There were no transfers in to or out of level 3 for the years ending December 31, 2016 and 2015.

    The Plans did not have any assets or liabilities reported at fair value on a nonrecurring basis.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(11) EMPLOYEE BENEFIT PLANS (CONTINUED)

    PROFIT SHARING PLANS

    The Company also has a profit sharing plan covering substantially all agents. The Company's contribution is made as a certain percentage based on voluntary contribution rates and applied to each eligible agent's annual contribution. The Company recognized contributions to the plan during 2016, 2015, and 2014 of $1,493, $1,551, and $1,555, respectively.

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS

    LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

    Activity in the liability for unpaid accident and health claims, and claim and loss adjustment expenses is summarized as follows:

                                                                                2016               2015              2014
                                                                           ---------------   ---------------   ---------------
      Balance at January 1                                                 $       530,803   $       550,947   $       566,748
         Less: reinsurance recoverable                                             449,072           475,074           489,863
                                                                           ---------------   ---------------   ---------------
      Net balance at January 1                                                      81,731            75,873            76,885
                                                                           ---------------   ---------------   ---------------
      Incurred related to:
         Current year                                                              118,151           123,616           115,886
         Prior years                                                                 3,805             3,929            (2,701)
                                                                           ---------------   ---------------   ---------------
      Total incurred                                                               121,956           127,545           113,185
                                                                           ---------------   ---------------   ---------------
      Paid related to:
         Current year                                                               69,994            74,695            73,750
         Prior years                                                                53,734            46,992            40,447
                                                                           ---------------   ---------------   ---------------
      Total paid                                                                   123,728           121,687           114,197
                                                                           ---------------   ---------------   ---------------
      Net balance at December 31                                                    79,959            81,731            75,873
         Plus: reinsurance recoverable                                             433,464           449,072           475,084
                                                                           ---------------   ---------------   ---------------
      Balance at December 31                                               $       513,423   $       530,803   $       550,947
                                                                           ===============   ===============   ===============

    In addition to pending policy and contract claims, this table reflects disabled life reserves that are included in future policy and contract benefits on the consolidated balance sheets.

    As a result of changes in estimates of claims incurred in prior years, the accident and health claims, and claim and loss adjustment expenses incurred increased (decreased) by $3,805, $3,929, and $(2,701) in 2016, 2015, and
    2014, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, and claim and loss adjustment expenses.

    The following table reconciles the liability for unpaid accident and health claims and claim loss adjustment expenses to pending policy and contract claims on the consolidated balance sheets as of December 31:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Liability for unpaid accident and health claims, and claim loss
        adjustment expenses                                                $       513,423   $       530,803   $       550,947
      Less: amounts included in future policy and contract benefits                447,061           467,001           491,463
                                                                           ---------------   ---------------   ---------------
        Accident and health pending policy and contract claims                      66,362            63,802            59,484
      Other pending policy and contract claims                                     484,431           491,513           471,156
                                                                           ---------------   ---------------   ---------------
        Pending policy and contract claims                                 $       550,793   $       555,315   $       530,640
                                                                           ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS

    Certain short duration contracts are offered within the Company's Financial Institution Group and Group Insurance strategic business units.

    Claim and claim adjustment expense liabilities are set using a combination of actuarial methods. The liabilities are computed using assumptions for mortality, morbidity, and other performance. These assumptions are based on the Company's experience, industry results, emerging trends and future expectations. Claim frequency is primarily based on reported claims assigned to individual claimants. Claim counts may initially include claims that do not ultimately result in a liability. These claims are omitted from claim counts once it is determined that there is no liability. The information about incurred and paid loss development for all periods preceding year ended December 31, 2016 and the related historical claims payout percentage disclosure is unaudited and is presented as supplementary information.

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the liability for incurred but not reported claims plus expected development on reported claims (IBNR) and the cumulative number of individual claims reported (reported claims) by incurral year as of December 31, 2016:

    FINANCIAL INSTITUTION GROUP

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014           2015           2016           IBNR           CLAIMS
      --------------  -------------  -------------   ------------   -------------  -------------  -------------   ------------
      2012            $      54,505  $      54,285   $     53,064   $      52,462  $      52,301  $         297             21
      2013                       --         51,895         48,476          47,243         46,945            730             20
      2014                       --             --         51,794          46,968         46,515          1,453             20
      2015                       --             --             --          46,992         42,025          3,203             19
      2016                       --             --             --              --         51,278          9,609             18
                                                                                   -------------
         Total                                                                     $     239,064
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                   2012            2013            2014            2015            2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $      30,099   $      43,897   $      47,981   $      50,418   $     51,475
      2013                                                   --          26,584          39,401          43,123         45,006
      2014                                                   --              --          27,839          39,125         42,590
      2015                                                   --              --              --          23,896         34,462
      2016                                                   --              --              --              --         26,925
                                                                                                                  ------------
         Total                                                                                                    $    200,458
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $        813
      Liabilities for unpaid losses and loss
        adjustment expenses, net of
        reinsurance                                                                                               $     39,419

------------
      (1) 2012 -- 2015 unaudited.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Incurred and paid claims, net of reinsurance, including allocated claim adjustment expenses, by strategic business unit and by incurral year are summarized below along with the IBNR liability and the reported claims by incurral year as of December 31, 2016 (Continued):

    GROUP INSURANCE

                                          NET CUMULATIVE INCURRED CLAIMS (1)
                      --------------------------------------------------------------------------                    REPORTED
      INCURRAL YEAR       2012           2013            2014            2015           2016          IBNR           CLAIMS
      --------------  ------------   -------------   ------------   -------------  -------------  -------------   ------------
      2012            $  1,122,687   $   1,104,135   $  1,102,479   $   1,098,641  $   1,095,885  $          --             55
      2013                      --       1,273,925      1,239,200       1,234,798      1,230,704             --             59
      2014                      --              --      1,364,814       1,318,135      1,313,066            615             63
      2015                      --              --             --       1,532,312      1,448,309          2,663             72
      2016                      --              --             --              --      1,372,565        136,316             60
                                                                                   -------------
         Total                                                                     $   6,460,529
                                                                                   =============

----------
      (1) 2012 -- 2015 unaudited.

                                                                         NET CUMULATIVE PAID CLAIMS (1)
                                                  ----------------------------------------------------------------------------
      INCURRAL YEAR                                    2012           2013            2014             2015           2016
      -----------------------------------------   -------------   -------------   -------------   -------------   ------------
      2012                                        $     904,296   $   1,061,302   $   1,068,606   $   1,073,405   $  1,076,216
      2013                                                   --       1,027,194       1,194,336       1,203,788      1,208,430
      2014                                                   --              --       1,107,734       1,264,597      1,276,165
      2015                                                   --              --              --       1,260,002      1,392,218
      2016                                                   --              --              --              --      1,079,890
                                                                                                                  ------------
         Total                                                                                                    $  6,032,919
                                                                                                                  ============

      Outstanding liabilities prior to 2012                                                                       $    100,399
      Liabilities for unpaid losses and loss
         adjustment expenses, net of
         reinsurance                                                                                              $    528,009

----------
      (1) 2012 -- 2015 unaudited.

    The reconciliation by strategic business unit of the liability for pending policy and contract claims relating to short duration contracts to the total liability for pending policy and contract claims on the consolidated balance sheet as of December 31, 2016 is as follows:

                                                                              FINANCIAL
                                                                             INSTITUTION          GROUP
                                                                                GROUP           INSURANCE           TOTAL
                                                                           ---------------   ---------------   ---------------
      Liability for short duration pending policy and contract claims,
         net of reinsurance                                                $        39,419   $       528,009   $       567,428
      Reinsurance recoverable on pending policy and contract claims                  7,350           227,796           235,146
      Less: other liabilities (1)                                                   32,727           313,490           346,217
                                                                           ---------------   ---------------   ---------------
           Total short duration pending policy and contract claims         $        14,042   $       442,315           456,357
                                                                           ===============   ===============
      Other pending policy and contract claims                                                                          94,436
                                                                                                               ---------------
         Pending policy and contract claims                                                                    $       550,793
                                                                                                               ===============

--------
   (1) Includes components that are recognized in line items other than pending policy and contract claims on the consolidated balance sheet.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(12) LIABILITY FOR PENDING POLICY AND CONTRACT CLAIMS (CONTINUED)

    SHORT DURATION CONTRACTS (CONTINUED)

    Supplementary information on the historical average annual percentage payoff of incurred claims, net of reinsurance, by strategic business unit and accident year for the year ended December 31, 2016 is as follows(1):

                                                 FINANCIAL
                                                INSTITUTION          GROUP
      INCURRAL YEAR                                GROUP           INSURANCE
      ------------------------------------   ----------------   ---------------
      1                                                  56.7%             83.2%
      2                                                  25.8%             12.2%
      3                                                   7.7%              0.8%
      4                                                   4.3%              0.4%
      5                                                   2.0%              0.3%

----------
      (1) 2012 -- 2015 unaudited.

(13)   REINSURANCE

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

    Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

    The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                                                                2016              2015              2014
                                                                           ---------------   ---------------   ---------------
      Direct premiums                                                      $     3,168,212   $     2,861,954   $     2,623,272
      Reinsurance assumed                                                            8,227             8,760            35,056
      Reinsurance ceded                                                           (704,706)         (650,247)         (619,019)
                                                                           ---------------   ---------------   ---------------
         Net premiums                                                      $     2,471,733   $     2,220,467   $     2,039,309
                                                                           ===============   ===============   ===============

    Reinsurance recoveries on ceded reinsurance contracts included in policyholder benefits on the consolidated statements of operations and comprehensive income were $682,956, $639,260 and $560,918 during 2016, 2015, and 2014, respectively.

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS

    The Company issues certain nontraditional long-duration contracts including universal life, variable life and deferred annuities that contain either certain guarantees or sales inducements.

    The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder either (a) return of no less than total deposits made to the contract adjusted for partial withdrawals,
    (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization based upon the specific contract selected. The Company also issues universal life and variable life contracts where the Company provides to the contractholder a no-lapse guarantee.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The assets supporting the variable portion of the traditional variable annuities, variable contracts with guarantees, universal life and variable life contracts are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. For variable annuity contracts, amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees, changes in liabilities for minimum guarantees on deferred annuities are included in policyholder benefits, and changes in liabilities for the minimum guaranteed payments on variable immediate annuities and the minimum withdrawal benefits on variable deferrable annuities are included in net realized investment gains (losses) on the consolidated statements of operations and comprehensive income. For universal life and variable life contracts, the amounts assessed against the contractholders for mortality, administrative, and other services are included in policy and contract fees and changes in liabilities for guaranteed benefits are included in policyholder benefits on the consolidated statements of operations and comprehensive income. For variable annuity, universal life and variable life contracts, separate account net investment income, net investment gains and losses and the related liability changes are offset within the same line item on the consolidated statements of operations and comprehensive income. There were no investment gains or losses on transfers of assets from the general account to the separate account during 2016, 2015 or 2014.

    The Company's variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive. For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guaranteed withdrawal amounts, the net amount at risk is defined as the present value of future withdrawal benefits in excess of the current account balance. For guarantees of amounts at annuitization, the net amount at risk is defined as the present value of the minimum guaranteed annuity payments a in excess of the current account balance. For the guaranteed payout annuity floor, the net amount at risk is defined as the guaranteed benefit in excess of the current benefit payable, assuming the guaranteed and current benefit amounts remain constant. For universal life and variable life contracts the net amount at risk is defined as the current death benefit in excess of the current balance, excluding reinsurance.

    At December 31, the Company had the following variable annuity contracts with guarantees:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Return of net deposits:
         In the event of death
         Account value                                                                       $     4,461,164   $     4,087,650
         Net amount at risk                                                                  $        31,335   $        46,211
         Average attained age of contractholders                                                        62.9              62.2
         As withdrawals are taken
         Account value                                                                       $       316,657   $       305,870
         Net amount at risk                                                                  $            74   $            51
         Average attained age of contractholders                                                        69.7              69.1
      Return of net deposits plus a minimum return:
         In the event of death
         Account value                                                                       $       276,717   $       245,369
         Net amount at risk                                                                  $        28,968   $        32,351
         Average attained age of contractholders                                                        69.4              68.5
         At annuitization
         Account value                                                                       $       462,113   $       487,548
         Net amount at risk                                                                  $         2,564   $         1,878
         Weighted average period remaining until expected annuitization (in years)                       2.8               3.6
         As withdrawals are taken
         Account value                                                                       $     2,953,311   $     2,591,162
         Net amount at risk                                                                  $         2,461   $         1,586
         Average attained age of contractholders                                                        64.0              63.6

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    At December 31, the Company had the following variable annuity contracts with guarantees (Continued):


                                                                                                   2016              2015
                                                                                             ---------------   ---------------
      Highest specified anniversary account value:
         In the event of death
         Account value                                                                       $       695,763   $       706,207
         Net amount at risk                                                                  $        16,237   $        34,185
         Average attained age of contractholders                                                        63.7              62.9
         Account value adjustment on 10th contract anniversary
         Account value                                                                       $        56,157   $        21,654
         Net amount at risk                                                                  $            --   $            --
         Weighted average period remaining until expected annuitization (in years)                      59.1              58.8
      Guaranteed payout annuity floor:
         Account value                                                                       $        47,341   $        47,899
         Net amount at risk                                                                  $           204   $           557
         Average attained age of contractholders                                                        74.8              74.4

    At December 31, the Company had the following universal life and variable life contracts with guarantees:


                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Account value (general and separate accounts)                                          $     6,653,271   $     6,018,267
      Net amount at risk                                                                     $    54,920,546   $    52,696,878
      Average attained age of policyholders                                                             50.0              50.0

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2016 were as follows:

                                                                                                MINIMUM
                                                          MINIMUM                             GUARANTEED
                                                      GUARANTEED DEATH      GUARANTEED      WITHDRAWAL AND
                                                        AND INCOME        PAYOUT ANNUITY      ACCUMULATION    UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR             BENEFIT         VARIABLE LIFE
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at beginning of year                    $          8,580   $          5,661   $        48,851   $           98,056
      Incurred guarantee benefits                                  388             (1,176)          (19,006)              33,749
      Paid guaranteed benefits                                  (1,903)               (47)               --              (12,615)
                                                      ----------------   ----------------   ---------------   ------------------
      Balance at end of year                          $          7,065   $          4,438   $        29,845   $          119,190
                                                      ================   ================   ===============   ==================

    Liabilities for guarantees on universal life and variable contracts reflected in the general account as of December 31, 2015 were as follows:

                                                          MINIMUM
                                                      GUARANTEED DEATH      GUARANTEED           MINIMUM
                                                        AND INCOME        PAYOUT ANNUITY       GUARANTEED        UNIVERSAL LIFE AND
                                                         BENEFITS             FLOOR         WITHDRAWAL BENEFIT     VARIABLE LIFE
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at beginning of year                    $          4,708   $          5,802   $           36,107   $           73,534
      Incurred guarantee benefits                                4,533               (108)              12,744               42,158
      Paid guaranteed benefits                                    (661)               (33)                  --              (17,636)
                                                      ----------------   ----------------   ------------------   ------------------
      Balance at end of year                          $          8,580   $          5,661   $           48,851   $           98,056
                                                      ================   ================   ==================   ==================

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(14) CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND SEPARATE ACCOUNTS (CONTINUED)

    The minimum guaranteed death benefit liability and the guaranteed minimum income liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The guaranteed payout annuity floor and minimum guaranteed withdrawal benefits are considered to be derivatives and are recognized at fair value through earnings. The universal life and variable life liabilities are determined by estimating the expected value of death benefits in excess of projected account balances and recognizing the excess ratably over the accumulation period based on total expected assessments. For variable annuity, universal life and variable life contracts with guarantees, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

    The following assumptions and methodology were used to determine the minimum guaranteed death and income benefit liability on variable annuities at December 31, 2016 and 2015 (except where noted otherwise):

    - For 2016, a sample selection tool was used to select 200 scenarios from a set of 10,000 stochastically generated investment performance scenarios. For 2015, data was compiled from 1,000 stochastically generated investment performance scenarios. These were ranked by wealth factors and put into 100 groups of 10 sequentially. The mid-point of each group was chosen to run the projections used.
    - Mean investment performance was 5.60% and 5.45% for 2016 and 2015, respectively, and is consistent with DAC projections over a 10 year period.
    - Annualized monthly standard deviation was 12.00% and 15.28% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of the A2000 table.
    - Lapse rates varied by contract type and policy duration, ranging from 1.00% to 12.00% and 1.00% to 15.00% for 2016 and 2015, respectively, with an average of 8.00% for both 2016 and 2015.
    - Discount rates varied by contract type and policy duration and were consistent with discount rates used in DAC models.

    The following assumptions and methodology, which are consistent with those used for DAC models, were used to determine the universal life and variable life liability at December 31, 2016 and 2015 (except where noted otherwise):

    - Separate account investment performance assumption was 7.25% and 7.50% for 2016 and 2015, respectively.
    -   Assumed mortality was 100% of pricing levels.
    -   Lapse rates varied by policy duration, ranging from 2.00% to 9.00%.
    - Long-term general account discount rate grades from the current yield curve up to 5.75% linearly over ten years and grades up 6.50% over ten years for 2016 and 2015, respectively.
    - Separate account discount rate was 7.25% and 7.23% for 2016 and 2015, respectively

    Account balances for contracts with guarantees were invested in variable separate accounts by mutual fund grouping as follows at December 31:

                                                            VARIABLE ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                                        ----------------------------------   ---------------------------------
                                                              2016               2015              2016              2015
                                                        ----------------   ---------------   ---------------   ---------------
    Equity                                              $      2,207,834   $     2,189,978   $     1,681,955   $     1,605,711
    Bond                                                         900,737           892,847           216,544           216,416
    Balanced                                                   2,138,292         1,762,247           342,237           340,120
    Money market                                                  43,462            48,317            26,298            30,659
    Mortgage                                                      57,671            57,774            32,326            34,241
    Real estate                                                   85,648            88,063            68,683            68,243
                                                        ----------------   ---------------   ---------------   ---------------
       Total                                            $      5,433,644   $     5,039,226   $     2,368,043   $     2,295,390
                                                        ================   ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(15) UNREMITTED PREMIUMS AND CLAIMS PAYABLE

    The Company acts as an agent of certain insurance underwriters and has a fiduciary responsibility to remit the appropriate percentage of monies collected from each financial institution customer to the corresponding insurance underwriters. The remittance is equal to the premiums collected from the financial institution customer, less any commissions earned by the Company. The Company recognizes a liability equal to the amount of the premiums that have not yet been remitted to the insurance underwriters. At December 31, 2016 and 2015, the liability associated with unremitted premiums and claims payable was $40,850 and $33,453, respectively and is reported as part of other liabilities on the consolidated balance sheets. As described in note 2, as of December 31, 2016 and 2015, the Company had restricted the use of $40,850 and $33,453, respectively, of its cash and cash equivalents to satisfy these premium and claims remittance payables.

(16) SHORT-TERM AND LONG-TERM DEBT

    Liabilities for short-term and long-term debt are primarily carried at an amount equal to unpaid principal balance. Short-term debt is debt coming due in the next 12 months.

    SHORT-TERM DEBT

    The following table provides a summary of short-term debt and related collateral for that debt as of December 31:

                                                                    LIABILITY                          COLLATERAL
                                                        ---------------------------------   ---------------------------------
                                                             2016              2015              2016              2015
                                                        ---------------   ---------------   ---------------   ---------------
      Reverse repurchase agreement                      $        50,000   $        50,000   $        57,038   $        52,816

    Periodically, the Company may enter into short-term reverse repurchase agreements in order to borrow funds for short-term operating needs or facilitate trading activity. In a reverse repurchase agreement, the Company transfers specified securities to a counterparty in exchange for cash and simultaneously agrees to reacquire the same, or substantially the same, securities at a future date for an amount equal to the cash exchanged plus an interest factor. The contractual maturity of any reverse repurchase agreement does not exceed three months. The Company maintains effective control over the securities and accounts for these agreements as collateralized borrowings. The short-term debt is collateralized by fixed maturity RMBS securities which are included in fixed maturity securities available-for-sale on the consolidated balance sheets. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is recorded as a general operating expense on the consolidated statements of operations and comprehensive income.

    LONG-TERM DEBT

    The following table provides a summary of long-term debt as of December 31:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Surplus notes                                                                          $       118,000   $       118,000
      Federal Home Loan Bank borrowings                                                              350,000           250,000
                                                                                             ---------------   ---------------
        Total long-term debt                                                                 $       468,000   $       368,000
                                                                                             ===============   ===============

    In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company.

    All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). As of December 31, 2016 and 2015, the accrued interest was $2,832. Interest paid on the surplus notes for the years ended December 31, 2016, 2015 and 2014 was $9,735, $9,735 and $9,735, respectively.

    The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. The outstanding borrowings at December 31, 2016 have a maturity of three and seven years with principal due at those times. The Company pledged $429,293 of fixed maturity securities as collateral as of December 31, 2016. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $14,648 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The Company also currently holds FHLB common stock of $24,000, as required. The FHLB common stock is not classified as available-for-sale and is carried at cost, which approximates fair value, and is recorded in other invested assets in the consolidated balance sheets.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(16) SHORT-TERM AND LONG-TERM DEBT (CONTINUED)

    LONG-TERM DEBT (CONTINUED)

    At December 31, 2016, the aggregate minimum annual long-term debt maturities for the next five years and thereafter are as follows: 2017, $0; 2018, $0; 2019, $200,000; 2020, $50,000; 2021, $75,000; thereafter, $143,000.

    Total interest paid by the Company for the years ended December 31, 2016, 2015 and 2014 was $11,633, $10,601 and $10,303, respectively.

(17) BUSINESS COMBINATIONS

    During 2016, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $851 was allocated to various assets and liabilities including $783 to finite-lived intangible assets and $68 to goodwill.

    During 2015, the Company acquired the account rights of an insurance agency. The aggregate purchase price of $725 was allocated to various assets and liabilities including $658 to finite-lived intangible assets and $67 to goodwill. During 2015, the Company completed the fair value evaluation of assets acquired related to 2014 business combinations, which resulted in a decrease to goodwill of $91.

    On December 31, 2014, the Company acquired a controlling interest in an insurance asset manager. Also during 2014, the Company acquired the account rights of an insurance agency, a financial services system provider and a digital marketing development stage company. The acquisitions strengthen the Company's commitment in related businesses and support long-term growth strategies. The total consideration transferred and fair value of noncontrolling interests for these acquisitions was $68,716 and $31,493, respectively. Various assets and liabilities were recognized including $37,531 of finite-lived intangible assets and $63,945 of goodwill.

    The amount of acquisition-related additional cash consideration the Company may have to pay in 2017 and future years if certain thresholds are attained is $6,125 of which $2,694 was accrued at December 31, 2016.

(18) GOODWILL AND INTANGIBLE ASSETS

    The amount of goodwill included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
      Balance at beginning of year                                                           $       109,078   $       109,102
      Additions                                                                                           68                67
      Adjustments to prior year acquisitions                                                              --               (91)
                                                                                             ---------------   ---------------
        Balance at end of year                                                               $       109,146   $       109,078
                                                                                             ===============   ===============

    Goodwill is not amortized but instead is subject to impairment tests. There were no impairments for the years ended December 31, 2016, 2015, and 2014.

    The amount of finite-lived intangible assets, excluding the VOBA, included on the consolidated balance sheets in goodwill and intangible assets, net, as of December 31, was as follows:

                                                  DECEMBER 31, 2016                            DECEMBER 31, 2015
                                     -------------------------------------------  -------------------------------------------
                                         GROSS                          NET           GROSS                          NET
                                       CARRYING     ACCUMULATED      CARRYING       CARRYING      ACCUMULATED      CARRYING
                                        AMOUNT      AMORTIZATION      AMOUNT         AMOUNT      AMORTIZATION       AMOUNT
                                     -------------  ------------   -------------  -------------  -------------   ------------
      Customer relationships         $      61,332  $    (32,434)  $      28,898  $      60,802  $     (27,504)  $     33,298
      Other                                  9,604        (7,791)          1,813          9,351         (6,368)         2,983
                                     -------------  ------------   -------------  -------------  -------------   ------------
        Total finite-lived
          intangible assets          $      70,936  $    (40,225)  $      30,711  $      70,153  $     (33,872)  $     36,281
                                     =============  ============   =============  =============  =============   ============

    Finite-lived intangible assets acquired during the years ended December 31, 2016 and 2015 were $783 and $658 with a weighted average amortization period of 4 years and 9 years, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(18) GOODWILL AND INTANGIBLE ASSETS (CONTINUED)

    The appropriate estimated useful life for each intangible asset class is reviewed annually. A change in expected useful life could potentially indicate impairment of these assets. The Company completes annual impairment testing of all intangible assets. The annual review did not result in any changes to the expected useful lives and no intangible impairments were recorded in 2016, 2015, or 2014.

    Intangible asset amortization expense for 2016, 2015, and 2014 in the amount of $6,353, $7,108, and $3,416, respectively, is included in general operating expenses on the consolidated statements of operations and comprehensive income. Projected amortization expense for the next five years is as follows: 2017, $4,757; 2018, $4,293; 2019, $3,963; 2020, $3,825; 2021,
    3,735.

(19) RELATED PARTY TRANSACTIONS

    The Company has investment advisory agreements with an affiliate, Advantus. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $23,207, $22,127and $21,013 during 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, the amount due to Advantus under these agreements was $9,041 and $8,663, respectively.

    The Company also has an agreement with an affiliate, Securian Financial Services, Inc. (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity, variable life and certain equity indexed products. Fees paid by the Company for the performance of compliance functions for these variable products totaled $1,157, $1,041 and $998 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company also recognized commission expense of $104,747, $107,690 and $105,218 for the years ended December 31, 2016, 2015 and 2014, respectively. The Company recognized commissions payable to SFS in the amounts of $2,561 and $2,365 for the years ended December 31, 2016 and 2015, respectively.

    Under a marketing services agreement with SFS, the Company collects commissions for the sale of certain insurance products. For the years ended December 31, 2016, 2015 and 2014, the Company collected commissions of $3,966, $3,692 and $3,062, respectively.

    Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2016, 2015 and 2014, the amounts transferred were $14,404, $14,776, and $13,929, respectively.

    The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates and is reimbursed. At December 31, 2016 and 2015, the amount payable to the Company was $25,828 and $18,789, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2016, 2015, and 2014 were $85,150, $61,317 and $68,244, respectively. The Company also has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the years ended December 31, 2016, 2015 and 2014 was $22,637, $39,038 and $25,091, respectively. The amount payable to SFG at December 31, 2016 and 2015 was $7,176 and $11,293, respectively. As of December 31, 2016 and 2015, the Company also had a receivable from SFG, in the amount of $22,066 and $24,195, respectively, related to the advance of future years' defined benefit plan expenses.

    In 2015, the Company sold an additional group variable universal life policy to SFG. The Company received premiums of $7,664, $7,664 and $2,000 in 2016, 2015 and 2014, respectively, for these policies. No claims were paid during 2016, 2015 and 2014. As of December 31, 2016 and 2015, reserves held under these policies were $53,495 and $43,546, respectively.

    The Company is a distributor of its affiliates' insurance and other products. Product offerings include credit life and disability, accidental death, collateral protection insurance, guarantee auto protection and debt cancellation. The Company earned $45,195, $42,632 and $38,231 in commission revenues related to the sales and servicing of these products for the years ended December 31, 2016, 2015 and 2014, respectively. As of December 31, 2016 and 2015, commission revenue due to the Company from its affiliates was $523 and $2,299, respectively.

    Certain of the Company's affiliates distribute its insurance products. Product offerings include individual life and annuity and group life insurance. The Company paid $10,276, $8,471 and $8,756 in commission expenses related to the sales of these products for the years ended December 31, 2016, 2015 and 2014, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS)

    Comprehensive income (loss) is defined as any change in equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, adjustments to pension and other postretirement plans, unrealized gains (losses) on securities and related adjustments.

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below:

                                                                                           DECEMBER 31, 2016
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT          NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       141,773   $       (49,407)  $        92,366
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                           (17,634)            6,172           (11,462)
        Unrealized gains (losses) on securities -- OTTI                             1,734              (607)            1,127
        Adjustment to deferred policy acquisition costs                           (82,037)           28,713           (53,324)
        Adjustment to reserves                                                     12,032            (4,211)            7,821
        Adjustment to unearned policy and contract fees                            72,377           (25,332)           47,045
        Adjustment to pension and other postretirement plans                          (69)               24               (45)
        Less: Reclassification adjustment for expenses included in net
          income                                                                      374              (131)              243
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       128,550   $       (44,779)  $        83,771
                                                                          ===============   ===============   ===============

                                                                                           DECEMBER 31, 2015
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $      (481,442)  $       168,372   $      (313,070)
        Less: Reclassification adjustment for gains (losses) included
          in net income                                                            17,801            (6,231)           11,570
        Unrealized gains (losses) on securities -- OTTI                            (2,129)              745            (1,384)
        Adjustment to deferred policy acquisition costs                           208,912           (73,119)          135,793
        Adjustment to reserves                                                     22,718            (7,951)           14,767
        Adjustment to unearned policy and contract fees                          (106,247)           37,187           (69,060)
        Adjustment to pension and other postretirement plans                        3,495            (1,223)            2,272
        Less: Reclassification adjustment for expenses included in net
          income                                                                     457              (160)              297
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $      (336,435)  $       117,620   $      (218,815)
                                                                          ===============   ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    The components of other comprehensive income (loss) and related tax effects, other than net income are illustrated below (Continued):

                                                                                           DECEMBER 31, 2014
                                                                          ---------------------------------------------------
                                                                              BEFORE          TAX BENEFIT         NET OF
                                                                                TAX            (EXPENSE)            TAX
                                                                          ---------------   ---------------   ---------------
      Other comprehensive income (loss):
        Unrealized holding gains (losses) on securities arising during
          the period                                                      $       369,382   $      (129,286)  $       240,096
        Less: Reclassification adjustment for gains (losses) included in
          net income                                                              (61,090)           21,381           (39,709)
        Unrealized gains (losses) on securities -- OTTI                            (2,955)            1,034            (1,921)
        Adjustment to deferred policy acquisition costs                          (198,649)           69,527          (129,122)
        Adjustment to reserves                                                    (19,585)            6,854           (12,731)
        Adjustment to unearned policy and contract fees                           114,854           (40,199)           74,655
        Adjustment to pension and other postretirement plans                      (11,353)            3,974            (7,379)
        Less: Reclassification adjustment for expenses included in net
          income                                                                     (690)              243              (447)
                                                                          ---------------   ---------------   ---------------
          Other comprehensive income (loss)                               $       189,914   $       (66,472)  $       123,442
                                                                          ===============   ===============   ===============

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2016 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $        18,989   Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities                  (777)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (578)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                    17,634
      Deferred income tax benefit (expense)                                        (6,172)
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $        11,462
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (355)  General operating expenses
        Amortization of net actuarial losses                                          729   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           374
      Deferred income tax benefit (expense)                                          (131)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           243
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(20) OTHER COMPREHENSIVE INCOME (LOSS) (CONTINUED)

    Information regarding amounts reclassified out of each component of accumulated other comprehensive income and related tax effects at December 31, 2015 were as follows:

                                                                              AMOUNT
                                                                           RECLASSIFIED
                                                                               FROM
                                                                            ACCUMULATED
                                                                               OTHER              CONSOLIDATED STATEMENT OF
                                                                           COMPREHENSIVE        OPERATIONS AND COMPREHENSIVE
                                                                              INCOME                  INCOME LOCATION
                                                                          ---------------   --------------------------------------
      Net unrealized investment gains (losses):
        Unrealized gains (losses)                                         $          (319)  Other net realized investment gains
        Unrealized OTTI losses -- OTTI on fixed maturity securities               (16,569)  OTTI on fixed maturity securities
        Unrealized OTTI losses -- OTTI on other securities                           (913)  Other net realized investment gains
                                                                          ---------------
        Unrealized investment gains (losses), before income tax                   (17,801)
      Deferred income tax benefit (expense)                                         6,231
                                                                          ---------------
        Unrealized investment gains (losses), net of income tax           $       (11,570)
                                                                          ===============

      Pension and other postretirement plans (1):
        Amortization of prior service benefit                             $          (975)  General operating expenses
        Amortization of net actuarial losses                                        1,432   General operating expenses
                                                                          ---------------
        Amortization of pension and other postretirement plan items,
          before income tax                                                           457
      Deferred income tax benefit (expense)                                          (160)
                                                                          ---------------
        Amortization of pension and other postretirement plan items, net
          of income tax                                                   $           297
                                                                          ===============

----------
   (1) These accumulated other comprehensive income items are included in the computation of net periodic benefit costs. See Note 11 for further details.

    The components of accumulated other comprehensive income and related tax effects at December 31 were as follows:

                                                                  2016              2015
                                                             ---------------   ---------------
      Gross unrealized gains                                 $       552,724   $       513,616
      Gross unrealized losses                                       (132,948)         (217,979)
      Gross unrealized losses -- OTTI                                  6,640             4,906
      Adjustment to deferred policy acquisition costs               (122,927)          (40,890)
      Adjustment to reserves                                         (65,540)          (77,572)
      Adjustment to unearned policy and contract fees                 73,936             1,559
      Adjustment to pension and other postretirement plans           (11,634)          (11,939)
                                                             ---------------   ---------------
                                                                     300,251           171,701
      Deferred federal income tax expenses                           (99,485)          (54,706)
                                                             ---------------   ---------------
        Net accumulated other comprehensive income           $       200,766   $       116,995
                                                             ===============   ===============

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(21) STOCK DIVIDENDS AND CAPITAL CONTRIBUTIONS

    The Company declared and paid a dividend to SFG consisting of equity securities in the amount of $2,000 during the year ended December 31, 2016. During the year ended December 31, 2015 there were no dividends declared or paid to SFG. The Company declared and paid a cash dividend to SFG in the amount of $7,700 during the year ended December 31, 2014.

    Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2016 statutory results, the maximum amount available for the payment of dividends during 2017 by Minnesota Life Insurance Company without prior regulatory approval is $297,160.

    For the years ended December 31, 2016, 2015 and 2014 there were no capital contributions from SFG to the Company.

(22) COMMITMENTS AND CONTINGENCIES

    The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on consolidated operations or the financial position of the Company.

    In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies (reinsurers). To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

    The Company holds TBA securities with extended forward contract dates which represent a future commitment. As of December 31, 2016 and 2015, these securities were reported at fair value of $18,847 and $43,887, respectively.

    The Company has long-term commitments to fund alternative investments and real estate investments totaling $357,743 as of December 31, 2016. The Company estimates that $143,000 of these commitments will be invested in 2017, with the remaining $214,743 invested over the next four years.

    As of December 31, 2016, the Company had committed to originate mortgage loans totaling $271,675 but had not completed the originations.

    As of December 31, 2016, the Company had committed to purchase fixed maturity securities totaling $39,000 but had not completed the purchase transactions.

    The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2017, $11,267; 2018, $11,267; 2019, $11,267; 2020, $11,267; 2021, $11,267. The
    Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2017, $728; 2018, $632; 2019, $606; 2020, $514; 2021, $493. Lease expense, net of sub-lease income, for the years ended December 31, 2016, 2015 and 2014 was $8,416, $8,600, and $8,755,
    respectively. The Company has lease agreements with unaffiliated companies. Income from the building leases was $131, $149 and $149 for the years ended December 31, 2016, 2015 and 2014, respectively and is reported in net investment income on the statements of operations and comprehensive income. Commitments to the Company from these agreements are as follows: 2017, $183; 2018, $165; 2019, $112; 2020, $92; 2021, $0. The Company also has long-term lease agreements with unaffiliated companies for office facilities and equipment. Minimum gross rental commitments under these leases are as follows: 2017, $5,149; 2018, $3,769; 2019, $5,348; 2020, $4,926; 2021,
    $4,441.

    At December 31, 2016, the Company had guaranteed the payment of $37,200 of policyholder dividends and discretionary amounts payable in 2017. The Company has pledged fixed maturity securities, valued at $57,779 to secure this guarantee. Pursuant to the Escrow Trust Account Agreement dated December 13, 1991 between Minnesota Life Insurance Company and Wells Fargo Bank, N.A., the Company pays irrevocable dividends to certain policyholders of the Company. Policyholders may choose the form in which the irrevocable dividend is applied, which include the cash payment of the dividend to the policyholder, using the dividend to purchase additional coverage or to increase the cash value of the policy. The policyholders covered by the Escrow Trust Account Agreement primarily includes owners of certain individual life insurance policies issued by the Company, but does not include all of the dividend-paying insurance policies issued by the Company.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(22) COMMITMENTS AND CONTINGENCIES (CONTINUED)

    The Company has a 100% coinsurance agreement for its individual disability line within its Corporate business unit. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2016 and 2015, the assets held in trust were $499,416 and $528,771, respectively. These assets are not reflected on the accompanying consolidated balance sheets.

    Occasionally, the Company will occasionally enter into loan guarantees for general agents. Management does not consider an accrual necessary relating to these guarantees.

    In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

    In connection with the sale of a subsidiary company in 1997, the Company has guaranteed the adequacy of claim reserves transferred under the agreement for a period of 10 years subsequent to the date of transfer. To the extent that these reserves were over or under provided for, an exchange of the difference is required by the agreement. In 2008, the Company amended the agreement to extend the reserve guarantee by an additional 10 years to December 31, 2017, at which point a settlement payment/receipt will be determined. The Company expects the settlement of this agreement to be immaterial to its consolidated financial position.

    The Company has minimum compensation agreements with certain sales and employee groups, the terms of which expire at various times through 2019. Such agreements, which have been revised from time to time, provide for minimum compensation for these groups. The aggregate future minimum commitment under these agreements at December 31, 2016 and 2015 was approximately $2,325 and $2,487, respectively.

    The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2016 and 2015, this liability was $1,597 and $1,684, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,344 and $2,582 as of December 31, 2016 and 2015, respectively. These assets are being amortized over a five-year period.

(23) STATUTORY ACCOUNTING PRACTICES

    The Company's insurance operations, domiciled in various states, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the regulatory authority of the state of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company's insurance operations have no material statutory accounting practices that differ from those of the state of domicile or the NAIC accounting practices. See note 21 for discussion of statutory dividend limitations.

    The Company and its insurance company subsidiary are required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company and its insurance company subsidiaries exceeded the minimum RBC requirements for the years ended December 31, 2016, 2015 and 2014.

    The Company's insurance operations are required to file financial statements with state and foreign regulatory authorities. The accounting principles used to prepare these statutory financial statements follow prescribed and permitted accounting principles, which differ from GAAP. On a statutory accounting basis, the Company's insurance operations reported net income of $84,001, $215,860 and $212,936 in 2016, 2015 and 2014, respectively.
    Statutory surplus of these operations was $2,971,602 and $2,766,405 as of December 31, 2016 and 2015, respectively.

                                                                     (Continued)

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

(24) SUBSEQUENT EVENTS

    Effective February 13, 2017, the Company declared and paid a dividend to SFG consisting of equity securities in the amount of $1,953.

    The Company evaluated subsequent events through March 8, 2017, the date these financial statements were issued. There were no material subsequent events that required recognition or further disclosure in the Company's financial statements.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
        SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN
                                RELATED PARTIES
                               DECEMBER 31, 2016
                                 (IN THOUSANDS)

                                                                                                                    AS SHOWN
                                                                                                                     ON THE
                                                                                                                  CONSOLIDATED
TYPE OF INVESTMENT                                                              COST (2)           VALUE        BALANCE SHEET (1)
-------------------------------------------------------------------------   ---------------   ---------------   -----------------
Fixed maturity securities
  U.S. government                                                           $       275,240   $       293,539   $         293,539
  Agencies not backed by the full faith and credit of the U.S. government           813,892           820,335             820,335
  Foreign governments                                                                33,244            37,064              37,064
  Public utilities                                                                  850,521           882,016             882,016
  Asset-backed securities                                                           464,388           472,839             472,839
  Mortgage-backed securities                                                      3,077,081         3,177,194           3,177,194
  All other corporate fixed maturity securities                                   7,881,479         8,076,533           8,076,533
                                                                            ---------------   ---------------   -----------------
    Total fixed maturity securities                                              13,395,845        13,759,520          13,759,520
                                                                            ---------------   ---------------   -----------------

Equity securities:
  Common stocks:
    Public utilities                                                                 35,994            37,832              37,832
    Banks, trusts and insurance companies                                           183,052           212,258             212,258
    Industrial, miscellaneous and all other                                         177,930           210,295             210,295
  Nonredeemable preferred stocks                                                     92,771            92,103              92,103
                                                                            ---------------   ---------------   -----------------
    Total equity securities                                                         489,747           552,488             552,488
                                                                            ---------------   ---------------   -----------------

Mortgage loans on real estate                                                     2,544,437            xxxxxx           2,544,437
Real Estate                                                                             478            xxxxxx                 478
Policy loans                                                                        426,971            xxxxxx             426,971
Other investments                                                                   351,382            xxxxxx             351,382
Alternative investments                                                             622,676            xxxxxx             622,676
Derivative investments                                                              365,143            xxxxxx             365,143
                                                                            ---------------                     -----------------
    Total                                                                         4,311,087            xxxxxx           4,311,087
                                                                            ---------------                     -----------------

Total investments                                                           $    18,196,679            xxxxxx   $      18,623,095
                                                                            ===============                     =================

----------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) Original cost reduced by impairment write-downs for equity securities and original cost reduced by repayments and impairment write-downs and adjusted for amortization of premiums and accrual of discounts for fixed maturity securities and other investments.

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (IN THOUSANDS)

                                                                                  AS OF DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                           FUTURE POLICY
                                                           DEFERRED          BENEFITS,                         OTHER POLICY
                                                            POLICY        LOSSES, CLAIMS                        CLAIMS AND
                                                          ACQUISITION     AND SETTLEMENT       UNEARNED          BENEFITS
SEGMENT                                                      COSTS         EXPENSES (1)      PREMIUMS (2)         PAYABLE
-----------------------------------------------------   ---------------   ---------------   ---------------   ---------------
2016:
  Life insurance                                        $     1,118,581   $     7,918,841   $       340,397   $       484,280
  Accident and health insurance                                  16,214           580,993            59,077            66,362
  Annuity                                                       232,390         5,378,574                --               151
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,367,185   $    13,878,408   $       399,474   $       550,793
                                                        ===============   ===============   ===============   ===============

2015:
  Life insurance                                        $     1,065,178   $     7,065,168   $       346,821   $       491,308
  Accident and health insurance                                  16,256           604,358            53,903            63,802
  Annuity                                                       216,872         4,992,016                26               205
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $     1,298,306   $    12,661,542   $       400,750   $       555,315
                                                        ===============   ===============   ===============   ===============

2014:
  Life insurance                                        $       736,625   $     6,200,251   $       199,143   $       470,683
  Accident and health insurance                                  15,208           635,083            51,460            59,802
  Annuity                                                       188,257         4,998,479                26               155
                                                        ---------------   ---------------   ---------------   ---------------
                                                        $       940,090   $    11,833,813   $       250,629   $       530,640
                                                        ===============   ===============   ===============   ===============

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                     -------------------------------------------------------------------------------------------
                                                                                     AMORTIZATION
                                                                      BENEFITS,       OF DEFERRED
                                                         NET        CLAIMS, LOSSES      POLICY           OTHER
                                        PREMIUM       INVESTMENT    AND SETTLEMENT    ACQUISITION      OPERATING       PREMIUMS
SEGMENT                               REVENUE (3)       INCOME      EXPENSES (5)         COSTS         EXPENSES      WRITTEN (4)
----------------------------------   -------------   ------------   --------------   -------------   -------------   -----------
2016:
  Life insurance                     $   2,317,090   $    489,971   $    2,230,269   $     159,218   $     893,371
  Accident and health insurance            332,483          9,018          120,944          12,493         188,798
  Annuity                                  528,372        227,187          490,913          38,936         204,595
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   3,177,945   $    726,176   $    2,842,126   $     210,647   $   1,286,764   $        --
                                     =============   ============   ==============   =============   =============   ===========

2015:
  Life insurance                     $   2,299,337   $    458,314   $    2,140,844   $     153,963   $     852,632
  Accident and health insurance            339,144          9,391          128,053          11,362         185,157
  Annuity                                  270,420        221,432          246,582          46,720         193,701
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,908,901   $    689,137   $    2,515,479   $     212,045   $   1,231,490   $        --
                                     =============   ============   ==============   =============   =============   ===========

2014:
  Life insurance                     $   2,112,889   $    425,261   $    1,915,329   $     146,242   $     753,805
  Accident and health insurance            327,307          9,284          112,251          10,414         181,813
  Annuity                                  251,892        229,754          254,727          60,097         182,419
                                     -------------   ------------   --------------   -------------   -------------   -----------
                                     $   2,692,088   $    664,299   $    2,282,307   $     216,753   $   1,118,037   $        --
                                     =============   ============   ==============   =============   =============   ===========

----------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5) Includes interest credited to policies and contracts and policyholder dividends

See accompanying independent auditor's report.

               MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2016, 2015 AND 2014
                                 (IN THOUSANDS)

                                                                                                                     PERCENTAGE
                                                              CEDED TO        ASSUMED FROM                           OF AMOUNT
                                            GROSS              OTHER              OTHER              NET              ASSUMED
                                            AMOUNT           COMPANIES          COMPANIES           AMOUNT             TO NET
                                       ----------------   ----------------   ---------------   ----------------   ----------------
2016: Life insurance in force          $  1,177,857,816   $    424,182,718   $       790,568   $    754,465,666                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,444,925   $        623,740   $         5,268   $      1,826,453                0.3%
        Accident and health insurance           410,491             80,966             2,959            332,484                0.9%
        Annuity                                 312,796                                                 312,796                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      3,168,212   $        704,706   $         8,227   $      2,471,733                0.3%
                                       ================   ================   ===============   ================

2015: Life insurance in force          $  1,150,505,390   $    346,303,049   $       838,901   $    805,041,242                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,379,144   $        569,017   $         5,889   $      1,816,016                0.3%
        Accident and health insurance           417,503             81,230             2,871            339,144                0.8%
        Annuity                                  65,307                 --                --             65,307                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,861,954   $        650,247   $         8,760   $      2,220,467                0.4%
                                       ================   ================   ===============   ================

2014: Life insurance in force          $  1,073,096,250   $    326,467,564   $       823,627   $    747,452,313                0.1%
                                       ================   ================   ===============   ================
      Premiums:
        Life insurance                 $      2,155,932   $        538,929   $        31,905   $      1,648,908                1.9%
        Accident and health insurance           404,247             80,090             3,151            327,308                1.0%
        Annuity                                  63,093                 --                --             63,093                0.0%
                                       ----------------   ----------------   ---------------   ----------------
          Total premiums               $      2,623,272   $        619,019   $        35,056   $      2,039,309                1.7%
                                       ================   ================   ===============   ================

See accompanying independent auditor's report.

                                    PART C

                              OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number     Caption in Other Information

   24.          Financial Statements and Exhibits

   25.          Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.          Number of Contract Owners

   28.          Indemnification

   29.          Principal Underwriters

   30.          Location of Accounts and Records

   31.          Management Services

   32.          Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS



(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2016, are included in Part B of this filing and consist of the following:


     1.   Report of Independent Registered Public Accounting Firm.



     2.   Statements of Assets and Liabilities, as of December 31, 2016.

     3.   Statements of Operations, year or period ended December 31, 2016.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2016 and 2015.


     5.   Notes to Financial Statements.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:



     1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries.




     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016 and 2015.

     3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     4. Consolidated Statements of Changes in Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2016.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, as of and for the years ended December 31, 2016 and 2015.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2016, 2015 and 2014.


(b)  Exhibits


     1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     2.   Not applicable.

     3. The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc. previously filed on April 27, 2009 as exhibit 24(c)(3) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity, form 84-9091 previously filed April 23, 1997 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is
                     hereby incorporated by reference.

               (b) The Single Payment Deferred Variable Annuity, form 84-9092 previously filed April 23, 1997 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (c) The Qualified Plan Agreement, form 84-9094 previously filed April 23, 1997 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (d) The Retirement Certificate, form MHC-83-9060 previously filed March 1, 1999 as Exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (e) The Endorsement, form 86-9135 previously filed April 23, 1997 as Exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (f) The Endorsement, form 87-9171 previously filed April 23, 1997 as Exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (g) The Flexible Payment Deferred Variable Annuity Contract, form MHC-84-9091 Rev. 1-88 previously filed April 23, 1997 as Exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (h) The Single Payment Deferred Variable Annuity Contract, form MHC-84-9092 Rev. 1-88 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (i) Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed March 1, 1999 as Exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (j) Rider, Texas Optional Retirement Program, form F. 22976 Rev. 9-81 previously filed April 23, 1997 as Exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, form 84-9091 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (l)  Endorsement, form 91-9256 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (m) The Single Payment Deferred Variable Annuity Contract, form 84- 9092 Rev. 3-91 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (n)  Endorsement, form 91-9257 previously filed April 23, 1997 as
                    Exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (o) Single Payment Deferred Variable Annuity Contract, form number MHC-92-9284 previously filed March 1, 1999 as Exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (p) Flexible Payment Deferred Variable Annuity Contract, form number MHC-92-9283 previously filed March 1, 1999 as Exhibit 24(c)(4)(q) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (q) Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form number MHC-97-9418 previously filed March 1, 1999 as Exhibit 24(c)(4)(r) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (r) Individual Retirement Annuity, SIMPLE - (IRA) Agreement, form number MHC-98-9431 previously filed March 1, 1999 as
                    Exhibit 24(c)(4)(s) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (s) Endorsement, form number 14-70265, previously filed on February 26, 2015 as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.

          5. (a) Amendment to the Application, Texas Optional Retirement Program, form 81-9013 previously filed April 23, 1997 as this exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

               (b) Variable Annuity Application, form number 99-70020 Rev. 5-2001, previously filed April 24, 2000 as this exhibit 24(c)(5)(b) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 18, is hereby incorporated by reference.

               (c) Variable Annuity Application, form number 92-9286 Rev. 9-1997 previously filed April 23, 1997 as this exhibit 24(c)(5)(c) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 14, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) Restated Certificate of Incorporation of Minnesota Life Insurance Company previously filed March 1, 1999 as this exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 2-97564, Post-Effective Amendment Number 16, is hereby incorporated by reference.

               (b) Bylaws of Minnesota Life Insurance Company previously filed as exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.

          8. (a) Participation Agreement among Securian Funds Trust, Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

                   (i) Shareholder Information Agreement among Securian Funds
                       Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on December 20, 2006 as exhibit 24(c)(8)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vii)Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                  (viii) Amendment Number Eight to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(x) to Minnesota Life Variable Life Account's Form N-6, File
                         Number 33-3233, Post-Effective Amendment Number 36, on April 27, 2015, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Minnesota Life's Variable Universal Life Account Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed February 27, 2003 as exhibit 27(h)(6) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(e)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(1)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed February 26, 2003 as exhibit 24(c)(8)(f) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post- Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(8)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on October 4, 2007 as
                         Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment to Participation Agreement by and among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 previously filed on April
                         25, 2011 as exhibit 24(c)(8)(m)(vii)to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                  (viii) Amendment No. 7 to Participation Agreement dated May
                         1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012 is hereby incorporated by reference.

                   (ix) Participation Agreement Addendum dated May 1, 2012 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective
                         Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x) Amendment No. 8 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi) Amendment No. 10 to Participation Agreement dated May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (h) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)(8)(a)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.

                   (iii) Third Amendment to Target Funds Participation
                         Agreement among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company previously filed on April 25, 2011 as exhibit 24(c)(8)(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 26 and 171, is hereby incorporated by reference.

                   (iv) Fourth Amendment to Ivy Funds Variable Insurance Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (i) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(1)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (j) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (k) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (l) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Rule 22c-2 Shareholder Information Agreement by and between Credit Suisse Asset Management Securities, Inc., on behalf of each of the Credit Suisse Funds, and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 10 on February 28, 2008, is hereby incorporated by reference.

 9.   Opinion and consent of Michael P. Boyle, Esq.

10.  Opinion and Consent of KPMG LLP.

11.  Not applicable.

12.  Not applicable.

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements.

ITEM 25.  DIRECTORS AND OFFICERS OF THE MINNESOTA LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                          POSITION AND OFFICES
BUSINESS ADDRESS                            WITH MINNESOTA LIFE
------------------                          ------------------------------------






Eric J. Bentley                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Michael P. Boyle                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Mary K. Brainerd                            Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425


John W. Castro                              Director
898 Glouchester St.
Boca Raton, FL 33487

Gary R. Christensen                         Director, Attorney-in-Fact,
Minnesota Life Insurance Company            Senior Vice President,
400 Robert Street North                     General Counsel and
St. Paul, MN 55101                          Secretary

Susan L. Ebertz                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                             Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101



Kristi L. Fox                               Vice President, Group Insurance
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Craig J. Frisvold                           Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                              Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                            Director
101 North 7th St
Suite 202
Louisville, KY  40202

Christopher M. Hilger                      President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101



John H. Hooley                             Director
4623 McDonald Drive Overlook
Stillwater, MN  55082


Daniel H. Kruse                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


David J. LePlavy                           Senior Vice President, Treasurer and
Minnesota Life Insurance Company           Controller
400 Robert Street North
St. Paul, MN  55101

Andrea L. Mack                              Second Vice President, Individual
Minnesota Life Insurance Company            Product Solutions Group
400 Robert Street North
St. Paul, MN  55101



Susan M. Munson-Regala                      Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Jean Delaney Nelson                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Maria H. O'Phelan                           Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                         Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101



Daniel P. Preiner                           Second Vice President and Corporate
Minnesota Life Insurance Company            Compliance Officer
400 Robert Street North
St. Paul, MN  55101


Trudy A. Rautio                             Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215


Robert L. Senkler                           Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                           Director and Executive Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Loyall E. Wilson                        Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101



John A. Yaggy                           Second Vice President and Assistant
Minnesota Life Insurance Company        Controller
400 Robert Street North
St. Paul, MN  55101


Warren J. Zaccaro                       Director, Executive Vice President
Minnesota Life Insurance Company        and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)
     Capitol City Property Management, Inc.

     Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

     Minnesota Life Insurance Company



     Securian Ventures, Inc.
     Advantus Capital Management, Inc.
     Securian Financial Services, Inc.
     Securian Casualty Company



     H. Beck, Inc. (Maryland)
     Ochs, Inc.
     Lowertown Capital, LLC

Wholly-owned subsidiaries of Minnesota Life Insurance Company:







     Allied Solutions, LLC (Indiana)
     Securian Life Insurance Company
     American Modern Life Insurance Company (Ohio)
     Marketview Properties, LLC (MN)
     Marketview Properties II, LLC (MN)
     Marketview Properties IV, LLC (MN)
     Marketview Properties III, LLC (MN)

     Securian AAM Holdings, LLC (Delaware)


     Oakleaf Service Corporation


Majority-owned subsidiary of Securian AAM Holdings, LLC:

     Asset Allocation & Management Company, L.L.C. (Delaware)





Wholly-owned subsidiary of American Modern Life Insurance Company:

     Southern Pioneer Life Insurance Company


Wholly-owned subsidiary of Securian Holdings Company Canada, Inc:

     Securian Canada, Inc. (British Columbia, Canada)


Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

     Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

     Securian Trust Company, N.A.



Fifty percent-owned subsidiary of Minnesota Life Insurance Company


     CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS



As of February 2, 2017, the number of holders of securities of the Registrant were as follows:



             Title of Class              Number of Record Holders
             --------------              ------------------------

        Variable Annuity Contracts                9,621


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

         (a) Securian Financial Services, Inc. currently acts as principal underwriter for the following investment companies:
              Variable Fund D
              Variable Annuity Account
              Minnesota Life Variable Life Account

              Minnesota Life Individual Variable Universal Life Account

              Minnesota Life Variable Universal Life Account
              Securian Life Variable Universal Life Account

         (b)  Directors and Officers of Securian Financial Services, Inc.:

                        DIRECTORS AND OFFICERS OF UNDERWRITER


                                                   POSITIONS AND
NAME AND PRINCIPAL                                 OFFICES
BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------                  ------------------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Loyall E. Wilson                                   Executive Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101


Peter G. Berlute                                   Vice President - Business Operations and Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101




Jeffrey D. McGrath                                Vice President
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


Kimberly K. Carpenter                             Vice President - Compliance and Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101

Kjirsten G. Zellmer                               Vice President - Strategy and Business Operations
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, MN 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of     Net Underwriting   Compensation on
 Principal     Discounts and       Redemption or      Brokerage       Other
Underwriter     Commissions        Annuitization     Commissions   Compensation
-----------   ----------------   ----------------    -----------   ------------
Securian
Financial
Services, Inc. $42,812,746           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     (b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                               SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant, Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and caused this Registration Statement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 25th day of April, 2017.


                                        VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                                    By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                    By         /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                   Christopher M. Hilger
                                                         President
                                               and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and State of Minnesota, on the 25th day of April, 2017.


                                        MINNESOTA LIFE INSURANCE COMPANY


                                    BY        /s/ Christopher M. Hilger
                                        ----------------------------------------
                                                  Christopher M. Hilger
                                                        President
                                               and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.



              Signature                     Title                                       Date
              ---------                     -----                                       ----
/s/ Christopher M. Hilger                   President and Chief
----------------------------                Executive Officer
Christopher M. Hilger                                                                   April 25, 2017

*
----------------------------                Chairman
Robert L. Senkler

*                                           Director
----------------------------
Mary K. Brainerd


*                                           Director
----------------------------
John W. Castro



*                                           Director
----------------------------
Gary R. Christensen


*                                           Director
----------------------------
Sara H. Gavin

*                                           Director
----------------------------
Eric B. Goodman


*                                           Director
----------------------------
John H. Hooley

*                                           Director
----------------------------
Trudy A. Rautio

*                                           Director
----------------------------
Bruce P. Shay

*                                           Director
----------------------------
Warren J. Zaccaro

/s/ Warren J. Zaccaro                       Executive Vice President                    April 25, 2017
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief financial officer)


/s/ Warren J. Zaccaro                       Executive Vice President                    April 25, 2017
----------------------------                and Chief Financial Officer
Warren J. Zaccaro                           (chief accounting officer)


/s/ David J. LePlavy                        Senior Vice President, Treasurer            April 25, 2017
----------------------------                and Controller (treasurer)
David J. LePlavy


/s/ Gary R. Christensen                     Director, Attorney-in-Fact,                 April 25, 2017
----------------------------                Senior Vice President,
Gary R. Christensen                         General Counsel and Secretary




* Pursuant to power of attorney dated October 17, 2016, a copy of which is filed herewith.

                                    EXHIBIT INDEX

Exhibit Number     Description of Exhibit
--------------     ----------------------
9.                 Opinion and consent of Michael P. Boyle, Esq.

10.                Opinion and consent of KPMG LLP

13. Minnesota Life Insurance Company Power of Attorney To Sign Registration Statements